Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000019975
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class A
Trading Symbol	LACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.09%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.72%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,777	$10,000	$10,000
12/31/2014	$9,685	$9,919	$10,009
1/31/2015	$9,604	$9,842	$10,219
2/28/2015	$10,001	$10,251	$10,123
3/31/2015	$9,922	$10,218	$10,170
4/30/2015	$10,044	$10,294	$10,134
5/31/2015	$10,207	$10,528	$10,109
6/30/2015	$9,866	$10,275	$9,999
7/31/2015	$9,720	$10,239	$10,069
8/31/2015	$9,247	$9,870	$10,054
9/30/2015	$8,916	$9,541	$10,122
10/31/2015	$9,194	$9,895	$10,124
11/30/2015	$9,121	$9,820	$10,097
12/31/2015	$8,901	$9,622	$10,064
1/31/2016	$8,324	$9,029	$10,203
2/29/2016	$8,324	$9,052	$10,275
3/31/2016	$8,771	$9,472	$10,370
4/30/2016	$8,872	$9,610	$10,409
5/31/2016	$9,007	$9,774	$10,412
6/30/2016	$9,060	$9,816	$10,599
7/31/2016	$9,534	$10,262	$10,666
8/31/2016	$9,610	$10,292	$10,654
9/30/2016	$9,771	$10,407	$10,648
10/31/2016	$9,550	$10,235	$10,566
11/30/2016	$9,907	$10,469	$10,316
12/31/2016	$10,010	$10,626	$10,331
1/31/2017	$10,365	$10,910	$10,351
2/28/2017	$10,538	$11,118	$10,421
3/31/2017	$10,655	$11,189	$10,415
4/30/2017	$10,742	$11,313	$10,496
5/31/2017	$10,855	$11,392	$10,576
6/30/2017	$10,941	$11,464	$10,566
7/31/2017	$11,151	$11,696	$10,611
8/31/2017	$11,230	$11,739	$10,706
9/30/2017	$11,387	$11,896	$10,655
10/31/2017	$11,632	$12,091	$10,662
11/30/2017	$11,676	$12,106	$10,648
12/31/2017	$11,667	$12,082	$10,697
1/31/2018	$12,031	$12,456	$10,574
2/28/2018	$11,800	$12,315	$10,473
3/31/2018	$11,814	$12,372	$10,540
4/30/2018	$11,769	$12,346	$10,462
5/31/2018	$12,161	$12,784	$10,537
6/30/2018	$12,113	$12,838	$10,524
7/31/2018	$12,078	$12,921	$10,526
8/31/2018	$12,658	$13,375	$10,594
9/30/2018	$12,717	$13,342	$10,526
10/31/2018	$11,723	$12,535	$10,443
11/30/2018	$11,786	$12,695	$10,505
12/31/2018	$11,255	$12,100	$10,698
1/31/2019	$12,027	$12,942	$10,812
2/28/2019	$12,474	$13,341	$10,805
3/31/2019	$12,525	$13,341	$11,013
4/30/2019	$12,880	$13,699	$11,016
5/31/2019	$12,458	$13,251	$11,211
6/30/2019	$13,113	$13,855	$11,352
7/31/2019	$13,354	$14,091	$11,377
8/31/2019	$13,344	$13,917	$11,672
9/30/2019	$13,060	$13,877	$11,610
10/31/2019	$13,272	$14,096	$11,645
11/30/2019	$13,648	$14,540	$11,639
12/31/2019	$14,041	$14,901	$11,630
1/31/2020	$14,604	$15,320	$11,854
2/29/2020	$14,552	$14,888	$12,068
3/31/2020	$12,935	$12,872	$11,997
4/30/2020	$14,345	$14,299	$12,210
5/31/2020	$15,526	$15,265	$12,267
6/30/2020	$16,444	$15,981	$12,344
7/31/2020	$17,763	$17,140	$12,528
8/31/2020	$19,458	$18,608	$12,427
9/30/2020	$19,108	$18,207	$12,420
10/31/2020	$19,045	$18,058	$12,365
11/30/2020	$21,520	$20,354	$12,486
12/31/2020	$23,020	$21,789	$12,504
1/31/2021	$23,735	$22,450	$12,414
2/28/2021	$24,560	$23,141	$12,235
3/31/2021	$23,354	$22,413	$12,082
4/30/2021	$23,730	$22,992	$12,177
5/31/2021	$23,136	$22,604	$12,217
6/30/2021	$23,280	$23,292	$12,303
7/31/2021	$23,207	$23,143	$12,440
8/31/2021	$23,596	$23,572	$12,417
9/30/2021	$23,309	$23,178	$12,309
10/31/2021	$24,076	$24,008	$12,306
11/30/2021	$23,419	$23,156	$12,342
12/31/2021	$23,240	$23,171	$12,311
1/31/2022	$21,311	$21,653	$12,045
2/28/2022	$21,153	$21,659	$11,911
3/31/2022	$21,449	$21,918	$11,580
4/30/2022	$19,603	$20,363	$11,141
5/31/2022	$18,910	$19,705	$11,213
6/30/2022	$17,986	$18,488	$11,037
7/31/2022	$18,998	$19,544	$11,306
8/31/2022	$19,114	$19,724	$10,987
9/30/2022	$17,932	$18,553	$10,512
10/31/2022	$18,151	$19,158	$10,376
11/30/2022	$18,383	$19,463	$10,758
12/31/2022	$17,811	$18,855	$10,709
1/31/2023	$18,459	$19,951	$11,039
2/28/2023	$18,179	$19,694	$10,753
3/31/2023	$18,173	$19,567	$11,026
4/30/2023	$17,891	$19,300	$11,093
5/31/2023	$17,935	$19,472	$10,972
6/30/2023	$18,538	$20,489	$10,933
7/31/2023	$18,687	$21,050	$10,926
8/31/2023	$18,195	$20,508	$10,856
9/30/2023	$18,020	$19,978	$10,580
10/31/2023	$17,154	$19,100	$10,413
11/30/2023	$18,200	$20,096	$10,884
12/31/2023	$19,058	$21,316	$11,301
1/31/2024	$19,133	$21,070	$11,270
2/29/2024	$19,434	$21,325	$11,111
3/31/2024	$19,947	$21,822	$11,213
4/30/2024	$19,465	$21,067	$10,930
5/31/2024	$19,872	$21,581	$11,116
6/30/2024	$20,002	$21,785	$11,221
7/31/2024	$20,123	$22,207	$11,483
8/31/2024	$20,426	$22,500	$11,648
9/30/2024	$20,872	$22,940	$11,804
10/31/2024	$20,857	$23,135	$11,511
11/30/2024	$22,517	$24,703	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	23.72%	10.53%	8.70%
Class A with sales charge	20.94%	10.02%	8.46%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019977
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class C
Trading Symbol	LACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.71%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 22.90%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,899	$9,919	$10,009
1/31/2015	$9,808	$9,842	$10,219
2/28/2015	$10,207	$10,251	$10,123
3/31/2015	$10,126	$10,218	$10,170
4/30/2015	$10,243	$10,294	$10,134
5/31/2015	$10,401	$10,528	$10,109
6/30/2015	$10,043	$10,275	$9,999
7/31/2015	$9,893	$10,239	$10,069
8/31/2015	$9,409	$9,870	$10,054
9/30/2015	$9,063	$9,541	$10,122
10/31/2015	$9,347	$9,895	$10,124
11/30/2015	$9,264	$9,820	$10,097
12/31/2015	$9,032	$9,622	$10,064
1/31/2016	$8,444	$9,029	$10,203
2/29/2016	$8,444	$9,052	$10,275
3/31/2016	$8,886	$9,472	$10,370
4/30/2016	$8,989	$9,610	$10,409
5/31/2016	$9,117	$9,774	$10,412
6/30/2016	$9,165	$9,816	$10,599
7/31/2016	$9,647	$10,262	$10,666
8/31/2016	$9,716	$10,292	$10,654
9/30/2016	$9,873	$10,407	$10,648
10/31/2016	$9,640	$10,235	$10,566
11/30/2016	$9,994	$10,469	$10,316
12/31/2016	$10,099	$10,626	$10,331
1/31/2017	$10,451	$10,910	$10,351
2/28/2017	$10,626	$11,118	$10,421
3/31/2017	$10,730	$11,189	$10,415
4/30/2017	$10,818	$11,313	$10,496
5/31/2017	$10,924	$11,392	$10,576
6/30/2017	$11,000	$11,464	$10,566
7/31/2017	$11,213	$11,696	$10,611
8/31/2017	$11,283	$11,739	$10,706
9/30/2017	$11,434	$11,896	$10,655
10/31/2017	$11,673	$12,091	$10,662
11/30/2017	$11,718	$12,106	$10,648
12/31/2017	$11,699	$12,082	$10,697
1/31/2018	$12,057	$12,456	$10,574
2/28/2018	$11,824	$12,315	$10,473
3/31/2018	$11,827	$12,372	$10,540
4/30/2018	$11,773	$12,346	$10,462
5/31/2018	$12,159	$12,784	$10,537
6/30/2018	$12,106	$12,838	$10,524
7/31/2018	$12,061	$12,921	$10,526
8/31/2018	$12,635	$13,375	$10,594
9/30/2018	$12,693	$13,342	$10,526
10/31/2018	$11,687	$12,535	$10,443
11/30/2018	$11,750	$12,695	$10,505
12/31/2018	$11,208	$12,100	$10,698
1/31/2019	$11,972	$12,942	$10,812
2/28/2019	$12,411	$13,341	$10,805
3/31/2019	$12,461	$13,341	$11,013
4/30/2019	$12,806	$13,699	$11,016
5/31/2019	$12,385	$13,251	$11,211
6/30/2019	$13,020	$13,855	$11,352
7/31/2019	$13,250	$14,091	$11,377
8/31/2019	$13,240	$13,917	$11,672
9/30/2019	$12,945	$13,877	$11,610
10/31/2019	$13,147	$14,096	$11,645
11/30/2019	$13,512	$14,540	$11,639
12/31/2019	$13,892	$14,901	$11,630
1/31/2020	$14,443	$15,320	$11,854
2/29/2020	$14,380	$14,888	$12,068
3/31/2020	$12,788	$12,872	$11,997
4/30/2020	$14,169	$14,299	$12,210
5/31/2020	$15,322	$15,265	$12,267
6/30/2020	$16,221	$15,981	$12,344
7/31/2020	$17,510	$17,140	$12,528
8/31/2020	$19,183	$18,608	$12,427
9/30/2020	$18,827	$18,207	$12,420
10/31/2020	$18,744	$18,058	$12,365
11/30/2020	$21,177	$20,354	$12,486
12/31/2020	$22,635	$21,789	$12,504
1/31/2021	$23,332	$22,450	$12,414
2/28/2021	$24,126	$23,141	$12,235
3/31/2021	$22,936	$22,413	$12,082
4/30/2021	$23,296	$22,992	$12,177
5/31/2021	$22,695	$22,604	$12,217
6/30/2021	$22,828	$23,292	$12,303
7/31/2021	$22,731	$23,143	$12,440
8/31/2021	$23,104	$23,572	$12,417
9/30/2021	$22,816	$23,178	$12,309
10/31/2021	$23,549	$24,008	$12,306
11/30/2021	$22,888	$23,156	$12,342
12/31/2021	$22,701	$23,171	$12,311
1/31/2022	$20,811	$21,653	$12,045
2/28/2022	$20,640	$21,659	$11,911
3/31/2022	$20,922	$21,918	$11,580
4/30/2022	$19,116	$20,363	$11,141
5/31/2022	$18,419	$19,705	$11,213
6/30/2022	$17,517	$18,488	$11,037
7/31/2022	$18,486	$19,544	$11,306
8/31/2022	$18,600	$19,724	$10,987
9/30/2022	$17,434	$18,553	$10,512
10/31/2022	$17,634	$19,158	$10,376
11/30/2022	$17,863	$19,463	$10,758
12/31/2022	$17,286	$18,855	$10,709
1/31/2023	$17,908	$19,951	$11,039
2/28/2023	$17,618	$19,694	$10,753
3/31/2023	$17,612	$19,567	$11,026
4/30/2023	$17,336	$19,300	$11,093
5/31/2023	$17,365	$19,472	$10,972
6/30/2023	$17,940	$20,489	$10,933
7/31/2023	$18,057	$21,050	$10,926
8/31/2023	$17,591	$20,508	$10,856
9/30/2023	$17,406	$19,978	$10,580
10/31/2023	$16,574	$19,100	$10,413
11/30/2023	$17,566	$20,096	$10,884
12/31/2023	$18,391	$21,316	$11,301
1/31/2024	$18,450	$21,070	$11,270
2/29/2024	$18,729	$21,325	$11,111
3/31/2024	$19,199	$21,822	$11,213
4/30/2024	$18,744	$21,067	$10,930
5/31/2024	$19,111	$21,581	$11,116
6/30/2024	$19,237	$21,785	$11,221
7/31/2024	$19,340	$22,207	$11,483
8/31/2024	$19,620	$22,500	$11,648
9/30/2024	$20,037	$22,940	$11,804
10/31/2024	$20,022	$23,135	$11,511
11/30/2024	$21,589	$24,703	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	22.90%	9.82%	8.00%
Class C with sales charge	21.90%	9.82%	8.00%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class F
Trading Symbol	LBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.89%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,903	$9,919	$10,009
1/31/2015	$9,820	$9,842	$10,219
2/28/2015	$10,226	$10,251	$10,123
3/31/2015	$10,147	$10,218	$10,170
4/30/2015	$10,272	$10,294	$10,134
5/31/2015	$10,438	$10,528	$10,109
6/30/2015	$10,092	$10,275	$9,999
7/31/2015	$9,942	$10,239	$10,069
8/31/2015	$9,467	$9,870	$10,054
9/30/2015	$9,123	$9,541	$10,122
10/31/2015	$9,408	$9,895	$10,124
11/30/2015	$9,333	$9,820	$10,097
12/31/2015	$9,111	$9,622	$10,064
1/31/2016	$8,520	$9,029	$10,203
2/29/2016	$8,520	$9,052	$10,275
3/31/2016	$8,972	$9,472	$10,370
4/30/2016	$9,084	$9,610	$10,409
5/31/2016	$9,221	$9,774	$10,412
6/30/2016	$9,278	$9,816	$10,599
7/31/2016	$9,763	$10,262	$10,666
8/31/2016	$9,841	$10,292	$10,654
9/30/2016	$10,009	$10,407	$10,648
10/31/2016	$9,782	$10,235	$10,566
11/30/2016	$10,148	$10,469	$10,316
12/31/2016	$10,256	$10,626	$10,331
1/31/2017	$10,620	$10,910	$10,351
2/28/2017	$10,798	$11,118	$10,421
3/31/2017	$10,921	$11,189	$10,415
4/30/2017	$11,010	$11,313	$10,496
5/31/2017	$11,126	$11,392	$10,576
6/30/2017	$11,215	$11,464	$10,566
7/31/2017	$11,431	$11,696	$10,611
8/31/2017	$11,511	$11,739	$10,706
9/30/2017	$11,675	$11,896	$10,655
10/31/2017	$11,927	$12,091	$10,662
11/30/2017	$11,981	$12,106	$10,648
12/31/2017	$11,966	$12,082	$10,697
1/31/2018	$12,339	$12,456	$10,574
2/28/2018	$12,111	$12,315	$10,473
3/31/2018	$12,118	$12,372	$10,540
4/30/2018	$12,073	$12,346	$10,462
5/31/2018	$12,475	$12,784	$10,537
6/30/2018	$12,429	$12,838	$10,524
7/31/2018	$12,392	$12,921	$10,526
8/31/2018	$12,988	$13,375	$10,594
9/30/2018	$13,060	$13,342	$10,526
10/31/2018	$12,031	$12,535	$10,443
11/30/2018	$12,095	$12,695	$10,505
12/31/2018	$11,553	$12,100	$10,698
1/31/2019	$12,355	$12,942	$10,812
2/28/2019	$12,805	$13,341	$10,805
3/31/2019	$12,860	$13,341	$11,013
4/30/2019	$13,224	$13,699	$11,016
5/31/2019	$12,801	$13,251	$11,211
6/30/2019	$13,467	$13,855	$11,352
7/31/2019	$13,714	$14,091	$11,377
8/31/2019	$13,714	$13,917	$11,672
9/30/2019	$13,416	$13,877	$11,610
10/31/2019	$13,634	$14,096	$11,645
11/30/2019	$14,020	$14,540	$11,639
12/31/2019	$14,427	$14,901	$11,630
1/31/2020	$15,005	$15,320	$11,854
2/29/2020	$14,952	$14,888	$12,068
3/31/2020	$13,295	$12,872	$11,997
4/30/2020	$14,744	$14,299	$12,210
5/31/2020	$15,958	$15,265	$12,267
6/30/2020	$16,905	$15,981	$12,344
7/31/2020	$18,261	$17,140	$12,528
8/31/2020	$20,015	$18,608	$12,427
9/30/2020	$19,648	$18,207	$12,420
10/31/2020	$19,584	$18,058	$12,365
11/30/2020	$22,129	$20,354	$12,486
12/31/2020	$23,675	$21,789	$12,504
1/31/2021	$24,411	$22,450	$12,414
2/28/2021	$25,259	$23,141	$12,235
3/31/2021	$24,038	$22,413	$12,082
4/30/2021	$24,425	$22,992	$12,177
5/31/2021	$23,813	$22,604	$12,217
6/30/2021	$23,967	$23,292	$12,303
7/31/2021	$23,892	$23,143	$12,440
8/31/2021	$24,292	$23,572	$12,417
9/30/2021	$24,003	$23,178	$12,309
10/31/2021	$24,792	$24,008	$12,306
11/30/2021	$24,116	$23,156	$12,342
12/31/2021	$23,937	$23,171	$12,311
1/31/2022	$21,952	$21,653	$12,045
2/28/2022	$21,789	$21,659	$11,911
3/31/2022	$22,099	$21,918	$11,580
4/30/2022	$20,198	$20,363	$11,141
5/31/2022	$19,470	$19,705	$11,213
6/30/2022	$18,534	$18,488	$11,037
7/31/2022	$19,577	$19,544	$11,306
8/31/2022	$19,711	$19,724	$10,987
9/30/2022	$18,484	$18,553	$10,512
10/31/2022	$18,708	$19,158	$10,376
11/30/2022	$18,948	$19,463	$10,758
12/31/2022	$18,363	$18,855	$10,709
1/31/2023	$19,031	$19,951	$11,039
2/28/2023	$18,743	$19,694	$10,753
3/31/2023	$18,752	$19,567	$11,026
4/30/2023	$18,462	$19,300	$11,093
5/31/2023	$18,493	$19,472	$10,972
6/30/2023	$19,133	$20,489	$10,933
7/31/2023	$19,272	$21,050	$10,926
8/31/2023	$18,780	$20,508	$10,856
9/30/2023	$18,589	$19,978	$10,580
10/31/2023	$17,711	$19,100	$10,413
11/30/2023	$18,773	$20,096	$10,884
12/31/2023	$19,677	$21,316	$11,301
1/31/2024	$19,739	$21,070	$11,270
2/29/2024	$20,065	$21,325	$11,111
3/31/2024	$20,583	$21,822	$11,213
4/30/2024	$20,101	$21,067	$10,930
5/31/2024	$20,506	$21,581	$11,116
6/30/2024	$20,660	$21,785	$11,221
7/31/2024	$20,785	$22,207	$11,483
8/31/2024	$21,098	$22,500	$11,648
9/30/2024	$21,547	$22,940	$11,804
10/31/2024	$21,547	$23,135	$11,511
11/30/2024	$23,259	$24,703	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	23.89%	10.65%	8.81%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188232
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class F3
Trading Symbol	LOCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 24.04%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,114	$10,127	$10,051
5/31/2017	$10,220	$10,198	$10,128
6/30/2017	$10,304	$10,262	$10,118
7/31/2017	$10,501	$10,470	$10,162
8/31/2017	$10,575	$10,508	$10,253
9/30/2017	$10,727	$10,650	$10,204
10/31/2017	$10,957	$10,824	$10,210
11/30/2017	$11,006	$10,837	$10,197
12/31/2017	$11,003	$10,815	$10,244
1/31/2018	$11,344	$11,151	$10,126
2/28/2018	$11,128	$11,024	$10,030
3/31/2018	$11,137	$11,075	$10,094
4/30/2018	$11,096	$11,052	$10,019
5/31/2018	$11,472	$11,444	$10,091
6/30/2018	$11,432	$11,492	$10,078
7/31/2018	$11,399	$11,566	$10,080
8/31/2018	$11,952	$11,974	$10,145
9/30/2018	$12,013	$11,944	$10,080
10/31/2018	$11,071	$11,221	$10,000
11/30/2018	$11,130	$11,364	$10,060
12/31/2018	$10,629	$10,832	$10,245
1/31/2019	$11,371	$11,586	$10,354
2/28/2019	$11,792	$11,943	$10,348
3/31/2019	$11,836	$11,943	$10,546
4/30/2019	$12,178	$12,264	$10,549
5/31/2019	$11,782	$11,862	$10,736
6/30/2019	$12,404	$12,403	$10,871
7/31/2019	$12,630	$12,614	$10,895
8/31/2019	$12,630	$12,459	$11,177
9/30/2019	$12,360	$12,422	$11,118
10/31/2019	$12,569	$12,619	$11,151
11/30/2019	$12,913	$13,016	$11,146
12/31/2019	$13,288	$13,339	$11,138
1/31/2020	$13,827	$13,715	$11,352
2/29/2020	$13,788	$13,328	$11,557
3/31/2020	$12,256	$11,523	$11,489
4/30/2020	$13,592	$12,801	$11,693
5/31/2020	$14,722	$13,665	$11,747
6/30/2020	$15,593	$14,306	$11,821
7/31/2020	$16,844	$15,344	$11,998
8/31/2020	$18,459	$16,658	$11,901
9/30/2020	$18,127	$16,299	$11,894
10/31/2020	$18,068	$16,165	$11,841
11/30/2020	$20,418	$18,221	$11,958
12/31/2020	$21,848	$19,505	$11,974
1/31/2021	$22,533	$20,097	$11,888
2/28/2021	$23,320	$20,716	$11,716
3/31/2021	$22,185	$20,064	$11,570
4/30/2021	$22,551	$20,582	$11,662
5/31/2021	$21,991	$20,235	$11,700
6/30/2021	$22,138	$20,851	$11,782
7/31/2021	$22,069	$20,717	$11,914
8/31/2021	$22,447	$21,102	$11,891
9/30/2021	$22,177	$20,749	$11,788
10/31/2021	$22,923	$21,492	$11,785
11/30/2021	$22,292	$20,729	$11,820
12/31/2021	$22,121	$20,742	$11,789
1/31/2022	$20,293	$19,383	$11,535
2/28/2022	$20,158	$19,389	$11,407
3/31/2022	$20,447	$19,621	$11,090
4/30/2022	$18,696	$18,228	$10,669
5/31/2022	$18,031	$17,640	$10,738
6/30/2022	$17,156	$16,550	$10,569
7/31/2022	$18,124	$17,495	$10,828
8/31/2022	$18,247	$17,657	$10,522
9/30/2022	$17,102	$16,608	$10,067
10/31/2022	$17,321	$17,150	$9,937
11/30/2022	$17,554	$17,423	$10,302
12/31/2022	$17,010	$16,879	$10,256
1/31/2023	$17,622	$17,860	$10,571
2/28/2023	$17,358	$17,630	$10,298
3/31/2023	$17,375	$17,516	$10,559
4/30/2023	$17,109	$17,277	$10,623
5/31/2023	$17,137	$17,431	$10,508
6/30/2023	$17,728	$18,341	$10,470
7/31/2023	$17,869	$18,844	$10,463
8/31/2023	$17,405	$18,358	$10,396
9/30/2023	$17,235	$17,884	$10,132
10/31/2023	$16,417	$17,098	$9,972
11/30/2023	$17,418	$17,990	$10,424
12/31/2023	$18,251	$19,082	$10,823
1/31/2024	$18,322	$18,862	$10,793
2/29/2024	$18,620	$19,090	$10,640
3/31/2024	$19,115	$19,535	$10,739
4/30/2024	$18,659	$18,859	$10,467
5/31/2024	$19,043	$19,319	$10,645
6/30/2024	$19,190	$19,502	$10,746
7/31/2024	$19,304	$19,880	$10,997
8/31/2024	$19,591	$20,142	$11,155
9/30/2024	$20,022	$20,535	$11,304
10/31/2024	$20,022	$20,710	$11,024
11/30/2024	$21,606	$22,114	$11,140

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	24.04%	10.84%	10.58%
ICE BofA All US Convertibles Index	22.92%	11.18%	10.92%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019979
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class I
Trading Symbol	LCFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.89%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,912	$9,919	$10,009
1/31/2015	$9,830	$9,842	$10,219
2/28/2015	$10,234	$10,251	$10,123
3/31/2015	$10,158	$10,218	$10,170
4/30/2015	$10,282	$10,294	$10,134
5/31/2015	$10,448	$10,528	$10,109
6/30/2015	$10,098	$10,275	$9,999
7/31/2015	$9,957	$10,239	$10,069
8/31/2015	$9,475	$9,870	$10,054
9/30/2015	$9,135	$9,541	$10,122
10/31/2015	$9,427	$9,895	$10,124
11/30/2015	$9,343	$9,820	$10,097
12/31/2015	$9,125	$9,622	$10,064
1/31/2016	$8,536	$9,029	$10,203
2/29/2016	$8,545	$9,052	$10,275
3/31/2016	$8,997	$9,472	$10,370
4/30/2016	$9,100	$9,610	$10,409
5/31/2016	$9,237	$9,774	$10,412
6/30/2016	$9,296	$9,816	$10,599
7/31/2016	$9,789	$10,262	$10,666
8/31/2016	$9,866	$10,292	$10,654
9/30/2016	$10,036	$10,407	$10,648
10/31/2016	$9,802	$10,235	$10,566
11/30/2016	$10,175	$10,469	$10,316
12/31/2016	$10,285	$10,626	$10,331
1/31/2017	$10,648	$10,910	$10,351
2/28/2017	$10,834	$11,118	$10,421
3/31/2017	$10,951	$11,189	$10,415
4/30/2017	$11,040	$11,313	$10,496
5/31/2017	$11,164	$11,392	$10,576
6/30/2017	$11,247	$11,464	$10,566
7/31/2017	$11,471	$11,696	$10,611
8/31/2017	$11,551	$11,739	$10,706
9/30/2017	$11,709	$11,896	$10,655
10/31/2017	$11,969	$12,091	$10,662
11/30/2017	$12,023	$12,106	$10,648
12/31/2017	$12,010	$12,082	$10,697
1/31/2018	$12,392	$12,456	$10,574
2/28/2018	$12,156	$12,315	$10,473
3/31/2018	$12,166	$12,372	$10,540
4/30/2018	$12,120	$12,346	$10,462
5/31/2018	$12,531	$12,784	$10,537
6/30/2018	$12,479	$12,838	$10,524
7/31/2018	$12,442	$12,921	$10,526
8/31/2018	$13,047	$13,375	$10,594
9/30/2018	$13,113	$13,342	$10,526
10/31/2018	$12,084	$12,535	$10,443
11/30/2018	$12,158	$12,695	$10,505
12/31/2018	$11,610	$12,100	$10,698
1/31/2019	$12,411	$12,942	$10,812
2/28/2019	$12,871	$13,341	$10,805
3/31/2019	$12,929	$13,341	$11,013
4/30/2019	$13,293	$13,699	$11,016
5/31/2019	$12,860	$13,251	$11,211
6/30/2019	$13,539	$13,855	$11,352
7/31/2019	$13,786	$14,091	$11,377
8/31/2019	$13,786	$13,917	$11,672
9/30/2019	$13,491	$13,877	$11,610
10/31/2019	$13,709	$14,096	$11,645
11/30/2019	$14,096	$14,540	$11,639
12/31/2019	$14,505	$14,901	$11,630
1/31/2020	$15,093	$15,320	$11,854
2/29/2020	$15,040	$14,888	$12,068
3/31/2020	$13,377	$12,872	$11,997
4/30/2020	$14,837	$14,299	$12,210
5/31/2020	$16,061	$15,265	$12,267
6/30/2020	$17,011	$15,981	$12,344
7/31/2020	$18,378	$17,140	$12,528
8/31/2020	$20,142	$18,608	$12,427
9/30/2020	$19,780	$18,207	$12,420
10/31/2020	$19,715	$18,058	$12,365
11/30/2020	$22,282	$20,354	$12,486
12/31/2020	$23,833	$21,789	$12,504
1/31/2021	$24,581	$22,450	$12,414
2/28/2021	$25,441	$23,141	$12,235
3/31/2021	$24,201	$22,413	$12,082
4/30/2021	$24,600	$22,992	$12,177
5/31/2021	$23,976	$22,604	$12,217
6/30/2021	$24,136	$23,292	$12,303
7/31/2021	$24,061	$23,143	$12,440
8/31/2021	$24,474	$23,572	$12,417
9/30/2021	$24,179	$23,178	$12,309
10/31/2021	$24,980	$24,008	$12,306
11/30/2021	$24,291	$23,156	$12,342
12/31/2021	$24,117	$23,171	$12,311
1/31/2022	$22,119	$21,653	$12,045
2/28/2022	$21,957	$21,659	$11,911
3/31/2022	$22,272	$21,918	$11,580
4/30/2022	$20,358	$20,363	$11,141
5/31/2022	$19,631	$19,705	$11,213
6/30/2022	$18,690	$18,488	$11,037
7/31/2022	$19,733	$19,544	$11,306
8/31/2022	$19,867	$19,724	$10,987
9/30/2022	$18,631	$18,553	$10,512
10/31/2022	$18,871	$19,158	$10,376
11/30/2022	$19,110	$19,463	$10,758
12/31/2022	$18,515	$18,855	$10,709
1/31/2023	$19,199	$19,951	$11,039
2/28/2023	$18,895	$19,694	$10,753
3/31/2023	$18,913	$19,567	$11,026
4/30/2023	$18,623	$19,300	$11,093
5/31/2023	$18,654	$19,472	$10,972
6/30/2023	$19,300	$20,489	$10,933
7/31/2023	$19,438	$21,050	$10,926
8/31/2023	$18,946	$20,508	$10,856
9/30/2023	$18,761	$19,978	$10,580
10/31/2023	$17,866	$19,100	$10,413
11/30/2023	$18,961	$20,096	$10,884
12/31/2023	$19,856	$21,316	$11,301
1/31/2024	$19,934	$21,070	$11,270
2/29/2024	$20,259	$21,325	$11,111
3/31/2024	$20,784	$21,822	$11,213
4/30/2024	$20,301	$21,067	$10,930
5/31/2024	$20,706	$21,581	$11,116
6/30/2024	$20,866	$21,785	$11,221
7/31/2024	$20,991	$22,207	$11,483
8/31/2024	$21,304	$22,500	$11,648
9/30/2024	$21,776	$22,940	$11,804
10/31/2024	$21,761	$23,135	$11,511
11/30/2024	$23,491	$24,703	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	23.89%	10.76%	8.92%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019978
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class P
Trading Symbol	LCFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$150	1.34%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.39%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,903	$9,919	$10,009
1/31/2015	$9,813	$9,842	$10,219
2/28/2015	$10,222	$10,251	$10,123
3/31/2015	$10,145	$10,218	$10,170
4/30/2015	$10,268	$10,294	$10,134
5/31/2015	$10,432	$10,528	$10,109
6/30/2015	$10,079	$10,275	$9,999
7/31/2015	$9,931	$10,239	$10,069
8/31/2015	$9,455	$9,870	$10,054
9/30/2015	$9,113	$9,541	$10,122
10/31/2015	$9,394	$9,895	$10,124
11/30/2015	$9,319	$9,820	$10,097
12/31/2015	$9,097	$9,622	$10,064
1/31/2016	$8,507	$9,029	$10,203
2/29/2016	$8,507	$9,052	$10,275
3/31/2016	$8,957	$9,472	$10,370
4/30/2016	$9,067	$9,610	$10,409
5/31/2016	$9,203	$9,774	$10,412
6/30/2016	$9,253	$9,816	$10,599
7/31/2016	$9,739	$10,262	$10,666
8/31/2016	$9,816	$10,292	$10,654
9/30/2016	$9,981	$10,407	$10,648
10/31/2016	$9,750	$10,235	$10,566
11/30/2016	$10,110	$10,469	$10,316
12/31/2016	$10,215	$10,626	$10,331
1/31/2017	$10,572	$10,910	$10,351
2/28/2017	$10,747	$11,118	$10,421
3/31/2017	$10,867	$11,189	$10,415
4/30/2017	$10,954	$11,313	$10,496
5/31/2017	$11,068	$11,392	$10,576
6/30/2017	$11,155	$11,464	$10,566
7/31/2017	$11,366	$11,696	$10,611
8/31/2017	$11,436	$11,739	$10,706
9/30/2017	$11,595	$11,896	$10,655
10/31/2017	$11,842	$12,091	$10,662
11/30/2017	$11,895	$12,106	$10,648
12/31/2017	$11,880	$12,082	$10,697
1/31/2018	$12,245	$12,456	$10,574
2/28/2018	$12,013	$12,315	$10,473
3/31/2018	$12,019	$12,372	$10,540
4/30/2018	$11,965	$12,346	$10,462
5/31/2018	$12,367	$12,784	$10,537
6/30/2018	$12,320	$12,838	$10,524
7/31/2018	$12,275	$12,921	$10,526
8/31/2018	$12,866	$13,375	$10,594
9/30/2018	$12,925	$13,342	$10,526
10/31/2018	$11,913	$12,535	$10,443
11/30/2018	$11,975	$12,695	$10,505
12/31/2018	$11,428	$12,100	$10,698
1/31/2019	$12,218	$12,942	$10,812
2/28/2019	$12,666	$13,341	$10,805
3/31/2019	$12,709	$13,341	$11,013
4/30/2019	$13,072	$13,699	$11,016
5/31/2019	$12,642	$13,251	$11,211
6/30/2019	$13,298	$13,855	$11,352
7/31/2019	$13,538	$14,091	$11,377
8/31/2019	$13,528	$13,917	$11,672
9/30/2019	$13,246	$13,877	$11,610
10/31/2019	$13,457	$14,096	$11,645
11/30/2019	$13,823	$14,540	$11,639
12/31/2019	$14,216	$14,901	$11,630
1/31/2020	$14,786	$15,320	$11,854
2/29/2020	$14,735	$14,888	$12,068
3/31/2020	$13,098	$12,872	$11,997
4/30/2020	$14,523	$14,299	$12,210
5/31/2020	$15,718	$15,265	$12,267
6/30/2020	$16,633	$15,981	$12,344
7/31/2020	$17,965	$17,140	$12,528
8/31/2020	$19,681	$18,608	$12,427
9/30/2020	$19,321	$18,207	$12,420
10/31/2020	$19,248	$18,058	$12,365
11/30/2020	$21,748	$20,354	$12,486
12/31/2020	$23,255	$21,789	$12,504
1/31/2021	$23,976	$22,450	$12,414
2/28/2021	$24,804	$23,141	$12,235
3/31/2021	$23,592	$22,413	$12,082
4/30/2021	$23,964	$22,992	$12,177
5/31/2021	$23,352	$22,604	$12,217
6/30/2021	$23,504	$23,292	$12,303
7/31/2021	$23,420	$23,143	$12,440
8/31/2021	$23,816	$23,572	$12,417
9/30/2021	$23,516	$23,178	$12,309
10/31/2021	$24,285	$24,008	$12,306
11/30/2021	$23,612	$23,156	$12,342
12/31/2021	$23,423	$23,171	$12,311
1/31/2022	$21,485	$21,653	$12,045
2/28/2022	$21,329	$21,659	$11,911
3/31/2022	$21,622	$21,918	$11,580
4/30/2022	$19,751	$20,363	$11,141
5/31/2022	$19,043	$19,705	$11,213
6/30/2022	$18,123	$18,488	$11,037
7/31/2022	$19,131	$19,544	$11,306
8/31/2022	$19,245	$19,724	$10,987
9/30/2022	$18,044	$18,553	$10,512
10/31/2022	$18,273	$19,158	$10,376
11/30/2022	$18,501	$19,463	$10,758
12/31/2022	$17,914	$18,855	$10,709
1/31/2023	$18,564	$19,951	$11,039
2/28/2023	$18,275	$19,694	$10,753
3/31/2023	$18,271	$19,567	$11,026
4/30/2023	$17,981	$19,300	$11,093
5/31/2023	$18,010	$19,472	$10,972
6/30/2023	$18,632	$20,489	$10,933
7/31/2023	$18,763	$21,050	$10,926
8/31/2023	$18,268	$20,508	$10,856
9/30/2023	$18,086	$19,978	$10,580
10/31/2023	$17,224	$19,100	$10,413
11/30/2023	$18,261	$20,096	$10,884
12/31/2023	$19,134	$21,316	$11,301
1/31/2024	$19,193	$21,070	$11,270
2/29/2024	$19,487	$21,325	$11,111
3/31/2024	$19,991	$21,822	$11,213
4/30/2024	$19,520	$21,067	$10,930
5/31/2024	$19,903	$21,581	$11,116
6/30/2024	$20,047	$21,785	$11,221
7/31/2024	$20,165	$22,207	$11,483
8/31/2024	$20,461	$22,500	$11,648
9/30/2024	$20,899	$22,940	$11,804
10/31/2024	$20,885	$23,135	$11,511
11/30/2024	$22,532	$24,703	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	23.39%	10.27%	8.46%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R2
Trading Symbol	LBCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$166	1.49%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.25%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,900	$9,919	$10,009
1/31/2015	$9,810	$9,842	$10,219
2/28/2015	$10,211	$10,251	$10,123
3/31/2015	$10,134	$10,218	$10,170
4/30/2015	$10,257	$10,294	$10,134
5/31/2015	$10,413	$10,528	$10,109
6/30/2015	$10,059	$10,275	$9,999
7/31/2015	$9,911	$10,239	$10,069
8/31/2015	$9,427	$9,870	$10,054
9/30/2015	$9,084	$9,541	$10,122
10/31/2015	$9,364	$9,895	$10,124
11/30/2015	$9,290	$9,820	$10,097
12/31/2015	$9,059	$9,622	$10,064
1/31/2016	$8,472	$9,029	$10,203
2/29/2016	$8,472	$9,052	$10,275
3/31/2016	$8,913	$9,472	$10,370
4/30/2016	$9,022	$9,610	$10,409
5/31/2016	$9,149	$9,774	$10,412
6/30/2016	$9,201	$9,816	$10,599
7/31/2016	$9,685	$10,262	$10,666
8/31/2016	$9,753	$10,292	$10,654
9/30/2016	$9,912	$10,407	$10,648
10/31/2016	$9,682	$10,235	$10,566
11/30/2016	$10,040	$10,469	$10,316
12/31/2016	$10,142	$10,626	$10,331
1/31/2017	$10,506	$10,910	$10,351
2/28/2017	$10,679	$11,118	$10,421
3/31/2017	$10,794	$11,189	$10,415
4/30/2017	$10,872	$11,313	$10,496
5/31/2017	$10,985	$11,392	$10,576
6/30/2017	$11,064	$11,464	$10,566
7/31/2017	$11,283	$11,696	$10,611
8/31/2017	$11,352	$11,739	$10,706
9/30/2017	$11,507	$11,896	$10,655
10/31/2017	$11,752	$12,091	$10,662
11/30/2017	$11,795	$12,106	$10,648
12/31/2017	$11,783	$12,082	$10,697
1/31/2018	$12,146	$12,456	$10,574
2/28/2018	$11,916	$12,315	$10,473
3/31/2018	$11,914	$12,372	$10,540
4/30/2018	$11,861	$12,346	$10,462
5/31/2018	$12,260	$12,784	$10,537
6/30/2018	$12,209	$12,838	$10,524
7/31/2018	$12,164	$12,921	$10,526
8/31/2018	$12,750	$13,375	$10,594
9/30/2018	$12,805	$13,342	$10,526
10/31/2018	$11,801	$12,535	$10,443
11/30/2018	$11,863	$12,695	$10,505
12/31/2018	$11,315	$12,100	$10,698
1/31/2019	$12,098	$12,942	$10,812
2/28/2019	$12,541	$13,341	$10,805
3/31/2019	$12,589	$13,341	$11,013
4/30/2019	$12,939	$13,699	$11,016
5/31/2019	$12,513	$13,251	$11,211
6/30/2019	$13,166	$13,855	$11,352
7/31/2019	$13,394	$14,091	$11,377
8/31/2019	$13,385	$13,917	$11,672
9/30/2019	$13,104	$13,877	$11,610
10/31/2019	$13,303	$14,096	$11,645
11/30/2019	$13,674	$14,540	$11,639
12/31/2019	$14,059	$14,901	$11,630
1/31/2020	$14,623	$15,320	$11,854
2/29/2020	$14,572	$14,888	$12,068
3/31/2020	$12,945	$12,872	$11,997
4/30/2020	$14,352	$14,299	$12,210
5/31/2020	$15,523	$15,265	$12,267
6/30/2020	$16,442	$15,981	$12,344
7/31/2020	$17,747	$17,140	$12,528
8/31/2020	$19,442	$18,608	$12,427
9/30/2020	$19,090	$18,207	$12,420
10/31/2020	$19,008	$18,058	$12,365
11/30/2020	$21,476	$20,354	$12,486
12/31/2020	$22,959	$21,789	$12,504
1/31/2021	$23,670	$22,450	$12,414
2/28/2021	$24,488	$23,141	$12,235
3/31/2021	$23,288	$22,413	$12,082
4/30/2021	$23,656	$22,992	$12,177
5/31/2021	$23,051	$22,604	$12,217
6/30/2021	$23,182	$23,292	$12,303
7/31/2021	$23,099	$23,143	$12,440
8/31/2021	$23,490	$23,572	$12,417
9/30/2021	$23,192	$23,178	$12,309
10/31/2021	$23,951	$24,008	$12,306
11/30/2021	$23,287	$23,156	$12,342
12/31/2021	$23,103	$23,171	$12,311
1/31/2022	$21,177	$21,653	$12,045
2/28/2022	$21,023	$21,659	$11,911
3/31/2022	$21,303	$21,918	$11,580
4/30/2022	$19,458	$20,363	$11,141
5/31/2022	$18,759	$19,705	$11,213
6/30/2022	$17,845	$18,488	$11,037
7/31/2022	$18,839	$19,544	$11,306
8/31/2022	$18,951	$19,724	$10,987
9/30/2022	$17,761	$18,553	$10,512
10/31/2022	$17,986	$19,158	$10,376
11/30/2022	$18,211	$19,463	$10,758
12/31/2022	$17,640	$18,855	$10,709
1/31/2023	$18,266	$19,951	$11,039
2/28/2023	$17,981	$19,694	$10,753
3/31/2023	$17,985	$19,567	$11,026
4/30/2023	$17,699	$19,300	$11,093
5/31/2023	$17,728	$19,472	$10,972
6/30/2023	$18,320	$20,489	$10,933
7/31/2023	$18,449	$21,050	$10,926
8/31/2023	$17,976	$20,508	$10,856
9/30/2023	$17,775	$19,978	$10,580
10/31/2023	$16,926	$19,100	$10,413
11/30/2023	$17,947	$20,096	$10,884
12/31/2023	$18,800	$21,316	$11,301
1/31/2024	$18,857	$21,070	$11,270
2/29/2024	$19,161	$21,325	$11,111
3/31/2024	$19,651	$21,822	$11,213
4/30/2024	$19,174	$21,067	$10,930
5/31/2024	$19,550	$21,581	$11,116
6/30/2024	$19,685	$21,785	$11,221
7/31/2024	$19,801	$22,207	$11,483
8/31/2024	$20,092	$22,500	$11,648
9/30/2024	$20,515	$22,940	$11,804
10/31/2024	$20,500	$23,135	$11,511
11/30/2024	$22,120	$24,703	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	23.25%	10.10%	8.26%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054884
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R3
Trading Symbol	LCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$155	1.39%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.29%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,900	$9,919	$10,009
1/31/2015	$9,817	$9,842	$10,219
2/28/2015	$10,215	$10,251	$10,123
3/31/2015	$10,136	$10,218	$10,170
4/30/2015	$10,260	$10,294	$10,134
5/31/2015	$10,419	$10,528	$10,109
6/30/2015	$10,071	$10,275	$9,999
7/31/2015	$9,921	$10,239	$10,069
8/31/2015	$9,437	$9,870	$10,054
9/30/2015	$9,091	$9,541	$10,122
10/31/2015	$9,376	$9,895	$10,124
11/30/2015	$9,300	$9,820	$10,097
12/31/2015	$9,070	$9,622	$10,064
1/31/2016	$8,480	$9,029	$10,203
2/29/2016	$8,488	$9,052	$10,275
3/31/2016	$8,931	$9,472	$10,370
4/30/2016	$9,034	$9,610	$10,409
5/31/2016	$9,172	$9,774	$10,412
6/30/2016	$9,219	$9,816	$10,599
7/31/2016	$9,703	$10,262	$10,666
8/31/2016	$9,781	$10,292	$10,654
9/30/2016	$9,939	$10,407	$10,648
10/31/2016	$9,704	$10,235	$10,566
11/30/2016	$10,069	$10,469	$10,316
12/31/2016	$10,175	$10,626	$10,331
1/31/2017	$10,529	$10,910	$10,351
2/28/2017	$10,706	$11,118	$10,421
3/31/2017	$10,827	$11,189	$10,415
4/30/2017	$10,906	$11,313	$10,496
5/31/2017	$11,022	$11,392	$10,576
6/30/2017	$11,102	$11,464	$10,566
7/31/2017	$11,324	$11,696	$10,611
8/31/2017	$11,387	$11,739	$10,706
9/30/2017	$11,548	$11,896	$10,655
10/31/2017	$11,789	$12,091	$10,662
11/30/2017	$11,843	$12,106	$10,648
12/31/2017	$11,825	$12,082	$10,697
1/31/2018	$12,195	$12,456	$10,574
2/28/2018	$11,960	$12,315	$10,473
3/31/2018	$11,964	$12,372	$10,540
4/30/2018	$11,918	$12,346	$10,462
5/31/2018	$12,317	$12,784	$10,537
6/30/2018	$12,260	$12,838	$10,524
7/31/2018	$12,224	$12,921	$10,526
8/31/2018	$12,805	$13,375	$10,594
9/30/2018	$12,865	$13,342	$10,526
10/31/2018	$11,856	$12,535	$10,443
11/30/2018	$11,920	$12,695	$10,505
12/31/2018	$11,373	$12,100	$10,698
1/31/2019	$12,156	$12,942	$10,812
2/28/2019	$12,601	$13,341	$10,805
3/31/2019	$12,653	$13,341	$11,013
4/30/2019	$13,003	$13,699	$11,016
5/31/2019	$12,575	$13,251	$11,211
6/30/2019	$13,231	$13,855	$11,352
7/31/2019	$13,474	$14,091	$11,377
8/31/2019	$13,465	$13,917	$11,672
9/30/2019	$13,176	$13,877	$11,610
10/31/2019	$13,381	$14,096	$11,645
11/30/2019	$13,752	$14,540	$11,639
12/31/2019	$14,140	$14,901	$11,630
1/31/2020	$14,710	$15,320	$11,854
2/29/2020	$14,657	$14,888	$12,068
3/31/2020	$13,032	$12,872	$11,997
4/30/2020	$14,437	$14,299	$12,210
5/31/2020	$15,632	$15,265	$12,267
6/30/2020	$16,550	$15,981	$12,344
7/31/2020	$17,872	$17,140	$12,528
8/31/2020	$19,565	$18,608	$12,427
9/30/2020	$19,219	$18,207	$12,420
10/31/2020	$19,145	$18,058	$12,365
11/30/2020	$21,625	$20,354	$12,486
12/31/2020	$23,126	$21,789	$12,504
1/31/2021	$23,837	$22,450	$12,414
2/28/2021	$24,658	$23,141	$12,235
3/31/2021	$23,449	$22,413	$12,082
4/30/2021	$23,829	$22,992	$12,177
5/31/2021	$23,216	$22,604	$12,217
6/30/2021	$23,357	$23,292	$12,303
7/31/2021	$23,272	$23,143	$12,440
8/31/2021	$23,664	$23,572	$12,417
9/30/2021	$23,369	$23,178	$12,309
10/31/2021	$24,143	$24,008	$12,306
11/30/2021	$23,468	$23,156	$12,342
12/31/2021	$23,285	$23,171	$12,311
1/31/2022	$21,354	$21,653	$12,045
2/28/2022	$21,180	$21,659	$11,911
3/31/2022	$21,476	$21,918	$11,580
4/30/2022	$19,629	$20,363	$11,141
5/31/2022	$18,917	$19,705	$11,213
6/30/2022	$17,998	$18,488	$11,037
7/31/2022	$19,004	$19,544	$11,306
8/31/2022	$19,120	$19,724	$10,987
9/30/2022	$17,915	$18,553	$10,512
10/31/2022	$18,149	$19,158	$10,376
11/30/2022	$18,369	$19,463	$10,758
12/31/2022	$17,794	$18,855	$10,709
1/31/2023	$18,432	$19,951	$11,039
2/28/2023	$18,150	$19,694	$10,753
3/31/2023	$18,145	$19,567	$11,026
4/30/2023	$17,861	$19,300	$11,093
5/31/2023	$17,891	$19,472	$10,972
6/30/2023	$18,498	$20,489	$10,933
7/31/2023	$18,632	$21,050	$10,926
8/31/2023	$18,139	$20,508	$10,856
9/30/2023	$17,950	$19,978	$10,580
10/31/2023	$17,095	$19,100	$10,413
11/30/2023	$18,130	$20,096	$10,884
12/31/2023	$18,978	$21,316	$11,301
1/31/2024	$19,054	$21,070	$11,270
2/29/2024	$19,355	$21,325	$11,111
3/31/2024	$19,841	$21,822	$11,213
4/30/2024	$19,372	$21,067	$10,930
5/31/2024	$19,765	$21,581	$11,116
6/30/2024	$19,895	$21,785	$11,221
7/31/2024	$20,002	$22,207	$11,483
8/31/2024	$20,305	$22,500	$11,648
9/30/2024	$20,738	$22,940	$11,804
10/31/2024	$20,723	$23,135	$11,511
11/30/2024	$22,353	$24,703	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	23.29%	10.20%	8.38%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156617
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R4
Trading Symbol	LCFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.65%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,860	$9,965	$10,070
8/31/2015	$9,381	$9,606	$10,055
9/30/2015	$9,036	$9,286	$10,123
10/31/2015	$9,318	$9,631	$10,125
11/30/2015	$9,244	$9,557	$10,098
12/31/2015	$9,021	$9,365	$10,065
1/31/2016	$8,437	$8,788	$10,204
2/29/2016	$8,445	$8,810	$10,276
3/31/2016	$8,889	$9,219	$10,371
4/30/2016	$8,991	$9,353	$10,410
5/31/2016	$9,128	$9,513	$10,413
6/30/2016	$9,181	$9,554	$10,600
7/31/2016	$9,661	$9,988	$10,667
8/31/2016	$9,738	$10,017	$10,655
9/30/2016	$9,903	$10,129	$10,649
10/31/2016	$9,670	$9,961	$10,567
11/30/2016	$10,032	$10,189	$10,317
12/31/2016	$10,135	$10,342	$10,332
1/31/2017	$10,504	$10,618	$10,352
2/28/2017	$10,679	$10,820	$10,422
3/31/2017	$10,797	$10,890	$10,416
4/30/2017	$10,885	$11,010	$10,497
5/31/2017	$10,991	$11,087	$10,577
6/30/2017	$11,084	$11,158	$10,567
7/31/2017	$11,297	$11,383	$10,612
8/31/2017	$11,368	$11,425	$10,707
9/30/2017	$11,526	$11,578	$10,656
10/31/2017	$11,775	$11,768	$10,663
11/30/2017	$11,828	$11,782	$10,649
12/31/2017	$11,817	$11,759	$10,698
1/31/2018	$12,186	$12,123	$10,575
2/28/2018	$11,952	$11,986	$10,474
3/31/2018	$11,964	$12,041	$10,542
4/30/2018	$11,909	$12,016	$10,463
5/31/2018	$12,315	$12,442	$10,538
6/30/2018	$12,265	$12,495	$10,525
7/31/2018	$12,220	$12,575	$10,527
8/31/2018	$12,817	$13,018	$10,595
9/30/2018	$12,875	$12,986	$10,527
10/31/2018	$11,869	$12,200	$10,444
11/30/2018	$11,932	$12,355	$10,506
12/31/2018	$11,393	$11,777	$10,699
1/31/2019	$12,175	$12,597	$10,813
2/28/2019	$12,628	$12,985	$10,806
3/31/2019	$12,678	$12,984	$11,014
4/30/2019	$13,037	$13,333	$11,017
5/31/2019	$12,611	$12,897	$11,212
6/30/2019	$13,272	$13,485	$11,353
7/31/2019	$13,506	$13,715	$11,378
8/31/2019	$13,506	$13,545	$11,673
9/30/2019	$13,217	$13,506	$11,611
10/31/2019	$13,432	$13,719	$11,646
11/30/2019	$13,803	$14,151	$11,640
12/31/2019	$14,198	$14,503	$11,632
1/31/2020	$14,767	$14,911	$11,855
2/29/2020	$14,715	$14,490	$12,069
3/31/2020	$13,085	$12,528	$11,998
4/30/2020	$14,512	$13,917	$12,211
5/31/2020	$15,706	$14,857	$12,268
6/30/2020	$16,631	$15,554	$12,345
7/31/2020	$17,965	$16,682	$12,530
8/31/2020	$19,680	$18,111	$12,428
9/30/2020	$19,323	$17,720	$12,422
10/31/2020	$19,259	$17,575	$12,366
11/30/2020	$21,762	$19,810	$12,488
12/31/2020	$23,269	$21,206	$12,505
1/31/2021	$23,993	$21,850	$12,415
2/28/2021	$24,827	$22,522	$12,236
3/31/2021	$23,617	$21,814	$12,083
4/30/2021	$23,997	$22,377	$12,178
5/31/2021	$23,396	$22,000	$12,218
6/30/2021	$23,539	$22,669	$12,304
7/31/2021	$23,466	$22,524	$12,442
8/31/2021	$23,859	$22,942	$12,418
9/30/2021	$23,568	$22,558	$12,310
10/31/2021	$24,343	$23,367	$12,307
11/30/2021	$23,678	$22,537	$12,344
12/31/2021	$23,498	$22,552	$12,312
1/31/2022	$21,548	$21,074	$12,047
2/28/2022	$21,388	$21,080	$11,912
3/31/2022	$21,685	$21,332	$11,581
4/30/2022	$19,818	$19,818	$11,142
5/31/2022	$19,104	$19,178	$11,214
6/30/2022	$18,181	$17,994	$11,038
7/31/2022	$19,205	$19,021	$11,307
8/31/2022	$19,322	$19,197	$10,988
9/30/2022	$18,123	$18,057	$10,513
10/31/2022	$18,343	$18,646	$10,377
11/30/2022	$18,578	$18,943	$10,759
12/31/2022	$17,997	$18,351	$10,710
1/31/2023	$18,653	$19,418	$11,040
2/28/2023	$18,370	$19,168	$10,754
3/31/2023	$18,375	$19,044	$11,027
4/30/2023	$18,091	$18,784	$11,094
5/31/2023	$18,121	$18,951	$10,973
6/30/2023	$18,728	$19,941	$10,934
7/31/2023	$18,878	$20,488	$10,927
8/31/2023	$18,381	$19,960	$10,857
9/30/2023	$18,203	$19,444	$10,581
10/31/2023	$17,328	$18,590	$10,414
11/30/2023	$18,384	$19,559	$10,886
12/31/2023	$19,250	$20,746	$11,302
1/31/2024	$19,326	$20,507	$11,271
2/29/2024	$19,629	$20,755	$11,112
3/31/2024	$20,143	$21,239	$11,215
4/30/2024	$19,656	$20,504	$10,931
5/31/2024	$20,067	$21,004	$11,117
6/30/2024	$20,211	$21,203	$11,222
7/31/2024	$20,318	$21,613	$11,484
8/31/2024	$20,624	$21,899	$11,649
9/30/2024	$21,073	$22,327	$11,805
10/31/2024	$21,057	$22,516	$11,512
11/30/2024	$22,733	$24,043	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	23.65%	10.49%	9.11%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156618
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R5
Trading Symbol	LCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.99%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,860	$9,965	$10,070
8/31/2015	$9,383	$9,606	$10,055
9/30/2015	$9,046	$9,286	$10,123
10/31/2015	$9,327	$9,631	$10,125
11/30/2015	$9,253	$9,557	$10,098
12/31/2015	$9,037	$9,365	$10,065
1/31/2016	$8,454	$8,788	$10,204
2/29/2016	$8,454	$8,810	$10,276
3/31/2016	$8,902	$9,219	$10,371
4/30/2016	$9,012	$9,353	$10,410
5/31/2016	$9,148	$9,513	$10,413
6/30/2016	$9,207	$9,554	$10,600
7/31/2016	$9,686	$9,988	$10,667
8/31/2016	$9,771	$10,017	$10,655
9/30/2016	$9,931	$10,129	$10,649
10/31/2016	$9,708	$9,961	$10,567
11/30/2016	$10,069	$10,189	$10,317
12/31/2016	$10,178	$10,342	$10,332
1/31/2017	$10,546	$10,618	$10,352
2/28/2017	$10,722	$10,820	$10,422
3/31/2017	$10,846	$10,890	$10,416
4/30/2017	$10,934	$11,010	$10,497
5/31/2017	$11,049	$11,087	$10,577
6/30/2017	$11,140	$11,158	$10,567
7/31/2017	$11,361	$11,383	$10,612
8/31/2017	$11,432	$11,425	$10,707
9/30/2017	$11,597	$11,578	$10,656
10/31/2017	$11,846	$11,768	$10,663
11/30/2017	$11,899	$11,782	$10,649
12/31/2017	$11,896	$11,759	$10,698
1/31/2018	$12,265	$12,123	$10,575
2/28/2018	$12,031	$11,986	$10,474
3/31/2018	$12,041	$12,041	$10,542
4/30/2018	$11,996	$12,016	$10,463
5/31/2018	$12,403	$12,442	$10,538
6/30/2018	$12,358	$12,495	$10,525
7/31/2018	$12,322	$12,575	$10,527
8/31/2018	$12,920	$13,018	$10,595
9/30/2018	$12,985	$12,986	$10,527
10/31/2018	$11,967	$12,200	$10,444
11/30/2018	$12,031	$12,355	$10,506
12/31/2018	$11,488	$11,777	$10,699
1/31/2019	$12,282	$12,597	$10,813
2/28/2019	$12,746	$12,985	$10,806
3/31/2019	$12,795	$12,984	$11,014
4/30/2019	$13,164	$13,333	$11,017
5/31/2019	$12,736	$12,897	$11,212
6/30/2019	$13,399	$13,485	$11,353
7/31/2019	$13,653	$13,715	$11,378
8/31/2019	$13,643	$13,545	$11,673
9/30/2019	$13,361	$13,506	$11,611
10/31/2019	$13,577	$13,719	$11,646
11/30/2019	$13,960	$14,151	$11,640
12/31/2019	$14,365	$14,503	$11,632
1/31/2020	$14,938	$14,911	$11,855
2/29/2020	$14,896	$14,490	$12,069
3/31/2020	$13,248	$12,528	$11,998
4/30/2020	$14,684	$13,917	$12,211
5/31/2020	$15,907	$14,857	$12,268
6/30/2020	$16,837	$15,554	$12,345
7/31/2020	$18,191	$16,682	$12,530
8/31/2020	$19,938	$18,111	$12,428
9/30/2020	$19,579	$17,720	$12,422
10/31/2020	$19,515	$17,575	$12,366
11/30/2020	$22,057	$19,810	$12,488
12/31/2020	$23,594	$21,206	$12,505
1/31/2021	$24,335	$21,850	$12,415
2/28/2021	$25,187	$22,522	$12,236
3/31/2021	$23,958	$21,814	$12,083
4/30/2021	$24,354	$22,377	$12,178
5/31/2021	$23,736	$22,000	$12,218
6/30/2021	$23,894	$22,669	$12,304
7/31/2021	$23,820	$22,524	$12,442
8/31/2021	$24,229	$22,942	$12,418
9/30/2021	$23,936	$22,558	$12,310
10/31/2021	$24,731	$23,367	$12,307
11/30/2021	$24,060	$22,537	$12,344
12/31/2021	$23,875	$22,552	$12,312
1/31/2022	$21,896	$21,074	$12,047
2/28/2022	$21,750	$21,080	$11,912
3/31/2022	$22,063	$21,332	$11,581
4/30/2022	$20,167	$19,818	$11,142
5/31/2022	$19,446	$19,178	$11,214
6/30/2022	$18,500	$17,994	$11,038
7/31/2022	$19,547	$19,021	$11,307
8/31/2022	$19,680	$19,197	$10,988
9/30/2022	$18,455	$18,057	$10,513
10/31/2022	$18,693	$18,646	$10,377
11/30/2022	$18,930	$18,943	$10,759
12/31/2022	$18,341	$18,351	$10,710
1/31/2023	$19,003	$19,418	$11,040
2/28/2023	$18,717	$19,168	$10,754
3/31/2023	$18,720	$19,044	$11,027
4/30/2023	$18,433	$18,784	$11,094
5/31/2023	$18,478	$18,951	$10,973
6/30/2023	$19,103	$19,941	$10,934
7/31/2023	$19,255	$20,488	$10,927
8/31/2023	$18,768	$19,960	$10,857
9/30/2023	$18,569	$19,444	$10,581
10/31/2023	$17,698	$18,590	$10,414
11/30/2023	$18,767	$19,559	$10,886
12/31/2023	$19,669	$20,746	$11,302
1/31/2024	$19,746	$20,507	$11,271
2/29/2024	$20,053	$20,755	$11,112
3/31/2024	$20,588	$21,239	$11,215
4/30/2024	$20,095	$20,504	$10,931
5/31/2024	$20,511	$21,004	$11,117
6/30/2024	$20,654	$21,203	$11,222
7/31/2024	$20,778	$21,613	$11,484
8/31/2024	$21,104	$21,899	$11,649
9/30/2024	$21,556	$22,327	$11,805
10/31/2024	$21,556	$22,516	$11,512
11/30/2024	$23,270	$24,043	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	23.99%	10.76%	9.38%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156619
Shareholder Report [Line Items]
Fund Name	Lord Abbett Convertible Fund
Class Name	Class R6
Trading Symbol	LCFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 24.02%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,860	$9,965	$10,070
8/31/2015	$9,383	$9,606	$10,055
9/30/2015	$9,046	$9,286	$10,123
10/31/2015	$9,327	$9,631	$10,125
11/30/2015	$9,253	$9,557	$10,098
12/31/2015	$9,037	$9,365	$10,065
1/31/2016	$8,454	$8,788	$10,204
2/29/2016	$8,454	$8,810	$10,276
3/31/2016	$8,902	$9,219	$10,371
4/30/2016	$9,012	$9,353	$10,410
5/31/2016	$9,148	$9,513	$10,413
6/30/2016	$9,207	$9,554	$10,600
7/31/2016	$9,695	$9,988	$10,667
8/31/2016	$9,772	$10,017	$10,655
9/30/2016	$9,940	$10,129	$10,649
10/31/2016	$9,708	$9,961	$10,567
11/30/2016	$10,078	$10,189	$10,317
12/31/2016	$10,187	$10,342	$10,332
1/31/2017	$10,547	$10,618	$10,352
2/28/2017	$10,731	$10,820	$10,422
3/31/2017	$10,855	$10,890	$10,416
4/30/2017	$10,943	$11,010	$10,497
5/31/2017	$11,058	$11,087	$10,577
6/30/2017	$11,149	$11,158	$10,567
7/31/2017	$11,371	$11,383	$10,612
8/31/2017	$11,441	$11,425	$10,707
9/30/2017	$11,606	$11,578	$10,656
10/31/2017	$11,855	$11,768	$10,663
11/30/2017	$11,909	$11,782	$10,649
12/31/2017	$11,905	$11,759	$10,698
1/31/2018	$12,274	$12,123	$10,575
2/28/2018	$12,040	$11,986	$10,474
3/31/2018	$12,059	$12,041	$10,542
4/30/2018	$12,014	$12,016	$10,463
5/31/2018	$12,421	$12,442	$10,538
6/30/2018	$12,369	$12,495	$10,525
7/31/2018	$12,333	$12,575	$10,527
8/31/2018	$12,932	$13,018	$10,595
9/30/2018	$12,997	$12,986	$10,527
10/31/2018	$11,979	$12,200	$10,444
11/30/2018	$12,051	$12,355	$10,506
12/31/2018	$11,509	$11,777	$10,699
1/31/2019	$12,303	$12,597	$10,813
2/28/2019	$12,758	$12,985	$10,806
3/31/2019	$12,816	$12,984	$11,014
4/30/2019	$13,185	$13,333	$11,017
5/31/2019	$12,757	$12,897	$11,212
6/30/2019	$13,420	$13,485	$11,353
7/31/2019	$13,674	$13,715	$11,378
8/31/2019	$13,674	$13,545	$11,673
9/30/2019	$13,382	$13,506	$11,611
10/31/2019	$13,598	$13,719	$11,646
11/30/2019	$13,981	$14,151	$11,640
12/31/2019	$14,387	$14,503	$11,632
1/31/2020	$14,959	$14,911	$11,855
2/29/2020	$14,917	$14,490	$12,069
3/31/2020	$13,270	$12,528	$11,998
4/30/2020	$14,716	$13,917	$12,211
5/31/2020	$15,928	$14,857	$12,268
6/30/2020	$16,870	$15,554	$12,345
7/31/2020	$18,223	$16,682	$12,530
8/31/2020	$19,971	$18,111	$12,428
9/30/2020	$19,623	$17,720	$12,422
10/31/2020	$19,559	$17,575	$12,366
11/30/2020	$22,101	$19,810	$12,488
12/31/2020	$23,649	$21,206	$12,505
1/31/2021	$24,389	$21,850	$12,415
2/28/2021	$25,241	$22,522	$12,236
3/31/2021	$24,013	$21,814	$12,083
4/30/2021	$24,409	$22,377	$12,178
5/31/2021	$23,791	$22,000	$12,218
6/30/2021	$23,950	$22,669	$12,304
7/31/2021	$23,876	$22,524	$12,442
8/31/2021	$24,284	$22,942	$12,418
9/30/2021	$23,992	$22,558	$12,310
10/31/2021	$24,799	$23,367	$12,307
11/30/2021	$24,116	$22,537	$12,344
12/31/2021	$23,944	$22,552	$12,312
1/31/2022	$21,967	$21,074	$12,047
2/28/2022	$21,806	$21,080	$11,912
3/31/2022	$22,119	$21,332	$11,581
4/30/2022	$20,224	$19,818	$11,142
5/31/2022	$19,504	$19,178	$11,214
6/30/2022	$18,559	$17,994	$11,038
7/31/2022	$19,605	$19,021	$11,307
8/31/2022	$19,738	$19,197	$10,988
9/30/2022	$18,515	$18,057	$10,513
10/31/2022	$18,752	$18,646	$10,377
11/30/2022	$18,989	$18,943	$10,759
12/31/2022	$18,400	$18,351	$10,710
1/31/2023	$19,077	$19,418	$11,040
2/28/2023	$18,791	$19,168	$10,754
3/31/2023	$18,794	$19,044	$11,027
4/30/2023	$18,507	$18,784	$11,094
5/31/2023	$18,553	$18,951	$10,973
6/30/2023	$19,192	$19,941	$10,934
7/31/2023	$19,329	$20,488	$10,927
8/31/2023	$18,842	$19,960	$10,857
9/30/2023	$18,643	$19,444	$10,581
10/31/2023	$17,774	$18,590	$10,414
11/30/2023	$18,857	$19,559	$10,886
12/31/2023	$19,758	$20,746	$11,302
1/31/2024	$19,835	$20,507	$11,271
2/29/2024	$20,157	$20,755	$11,112
3/31/2024	$20,677	$21,239	$11,215
4/30/2024	$20,199	$20,504	$10,931
5/31/2024	$20,615	$21,004	$11,117
6/30/2024	$20,758	$21,203	$11,222
7/31/2024	$20,882	$21,613	$11,484
8/31/2024	$21,207	$21,899	$11,649
9/30/2024	$21,674	$22,327	$11,805
10/31/2024	$21,658	$22,516	$11,512
11/30/2024	$23,387	$24,043	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	24.02%	10.84%	9.44%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 593,000,393
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,064,008
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019980
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class A
Trading Symbol	LCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.24%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,771	$10,000
12/31/2014	$9,783	$10,009
1/31/2015	$9,954	$10,219
2/28/2015	$9,878	$10,123
3/31/2015	$9,917	$10,170
4/30/2015	$9,884	$10,134
5/31/2015	$9,866	$10,109
6/30/2015	$9,752	$9,999
7/31/2015	$9,808	$10,069
8/31/2015	$9,766	$10,054
9/30/2015	$9,813	$10,122
10/31/2015	$9,814	$10,124
11/30/2015	$9,789	$10,097
12/31/2015	$9,730	$10,064
1/31/2016	$9,831	$10,203
2/29/2016	$9,869	$10,275
3/31/2016	$9,988	$10,370
4/30/2016	$10,044	$10,409
5/31/2016	$10,043	$10,412
6/30/2016	$10,225	$10,599
7/31/2016	$10,308	$10,666
8/31/2016	$10,299	$10,654
9/30/2016	$10,302	$10,648
10/31/2016	$10,231	$10,566
11/30/2016	$9,984	$10,316
12/31/2016	$9,994	$10,331
1/31/2017	$10,022	$10,351
2/28/2017	$10,087	$10,421
3/31/2017	$10,079	$10,415
4/30/2017	$10,154	$10,496
5/31/2017	$10,220	$10,576
6/30/2017	$10,212	$10,566
7/31/2017	$10,259	$10,611
8/31/2017	$10,345	$10,706
9/30/2017	$10,289	$10,655
10/31/2017	$10,298	$10,662
11/30/2017	$10,280	$10,648
12/31/2017	$10,319	$10,697
1/31/2018	$10,206	$10,574
2/28/2018	$10,122	$10,473
3/31/2018	$10,175	$10,540
4/30/2018	$10,096	$10,462
5/31/2018	$10,142	$10,537
6/30/2018	$10,141	$10,524
7/31/2018	$10,149	$10,526
8/31/2018	$10,205	$10,594
9/30/2018	$10,144	$10,526
10/31/2018	$10,065	$10,443
11/30/2018	$10,111	$10,505
12/31/2018	$10,275	$10,698
1/31/2019	$10,377	$10,812
2/28/2019	$10,371	$10,805
3/31/2019	$10,566	$11,013
4/30/2019	$10,571	$11,016
5/31/2019	$10,746	$11,211
6/30/2019	$10,871	$11,352
7/31/2019	$10,903	$11,377
8/31/2019	$11,161	$11,672
9/30/2019	$11,093	$11,610
10/31/2019	$11,112	$11,645
11/30/2019	$11,101	$11,639
12/31/2019	$11,080	$11,630
1/31/2020	$11,319	$11,854
2/29/2020	$11,509	$12,068
3/31/2020	$11,260	$11,997
4/30/2020	$11,454	$12,210
5/31/2020	$11,536	$12,267
6/30/2020	$11,668	$12,344
7/31/2020	$11,910	$12,528
8/31/2020	$11,827	$12,427
9/30/2020	$11,823	$12,420
10/31/2020	$11,775	$12,365
11/30/2020	$11,922	$12,486
12/31/2020	$11,958	$12,504
1/31/2021	$11,917	$12,414
2/28/2021	$11,770	$12,235
3/31/2021	$11,633	$12,082
4/30/2021	$11,729	$12,177
5/31/2021	$11,764	$12,217
6/30/2021	$11,863	$12,303
7/31/2021	$11,972	$12,440
8/31/2021	$11,953	$12,417
9/30/2021	$11,860	$12,309
10/31/2021	$11,852	$12,306
11/30/2021	$11,886	$12,342
12/31/2021	$11,852	$12,311
1/31/2022	$11,630	$12,045
2/28/2022	$11,506	$11,911
3/31/2022	$11,160	$11,580
4/30/2022	$10,781	$11,141
5/31/2022	$10,782	$11,213
6/30/2022	$10,579	$11,037
7/31/2022	$10,813	$11,306
8/31/2022	$10,539	$10,987
9/30/2022	$10,068	$10,512
10/31/2022	$9,936	$10,376
11/30/2022	$10,277	$10,758
12/31/2022	$10,234	$10,709
1/31/2023	$10,567	$11,039
2/28/2023	$10,312	$10,753
3/31/2023	$10,540	$11,026
4/30/2023	$10,599	$11,093
5/31/2023	$10,469	$10,972
6/30/2023	$10,450	$10,933
7/31/2023	$10,454	$10,926
8/31/2023	$10,391	$10,856
9/30/2023	$10,146	$10,580
10/31/2023	$9,992	$10,413
11/30/2023	$10,433	$10,884
12/31/2023	$10,808	$11,301
1/31/2024	$10,803	$11,270
2/29/2024	$10,657	$11,111
3/31/2024	$10,756	$11,213
4/30/2024	$10,505	$10,930
5/31/2024	$10,686	$11,116
6/30/2024	$10,786	$11,221
7/31/2024	$11,028	$11,483
8/31/2024	$11,188	$11,648
9/30/2024	$11,335	$11,804
10/31/2024	$11,065	$11,511
11/30/2024	$11,188	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	7.24%	0.16%	1.36%
Class A with sales charge	4.82%	(0.31%)	1.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,522,409,278
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 8,422,665
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019982
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class C
Trading Symbol	LCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.48%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,007	$10,009
1/31/2015	$10,178	$10,219
2/28/2015	$10,095	$10,123
3/31/2015	$10,129	$10,170
4/30/2015	$10,089	$10,134
5/31/2015	$10,067	$10,109
6/30/2015	$9,945	$9,999
7/31/2015	$9,996	$10,069
8/31/2015	$9,948	$10,054
9/30/2015	$9,991	$10,122
10/31/2015	$9,986	$10,124
11/30/2015	$9,955	$10,097
12/31/2015	$9,890	$10,064
1/31/2016	$9,988	$10,203
2/29/2016	$10,021	$10,275
3/31/2016	$10,138	$10,370
4/30/2016	$10,189	$10,409
5/31/2016	$10,183	$10,412
6/30/2016	$10,363	$10,599
7/31/2016	$10,441	$10,666
8/31/2016	$10,427	$10,654
9/30/2016	$10,424	$10,648
10/31/2016	$10,347	$10,566
11/30/2016	$10,091	$10,316
12/31/2016	$10,095	$10,331
1/31/2017	$10,127	$10,351
2/28/2017	$10,179	$10,421
3/31/2017	$10,166	$10,415
4/30/2017	$10,237	$10,496
5/31/2017	$10,298	$10,576
6/30/2017	$10,284	$10,566
7/31/2017	$10,327	$10,611
8/31/2017	$10,408	$10,706
9/30/2017	$10,345	$10,655
10/31/2017	$10,350	$10,662
11/30/2017	$10,326	$10,648
12/31/2017	$10,359	$10,697
1/31/2018	$10,250	$10,574
2/28/2018	$10,151	$10,473
3/31/2018	$10,199	$10,540
4/30/2018	$10,114	$10,462
5/31/2018	$10,164	$10,537
6/30/2018	$10,148	$10,524
7/31/2018	$10,151	$10,526
8/31/2018	$10,201	$10,594
9/30/2018	$10,145	$10,526
10/31/2018	$10,050	$10,443
11/30/2018	$10,101	$10,505
12/31/2018	$10,250	$10,698
1/31/2019	$10,347	$10,812
2/28/2019	$10,336	$10,805
3/31/2019	$10,526	$11,013
4/30/2019	$10,526	$11,016
5/31/2019	$10,695	$11,211
6/30/2019	$10,814	$11,352
7/31/2019	$10,841	$11,377
8/31/2019	$11,092	$11,672
9/30/2019	$11,019	$11,610
10/31/2019	$11,032	$11,645
11/30/2019	$11,015	$11,639
12/31/2019	$10,988	$11,630
1/31/2020	$11,221	$11,854
2/29/2020	$11,404	$12,068
3/31/2020	$11,151	$11,997
4/30/2020	$11,338	$12,210
5/31/2020	$11,413	$12,267
6/30/2020	$11,538	$12,344
7/31/2020	$11,772	$12,528
8/31/2020	$11,683	$12,427
9/30/2020	$11,673	$12,420
10/31/2020	$11,620	$12,365
11/30/2020	$11,749	$12,486
12/31/2020	$11,788	$12,504
1/31/2021	$11,741	$12,414
2/28/2021	$11,589	$12,235
3/31/2021	$11,448	$12,082
4/30/2021	$11,537	$12,177
5/31/2021	$11,565	$12,217
6/30/2021	$11,646	$12,303
7/31/2021	$11,757	$12,440
8/31/2021	$11,732	$12,417
9/30/2021	$11,634	$12,309
10/31/2021	$11,619	$12,306
11/30/2021	$11,636	$12,342
12/31/2021	$11,608	$12,311
1/31/2022	$11,384	$12,045
2/28/2022	$11,256	$11,911
3/31/2022	$10,920	$11,580
4/30/2022	$10,543	$11,141
5/31/2022	$10,528	$11,213
6/30/2022	$10,334	$11,037
7/31/2022	$10,558	$11,306
8/31/2022	$10,284	$10,987
9/30/2022	$9,817	$10,512
10/31/2022	$9,683	$10,376
11/30/2022	$10,011	$10,758
12/31/2022	$9,953	$10,709
1/31/2023	$10,273	$11,039
2/28/2023	$10,019	$10,753
3/31/2023	$10,247	$11,026
4/30/2023	$10,300	$11,093
5/31/2023	$10,167	$10,972
6/30/2023	$10,133	$10,933
7/31/2023	$10,142	$10,926
8/31/2023	$10,075	$10,856
9/30/2023	$9,831	$10,580
10/31/2023	$9,676	$10,413
11/30/2023	$10,099	$10,884
12/31/2023	$10,459	$11,301
1/31/2024	$10,448	$11,270
2/29/2024	$10,301	$11,111
3/31/2024	$10,392	$11,213
4/30/2024	$10,143	$10,930
5/31/2024	$10,302	$11,116
6/30/2024	$10,393	$11,221
7/31/2024	$10,622	$11,483
8/31/2024	$10,782	$11,648
9/30/2024	$10,919	$11,804
10/31/2024	$10,651	$11,511
11/30/2024	$10,753	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	6.48%	(0.48%)	0.73%
Class C with sales charge	5.48%	(0.48%)	0.73%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,522,409,278
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 8,422,665
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054885
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class F
Trading Symbol	LCRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.35%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,013	$10,009
1/31/2015	$10,189	$10,219
2/28/2015	$10,112	$10,123
3/31/2015	$10,152	$10,170
4/30/2015	$10,119	$10,134
5/31/2015	$10,093	$10,109
6/30/2015	$9,986	$9,999
7/31/2015	$10,035	$10,069
8/31/2015	$10,002	$10,054
9/30/2015	$10,042	$10,122
10/31/2015	$10,053	$10,124
11/30/2015	$10,028	$10,097
12/31/2015	$9,968	$10,064
1/31/2016	$10,073	$10,203
2/29/2016	$10,112	$10,275
3/31/2016	$10,235	$10,370
4/30/2016	$10,293	$10,409
5/31/2016	$10,293	$10,412
6/30/2016	$10,481	$10,599
7/31/2016	$10,566	$10,666
8/31/2016	$10,558	$10,654
9/30/2016	$10,562	$10,648
10/31/2016	$10,490	$10,566
11/30/2016	$10,238	$10,316
12/31/2016	$10,248	$10,331
1/31/2017	$10,278	$10,351
2/28/2017	$10,346	$10,421
3/31/2017	$10,338	$10,415
4/30/2017	$10,416	$10,496
5/31/2017	$10,485	$10,576
6/30/2017	$10,477	$10,566
7/31/2017	$10,527	$10,611
8/31/2017	$10,606	$10,706
9/30/2017	$10,558	$10,655
10/31/2017	$10,560	$10,662
11/30/2017	$10,552	$10,648
12/31/2017	$10,593	$10,697
1/31/2018	$10,478	$10,574
2/28/2018	$10,383	$10,473
3/31/2018	$10,438	$10,540
4/30/2018	$10,368	$10,462
5/31/2018	$10,415	$10,537
6/30/2018	$10,406	$10,524
7/31/2018	$10,414	$10,526
8/31/2018	$10,483	$10,594
9/30/2018	$10,421	$10,526
10/31/2018	$10,340	$10,443
11/30/2018	$10,389	$10,505
12/31/2018	$10,558	$10,698
1/31/2019	$10,664	$10,812
2/28/2019	$10,658	$10,805
3/31/2019	$10,849	$11,013
4/30/2019	$10,866	$11,016
5/31/2019	$11,046	$11,211
6/30/2019	$11,175	$11,352
7/31/2019	$11,199	$11,377
8/31/2019	$11,475	$11,672
9/30/2019	$11,406	$11,610
10/31/2019	$11,416	$11,645
11/30/2019	$11,416	$11,639
12/31/2019	$11,385	$11,630
1/31/2020	$11,632	$11,854
2/29/2020	$11,839	$12,068
3/31/2020	$11,583	$11,997
4/30/2020	$11,784	$12,210
5/31/2020	$11,868	$12,267
6/30/2020	$12,005	$12,344
7/31/2020	$12,256	$12,528
8/31/2020	$12,171	$12,427
9/30/2020	$12,168	$12,420
10/31/2020	$12,120	$12,365
11/30/2020	$12,261	$12,486
12/31/2020	$12,310	$12,504
1/31/2021	$12,268	$12,414
2/28/2021	$12,118	$12,235
3/31/2021	$11,978	$12,082
4/30/2021	$12,078	$12,177
5/31/2021	$12,104	$12,217
6/30/2021	$12,207	$12,303
7/31/2021	$12,331	$12,440
8/31/2021	$12,313	$12,417
9/30/2021	$12,207	$12,309
10/31/2021	$12,210	$12,306
11/30/2021	$12,236	$12,342
12/31/2021	$12,213	$12,311
1/31/2022	$11,986	$12,045
2/28/2022	$11,859	$11,911
3/31/2022	$11,503	$11,580
4/30/2022	$11,113	$11,141
5/31/2022	$11,116	$11,213
6/30/2022	$10,907	$11,037
7/31/2022	$11,149	$11,306
8/31/2022	$10,868	$10,987
9/30/2022	$10,383	$10,512
10/31/2022	$10,248	$10,376
11/30/2022	$10,600	$10,758
12/31/2022	$10,546	$10,709
1/31/2023	$10,900	$11,039
2/28/2023	$10,628	$10,753
3/31/2023	$10,874	$11,026
4/30/2023	$10,937	$11,093
5/31/2023	$10,804	$10,972
6/30/2023	$10,785	$10,933
7/31/2023	$10,790	$10,926
8/31/2023	$10,725	$10,856
9/30/2023	$10,473	$10,580
10/31/2023	$10,315	$10,413
11/30/2023	$10,771	$10,884
12/31/2023	$11,160	$11,301
1/31/2024	$11,155	$11,270
2/29/2024	$11,006	$11,111
3/31/2024	$11,109	$11,213
4/30/2024	$10,850	$10,930
5/31/2024	$11,039	$11,116
6/30/2024	$11,142	$11,221
7/31/2024	$11,394	$11,483
8/31/2024	$11,560	$11,648
9/30/2024	$11,713	$11,804
10/31/2024	$11,434	$11,511
11/30/2024	$11,563	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	7.35%	0.26%	1.46%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,522,409,278
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 8,422,665
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188234
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class F3
Trading Symbol	LCROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.53%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000
4/30/2017	$10,055	$10,051
5/31/2017	$10,123	$10,128
6/30/2017	$10,117	$10,118
7/31/2017	$10,167	$10,162
8/31/2017	$10,255	$10,253
9/30/2017	$10,201	$10,204
10/31/2017	$10,204	$10,210
11/30/2017	$10,199	$10,197
12/31/2017	$10,240	$10,244
1/31/2018	$10,131	$10,126
2/28/2018	$10,051	$10,030
3/31/2018	$10,106	$10,094
4/30/2018	$10,030	$10,019
5/31/2018	$10,077	$10,091
6/30/2018	$10,078	$10,078
7/31/2018	$10,088	$10,080
8/31/2018	$10,146	$10,145
9/30/2018	$10,088	$10,080
10/31/2018	$10,010	$10,000
11/30/2018	$10,058	$10,060
12/31/2018	$10,223	$10,245
1/31/2019	$10,328	$10,354
2/28/2019	$10,324	$10,348
3/31/2019	$10,520	$10,546
4/30/2019	$10,529	$10,549
5/31/2019	$10,705	$10,736
6/30/2019	$10,832	$10,871
7/31/2019	$10,857	$10,895
8/31/2019	$11,126	$11,177
9/30/2019	$11,060	$11,118
10/31/2019	$11,082	$11,151
11/30/2019	$11,073	$11,146
12/31/2019	$11,055	$11,138
1/31/2020	$11,296	$11,352
2/29/2020	$11,488	$11,557
3/31/2020	$11,242	$11,489
4/30/2020	$11,438	$11,693
5/31/2020	$11,522	$11,747
6/30/2020	$11,657	$11,821
7/31/2020	$11,902	$11,998
8/31/2020	$11,821	$11,901
9/30/2020	$11,820	$11,894
10/31/2020	$11,775	$11,841
11/30/2020	$11,925	$11,958
12/31/2020	$11,963	$11,974
1/31/2021	$11,925	$11,888
2/28/2021	$11,780	$11,716
3/31/2021	$11,646	$11,570
4/30/2021	$11,745	$11,662
5/31/2021	$11,782	$11,700
6/30/2021	$11,874	$11,782
7/31/2021	$11,996	$11,914
8/31/2021	$11,980	$11,891
9/30/2021	$11,889	$11,788
10/31/2021	$11,884	$11,785
11/30/2021	$11,910	$11,820
12/31/2021	$11,890	$11,789
1/31/2022	$11,671	$11,535
2/28/2022	$11,548	$11,407
3/31/2022	$11,203	$11,090
4/30/2022	$10,826	$10,669
5/31/2022	$10,829	$10,738
6/30/2022	$10,628	$10,569
7/31/2022	$10,865	$10,828
8/31/2022	$10,593	$10,522
9/30/2022	$10,121	$10,067
10/31/2022	$9,991	$9,937
11/30/2022	$10,335	$10,302
12/31/2022	$10,295	$10,256
1/31/2023	$10,631	$10,571
2/28/2023	$10,366	$10,298
3/31/2023	$10,608	$10,559
4/30/2023	$10,670	$10,623
5/31/2023	$10,541	$10,508
6/30/2023	$10,525	$10,470
7/31/2023	$10,531	$10,463
8/31/2023	$10,470	$10,396
9/30/2023	$10,225	$10,132
10/31/2023	$10,072	$9,972
11/30/2023	$10,519	$10,424
12/31/2023	$10,900	$10,823
1/31/2024	$10,897	$10,793
2/29/2024	$10,752	$10,640
3/31/2024	$10,854	$10,739
4/30/2024	$10,603	$10,467
5/31/2024	$10,789	$10,645
6/30/2024	$10,892	$10,746
7/31/2024	$11,139	$10,997
8/31/2024	$11,303	$11,155
9/30/2024	$11,454	$11,304
10/31/2024	$11,183	$11,024
11/30/2024	$11,311	$11,140

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.53%	0.42%	1.62%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,522,409,278
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 8,422,665
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019984
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class I
Trading Symbol	LCRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.50%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,014	$10,009
1/31/2015	$10,191	$10,219
2/28/2015	$10,114	$10,123
3/31/2015	$10,155	$10,170
4/30/2015	$10,123	$10,134
5/31/2015	$10,107	$10,109
6/30/2015	$9,992	$9,999
7/31/2015	$10,042	$10,069
8/31/2015	$10,010	$10,054
9/30/2015	$10,059	$10,122
10/31/2015	$10,062	$10,124
11/30/2015	$10,038	$10,097
12/31/2015	$9,979	$10,064
1/31/2016	$10,085	$10,203
2/29/2016	$10,125	$10,275
3/31/2016	$10,249	$10,370
4/30/2016	$10,308	$10,409
5/31/2016	$10,309	$10,412
6/30/2016	$10,498	$10,599
7/31/2016	$10,584	$10,666
8/31/2016	$10,577	$10,654
9/30/2016	$10,582	$10,648
10/31/2016	$10,511	$10,566
11/30/2016	$10,259	$10,316
12/31/2016	$10,271	$10,331
1/31/2017	$10,301	$10,351
2/28/2017	$10,370	$10,421
3/31/2017	$10,363	$10,415
4/30/2017	$10,442	$10,496
5/31/2017	$10,502	$10,576
6/30/2017	$10,505	$10,566
7/31/2017	$10,546	$10,611
8/31/2017	$10,636	$10,706
9/30/2017	$10,589	$10,655
10/31/2017	$10,591	$10,662
11/30/2017	$10,574	$10,648
12/31/2017	$10,625	$10,697
1/31/2018	$10,511	$10,574
2/28/2018	$10,417	$10,473
3/31/2018	$10,473	$10,540
4/30/2018	$10,403	$10,462
5/31/2018	$10,452	$10,537
6/30/2018	$10,444	$10,524
7/31/2018	$10,454	$10,526
8/31/2018	$10,514	$10,594
9/30/2018	$10,464	$10,526
10/31/2018	$10,384	$10,443
11/30/2018	$10,434	$10,505
12/31/2018	$10,594	$10,698
1/31/2019	$10,712	$10,812
2/28/2019	$10,697	$10,805
3/31/2019	$10,901	$11,013
4/30/2019	$10,909	$11,016
5/31/2019	$11,102	$11,211
6/30/2019	$11,233	$11,352
7/31/2019	$11,258	$11,377
8/31/2019	$11,537	$11,672
9/30/2019	$11,469	$11,610
10/31/2019	$11,480	$11,645
11/30/2019	$11,481	$11,639
12/31/2019	$11,452	$11,630
1/31/2020	$11,702	$11,854
2/29/2020	$11,900	$12,068
3/31/2020	$11,655	$11,997
4/30/2020	$11,858	$12,210
5/31/2020	$11,945	$12,267
6/30/2020	$12,084	$12,344
7/31/2020	$12,327	$12,528
8/31/2020	$12,243	$12,427
9/30/2020	$12,252	$12,420
10/31/2020	$12,205	$12,365
11/30/2020	$12,349	$12,486
12/31/2020	$12,388	$12,504
1/31/2021	$12,349	$12,414
2/28/2021	$12,209	$12,235
3/31/2021	$12,070	$12,082
4/30/2021	$12,161	$12,177
5/31/2021	$12,200	$12,217
6/30/2021	$12,305	$12,303
7/31/2021	$12,431	$12,440
8/31/2021	$12,415	$12,417
9/30/2021	$12,309	$12,309
10/31/2021	$12,303	$12,306
11/30/2021	$12,341	$12,342
12/31/2021	$12,308	$12,311
1/31/2022	$12,091	$12,045
2/28/2022	$11,953	$11,911
3/31/2022	$11,606	$11,580
4/30/2022	$11,215	$11,141
5/31/2022	$11,207	$11,213
6/30/2022	$11,010	$11,037
7/31/2022	$11,255	$11,306
8/31/2022	$10,961	$10,987
9/30/2022	$10,472	$10,512
10/31/2022	$10,337	$10,376
11/30/2022	$10,694	$10,758
12/31/2022	$10,652	$10,709
1/31/2023	$11,000	$11,039
2/28/2023	$10,738	$10,753
3/31/2023	$10,988	$11,026
4/30/2023	$11,052	$11,093
5/31/2023	$10,919	$10,972
6/30/2023	$10,890	$10,933
7/31/2023	$10,896	$10,926
8/31/2023	$10,844	$10,856
9/30/2023	$10,578	$10,580
10/31/2023	$10,420	$10,413
11/30/2023	$10,882	$10,884
12/31/2023	$11,289	$11,301
1/31/2024	$11,273	$11,270
2/29/2024	$11,135	$11,111
3/31/2024	$11,229	$11,213
4/30/2024	$10,980	$10,930
5/31/2024	$11,160	$11,116
6/30/2024	$11,266	$11,221
7/31/2024	$11,522	$11,483
8/31/2024	$11,691	$11,648
9/30/2024	$11,860	$11,804
10/31/2024	$11,567	$11,511
11/30/2024	$11,699	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	7.50%	0.38%	1.58%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,522,409,278
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 8,422,665
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054886
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R2
Trading Symbol	LCRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.82%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,000	$10,009
1/31/2015	$10,171	$10,219
2/28/2015	$10,100	$10,123
3/31/2015	$10,135	$10,170
4/30/2015	$10,089	$10,134
5/31/2015	$10,068	$10,109
6/30/2015	$9,949	$9,999
7/31/2015	$10,002	$10,069
8/31/2015	$9,956	$10,054
9/30/2015	$10,001	$10,122
10/31/2015	$9,998	$10,124
11/30/2015	$9,969	$10,097
12/31/2015	$9,906	$10,064
1/31/2016	$10,006	$10,203
2/29/2016	$10,041	$10,275
3/31/2016	$10,159	$10,370
4/30/2016	$10,212	$10,409
5/31/2016	$10,208	$10,412
6/30/2016	$10,390	$10,599
7/31/2016	$10,470	$10,666
8/31/2016	$10,467	$10,654
9/30/2016	$10,457	$10,648
10/31/2016	$10,382	$10,566
11/30/2016	$10,128	$10,316
12/31/2016	$10,134	$10,331
1/31/2017	$10,169	$10,351
2/28/2017	$10,232	$10,421
3/31/2017	$10,211	$10,415
4/30/2017	$10,284	$10,496
5/31/2017	$10,347	$10,576
6/30/2017	$10,345	$10,566
7/31/2017	$10,380	$10,611
8/31/2017	$10,463	$10,706
9/30/2017	$10,403	$10,655
10/31/2017	$10,409	$10,662
11/30/2017	$10,387	$10,648
12/31/2017	$10,423	$10,697
1/31/2018	$10,315	$10,574
2/28/2018	$10,218	$10,473
3/31/2018	$10,268	$10,540
4/30/2018	$10,185	$10,462
5/31/2018	$10,237	$10,537
6/30/2018	$10,223	$10,524
7/31/2018	$10,227	$10,526
8/31/2018	$10,280	$10,594
9/30/2018	$10,226	$10,526
10/31/2018	$10,132	$10,443
11/30/2018	$10,176	$10,505
12/31/2018	$10,337	$10,698
1/31/2019	$10,436	$10,812
2/28/2019	$10,427	$10,805
3/31/2019	$10,619	$11,013
4/30/2019	$10,621	$11,016
5/31/2019	$10,794	$11,211
6/30/2019	$10,915	$11,352
7/31/2019	$10,944	$11,377
8/31/2019	$11,199	$11,672
9/30/2019	$11,127	$11,610
10/31/2019	$11,142	$11,645
11/30/2019	$11,127	$11,639
12/31/2019	$11,103	$11,630
1/31/2020	$11,339	$11,854
2/29/2020	$11,525	$12,068
3/31/2020	$11,272	$11,997
4/30/2020	$11,463	$12,210
5/31/2020	$11,551	$12,267
6/30/2020	$11,669	$12,344
7/31/2020	$11,907	$12,528
8/31/2020	$11,820	$12,427
9/30/2020	$11,822	$12,420
10/31/2020	$11,770	$12,365
11/30/2020	$11,903	$12,486
12/31/2020	$11,934	$12,504
1/31/2021	$11,889	$12,414
2/28/2021	$11,750	$12,235
3/31/2021	$11,609	$12,082
4/30/2021	$11,691	$12,177
5/31/2021	$11,722	$12,217
6/30/2021	$11,817	$12,303
7/31/2021	$11,931	$12,440
8/31/2021	$11,898	$12,417
9/30/2021	$11,802	$12,309
10/31/2021	$11,789	$12,306
11/30/2021	$11,819	$12,342
12/31/2021	$11,782	$12,311
1/31/2022	$11,558	$12,045
2/28/2022	$11,431	$11,911
3/31/2022	$11,094	$11,580
4/30/2022	$10,714	$11,141
5/31/2022	$10,701	$11,213
6/30/2022	$10,507	$11,037
7/31/2022	$10,725	$11,306
8/31/2022	$10,450	$10,987
9/30/2022	$9,979	$10,512
10/31/2022	$9,845	$10,376
11/30/2022	$10,179	$10,758
12/31/2022	$10,134	$10,709
1/31/2023	$10,459	$11,039
2/28/2023	$10,204	$10,753
3/31/2023	$10,426	$11,026
4/30/2023	$10,481	$11,093
5/31/2023	$10,349	$10,972
6/30/2023	$10,327	$10,933
7/31/2023	$10,328	$10,926
8/31/2023	$10,273	$10,856
9/30/2023	$10,016	$10,580
10/31/2023	$9,861	$10,413
11/30/2023	$10,292	$10,884
12/31/2023	$10,671	$11,301
1/31/2024	$10,651	$11,270
2/29/2024	$10,515	$11,111
3/31/2024	$10,598	$11,213
4/30/2024	$10,358	$10,930
5/31/2024	$10,522	$11,116
6/30/2024	$10,616	$11,221
7/31/2024	$10,851	$11,483
8/31/2024	$11,005	$11,648
9/30/2024	$11,157	$11,804
10/31/2024	$10,876	$11,511
11/30/2024	$10,994	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.82%	(0.24%)	0.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,522,409,278
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 8,422,665
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054887
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R3
Trading Symbol	LCRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.92%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,010	$10,009
1/31/2015	$10,182	$10,219
2/28/2015	$10,102	$10,123
3/31/2015	$10,148	$10,170
4/30/2015	$10,103	$10,134
5/31/2015	$10,083	$10,109
6/30/2015	$9,964	$9,999
7/31/2015	$10,018	$10,069
8/31/2015	$9,973	$10,054
9/30/2015	$10,018	$10,122
10/31/2015	$10,017	$10,124
11/30/2015	$9,988	$10,097
12/31/2015	$9,926	$10,064
1/31/2016	$10,027	$10,203
2/29/2016	$10,063	$10,275
3/31/2016	$10,182	$10,370
4/30/2016	$10,236	$10,409
5/31/2016	$10,233	$10,412
6/30/2016	$10,416	$10,599
7/31/2016	$10,497	$10,666
8/31/2016	$10,495	$10,654
9/30/2016	$10,486	$10,648
10/31/2016	$10,412	$10,566
11/30/2016	$10,158	$10,316
12/31/2016	$10,165	$10,331
1/31/2017	$10,201	$10,351
2/28/2017	$10,255	$10,421
3/31/2017	$10,245	$10,415
4/30/2017	$10,319	$10,496
5/31/2017	$10,383	$10,576
6/30/2017	$10,382	$10,566
7/31/2017	$10,418	$10,611
8/31/2017	$10,503	$10,706
9/30/2017	$10,443	$10,655
10/31/2017	$10,450	$10,662
11/30/2017	$10,429	$10,648
12/31/2017	$10,466	$10,697
1/31/2018	$10,358	$10,574
2/28/2018	$10,262	$10,473
3/31/2018	$10,313	$10,540
4/30/2018	$10,230	$10,462
5/31/2018	$10,283	$10,537
6/30/2018	$10,271	$10,524
7/31/2018	$10,276	$10,526
8/31/2018	$10,330	$10,594
9/30/2018	$10,276	$10,526
10/31/2018	$10,183	$10,443
11/30/2018	$10,227	$10,505
12/31/2018	$10,390	$10,698
1/31/2019	$10,491	$10,812
2/28/2019	$10,482	$10,805
3/31/2019	$10,677	$11,013
4/30/2019	$10,680	$11,016
5/31/2019	$10,854	$11,211
6/30/2019	$10,977	$11,352
7/31/2019	$11,007	$11,377
8/31/2019	$11,264	$11,672
9/30/2019	$11,192	$11,610
10/31/2019	$11,209	$11,645
11/30/2019	$11,195	$11,639
12/31/2019	$11,171	$11,630
1/31/2020	$11,409	$11,854
2/29/2020	$11,598	$12,068
3/31/2020	$11,344	$11,997
4/30/2020	$11,537	$12,210
5/31/2020	$11,626	$12,267
6/30/2020	$11,746	$12,344
7/31/2020	$11,987	$12,528
8/31/2020	$11,900	$12,427
9/30/2020	$11,904	$12,420
10/31/2020	$11,843	$12,365
11/30/2020	$11,987	$12,486
12/31/2020	$12,020	$12,504
1/31/2021	$11,976	$12,414
2/28/2021	$11,836	$12,235
3/31/2021	$11,685	$12,082
4/30/2021	$11,779	$12,177
5/31/2021	$11,811	$12,217
6/30/2021	$11,908	$12,303
7/31/2021	$12,024	$12,440
8/31/2021	$11,992	$12,417
9/30/2021	$11,895	$12,309
10/31/2021	$11,884	$12,306
11/30/2021	$11,915	$12,342
12/31/2021	$11,878	$12,311
1/31/2022	$11,653	$12,045
2/28/2022	$11,526	$11,911
3/31/2022	$11,187	$11,580
4/30/2022	$10,794	$11,141
5/31/2022	$10,793	$11,213
6/30/2022	$10,587	$11,037
7/31/2022	$10,818	$11,306
8/31/2022	$10,542	$10,987
9/30/2022	$10,068	$10,512
10/31/2022	$9,933	$10,376
11/30/2022	$10,271	$10,758
12/31/2022	$10,226	$10,709
1/31/2023	$10,556	$11,039
2/28/2023	$10,299	$10,753
3/31/2023	$10,524	$11,026
4/30/2023	$10,581	$11,093
5/31/2023	$10,448	$10,972
6/30/2023	$10,427	$10,933
7/31/2023	$10,428	$10,926
8/31/2023	$10,362	$10,856
9/30/2023	$10,115	$10,580
10/31/2023	$9,959	$10,413
11/30/2023	$10,396	$10,884
12/31/2023	$10,768	$11,301
1/31/2024	$10,759	$11,270
2/29/2024	$10,612	$11,111
3/31/2024	$10,708	$11,213
4/30/2024	$10,455	$10,930
5/31/2024	$10,633	$11,116
6/30/2024	$10,729	$11,221
7/31/2024	$10,968	$11,483
8/31/2024	$11,124	$11,648
9/30/2024	$11,267	$11,804
10/31/2024	$10,995	$11,511
11/30/2024	$11,116	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.92%	(0.14%)	1.06%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,522,409,278
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 8,422,665
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156620
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R4
Trading Symbol	LCRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.08%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,057	$10,070
8/31/2015	$10,014	$10,055
9/30/2015	$10,062	$10,123
10/31/2015	$10,063	$10,125
11/30/2015	$10,037	$10,098
12/31/2015	$9,977	$10,065
1/31/2016	$10,081	$10,204
2/29/2016	$10,119	$10,276
3/31/2016	$10,242	$10,371
4/30/2016	$10,298	$10,410
5/31/2016	$10,297	$10,413
6/30/2016	$10,484	$10,600
7/31/2016	$10,568	$10,667
8/31/2016	$10,559	$10,655
9/30/2016	$10,561	$10,649
10/31/2016	$10,479	$10,567
11/30/2016	$10,234	$10,317
12/31/2016	$10,244	$10,332
1/31/2017	$10,272	$10,352
2/28/2017	$10,339	$10,422
3/31/2017	$10,330	$10,416
4/30/2017	$10,407	$10,497
5/31/2017	$10,474	$10,577
6/30/2017	$10,465	$10,567
7/31/2017	$10,504	$10,612
8/31/2017	$10,591	$10,707
9/30/2017	$10,543	$10,656
10/31/2017	$10,542	$10,663
11/30/2017	$10,533	$10,649
12/31/2017	$10,572	$10,698
1/31/2018	$10,456	$10,575
2/28/2018	$10,360	$10,474
3/31/2018	$10,414	$10,542
4/30/2018	$10,343	$10,463
5/31/2018	$10,389	$10,538
6/30/2018	$10,378	$10,525
7/31/2018	$10,385	$10,527
8/31/2018	$10,442	$10,595
9/30/2018	$10,390	$10,527
10/31/2018	$10,308	$10,444
11/30/2018	$10,355	$10,506
12/31/2018	$10,512	$10,699
1/31/2019	$10,626	$10,813
2/28/2019	$10,619	$10,806
3/31/2019	$10,808	$11,014
4/30/2019	$10,824	$11,017
5/31/2019	$11,003	$11,212
6/30/2019	$11,130	$11,353
7/31/2019	$11,152	$11,378
8/31/2019	$11,426	$11,673
9/30/2019	$11,355	$11,611
10/31/2019	$11,364	$11,646
11/30/2019	$11,363	$11,640
12/31/2019	$11,330	$11,632
1/31/2020	$11,575	$11,855
2/29/2020	$11,779	$12,069
3/31/2020	$11,524	$11,998
4/30/2020	$11,722	$12,211
5/31/2020	$11,805	$12,268
6/30/2020	$11,940	$12,345
7/31/2020	$12,187	$12,530
8/31/2020	$12,101	$12,428
9/30/2020	$12,097	$12,422
10/31/2020	$12,048	$12,366
11/30/2020	$12,187	$12,488
12/31/2020	$12,233	$12,505
1/31/2021	$12,180	$12,415
2/28/2021	$12,040	$12,236
3/31/2021	$11,900	$12,083
4/30/2021	$11,998	$12,178
5/31/2021	$12,022	$12,218
6/30/2021	$12,123	$12,304
7/31/2021	$12,244	$12,442
8/31/2021	$12,225	$12,418
9/30/2021	$12,118	$12,310
10/31/2021	$12,120	$12,307
11/30/2021	$12,143	$12,344
12/31/2021	$12,119	$12,312
1/31/2022	$11,892	$12,047
2/28/2022	$11,765	$11,912
3/31/2022	$11,410	$11,581
4/30/2022	$11,022	$11,142
5/31/2022	$11,012	$11,214
6/30/2022	$10,815	$11,038
7/31/2022	$11,054	$11,307
8/31/2022	$10,774	$10,988
9/30/2022	$10,291	$10,513
10/31/2022	$10,156	$10,377
11/30/2022	$10,504	$10,759
12/31/2022	$10,449	$10,710
1/31/2023	$10,799	$11,040
2/28/2023	$10,528	$10,754
3/31/2023	$10,771	$11,027
4/30/2023	$10,831	$11,094
5/31/2023	$10,698	$10,973
6/30/2023	$10,667	$10,934
7/31/2023	$10,682	$10,927
8/31/2023	$10,617	$10,857
9/30/2023	$10,354	$10,581
10/31/2023	$10,208	$10,414
11/30/2023	$10,658	$10,886
12/31/2023	$11,041	$11,302
1/31/2024	$11,035	$11,271
2/29/2024	$10,886	$11,112
3/31/2024	$10,987	$11,215
4/30/2024	$10,730	$10,931
5/31/2024	$10,914	$11,117
6/30/2024	$11,003	$11,222
7/31/2024	$11,263	$11,484
8/31/2024	$11,425	$11,649
9/30/2024	$11,575	$11,805
10/31/2024	$11,298	$11,512
11/30/2024	$11,412	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	7.08%	0.09%	1.41%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,522,409,278
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 8,422,665
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156621
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R5
Trading Symbol	LCRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.46%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,059	$10,070
8/31/2015	$10,018	$10,055
9/30/2015	$10,069	$10,123
10/31/2015	$10,072	$10,125
11/30/2015	$10,048	$10,098
12/31/2015	$9,990	$10,065
1/31/2016	$10,096	$10,204
2/29/2016	$10,137	$10,276
3/31/2016	$10,262	$10,371
4/30/2016	$10,321	$10,410
5/31/2016	$10,322	$10,413
6/30/2016	$10,512	$10,600
7/31/2016	$10,599	$10,667
8/31/2016	$10,592	$10,655
9/30/2016	$10,596	$10,649
10/31/2016	$10,526	$10,567
11/30/2016	$10,273	$10,317
12/31/2016	$10,285	$10,332
1/31/2017	$10,315	$10,352
2/28/2017	$10,384	$10,422
3/31/2017	$10,378	$10,416
4/30/2017	$10,457	$10,497
5/31/2017	$10,527	$10,577
6/30/2017	$10,520	$10,567
7/31/2017	$10,571	$10,612
8/31/2017	$10,660	$10,707
9/30/2017	$10,604	$10,656
10/31/2017	$10,616	$10,663
11/30/2017	$10,599	$10,649
12/31/2017	$10,641	$10,698
1/31/2018	$10,526	$10,575
2/28/2018	$10,441	$10,474
3/31/2018	$10,498	$10,542
4/30/2018	$10,418	$10,463
5/31/2018	$10,467	$10,538
6/30/2018	$10,468	$10,525
7/31/2018	$10,468	$10,527
8/31/2018	$10,537	$10,595
9/30/2018	$10,476	$10,527
10/31/2018	$10,396	$10,444
11/30/2018	$10,446	$10,506
12/31/2018	$10,617	$10,699
1/31/2019	$10,724	$10,813
2/28/2019	$10,719	$10,806
3/31/2019	$10,923	$11,014
4/30/2019	$10,930	$11,017
5/31/2019	$11,113	$11,212
6/30/2019	$11,244	$11,353
7/31/2019	$11,279	$11,378
8/31/2019	$11,547	$11,673
9/30/2019	$11,479	$11,611
10/31/2019	$11,501	$11,646
11/30/2019	$11,491	$11,640
12/31/2019	$11,471	$11,632
1/31/2020	$11,721	$11,855
2/29/2020	$11,920	$12,069
3/31/2020	$11,664	$11,998
4/30/2020	$11,867	$12,211
5/31/2020	$11,953	$12,268
6/30/2020	$12,092	$12,345
7/31/2020	$12,345	$12,530
8/31/2020	$12,261	$12,428
9/30/2020	$12,269	$12,422
10/31/2020	$12,212	$12,366
11/30/2020	$12,366	$12,488
12/31/2020	$12,405	$12,505
1/31/2021	$12,365	$12,415
2/28/2021	$12,214	$12,236
3/31/2021	$12,074	$12,083
4/30/2021	$12,176	$12,178
5/31/2021	$12,214	$12,218
6/30/2021	$12,319	$12,304
7/31/2021	$12,445	$12,442
8/31/2021	$12,417	$12,418
9/30/2021	$12,322	$12,310
10/31/2021	$12,315	$12,307
11/30/2021	$12,353	$12,344
12/31/2021	$12,320	$12,312
1/31/2022	$12,092	$12,047
2/28/2022	$11,965	$11,912
3/31/2022	$11,618	$11,581
4/30/2022	$11,215	$11,142
5/31/2022	$11,218	$11,214
6/30/2022	$11,009	$11,038
7/31/2022	$11,254	$11,307
8/31/2022	$10,971	$10,988
9/30/2022	$10,482	$10,513
10/31/2022	$10,347	$10,377
11/30/2022	$10,703	$10,759
12/31/2022	$10,661	$10,710
1/31/2023	$11,008	$11,040
2/28/2023	$10,745	$10,754
3/31/2023	$10,984	$11,027
4/30/2023	$11,048	$11,094
5/31/2023	$10,914	$10,973
6/30/2023	$10,896	$10,934
7/31/2023	$10,902	$10,927
8/31/2023	$10,850	$10,857
9/30/2023	$10,584	$10,581
10/31/2023	$10,425	$10,414
11/30/2023	$10,887	$10,886
12/31/2023	$11,293	$11,302
1/31/2024	$11,277	$11,271
2/29/2024	$11,139	$11,112
3/31/2024	$11,232	$11,215
4/30/2024	$10,984	$10,931
5/31/2024	$11,163	$11,117
6/30/2024	$11,268	$11,222
7/31/2024	$11,524	$11,484
8/31/2024	$11,693	$11,649
9/30/2024	$11,861	$11,805
10/31/2024	$11,568	$11,512
11/30/2024	$11,699	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	7.46%	0.36%	1.68%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,522,409,278
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 8,422,665
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156622
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	LCRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.53%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,060	$10,070
8/31/2015	$10,020	$10,055
9/30/2015	$10,071	$10,123
10/31/2015	$10,075	$10,125
11/30/2015	$10,043	$10,098
12/31/2015	$9,994	$10,065
1/31/2016	$10,101	$10,204
2/29/2016	$10,133	$10,276
3/31/2016	$10,268	$10,371
4/30/2016	$10,328	$10,410
5/31/2016	$10,329	$10,413
6/30/2016	$10,510	$10,600
7/31/2016	$10,607	$10,667
8/31/2016	$10,601	$10,655
9/30/2016	$10,607	$10,649
10/31/2016	$10,528	$10,567
11/30/2016	$10,285	$10,317
12/31/2016	$10,298	$10,332
1/31/2017	$10,330	$10,352
2/28/2017	$10,399	$10,422
3/31/2017	$10,394	$10,416
4/30/2017	$10,464	$10,497
5/31/2017	$10,535	$10,577
6/30/2017	$10,538	$10,567
7/31/2017	$10,581	$10,612
8/31/2017	$10,672	$10,707
9/30/2017	$10,626	$10,656
10/31/2017	$10,629	$10,663
11/30/2017	$10,614	$10,649
12/31/2017	$10,667	$10,698
1/31/2018	$10,554	$10,575
2/28/2018	$10,460	$10,474
3/31/2018	$10,517	$10,542
4/30/2018	$10,448	$10,463
5/31/2018	$10,497	$10,538
6/30/2018	$10,489	$10,525
7/31/2018	$10,499	$10,527
8/31/2018	$10,559	$10,595
9/30/2018	$10,508	$10,527
10/31/2018	$10,428	$10,444
11/30/2018	$10,478	$10,506
12/31/2018	$10,640	$10,699
1/31/2019	$10,759	$10,813
2/28/2019	$10,744	$10,806
3/31/2019	$10,949	$11,014
4/30/2019	$10,958	$11,017
5/31/2019	$11,152	$11,212
6/30/2019	$11,284	$11,353
7/31/2019	$11,310	$11,378
8/31/2019	$11,590	$11,673
9/30/2019	$11,522	$11,611
10/31/2019	$11,534	$11,646
11/30/2019	$11,536	$11,640
12/31/2019	$11,507	$11,632
1/31/2020	$11,758	$11,855
2/29/2020	$11,958	$12,069
3/31/2020	$11,712	$11,998
4/30/2020	$11,916	$12,211
5/31/2020	$12,004	$12,268
6/30/2020	$12,144	$12,345
7/31/2020	$12,389	$12,530
8/31/2020	$12,305	$12,428
9/30/2020	$12,314	$12,422
10/31/2020	$12,268	$12,366
11/30/2020	$12,413	$12,488
12/31/2020	$12,463	$12,505
1/31/2021	$12,413	$12,415
2/28/2021	$12,273	$12,236
3/31/2021	$12,133	$12,083
4/30/2021	$12,225	$12,178
5/31/2021	$12,264	$12,218
6/30/2021	$12,370	$12,304
7/31/2021	$12,498	$12,442
8/31/2021	$12,481	$12,418
9/30/2021	$12,376	$12,310
10/31/2021	$12,370	$12,307
11/30/2021	$12,409	$12,344
12/31/2021	$12,376	$12,312
1/31/2022	$12,158	$12,047
2/28/2022	$12,020	$11,912
3/31/2022	$11,672	$11,581
4/30/2022	$11,278	$11,142
5/31/2022	$11,271	$11,214
6/30/2022	$11,072	$11,038
7/31/2022	$11,308	$11,307
8/31/2022	$11,024	$10,988
9/30/2022	$10,533	$10,513
10/31/2022	$10,397	$10,377
11/30/2022	$10,755	$10,759
12/31/2022	$10,713	$10,710
1/31/2023	$11,064	$11,040
2/28/2023	$10,800	$10,754
3/31/2023	$11,052	$11,027
4/30/2023	$11,117	$11,094
5/31/2023	$10,982	$10,973
6/30/2023	$10,953	$10,934
7/31/2023	$10,960	$10,927
8/31/2023	$10,907	$10,857
9/30/2023	$10,641	$10,581
10/31/2023	$10,481	$10,414
11/30/2023	$10,947	$10,886
12/31/2023	$11,356	$11,302
1/31/2024	$11,340	$11,271
2/29/2024	$11,202	$11,112
3/31/2024	$11,296	$11,215
4/30/2024	$11,047	$10,931
5/31/2024	$11,228	$11,117
6/30/2024	$11,335	$11,222
7/31/2024	$11,592	$11,484
8/31/2024	$11,763	$11,649
9/30/2024	$11,933	$11,805
10/31/2024	$11,638	$11,512
11/30/2024	$11,771	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	7.53%	0.40%	1.75%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,522,409,278
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 8,422,665
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162898
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class A
Trading Symbol	LAPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.78%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$9,777	$10,000	$10,000
12/31/2015	$9,719	$9,973	$9,966
1/31/2016	$9,690	$10,110	$10,076
2/29/2016	$9,694	$10,182	$10,147
3/31/2016	$9,955	$10,275	$10,272
4/30/2016	$10,098	$10,315	$10,342
5/31/2016	$10,093	$10,318	$10,350
6/30/2016	$10,234	$10,503	$10,532
7/31/2016	$10,390	$10,569	$10,619
8/31/2016	$10,439	$10,557	$10,630
9/30/2016	$10,459	$10,551	$10,633
10/31/2016	$10,434	$10,470	$10,562
11/30/2016	$10,217	$10,223	$10,325
12/31/2016	$10,267	$10,237	$10,355
1/31/2017	$10,349	$10,257	$10,392
2/28/2017	$10,417	$10,326	$10,472
3/31/2017	$10,418	$10,321	$10,469
4/30/2017	$10,515	$10,400	$10,555
5/31/2017	$10,585	$10,480	$10,637
6/30/2017	$10,572	$10,470	$10,628
7/31/2017	$10,649	$10,515	$10,681
8/31/2017	$10,705	$10,609	$10,773
9/30/2017	$10,691	$10,559	$10,735
10/31/2017	$10,713	$10,565	$10,748
11/30/2017	$10,700	$10,551	$10,732
12/31/2017	$10,743	$10,600	$10,779
1/31/2018	$10,680	$10,478	$10,675
2/28/2018	$10,588	$10,378	$10,574
3/31/2018	$10,607	$10,445	$10,627
4/30/2018	$10,556	$10,367	$10,556
5/31/2018	$10,582	$10,441	$10,614
6/30/2018	$10,574	$10,428	$10,599
7/31/2018	$10,616	$10,431	$10,621
8/31/2018	$10,657	$10,498	$10,673
9/30/2018	$10,662	$10,430	$10,627
10/31/2018	$10,572	$10,348	$10,538
11/30/2018	$10,576	$10,410	$10,586
12/31/2018	$10,643	$10,601	$10,751
1/31/2019	$10,846	$10,713	$10,900
2/28/2019	$10,869	$10,707	$10,911
3/31/2019	$11,064	$10,913	$11,109
4/30/2019	$11,118	$10,916	$11,124
5/31/2019	$11,240	$11,109	$11,295
6/30/2019	$11,423	$11,249	$11,454
7/31/2019	$11,475	$11,274	$11,488
8/31/2019	$11,674	$11,566	$11,748
9/30/2019	$11,634	$11,504	$11,697
10/31/2019	$11,669	$11,539	$11,735
11/30/2019	$11,674	$11,533	$11,733
12/31/2019	$11,692	$11,525	$11,750
1/31/2020	$11,920	$11,747	$11,961
2/29/2020	$12,026	$11,958	$12,140
3/31/2020	$11,291	$11,888	$11,903
4/30/2020	$11,551	$12,099	$12,142
5/31/2020	$11,763	$12,155	$12,255
6/30/2020	$11,914	$12,232	$12,357
7/31/2020	$12,267	$12,415	$12,574
8/31/2020	$12,252	$12,314	$12,502
9/30/2020	$12,229	$12,308	$12,479
10/31/2020	$12,205	$12,253	$12,435
11/30/2020	$12,441	$12,373	$12,597
12/31/2020	$12,535	$12,390	$12,641
1/31/2021	$12,509	$12,301	$12,561
2/28/2021	$12,386	$12,124	$12,399
3/31/2021	$12,273	$11,972	$12,255
4/30/2021	$12,401	$12,067	$12,358
5/31/2021	$12,456	$12,106	$12,405
6/30/2021	$12,582	$12,191	$12,495
7/31/2021	$12,697	$12,328	$12,621
8/31/2021	$12,691	$12,304	$12,612
9/30/2021	$12,594	$12,198	$12,505
10/31/2021	$12,586	$12,194	$12,494
11/30/2021	$12,594	$12,230	$12,510
12/31/2021	$12,610	$12,199	$12,501
1/31/2022	$12,357	$11,936	$12,227
2/28/2022	$12,194	$11,803	$12,060
3/31/2022	$11,852	$11,475	$11,737
4/30/2022	$11,434	$11,040	$11,299
5/31/2022	$11,398	$11,111	$11,361
6/30/2022	$11,116	$10,936	$11,134
7/31/2022	$11,428	$11,204	$11,414
8/31/2022	$11,148	$10,887	$11,117
9/30/2022	$10,657	$10,417	$10,638
10/31/2022	$10,550	$10,282	$10,522
11/30/2022	$10,909	$10,660	$10,914
12/31/2022	$10,848	$10,612	$10,877
1/31/2023	$11,203	$10,938	$11,214
2/28/2023	$10,946	$10,656	$10,939
3/31/2023	$11,189	$10,926	$11,195
4/30/2023	$11,251	$10,992	$11,264
5/31/2023	$11,116	$10,873	$11,147
6/30/2023	$11,128	$10,834	$11,130
7/31/2023	$11,167	$10,826	$11,141
8/31/2023	$11,119	$10,757	$11,074
9/30/2023	$10,860	$10,484	$10,810
10/31/2023	$10,698	$10,318	$10,647
11/30/2023	$11,192	$10,786	$11,126
12/31/2023	$11,610	$11,199	$11,548
1/31/2024	$11,617	$11,168	$11,521
2/29/2024	$11,505	$11,010	$11,383
3/31/2024	$11,630	$11,112	$11,494
4/30/2024	$11,382	$10,831	$11,226
5/31/2024	$11,571	$11,015	$11,412
6/30/2024	$11,678	$11,119	$11,516
7/31/2024	$11,952	$11,379	$11,778
8/31/2024	$12,134	$11,542	$11,951
9/30/2024	$12,306	$11,697	$12,115
10/31/2024	$12,040	$11,407	$11,840
11/30/2024	$12,174	$11,527	$11,964

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class A at NAV	8.78%	0.84%	2.47%
Class A with sales charge	6.32%	0.39%	2.21%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,413,253,254
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 6,313,663
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162899
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class C
Trading Symbol	LAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	1.28%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.17%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,936	$9,973	$9,966
1/31/2016	$9,899	$10,110	$10,076
2/29/2016	$9,897	$10,182	$10,147
3/31/2016	$10,157	$10,275	$10,272
4/30/2016	$10,303	$10,315	$10,342
5/31/2016	$10,284	$10,318	$10,350
6/30/2016	$10,421	$10,503	$10,532
7/31/2016	$10,573	$10,569	$10,619
8/31/2016	$10,616	$10,557	$10,630
9/30/2016	$10,629	$10,551	$10,633
10/31/2016	$10,597	$10,470	$10,562
11/30/2016	$10,377	$10,223	$10,325
12/31/2016	$10,421	$10,237	$10,355
1/31/2017	$10,498	$10,257	$10,392
2/28/2017	$10,562	$10,326	$10,472
3/31/2017	$10,556	$10,321	$10,469
4/30/2017	$10,641	$10,400	$10,555
5/31/2017	$10,712	$10,480	$10,637
6/30/2017	$10,692	$10,470	$10,628
7/31/2017	$10,764	$10,515	$10,681
8/31/2017	$10,807	$10,609	$10,773
9/30/2017	$10,787	$10,559	$10,735
10/31/2017	$10,810	$10,565	$10,748
11/30/2017	$10,790	$10,551	$10,732
12/31/2017	$10,820	$10,600	$10,779
1/31/2018	$10,750	$10,478	$10,675
2/28/2018	$10,653	$10,378	$10,574
3/31/2018	$10,672	$10,445	$10,627
4/30/2018	$10,614	$10,367	$10,556
5/31/2018	$10,635	$10,441	$10,614
6/30/2018	$10,621	$10,428	$10,599
7/31/2018	$10,657	$10,431	$10,621
8/31/2018	$10,692	$10,498	$10,673
9/30/2018	$10,691	$10,430	$10,627
10/31/2018	$10,595	$10,348	$10,538
11/30/2018	$10,593	$10,410	$10,586
12/31/2018	$10,655	$10,601	$10,751
1/31/2019	$10,852	$10,713	$10,900
2/28/2019	$10,870	$10,707	$10,911
3/31/2019	$11,059	$10,913	$11,109
4/30/2019	$11,108	$10,916	$11,124
5/31/2019	$11,224	$11,109	$11,295
6/30/2019	$11,400	$11,249	$11,454
7/31/2019	$11,447	$11,274	$11,488
8/31/2019	$11,632	$11,566	$11,748
9/30/2019	$11,593	$11,504	$11,697
10/31/2019	$11,622	$11,539	$11,735
11/30/2019	$11,613	$11,533	$11,733
12/31/2019	$11,632	$11,525	$11,750
1/31/2020	$11,851	$11,747	$11,961
2/29/2020	$11,950	$11,958	$12,140
3/31/2020	$11,206	$11,888	$11,903
4/30/2020	$11,457	$12,099	$12,142
5/31/2020	$11,661	$12,155	$12,255
6/30/2020	$11,811	$12,232	$12,357
7/31/2020	$12,146	$12,415	$12,574
8/31/2020	$12,125	$12,314	$12,502
9/30/2020	$12,102	$12,308	$12,479
10/31/2020	$12,064	$12,253	$12,435
11/30/2020	$12,290	$12,373	$12,597
12/31/2020	$12,384	$12,390	$12,641
1/31/2021	$12,343	$12,301	$12,561
2/28/2021	$12,224	$12,124	$12,399
3/31/2021	$12,097	$11,972	$12,255
4/30/2021	$12,226	$12,067	$12,358
5/31/2021	$12,265	$12,106	$12,405
6/30/2021	$12,383	$12,191	$12,495
7/31/2021	$12,489	$12,328	$12,621
8/31/2021	$12,476	$12,304	$12,612
9/30/2021	$12,382	$12,198	$12,505
10/31/2021	$12,367	$12,194	$12,494
11/30/2021	$12,360	$12,230	$12,510
12/31/2021	$12,370	$12,199	$12,501
1/31/2022	$12,115	$11,936	$12,227
2/28/2022	$11,949	$11,803	$12,060
3/31/2022	$11,616	$11,475	$11,737
4/30/2022	$11,201	$11,040	$11,299
5/31/2022	$11,160	$11,111	$11,361
6/30/2022	$10,878	$10,936	$11,134
7/31/2022	$11,168	$11,204	$11,414
8/31/2022	$10,897	$10,887	$11,117
9/30/2022	$10,404	$10,417	$10,638
10/31/2022	$10,301	$10,282	$10,522
11/30/2022	$10,638	$10,660	$10,914
12/31/2022	$10,581	$10,612	$10,877
1/31/2023	$10,921	$10,938	$11,214
2/28/2023	$10,665	$10,656	$10,939
3/31/2023	$10,896	$10,926	$11,195
4/30/2023	$10,951	$10,992	$11,264
5/31/2023	$10,813	$10,873	$11,147
6/30/2023	$10,819	$10,834	$11,130
7/31/2023	$10,852	$10,826	$11,141
8/31/2023	$10,799	$10,757	$11,074
9/30/2023	$10,541	$10,484	$10,810
10/31/2023	$10,370	$10,318	$10,647
11/30/2023	$10,843	$10,786	$11,126
12/31/2023	$11,251	$11,199	$11,548
1/31/2024	$11,252	$11,168	$11,521
2/29/2024	$11,130	$11,010	$11,383
3/31/2024	$11,244	$11,112	$11,494
4/30/2024	$11,007	$10,831	$11,226
5/31/2024	$11,184	$11,015	$11,412
6/30/2024	$11,281	$11,119	$11,516
7/31/2024	$11,531	$11,379	$11,778
8/31/2024	$11,700	$11,542	$11,951
9/30/2024	$11,860	$11,697	$12,115
10/31/2024	$11,597	$11,407	$11,840
11/30/2024	$11,729	$11,527	$11,964

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class C at NAV	8.17%	0.20%	1.79%
Class C with sales charge	7.17%	0.20%	1.79%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,413,253,254
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 6,313,663
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162900
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class F
Trading Symbol	LPLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.97%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,942	$9,973	$9,966
1/31/2016	$9,913	$10,110	$10,076
2/29/2016	$9,917	$10,182	$10,147
3/31/2016	$10,186	$10,275	$10,272
4/30/2016	$10,332	$10,315	$10,342
5/31/2016	$10,328	$10,318	$10,350
6/30/2016	$10,473	$10,503	$10,532
7/31/2016	$10,634	$10,569	$10,619
8/31/2016	$10,685	$10,557	$10,630
9/30/2016	$10,706	$10,551	$10,633
10/31/2016	$10,682	$10,470	$10,562
11/30/2016	$10,461	$10,223	$10,325
12/31/2016	$10,512	$10,237	$10,355
1/31/2017	$10,597	$10,257	$10,392
2/28/2017	$10,668	$10,326	$10,472
3/31/2017	$10,670	$10,321	$10,469
4/30/2017	$10,770	$10,400	$10,555
5/31/2017	$10,843	$10,480	$10,637
6/30/2017	$10,830	$10,470	$10,628
7/31/2017	$10,910	$10,515	$10,681
8/31/2017	$10,968	$10,609	$10,773
9/30/2017	$10,955	$10,559	$10,735
10/31/2017	$10,979	$10,565	$10,748
11/30/2017	$10,966	$10,551	$10,732
12/31/2017	$11,011	$10,600	$10,779
1/31/2018	$10,947	$10,478	$10,675
2/28/2018	$10,854	$10,378	$10,574
3/31/2018	$10,874	$10,445	$10,627
4/30/2018	$10,822	$10,367	$10,556
5/31/2018	$10,851	$10,441	$10,614
6/30/2018	$10,843	$10,428	$10,599
7/31/2018	$10,894	$10,431	$10,621
8/31/2018	$10,930	$10,498	$10,673
9/30/2018	$10,936	$10,430	$10,627
10/31/2018	$10,845	$10,348	$10,538
11/30/2018	$10,849	$10,410	$10,586
12/31/2018	$10,918	$10,601	$10,751
1/31/2019	$11,127	$10,713	$10,900
2/28/2019	$11,152	$10,707	$10,911
3/31/2019	$11,345	$10,913	$11,109
4/30/2019	$11,401	$10,916	$11,124
5/31/2019	$11,527	$11,109	$11,295
6/30/2019	$11,715	$11,249	$11,454
7/31/2019	$11,770	$11,274	$11,488
8/31/2019	$11,975	$11,566	$11,748
9/30/2019	$11,935	$11,504	$11,697
10/31/2019	$11,972	$11,539	$11,735
11/30/2019	$11,978	$11,533	$11,733
12/31/2019	$11,998	$11,525	$11,750
1/31/2020	$12,232	$11,747	$11,961
2/29/2020	$12,343	$11,958	$12,140
3/31/2020	$11,581	$11,888	$11,903
4/30/2020	$11,856	$12,099	$12,142
5/31/2020	$12,067	$12,155	$12,255
6/30/2020	$12,231	$12,232	$12,357
7/31/2020	$12,595	$12,415	$12,574
8/31/2020	$12,581	$12,314	$12,502
9/30/2020	$12,558	$12,308	$12,479
10/31/2020	$12,527	$12,253	$12,435
11/30/2020	$12,770	$12,373	$12,597
12/31/2020	$12,876	$12,390	$12,641
1/31/2021	$12,841	$12,301	$12,561
2/28/2021	$12,725	$12,124	$12,399
3/31/2021	$12,601	$11,972	$12,255
4/30/2021	$12,742	$12,067	$12,358
5/31/2021	$12,800	$12,106	$12,405
6/30/2021	$12,922	$12,191	$12,495
7/31/2021	$13,041	$12,328	$12,621
8/31/2021	$13,044	$12,304	$12,612
9/30/2021	$12,945	$12,198	$12,505
10/31/2021	$12,937	$12,194	$12,494
11/30/2021	$12,938	$12,230	$12,510
12/31/2021	$12,964	$12,199	$12,501
1/31/2022	$12,705	$11,936	$12,227
2/28/2022	$12,538	$11,803	$12,060
3/31/2022	$12,187	$11,475	$11,737
4/30/2022	$11,759	$11,040	$11,299
5/31/2022	$11,723	$11,111	$11,361
6/30/2022	$11,433	$10,936	$11,134
7/31/2022	$11,746	$11,204	$11,414
8/31/2022	$11,467	$10,887	$11,117
9/30/2022	$10,955	$10,417	$10,638
10/31/2022	$10,853	$10,282	$10,522
11/30/2022	$11,224	$10,660	$10,914
12/31/2022	$11,162	$10,612	$10,877
1/31/2023	$11,529	$10,938	$11,214
2/28/2023	$11,265	$10,656	$10,939
3/31/2023	$11,516	$10,926	$11,195
4/30/2023	$11,581	$10,992	$11,264
5/31/2023	$11,443	$10,873	$11,147
6/30/2023	$11,456	$10,834	$11,130
7/31/2023	$11,497	$10,826	$11,141
8/31/2023	$11,448	$10,757	$11,074
9/30/2023	$11,182	$10,484	$10,810
10/31/2023	$11,016	$10,318	$10,647
11/30/2023	$11,517	$10,786	$11,126
12/31/2023	$11,958	$11,199	$11,548
1/31/2024	$11,966	$11,168	$11,521
2/29/2024	$11,852	$11,010	$11,383
3/31/2024	$11,981	$11,112	$11,494
4/30/2024	$11,726	$10,831	$11,226
5/31/2024	$11,922	$11,015	$11,412
6/30/2024	$12,033	$11,119	$11,516
7/31/2024	$12,307	$11,379	$11,778
8/31/2024	$12,505	$11,542	$11,951
9/30/2024	$12,674	$11,697	$12,115
10/31/2024	$12,401	$11,407	$11,840
11/30/2024	$12,550	$11,527	$11,964

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class F at NAV	8.97%	0.94%	2.56%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,413,253,254
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 6,313,663
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188256
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class F3
Trading Symbol	LOPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.08%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,071	$10,051	$10,059
5/31/2017	$10,147	$10,128	$10,137
6/30/2017	$10,136	$10,118	$10,128
7/31/2017	$10,212	$10,162	$10,178
8/31/2017	$10,261	$10,253	$10,266
9/30/2017	$10,250	$10,204	$10,230
10/31/2017	$10,281	$10,210	$10,242
11/30/2017	$10,271	$10,197	$10,227
12/31/2017	$10,315	$10,244	$10,272
1/31/2018	$10,257	$10,126	$10,173
2/28/2018	$10,171	$10,030	$10,077
3/31/2018	$10,190	$10,094	$10,127
4/30/2018	$10,145	$10,019	$10,060
5/31/2018	$10,179	$10,091	$10,115
6/30/2018	$10,166	$10,078	$10,100
7/31/2018	$10,216	$10,080	$10,121
8/31/2018	$10,250	$10,145	$10,171
9/30/2018	$10,264	$10,080	$10,127
10/31/2018	$10,174	$10,000	$10,043
11/30/2018	$10,186	$10,060	$10,088
12/31/2018	$10,252	$10,245	$10,246
1/31/2019	$10,449	$10,354	$10,387
2/28/2019	$10,473	$10,348	$10,398
3/31/2019	$10,663	$10,546	$10,586
4/30/2019	$10,717	$10,549	$10,601
5/31/2019	$10,837	$10,736	$10,763
6/30/2019	$11,015	$10,871	$10,916
7/31/2019	$11,068	$10,895	$10,948
8/31/2019	$11,262	$11,177	$11,196
9/30/2019	$11,226	$11,118	$11,147
10/31/2019	$11,262	$11,151	$11,183
11/30/2019	$11,269	$11,146	$11,181
12/31/2019	$11,288	$11,138	$11,198
1/31/2020	$11,502	$11,352	$11,399
2/29/2020	$11,607	$11,557	$11,569
3/31/2020	$10,892	$11,489	$11,343
4/30/2020	$11,152	$11,693	$11,571
5/31/2020	$11,359	$11,747	$11,679
6/30/2020	$11,507	$11,821	$11,776
7/31/2020	$11,851	$11,998	$11,983
8/31/2020	$11,840	$11,901	$11,914
9/30/2020	$11,820	$11,894	$11,892
10/31/2020	$11,800	$11,841	$11,850
11/30/2020	$12,023	$11,958	$12,005
12/31/2020	$12,125	$11,974	$12,046
1/31/2021	$12,095	$11,888	$11,970
2/28/2021	$11,986	$11,716	$11,816
3/31/2021	$11,880	$11,570	$11,678
4/30/2021	$12,007	$11,662	$11,777
5/31/2021	$12,063	$11,700	$11,821
6/30/2021	$12,180	$11,782	$11,908
7/31/2021	$12,294	$11,914	$12,027
8/31/2021	$12,299	$11,891	$12,019
9/30/2021	$12,208	$11,788	$11,917
10/31/2021	$12,203	$11,785	$11,907
11/30/2021	$12,205	$11,820	$11,921
12/31/2021	$12,233	$11,789	$11,913
1/31/2022	$11,990	$11,535	$11,652
2/28/2022	$11,835	$11,407	$11,493
3/31/2022	$11,506	$11,090	$11,185
4/30/2022	$11,103	$10,669	$10,768
5/31/2022	$11,071	$10,738	$10,827
6/30/2022	$10,799	$10,569	$10,610
7/31/2022	$11,105	$10,828	$10,877
8/31/2022	$10,836	$10,522	$10,594
9/30/2022	$10,361	$10,067	$10,138
10/31/2022	$10,259	$9,937	$10,027
11/30/2022	$10,611	$10,302	$10,401
12/31/2022	$10,554	$10,256	$10,365
1/31/2023	$10,902	$10,571	$10,687
2/28/2023	$10,653	$10,298	$10,424
3/31/2023	$10,892	$10,559	$10,669
4/30/2023	$10,955	$10,623	$10,734
5/31/2023	$10,826	$10,508	$10,623
6/30/2023	$10,840	$10,470	$10,606
7/31/2023	$10,881	$10,463	$10,617
8/31/2023	$10,836	$10,396	$10,553
9/30/2023	$10,586	$10,132	$10,301
10/31/2023	$10,431	$9,972	$10,146
11/30/2023	$10,915	$10,424	$10,603
12/31/2023	$11,326	$10,823	$11,005
1/31/2024	$11,335	$10,793	$10,979
2/29/2024	$11,229	$10,640	$10,847
3/31/2024	$11,353	$10,739	$10,954
4/30/2024	$11,113	$10,467	$10,698
5/31/2024	$11,301	$10,645	$10,875
6/30/2024	$11,408	$10,746	$10,975
7/31/2024	$11,678	$10,997	$11,224
8/31/2024	$11,858	$11,155	$11,389
9/30/2024	$12,029	$11,304	$11,545
10/31/2024	$11,772	$11,024	$11,283
11/30/2024	$11,906	$11,140	$11,402

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.08%	1.11%	2.30%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.73%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,413,253,254
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 6,313,663
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162901
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class I
Trading Symbol	LAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.08%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,943	$9,973	$9,966
1/31/2016	$9,914	$10,110	$10,076
2/29/2016	$9,920	$10,182	$10,147
3/31/2016	$10,189	$10,275	$10,272
4/30/2016	$10,336	$10,315	$10,342
5/31/2016	$10,333	$10,318	$10,350
6/30/2016	$10,479	$10,503	$10,532
7/31/2016	$10,641	$10,569	$10,619
8/31/2016	$10,693	$10,557	$10,630
9/30/2016	$10,715	$10,551	$10,633
10/31/2016	$10,691	$10,470	$10,562
11/30/2016	$10,471	$10,223	$10,325
12/31/2016	$10,523	$10,237	$10,355
1/31/2017	$10,609	$10,257	$10,392
2/28/2017	$10,681	$10,326	$10,472
3/31/2017	$10,684	$10,321	$10,469
4/30/2017	$10,785	$10,400	$10,555
5/31/2017	$10,859	$10,480	$10,637
6/30/2017	$10,847	$10,470	$10,628
7/31/2017	$10,928	$10,515	$10,681
8/31/2017	$10,988	$10,609	$10,773
9/30/2017	$10,975	$10,559	$10,735
10/31/2017	$11,000	$10,565	$10,748
11/30/2017	$10,988	$10,551	$10,732
12/31/2017	$11,034	$10,600	$10,779
1/31/2018	$10,971	$10,478	$10,675
2/28/2018	$10,879	$10,378	$10,574
3/31/2018	$10,900	$10,445	$10,627
4/30/2018	$10,849	$10,367	$10,556
5/31/2018	$10,878	$10,441	$10,614
6/30/2018	$10,871	$10,428	$10,599
7/31/2018	$10,917	$10,431	$10,621
8/31/2018	$10,961	$10,498	$10,673
9/30/2018	$10,969	$10,430	$10,627
10/31/2018	$10,878	$10,348	$10,538
11/30/2018	$10,883	$10,410	$10,586
12/31/2018	$10,954	$10,601	$10,751
1/31/2019	$11,164	$10,713	$10,900
2/28/2019	$11,190	$10,707	$10,911
3/31/2019	$11,394	$10,913	$11,109
4/30/2019	$11,452	$10,916	$11,124
5/31/2019	$11,580	$11,109	$11,295
6/30/2019	$11,770	$11,249	$11,454
7/31/2019	$11,826	$11,274	$11,488
8/31/2019	$12,033	$11,566	$11,748
9/30/2019	$11,993	$11,504	$11,697
10/31/2019	$12,031	$11,539	$11,735
11/30/2019	$12,038	$11,533	$11,733
12/31/2019	$12,058	$11,525	$11,750
1/31/2020	$12,295	$11,747	$11,961
2/29/2020	$12,407	$11,958	$12,140
3/31/2020	$11,643	$11,888	$11,903
4/30/2020	$11,920	$12,099	$12,142
5/31/2020	$12,133	$12,155	$12,255
6/30/2020	$12,299	$12,232	$12,357
7/31/2020	$12,657	$12,415	$12,574
8/31/2020	$12,652	$12,314	$12,502
9/30/2020	$12,630	$12,308	$12,479
10/31/2020	$12,600	$12,253	$12,435
11/30/2020	$12,845	$12,373	$12,597
12/31/2020	$12,953	$12,390	$12,641
1/31/2021	$12,920	$12,301	$12,561
2/28/2021	$12,803	$12,124	$12,399
3/31/2021	$12,680	$11,972	$12,255
4/30/2021	$12,823	$12,067	$12,358
5/31/2021	$12,874	$12,106	$12,405
6/30/2021	$13,006	$12,191	$12,495
7/31/2021	$13,127	$12,328	$12,621
8/31/2021	$13,131	$12,304	$12,612
9/30/2021	$13,034	$12,198	$12,505
10/31/2021	$13,027	$12,194	$12,494
11/30/2021	$13,028	$12,230	$12,510
12/31/2021	$13,056	$12,199	$12,501
1/31/2022	$12,796	$11,936	$12,227
2/28/2022	$12,621	$11,803	$12,060
3/31/2022	$12,277	$11,475	$11,737
4/30/2022	$11,847	$11,040	$11,299
5/31/2022	$11,803	$11,111	$11,361
6/30/2022	$11,521	$10,936	$11,134
7/31/2022	$11,837	$11,204	$11,414
8/31/2022	$11,558	$10,887	$11,117
9/30/2022	$11,042	$10,417	$10,638
10/31/2022	$10,941	$10,282	$10,522
11/30/2022	$11,307	$10,660	$10,914
12/31/2022	$11,245	$10,612	$10,877
1/31/2023	$11,616	$10,938	$11,214
2/28/2023	$11,351	$10,656	$10,939
3/31/2023	$11,605	$10,926	$11,195
4/30/2023	$11,672	$10,992	$11,264
5/31/2023	$11,533	$10,873	$11,147
6/30/2023	$11,548	$10,834	$11,130
7/31/2023	$11,590	$10,826	$11,141
8/31/2023	$11,542	$10,757	$11,074
9/30/2023	$11,274	$10,484	$10,810
10/31/2023	$11,108	$10,318	$10,647
11/30/2023	$11,614	$10,786	$11,126
12/31/2023	$12,060	$11,199	$11,548
1/31/2024	$12,068	$11,168	$11,521
2/29/2024	$11,955	$11,010	$11,383
3/31/2024	$12,086	$11,112	$11,494
4/30/2024	$11,830	$10,831	$11,226
5/31/2024	$12,029	$11,015	$11,412
6/30/2024	$12,142	$11,119	$11,516
7/31/2024	$12,429	$11,379	$11,778
8/31/2024	$12,620	$11,542	$11,951
9/30/2024	$12,801	$11,697	$12,115
10/31/2024	$12,517	$11,407	$11,840
11/30/2024	$12,669	$11,527	$11,964

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class I at NAV	9.08%	1.03%	2.67%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,413,253,254
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 6,313,663
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162903
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R3
Trading Symbol	LAPQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.54%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,939	$9,973	$9,966
1/31/2016	$9,907	$10,110	$10,076
2/29/2016	$9,908	$10,182	$10,147
3/31/2016	$10,173	$10,275	$10,272
4/30/2016	$10,316	$10,315	$10,342
5/31/2016	$10,308	$10,318	$10,350
6/30/2016	$10,450	$10,503	$10,532
7/31/2016	$10,607	$10,569	$10,619
8/31/2016	$10,654	$10,557	$10,630
9/30/2016	$10,672	$10,551	$10,633
10/31/2016	$10,643	$10,470	$10,562
11/30/2016	$10,420	$10,223	$10,325
12/31/2016	$10,467	$10,237	$10,355
1/31/2017	$10,548	$10,257	$10,392
2/28/2017	$10,616	$10,326	$10,472
3/31/2017	$10,614	$10,321	$10,469
4/30/2017	$10,710	$10,400	$10,555
5/31/2017	$10,779	$10,480	$10,637
6/30/2017	$10,763	$10,470	$10,628
7/31/2017	$10,839	$10,515	$10,681
8/31/2017	$10,894	$10,609	$10,773
9/30/2017	$10,870	$10,559	$10,735
10/31/2017	$10,896	$10,565	$10,748
11/30/2017	$10,880	$10,551	$10,732
12/31/2017	$10,921	$10,600	$10,779
1/31/2018	$10,847	$10,478	$10,675
2/28/2018	$10,752	$10,378	$10,574
3/31/2018	$10,775	$10,445	$10,627
4/30/2018	$10,720	$10,367	$10,556
5/31/2018	$10,745	$10,441	$10,614
6/30/2018	$10,733	$10,428	$10,599
7/31/2018	$10,773	$10,431	$10,621
8/31/2018	$10,813	$10,498	$10,673
9/30/2018	$10,815	$10,430	$10,627
10/31/2018	$10,721	$10,348	$10,538
11/30/2018	$10,722	$10,410	$10,586
12/31/2018	$10,787	$10,601	$10,751
1/31/2019	$10,989	$10,713	$10,900
2/28/2019	$11,010	$10,707	$10,911
3/31/2019	$11,206	$10,913	$11,109
4/30/2019	$11,258	$10,916	$11,124
5/31/2019	$11,379	$11,109	$11,295
6/30/2019	$11,561	$11,249	$11,454
7/31/2019	$11,612	$11,274	$11,488
8/31/2019	$11,811	$11,566	$11,748
9/30/2019	$11,767	$11,504	$11,697
10/31/2019	$11,800	$11,539	$11,735
11/30/2019	$11,803	$11,533	$11,733
12/31/2019	$11,819	$11,525	$11,750
1/31/2020	$12,046	$11,747	$11,961
2/29/2020	$12,151	$11,958	$12,140
3/31/2020	$11,398	$11,888	$11,903
4/30/2020	$11,665	$12,099	$12,142
5/31/2020	$11,869	$12,155	$12,255
6/30/2020	$12,026	$12,232	$12,357
7/31/2020	$12,371	$12,415	$12,574
8/31/2020	$12,353	$12,314	$12,502
9/30/2020	$12,335	$12,308	$12,479
10/31/2020	$12,300	$12,253	$12,435
11/30/2020	$12,534	$12,373	$12,597
12/31/2020	$12,635	$12,390	$12,641
1/31/2021	$12,596	$12,301	$12,561
2/28/2021	$12,478	$12,124	$12,399
3/31/2021	$12,353	$11,972	$12,255
4/30/2021	$12,487	$12,067	$12,358
5/31/2021	$12,532	$12,106	$12,405
6/30/2021	$12,655	$12,191	$12,495
7/31/2021	$12,767	$12,328	$12,621
8/31/2021	$12,758	$12,304	$12,612
9/30/2021	$12,666	$12,198	$12,505
10/31/2021	$12,654	$12,194	$12,494
11/30/2021	$12,651	$12,230	$12,510
12/31/2021	$12,664	$12,199	$12,501
1/31/2022	$12,407	$11,936	$12,227
2/28/2022	$12,240	$11,803	$12,060
3/31/2022	$11,902	$11,475	$11,737
4/30/2022	$11,480	$11,040	$11,299
5/31/2022	$11,441	$11,111	$11,361
6/30/2022	$11,155	$10,936	$11,134
7/31/2022	$11,456	$11,204	$11,414
8/31/2022	$11,181	$10,887	$11,117
9/30/2022	$10,678	$10,417	$10,638
10/31/2022	$10,576	$10,282	$10,522
11/30/2022	$10,925	$10,660	$10,914
12/31/2022	$10,869	$10,612	$10,877
1/31/2023	$11,223	$10,938	$11,214
2/28/2023	$10,962	$10,656	$10,939
3/31/2023	$11,203	$10,926	$11,195
4/30/2023	$11,263	$10,992	$11,264
5/31/2023	$11,124	$10,873	$11,147
6/30/2023	$11,134	$10,834	$11,130
7/31/2023	$11,170	$10,826	$11,141
8/31/2023	$11,119	$10,757	$11,074
9/30/2023	$10,857	$10,484	$10,810
10/31/2023	$10,692	$10,318	$10,647
11/30/2023	$11,174	$10,786	$11,126
12/31/2023	$11,598	$11,199	$11,548
1/31/2024	$11,602	$11,168	$11,521
2/29/2024	$11,479	$11,010	$11,383
3/31/2024	$11,610	$11,112	$11,494
4/30/2024	$11,359	$10,831	$11,226
5/31/2024	$11,545	$11,015	$11,412
6/30/2024	$11,649	$11,119	$11,516
7/31/2024	$11,910	$11,379	$11,778
8/31/2024	$12,098	$11,542	$11,951
9/30/2024	$12,257	$11,697	$12,115
10/31/2024	$11,989	$11,407	$11,840
11/30/2024	$12,129	$11,527	$11,964

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class R3 at NAV	8.54%	0.55%	2.17%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,413,253,254
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 6,313,663
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162904
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R4
Trading Symbol	LAPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.72%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,941	$9,973	$9,966
1/31/2016	$9,911	$10,110	$10,076
2/29/2016	$9,914	$10,182	$10,147
3/31/2016	$10,181	$10,275	$10,272
4/30/2016	$10,326	$10,315	$10,342
5/31/2016	$10,321	$10,318	$10,350
6/30/2016	$10,464	$10,503	$10,532
7/31/2016	$10,624	$10,569	$10,619
8/31/2016	$10,673	$10,557	$10,630
9/30/2016	$10,693	$10,551	$10,633
10/31/2016	$10,667	$10,470	$10,562
11/30/2016	$10,445	$10,223	$10,325
12/31/2016	$10,495	$10,237	$10,355
1/31/2017	$10,578	$10,257	$10,392
2/28/2017	$10,648	$10,326	$10,472
3/31/2017	$10,648	$10,321	$10,469
4/30/2017	$10,747	$10,400	$10,555
5/31/2017	$10,818	$10,480	$10,637
6/30/2017	$10,805	$10,470	$10,628
7/31/2017	$10,883	$10,515	$10,681
8/31/2017	$10,940	$10,609	$10,773
9/30/2017	$10,926	$10,559	$10,735
10/31/2017	$10,947	$10,565	$10,748
11/30/2017	$10,933	$10,551	$10,732
12/31/2017	$10,977	$10,600	$10,779
1/31/2018	$10,904	$10,478	$10,675
2/28/2018	$10,818	$10,378	$10,574
3/31/2018	$10,837	$10,445	$10,627
4/30/2018	$10,784	$10,367	$10,556
5/31/2018	$10,811	$10,441	$10,614
6/30/2018	$10,801	$10,428	$10,599
7/31/2018	$10,844	$10,431	$10,621
8/31/2018	$10,886	$10,498	$10,673
9/30/2018	$10,891	$10,430	$10,627
10/31/2018	$10,798	$10,348	$10,538
11/30/2018	$10,801	$10,410	$10,586
12/31/2018	$10,869	$10,601	$10,751
1/31/2019	$11,075	$10,713	$10,900
2/28/2019	$11,099	$10,707	$10,911
3/31/2019	$11,298	$10,913	$11,109
4/30/2019	$11,353	$10,916	$11,124
5/31/2019	$11,478	$11,109	$11,295
6/30/2019	$11,664	$11,249	$11,454
7/31/2019	$11,717	$11,274	$11,488
8/31/2019	$11,920	$11,566	$11,748
9/30/2019	$11,879	$11,504	$11,697
10/31/2019	$11,915	$11,539	$11,735
11/30/2019	$11,920	$11,533	$11,733
12/31/2019	$11,937	$11,525	$11,750
1/31/2020	$12,170	$11,747	$11,961
2/29/2020	$12,270	$11,958	$12,140
3/31/2020	$11,519	$11,888	$11,903
4/30/2020	$11,783	$12,099	$12,142
5/31/2020	$12,000	$12,155	$12,255
6/30/2020	$12,161	$12,232	$12,357
7/31/2020	$12,513	$12,415	$12,574
8/31/2020	$12,505	$12,314	$12,502
9/30/2020	$12,481	$12,308	$12,479
10/31/2020	$12,448	$12,253	$12,435
11/30/2020	$12,688	$12,373	$12,597
12/31/2020	$12,792	$12,390	$12,641
1/31/2021	$12,756	$12,301	$12,561
2/28/2021	$12,639	$12,124	$12,399
3/31/2021	$12,514	$11,972	$12,255
4/30/2021	$12,654	$12,067	$12,358
5/31/2021	$12,709	$12,106	$12,405
6/30/2021	$12,829	$12,191	$12,495
7/31/2021	$12,945	$12,328	$12,621
8/31/2021	$12,947	$12,304	$12,612
9/30/2021	$12,848	$12,198	$12,505
10/31/2021	$12,838	$12,194	$12,494
11/30/2021	$12,838	$12,230	$12,510
12/31/2021	$12,863	$12,199	$12,501
1/31/2022	$12,604	$11,936	$12,227
2/28/2022	$12,429	$11,803	$12,060
3/31/2022	$12,088	$11,475	$11,737
4/30/2022	$11,662	$11,040	$11,299
5/31/2022	$11,624	$11,111	$11,361
6/30/2022	$11,336	$10,936	$11,134
7/31/2022	$11,653	$11,204	$11,414
8/31/2022	$11,368	$10,887	$11,117
9/30/2022	$10,867	$10,417	$10,638
10/31/2022	$10,756	$10,282	$10,522
11/30/2022	$11,122	$10,660	$10,914
12/31/2022	$11,060	$10,612	$10,877
1/31/2023	$11,422	$10,938	$11,214
2/28/2023	$11,158	$10,656	$10,939
3/31/2023	$11,406	$10,926	$11,195
4/30/2023	$11,478	$10,992	$11,264
5/31/2023	$11,339	$10,873	$11,147
6/30/2023	$11,343	$10,834	$11,130
7/31/2023	$11,391	$10,826	$11,141
8/31/2023	$11,332	$10,757	$11,074
9/30/2023	$11,067	$10,484	$10,810
10/31/2023	$10,902	$10,318	$10,647
11/30/2023	$11,405	$10,786	$11,126
12/31/2023	$11,831	$11,199	$11,548
1/31/2024	$11,837	$11,168	$11,521
2/29/2024	$11,723	$11,010	$11,383
3/31/2024	$11,849	$11,112	$11,494
4/30/2024	$11,596	$10,831	$11,226
5/31/2024	$11,788	$11,015	$11,412
6/30/2024	$11,897	$11,119	$11,516
7/31/2024	$12,175	$11,379	$11,778
8/31/2024	$12,360	$11,542	$11,951
9/30/2024	$12,535	$11,697	$12,115
10/31/2024	$12,254	$11,407	$11,840
11/30/2024	$12,400	$11,527	$11,964

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class R4 at NAV	8.72%	0.79%	2.42%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,413,253,254
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 6,313,663
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162905
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R5
Trading Symbol	LAPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.00%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,943	$9,973	$9,966
1/31/2016	$9,914	$10,110	$10,076
2/29/2016	$9,920	$10,182	$10,147
3/31/2016	$10,189	$10,275	$10,272
4/30/2016	$10,336	$10,315	$10,342
5/31/2016	$10,333	$10,318	$10,350
6/30/2016	$10,479	$10,503	$10,532
7/31/2016	$10,641	$10,569	$10,619
8/31/2016	$10,692	$10,557	$10,630
9/30/2016	$10,715	$10,551	$10,633
10/31/2016	$10,691	$10,470	$10,562
11/30/2016	$10,470	$10,223	$10,325
12/31/2016	$10,523	$10,237	$10,355
1/31/2017	$10,609	$10,257	$10,392
2/28/2017	$10,681	$10,326	$10,472
3/31/2017	$10,683	$10,321	$10,469
4/30/2017	$10,785	$10,400	$10,555
5/31/2017	$10,858	$10,480	$10,637
6/30/2017	$10,847	$10,470	$10,628
7/31/2017	$10,928	$10,515	$10,681
8/31/2017	$10,987	$10,609	$10,773
9/30/2017	$10,975	$10,559	$10,735
10/31/2017	$10,999	$10,565	$10,748
11/30/2017	$10,988	$10,551	$10,732
12/31/2017	$11,033	$10,600	$10,779
1/31/2018	$10,963	$10,478	$10,675
2/28/2018	$10,878	$10,378	$10,574
3/31/2018	$10,899	$10,445	$10,627
4/30/2018	$10,848	$10,367	$10,556
5/31/2018	$10,878	$10,441	$10,614
6/30/2018	$10,870	$10,428	$10,599
7/31/2018	$10,916	$10,431	$10,621
8/31/2018	$10,960	$10,498	$10,673
9/30/2018	$10,967	$10,430	$10,627
10/31/2018	$10,876	$10,348	$10,538
11/30/2018	$10,881	$10,410	$10,586
12/31/2018	$10,952	$10,601	$10,751
1/31/2019	$11,162	$10,713	$10,900
2/28/2019	$11,188	$10,707	$10,911
3/31/2019	$11,391	$10,913	$11,109
4/30/2019	$11,449	$10,916	$11,124
5/31/2019	$11,577	$11,109	$11,295
6/30/2019	$11,767	$11,249	$11,454
7/31/2019	$11,823	$11,274	$11,488
8/31/2019	$12,031	$11,566	$11,748
9/30/2019	$11,992	$11,504	$11,697
10/31/2019	$12,030	$11,539	$11,735
11/30/2019	$12,038	$11,533	$11,733
12/31/2019	$12,058	$11,525	$11,750
1/31/2020	$12,296	$11,747	$11,961
2/29/2020	$12,407	$11,958	$12,140
3/31/2020	$11,644	$11,888	$11,903
4/30/2020	$11,921	$12,099	$12,142
5/31/2020	$12,142	$12,155	$12,255
6/30/2020	$12,300	$12,232	$12,357
7/31/2020	$12,666	$12,415	$12,574
8/31/2020	$12,654	$12,314	$12,502
9/30/2020	$12,632	$12,308	$12,479
10/31/2020	$12,601	$12,253	$12,435
11/30/2020	$12,847	$12,373	$12,597
12/31/2020	$12,955	$12,390	$12,641
1/31/2021	$12,930	$12,301	$12,561
2/28/2021	$12,805	$12,124	$12,399
3/31/2021	$12,690	$11,972	$12,255
4/30/2021	$12,825	$12,067	$12,358
5/31/2021	$12,884	$12,106	$12,405
6/30/2021	$13,016	$12,191	$12,495
7/31/2021	$13,128	$12,328	$12,621
8/31/2021	$13,133	$12,304	$12,612
9/30/2021	$13,034	$12,198	$12,505
10/31/2021	$13,028	$12,194	$12,494
11/30/2021	$13,038	$12,230	$12,510
12/31/2021	$13,057	$12,199	$12,501
1/31/2022	$12,797	$11,936	$12,227
2/28/2022	$12,631	$11,803	$12,060
3/31/2022	$12,279	$11,475	$11,737
4/30/2022	$11,848	$11,040	$11,299
5/31/2022	$11,813	$11,111	$11,361
6/30/2022	$11,522	$10,936	$11,134
7/31/2022	$11,848	$11,204	$11,414
8/31/2022	$11,560	$10,887	$11,117
9/30/2022	$11,054	$10,417	$10,638
10/31/2022	$10,944	$10,282	$10,522
11/30/2022	$11,319	$10,660	$10,914
12/31/2022	$11,257	$10,612	$10,877
1/31/2023	$11,637	$10,938	$11,214
2/28/2023	$11,363	$10,656	$10,939
3/31/2023	$11,617	$10,926	$11,195
4/30/2023	$11,693	$10,992	$11,264
5/31/2023	$11,554	$10,873	$11,147
6/30/2023	$11,560	$10,834	$11,130
7/31/2023	$11,612	$10,826	$11,141
8/31/2023	$11,554	$10,757	$11,074
9/30/2023	$11,287	$10,484	$10,810
10/31/2023	$11,121	$10,318	$10,647
11/30/2023	$11,636	$10,786	$11,126
12/31/2023	$12,073	$11,199	$11,548
1/31/2024	$12,091	$11,168	$11,521
2/29/2024	$11,968	$11,010	$11,383
3/31/2024	$12,100	$11,112	$11,494
4/30/2024	$11,853	$10,831	$11,226
5/31/2024	$12,043	$11,015	$11,412
6/30/2024	$12,165	$11,119	$11,516
7/31/2024	$12,443	$11,379	$11,778
8/31/2024	$12,634	$11,542	$11,951
9/30/2024	$12,816	$11,697	$12,115
10/31/2024	$12,541	$11,407	$11,840
11/30/2024	$12,683	$11,527	$11,964

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class R5 at NAV	9.00%	1.05%	2.68%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,413,253,254
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 6,313,663
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000162906
Shareholder Report [Line Items]
Fund Name	Lord Abbett Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	LAPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.07%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,944	$9,973	$9,966
1/31/2016	$9,917	$10,110	$10,076
2/29/2016	$9,923	$10,182	$10,147
3/31/2016	$10,194	$10,275	$10,272
4/30/2016	$10,343	$10,315	$10,342
5/31/2016	$10,340	$10,318	$10,350
6/30/2016	$10,488	$10,503	$10,532
7/31/2016	$10,651	$10,569	$10,619
8/31/2016	$10,704	$10,557	$10,630
9/30/2016	$10,728	$10,551	$10,633
10/31/2016	$10,705	$10,470	$10,562
11/30/2016	$10,486	$10,223	$10,325
12/31/2016	$10,539	$10,237	$10,355
1/31/2017	$10,627	$10,257	$10,392
2/28/2017	$10,700	$10,326	$10,472
3/31/2017	$10,704	$10,321	$10,469
4/30/2017	$10,807	$10,400	$10,555
5/31/2017	$10,881	$10,480	$10,637
6/30/2017	$10,870	$10,470	$10,628
7/31/2017	$10,953	$10,515	$10,681
8/31/2017	$11,013	$10,609	$10,773
9/30/2017	$11,001	$10,559	$10,735
10/31/2017	$11,027	$10,565	$10,748
11/30/2017	$11,016	$10,551	$10,732
12/31/2017	$11,062	$10,600	$10,779
1/31/2018	$11,000	$10,478	$10,675
2/28/2018	$10,909	$10,378	$10,574
3/31/2018	$10,928	$10,445	$10,627
4/30/2018	$10,879	$10,367	$10,556
5/31/2018	$10,909	$10,441	$10,614
6/30/2018	$10,902	$10,428	$10,599
7/31/2018	$10,947	$10,431	$10,621
8/31/2018	$10,992	$10,498	$10,673
9/30/2018	$10,999	$10,430	$10,627
10/31/2018	$10,908	$10,348	$10,538
11/30/2018	$10,913	$10,410	$10,586
12/31/2018	$10,984	$10,601	$10,751
1/31/2019	$11,195	$10,713	$10,900
2/28/2019	$11,221	$10,707	$10,911
3/31/2019	$11,424	$10,913	$11,109
4/30/2019	$11,483	$10,916	$11,124
5/31/2019	$11,611	$11,109	$11,295
6/30/2019	$11,802	$11,249	$11,454
7/31/2019	$11,859	$11,274	$11,488
8/31/2019	$12,067	$11,566	$11,748
9/30/2019	$12,028	$11,504	$11,697
10/31/2019	$12,067	$11,539	$11,735
11/30/2019	$12,075	$11,533	$11,733
12/31/2019	$12,096	$11,525	$11,750
1/31/2020	$12,342	$11,747	$11,961
2/29/2020	$12,446	$11,958	$12,140
3/31/2020	$11,688	$11,888	$11,903
4/30/2020	$11,960	$12,099	$12,142
5/31/2020	$12,182	$12,155	$12,255
6/30/2020	$12,350	$12,232	$12,357
7/31/2020	$12,710	$12,415	$12,574
8/31/2020	$12,699	$12,314	$12,502
9/30/2020	$12,686	$12,308	$12,479
10/31/2020	$12,656	$12,253	$12,435
11/30/2020	$12,904	$12,373	$12,597
12/31/2020	$13,005	$12,390	$12,641
1/31/2021	$12,980	$12,301	$12,561
2/28/2021	$12,856	$12,124	$12,399
3/31/2021	$12,742	$11,972	$12,255
4/30/2021	$12,878	$12,067	$12,358
5/31/2021	$12,939	$12,106	$12,405
6/30/2021	$13,073	$12,191	$12,495
7/31/2021	$13,187	$12,328	$12,621
8/31/2021	$13,193	$12,304	$12,612
9/30/2021	$13,096	$12,198	$12,505
10/31/2021	$13,090	$12,194	$12,494
11/30/2021	$13,101	$12,230	$12,510
12/31/2021	$13,122	$12,199	$12,501
1/31/2022	$12,861	$11,936	$12,227
2/28/2022	$12,695	$11,803	$12,060
3/31/2022	$12,342	$11,475	$11,737
4/30/2022	$11,919	$11,040	$11,299
5/31/2022	$11,876	$11,111	$11,361
6/30/2022	$11,593	$10,936	$11,134
7/31/2022	$11,912	$11,204	$11,414
8/31/2022	$11,632	$10,887	$11,117
9/30/2022	$11,114	$10,417	$10,638
10/31/2022	$11,014	$10,282	$10,522
11/30/2022	$11,382	$10,660	$10,914
12/31/2022	$11,321	$10,612	$10,877
1/31/2023	$11,703	$10,938	$11,214
2/28/2023	$11,427	$10,656	$10,939
3/31/2023	$11,693	$10,926	$11,195
4/30/2023	$11,760	$10,992	$11,264
5/31/2023	$11,621	$10,873	$11,147
6/30/2023	$11,628	$10,834	$11,130
7/31/2023	$11,681	$10,826	$11,141
8/31/2023	$11,623	$10,757	$11,074
9/30/2023	$11,355	$10,484	$10,810
10/31/2023	$11,189	$10,318	$10,647
11/30/2023	$11,709	$10,786	$11,126
12/31/2023	$12,159	$11,199	$11,548
1/31/2024	$12,168	$11,168	$11,521
2/29/2024	$12,045	$11,010	$11,383
3/31/2024	$12,178	$11,112	$11,494
4/30/2024	$11,921	$10,831	$11,226
5/31/2024	$12,122	$11,015	$11,412
6/30/2024	$12,237	$11,119	$11,516
7/31/2024	$12,527	$11,379	$11,778
8/31/2024	$12,720	$11,542	$11,951
9/30/2024	$12,903	$11,697	$12,115
10/31/2024	$12,627	$11,407	$11,840
11/30/2024	$12,771	$11,527	$11,964

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/8/15
Class R6 at NAV	9.07%	1.13%	2.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,413,253,254
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 6,313,663
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000055470
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class A
Trading Symbol	LFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.10%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,779	$10,000	$10,000
12/31/2014	$9,669	$9,890	$10,009
1/31/2015	$9,682	$9,915	$10,219
2/28/2015	$9,841	$10,055	$10,123
3/31/2015	$9,867	$10,094	$10,170
4/30/2015	$9,954	$10,185	$10,134
5/31/2015	$9,971	$10,205	$10,109
6/30/2015	$9,932	$10,173	$9,999
7/31/2015	$9,936	$10,183	$10,069
8/31/2015	$9,876	$10,116	$10,054
9/30/2015	$9,824	$10,049	$10,122
10/31/2015	$9,838	$10,035	$10,124
11/30/2015	$9,765	$9,946	$10,097
12/31/2015	$9,702	$9,852	$10,064
1/31/2016	$9,650	$9,780	$10,203
2/29/2016	$9,631	$9,725	$10,275
3/31/2016	$9,868	$9,982	$10,370
4/30/2016	$10,051	$10,172	$10,409
5/31/2016	$10,135	$10,265	$10,412
6/30/2016	$10,141	$10,268	$10,599
7/31/2016	$10,283	$10,412	$10,666
8/31/2016	$10,371	$10,495	$10,654
9/30/2016	$10,443	$10,586	$10,648
10/31/2016	$10,504	$10,667	$10,566
11/30/2016	$10,542	$10,702	$10,316
12/31/2016	$10,661	$10,825	$10,331
1/31/2017	$10,725	$10,882	$10,351
2/28/2017	$10,765	$10,946	$10,421
3/31/2017	$10,759	$10,955	$10,415
4/30/2017	$10,799	$11,002	$10,496
5/31/2017	$10,826	$11,044	$10,576
6/30/2017	$10,807	$11,037	$10,566
7/31/2017	$10,895	$11,124	$10,611
8/31/2017	$10,876	$11,108	$10,706
9/30/2017	$10,928	$11,154	$10,655
10/31/2017	$11,005	$11,227	$10,662
11/30/2017	$11,032	$11,241	$10,648
12/31/2017	$11,073	$11,284	$10,697
1/31/2018	$11,189	$11,406	$10,574
2/28/2018	$11,194	$11,427	$10,473
3/31/2018	$11,203	$11,463	$10,540
4/30/2018	$11,262	$11,519	$10,462
5/31/2018	$11,273	$11,541	$10,537
6/30/2018	$11,284	$11,553	$10,524
7/31/2018	$11,358	$11,648	$10,526
8/31/2018	$11,408	$11,696	$10,594
9/30/2018	$11,482	$11,776	$10,526
10/31/2018	$11,446	$11,777	$10,443
11/30/2018	$11,335	$11,681	$10,505
12/31/2018	$11,048	$11,413	$10,698
1/31/2019	$11,257	$11,676	$10,812
2/28/2019	$11,446	$11,859	$10,805
3/31/2019	$11,425	$11,844	$11,013
4/30/2019	$11,619	$12,032	$11,016
5/31/2019	$11,570	$12,005	$11,211
6/30/2019	$11,611	$12,032	$11,352
7/31/2019	$11,694	$12,126	$11,377
8/31/2019	$11,644	$12,092	$11,672
9/30/2019	$11,683	$12,143	$11,610
10/31/2019	$11,590	$12,084	$11,645
11/30/2019	$11,664	$12,150	$11,639
12/31/2019	$11,859	$12,346	$11,630
1/31/2020	$11,882	$12,412	$11,854
2/29/2020	$11,658	$12,244	$12,068
3/31/2020	$9,991	$10,718	$11,997
4/30/2020	$10,268	$11,178	$12,210
5/31/2020	$10,663	$11,603	$12,267
6/30/2020	$10,744	$11,759	$12,344
7/31/2020	$10,950	$11,980	$12,528
8/31/2020	$11,115	$12,160	$12,427
9/30/2020	$11,151	$12,244	$12,420
10/31/2020	$11,175	$12,265	$12,365
11/30/2020	$11,479	$12,527	$12,486
12/31/2020	$11,658	$12,689	$12,504
1/31/2021	$11,781	$12,850	$12,414
2/28/2021	$11,861	$12,936	$12,235
3/31/2021	$11,870	$12,944	$12,082
4/30/2021	$11,919	$13,010	$12,177
5/31/2021	$12,002	$13,077	$12,217
6/30/2021	$12,084	$13,131	$12,303
7/31/2021	$12,052	$13,130	$12,440
8/31/2021	$12,120	$13,194	$12,417
9/30/2021	$12,202	$13,280	$12,309
10/31/2021	$12,226	$13,311	$12,306
11/30/2021	$12,176	$13,291	$12,342
12/31/2021	$12,256	$13,374	$12,311
1/31/2022	$12,276	$13,422	$12,045
2/28/2022	$12,208	$13,356	$11,911
3/31/2022	$12,245	$13,361	$11,580
4/30/2022	$12,222	$13,384	$11,141
5/31/2022	$11,922	$13,048	$11,213
6/30/2022	$11,608	$12,779	$11,037
7/31/2022	$11,851	$13,018	$11,306
8/31/2022	$12,009	$13,218	$10,987
9/30/2022	$11,750	$12,931	$10,512
10/31/2022	$11,876	$13,041	$10,376
11/30/2022	$12,017	$13,186	$10,758
12/31/2022	$12,030	$13,233	$10,709
1/31/2023	$12,305	$13,572	$11,039
2/28/2023	$12,371	$13,658	$10,753
3/31/2023	$12,388	$13,645	$11,026
4/30/2023	$12,501	$13,774	$11,093
5/31/2023	$12,481	$13,762	$10,972
6/30/2023	$12,789	$14,070	$10,933
7/31/2023	$12,943	$14,253	$10,926
8/31/2023	$13,087	$14,418	$10,856
9/30/2023	$13,178	$14,544	$10,580
10/31/2023	$13,144	$14,549	$10,413
11/30/2023	$13,337	$14,722	$10,884
12/31/2023	$13,551	$14,959	$11,301
1/31/2024	$13,648	$15,076	$11,270
2/29/2024	$13,776	$15,210	$11,111
3/31/2024	$13,911	$15,337	$11,213
4/30/2024	$14,003	$15,441	$10,930
5/31/2024	$14,115	$15,581	$11,116
6/30/2024	$14,165	$15,624	$11,221
7/31/2024	$14,263	$15,738	$11,483
8/31/2024	$14,348	$15,832	$11,648
9/30/2024	$14,446	$15,948	$11,804
10/31/2024	$14,556	$16,083	$11,511
11/30/2024	$14,685	$16,218	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	10.10%	4.71%	4.15%
Class A with sales charge	7.57%	4.24%	3.92%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,810,974,507
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 22,799,143
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Material Fund Change Strategies [Text Block]

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000055472
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class C
Trading Symbol	LARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.41%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.30%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,881	$9,890	$10,009
1/31/2015	$9,890	$9,915	$10,219
2/28/2015	$10,047	$10,055	$10,123
3/31/2015	$10,068	$10,094	$10,170
4/30/2015	$10,141	$10,185	$10,134
5/31/2015	$10,153	$10,205	$10,109
6/30/2015	$10,119	$10,173	$9,999
7/31/2015	$10,107	$10,183	$10,069
8/31/2015	$10,051	$10,116	$10,054
9/30/2015	$9,982	$10,049	$10,122
10/31/2015	$9,991	$10,035	$10,124
11/30/2015	$9,912	$9,946	$10,097
12/31/2015	$9,854	$9,852	$10,064
1/31/2016	$9,796	$9,780	$10,203
2/29/2016	$9,771	$9,725	$10,275
3/31/2016	$10,007	$9,982	$10,370
4/30/2016	$10,187	$10,172	$10,409
5/31/2016	$10,267	$10,265	$10,412
6/30/2016	$10,268	$10,268	$10,599
7/31/2016	$10,394	$10,412	$10,666
8/31/2016	$10,478	$10,495	$10,654
9/30/2016	$10,557	$10,586	$10,648
10/31/2016	$10,601	$10,667	$10,566
11/30/2016	$10,634	$10,702	$10,316
12/31/2016	$10,761	$10,825	$10,331
1/31/2017	$10,807	$10,882	$10,351
2/28/2017	$10,854	$10,946	$10,421
3/31/2017	$10,842	$10,955	$10,415
4/30/2017	$10,877	$11,002	$10,496
5/31/2017	$10,899	$11,044	$10,576
6/30/2017	$10,873	$11,037	$10,566
7/31/2017	$10,944	$11,124	$10,611
8/31/2017	$10,931	$11,108	$10,706
9/30/2017	$10,977	$11,154	$10,655
10/31/2017	$11,048	$11,227	$10,662
11/30/2017	$11,058	$11,241	$10,648
12/31/2017	$11,092	$11,284	$10,697
1/31/2018	$11,215	$11,406	$10,574
2/28/2018	$11,202	$11,427	$10,473
3/31/2018	$11,217	$11,463	$10,540
4/30/2018	$11,270	$11,519	$10,462
5/31/2018	$11,275	$11,541	$10,537
6/30/2018	$11,280	$11,553	$10,524
7/31/2018	$11,348	$11,648	$10,526
8/31/2018	$11,392	$11,696	$10,594
9/30/2018	$11,460	$11,776	$10,526
10/31/2018	$11,419	$11,777	$10,443
11/30/2018	$11,290	$11,681	$10,505
12/31/2018	$10,998	$11,413	$10,698
1/31/2019	$11,212	$11,676	$10,812
2/28/2019	$11,395	$11,859	$10,805
3/31/2019	$11,368	$11,844	$11,013
4/30/2019	$11,542	$12,032	$11,016
5/31/2019	$11,501	$12,005	$11,211
6/30/2019	$11,522	$12,032	$11,352
7/31/2019	$11,611	$12,126	$11,377
8/31/2019	$11,542	$12,092	$11,672
9/30/2019	$11,588	$12,143	$11,610
10/31/2019	$11,490	$12,084	$11,645
11/30/2019	$11,557	$12,150	$11,639
12/31/2019	$11,731	$12,346	$11,630
1/31/2020	$11,761	$12,412	$11,854
2/29/2020	$11,534	$12,244	$12,068
3/31/2020	$9,880	$10,718	$11,997
4/30/2020	$10,149	$11,178	$12,210
5/31/2020	$10,534	$11,603	$12,267
6/30/2020	$10,609	$11,759	$12,344
7/31/2020	$10,792	$11,980	$12,528
8/31/2020	$10,949	$12,160	$12,427
9/30/2020	$10,993	$12,244	$12,420
10/31/2020	$11,011	$12,265	$12,365
11/30/2020	$11,291	$12,527	$12,486
12/31/2020	$11,460	$12,689	$12,504
1/31/2021	$11,575	$12,850	$12,414
2/28/2021	$11,649	$12,936	$12,235
3/31/2021	$11,651	$12,944	$12,082
4/30/2021	$11,707	$13,010	$12,177
5/31/2021	$11,783	$13,077	$12,217
6/30/2021	$11,843	$13,131	$12,303
7/31/2021	$11,820	$13,130	$12,440
8/31/2021	$11,866	$13,194	$12,417
9/30/2021	$11,954	$13,280	$12,309
10/31/2021	$11,958	$13,311	$12,306
11/30/2021	$11,903	$13,291	$12,342
12/31/2021	$11,989	$13,374	$12,311
1/31/2022	$12,003	$13,422	$12,045
2/28/2022	$11,930	$13,356	$11,911
3/31/2022	$11,960	$13,361	$11,580
4/30/2022	$11,917	$13,384	$11,141
5/31/2022	$11,633	$13,048	$11,213
6/30/2022	$11,321	$12,779	$11,037
7/31/2022	$11,552	$13,018	$11,306
8/31/2022	$11,684	$13,218	$10,987
9/30/2022	$11,441	$12,931	$10,512
10/31/2022	$11,557	$13,041	$10,376
11/30/2022	$11,673	$13,186	$10,758
12/31/2022	$11,680	$13,233	$10,709
1/31/2023	$11,956	$13,572	$11,039
2/28/2023	$12,013	$13,658	$10,753
3/31/2023	$12,009	$13,645	$11,026
4/30/2023	$12,112	$13,774	$11,093
5/31/2023	$12,101	$13,762	$10,972
6/30/2023	$12,377	$14,070	$10,933
7/31/2023	$12,535	$14,253	$10,926
8/31/2023	$12,652	$14,418	$10,856
9/30/2023	$12,750	$14,544	$10,580
10/31/2023	$12,710	$14,549	$10,413
11/30/2023	$12,891	$14,722	$10,884
12/31/2023	$13,090	$14,959	$11,301
1/31/2024	$13,161	$15,076	$11,270
2/29/2024	$13,278	$15,210	$11,111
3/31/2024	$13,418	$15,337	$11,213
4/30/2024	$13,483	$15,441	$10,930
5/31/2024	$13,601	$15,581	$11,116
6/30/2024	$13,625	$15,624	$11,221
7/31/2024	$13,713	$15,738	$11,483
8/31/2024	$13,787	$15,832	$11,648
9/30/2024	$13,875	$15,948	$11,804
10/31/2024	$13,991	$16,083	$11,511
11/30/2024	$14,090	$16,218	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	9.30%	4.04%	3.49%
Class C with sales charge	8.30%	4.04%	3.49%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,810,974,507
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 22,799,143
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Material Fund Change Strategies [Text Block]

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000055473
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class F
Trading Symbol	LFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.08%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,898	$9,890	$10,009
1/31/2015	$9,902	$9,915	$10,219
2/28/2015	$10,065	$10,055	$10,123
3/31/2015	$10,093	$10,094	$10,170
4/30/2015	$10,183	$10,185	$10,134
5/31/2015	$10,201	$10,205	$10,109
6/30/2015	$10,162	$10,173	$9,999
7/31/2015	$10,167	$10,183	$10,069
8/31/2015	$10,106	$10,116	$10,054
9/30/2015	$10,054	$10,049	$10,122
10/31/2015	$10,069	$10,035	$10,124
11/30/2015	$9,995	$9,946	$10,097
12/31/2015	$9,931	$9,852	$10,064
1/31/2016	$9,878	$9,780	$10,203
2/29/2016	$9,871	$9,725	$10,275
3/31/2016	$10,104	$9,982	$10,370
4/30/2016	$10,291	$10,172	$10,409
5/31/2016	$10,378	$10,265	$10,412
6/30/2016	$10,386	$10,268	$10,599
7/31/2016	$10,532	$10,412	$10,666
8/31/2016	$10,623	$10,495	$10,654
9/30/2016	$10,698	$10,586	$10,648
10/31/2016	$10,761	$10,667	$10,566
11/30/2016	$10,800	$10,702	$10,316
12/31/2016	$10,924	$10,825	$10,331
1/31/2017	$10,990	$10,882	$10,351
2/28/2017	$11,043	$10,946	$10,421
3/31/2017	$11,026	$10,955	$10,415
4/30/2017	$11,068	$11,002	$10,496
5/31/2017	$11,097	$11,044	$10,576
6/30/2017	$11,078	$11,037	$10,566
7/31/2017	$11,169	$11,124	$10,611
8/31/2017	$11,151	$11,108	$10,706
9/30/2017	$11,205	$11,154	$10,655
10/31/2017	$11,284	$11,227	$10,662
11/30/2017	$11,314	$11,241	$10,648
12/31/2017	$11,356	$11,284	$10,697
1/31/2018	$11,476	$11,406	$10,574
2/28/2018	$11,482	$11,427	$10,473
3/31/2018	$11,492	$11,463	$10,540
4/30/2018	$11,553	$11,519	$10,462
5/31/2018	$11,566	$11,541	$10,537
6/30/2018	$11,577	$11,553	$10,524
7/31/2018	$11,655	$11,648	$10,526
8/31/2018	$11,707	$11,696	$10,594
9/30/2018	$11,784	$11,776	$10,526
10/31/2018	$11,748	$11,777	$10,443
11/30/2018	$11,635	$11,681	$10,505
12/31/2018	$11,341	$11,413	$10,698
1/31/2019	$11,556	$11,676	$10,812
2/28/2019	$11,751	$11,859	$10,805
3/31/2019	$11,730	$11,844	$11,013
4/30/2019	$11,931	$12,032	$11,016
5/31/2019	$11,882	$12,005	$11,211
6/30/2019	$11,925	$12,032	$11,352
7/31/2019	$12,011	$12,126	$11,377
8/31/2019	$11,960	$12,092	$11,672
9/30/2019	$12,001	$12,143	$11,610
10/31/2019	$11,906	$12,084	$11,645
11/30/2019	$11,983	$12,150	$11,639
12/31/2019	$12,185	$12,346	$11,630
1/31/2020	$12,209	$12,412	$11,854
2/29/2020	$11,980	$12,244	$12,068
3/31/2020	$10,265	$10,718	$11,997
4/30/2020	$10,551	$11,178	$12,210
5/31/2020	$10,959	$11,603	$12,267
6/30/2020	$11,043	$11,759	$12,344
7/31/2020	$11,256	$11,980	$12,528
8/31/2020	$11,427	$12,160	$12,427
9/30/2020	$11,465	$12,244	$12,420
10/31/2020	$11,491	$12,265	$12,365
11/30/2020	$11,804	$12,527	$12,486
12/31/2020	$11,989	$12,689	$12,504
1/31/2021	$12,117	$12,850	$12,414
2/28/2021	$12,200	$12,936	$12,235
3/31/2021	$12,210	$12,944	$12,082
4/30/2021	$12,261	$13,010	$12,177
5/31/2021	$12,362	$13,077	$12,217
6/30/2021	$12,433	$13,131	$12,303
7/31/2021	$12,416	$13,130	$12,440
8/31/2021	$12,472	$13,194	$12,417
9/30/2021	$12,557	$13,280	$12,309
10/31/2021	$12,583	$13,311	$12,306
11/30/2021	$12,533	$13,291	$12,342
12/31/2021	$12,631	$13,374	$12,311
1/31/2022	$12,638	$13,422	$12,045
2/28/2022	$12,568	$13,356	$11,911
3/31/2022	$12,607	$13,361	$11,580
4/30/2022	$12,585	$13,384	$11,141
5/31/2022	$12,277	$13,048	$11,213
6/30/2022	$11,969	$12,779	$11,037
7/31/2022	$12,221	$13,018	$11,306
8/31/2022	$12,369	$13,218	$10,987
9/30/2022	$12,119	$12,931	$10,512
10/31/2022	$12,249	$13,041	$10,376
11/30/2022	$12,380	$13,186	$10,758
12/31/2022	$12,395	$13,233	$10,709
1/31/2023	$12,695	$13,572	$11,039
2/28/2023	$12,764	$13,658	$10,753
3/31/2023	$12,767	$13,645	$11,026
4/30/2023	$12,884	$13,774	$11,093
5/31/2023	$12,881	$13,762	$10,972
6/30/2023	$13,183	$14,070	$10,933
7/31/2023	$13,343	$14,253	$10,926
8/31/2023	$13,493	$14,418	$10,856
9/30/2023	$13,588	$14,544	$10,580
10/31/2023	$13,554	$14,549	$10,413
11/30/2023	$13,772	$14,722	$10,884
12/31/2023	$13,976	$14,959	$11,301
1/31/2024	$14,078	$15,076	$11,270
2/29/2024	$14,210	$15,210	$11,111
3/31/2024	$14,352	$15,337	$11,213
4/30/2024	$14,447	$15,441	$10,930
5/31/2024	$14,564	$15,581	$11,116
6/30/2024	$14,617	$15,624	$11,221
7/31/2024	$14,720	$15,738	$11,483
8/31/2024	$14,808	$15,832	$11,648
9/30/2024	$14,911	$15,948	$11,804
10/31/2024	$15,044	$16,083	$11,511
11/30/2024	$15,160	$16,218	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	10.08%	4.82%	4.25%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,810,974,507
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 22,799,143
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Material Fund Change Strategies [Text Block]

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188252
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class F3
Trading Symbol	LFROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.40%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,034	$10,036	$10,051
5/31/2017	$10,062	$10,074	$10,128
6/30/2017	$10,056	$10,068	$10,118
7/31/2017	$10,130	$10,147	$10,162
8/31/2017	$10,126	$10,133	$10,253
9/30/2017	$10,176	$10,174	$10,204
10/31/2017	$10,239	$10,241	$10,210
11/30/2017	$10,267	$10,253	$10,197
12/31/2017	$10,307	$10,293	$10,244
1/31/2018	$10,417	$10,404	$10,126
2/28/2018	$10,423	$10,423	$10,030
3/31/2018	$10,434	$10,456	$10,094
4/30/2018	$10,491	$10,507	$10,019
5/31/2018	$10,515	$10,527	$10,091
6/30/2018	$10,516	$10,538	$10,078
7/31/2018	$10,587	$10,625	$10,080
8/31/2018	$10,636	$10,669	$10,145
9/30/2018	$10,707	$10,741	$10,080
10/31/2018	$10,676	$10,742	$10,000
11/30/2018	$10,575	$10,655	$10,060
12/31/2018	$10,310	$10,411	$10,245
1/31/2019	$10,519	$10,650	$10,354
2/28/2019	$10,686	$10,817	$10,348
3/31/2019	$10,668	$10,804	$10,546
4/30/2019	$10,852	$10,975	$10,549
5/31/2019	$10,809	$10,951	$10,736
6/30/2019	$10,850	$10,975	$10,871
7/31/2019	$10,930	$11,061	$10,895
8/31/2019	$10,885	$11,029	$11,177
9/30/2019	$10,924	$11,076	$11,118
10/31/2019	$10,839	$11,022	$11,151
11/30/2019	$10,911	$11,083	$11,146
12/31/2019	$11,096	$11,262	$11,138
1/31/2020	$11,120	$11,321	$11,352
2/29/2020	$10,913	$11,168	$11,557
3/31/2020	$9,356	$9,776	$11,489
4/30/2020	$9,617	$10,196	$11,693
5/31/2020	$10,002	$10,583	$11,747
6/30/2020	$10,067	$10,726	$11,821
7/31/2020	$10,262	$10,928	$11,998
8/31/2020	$10,419	$11,092	$11,901
9/30/2020	$10,455	$11,168	$11,894
10/31/2020	$10,493	$11,188	$11,841
11/30/2020	$10,766	$11,426	$11,958
12/31/2020	$10,936	$11,575	$11,974
1/31/2021	$11,054	$11,721	$11,888
2/28/2021	$11,132	$11,800	$11,716
3/31/2021	$11,142	$11,807	$11,570
4/30/2021	$11,191	$11,867	$11,662
5/31/2021	$11,284	$11,929	$11,700
6/30/2021	$11,350	$11,977	$11,782
7/31/2021	$11,336	$11,977	$11,914
8/31/2021	$11,389	$12,035	$11,891
9/30/2021	$11,468	$12,113	$11,788
10/31/2021	$11,494	$12,142	$11,785
11/30/2021	$11,449	$12,123	$11,820
12/31/2021	$11,541	$12,199	$11,789
1/31/2022	$11,562	$12,243	$11,535
2/28/2022	$11,486	$12,182	$11,407
3/31/2022	$11,523	$12,187	$11,090
4/30/2022	$11,505	$12,208	$10,669
5/31/2022	$11,225	$11,902	$10,738
6/30/2022	$10,932	$11,657	$10,569
7/31/2022	$11,178	$11,874	$10,828
8/31/2022	$11,315	$12,057	$10,522
9/30/2022	$11,074	$11,795	$10,067
10/31/2022	$11,209	$11,896	$9,937
11/30/2022	$11,331	$12,028	$10,302
12/31/2022	$11,346	$12,071	$10,256
1/31/2023	$11,622	$12,380	$10,571
2/28/2023	$11,672	$12,458	$10,298
3/31/2023	$11,691	$12,446	$10,559
4/30/2023	$11,801	$12,564	$10,623
5/31/2023	$11,799	$12,553	$10,508
6/30/2023	$12,077	$12,834	$10,470
7/31/2023	$12,225	$13,001	$10,463
8/31/2023	$12,364	$13,151	$10,396
9/30/2023	$12,453	$13,267	$10,132
10/31/2023	$12,423	$13,271	$9,972
11/30/2023	$12,608	$13,429	$10,424
12/31/2023	$12,813	$13,645	$10,823
1/31/2024	$12,908	$13,752	$10,793
2/29/2024	$13,031	$13,874	$10,640
3/31/2024	$13,162	$13,990	$10,739
4/30/2024	$13,252	$14,084	$10,467
5/31/2024	$13,361	$14,212	$10,645
6/30/2024	$13,411	$14,251	$10,746
7/31/2024	$13,508	$14,356	$10,997
8/31/2024	$13,591	$14,441	$11,155
9/30/2024	$13,686	$14,547	$11,304
10/31/2024	$13,811	$14,670	$11,024
11/30/2024	$13,919	$14,793	$11,140

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	10.40%	4.99%	4.41%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	5.25%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,810,974,507
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 22,799,143
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Material Fund Change Strategies [Text Block]

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000055474
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class I
Trading Symbol	LFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.19%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,889	$9,890	$10,009
1/31/2015	$9,904	$9,915	$10,219
2/28/2015	$10,057	$10,055	$10,123
3/31/2015	$10,096	$10,094	$10,170
4/30/2015	$10,176	$10,185	$10,134
5/31/2015	$10,195	$10,205	$10,109
6/30/2015	$10,168	$10,173	$9,999
7/31/2015	$10,163	$10,183	$10,069
8/31/2015	$10,114	$10,116	$10,054
9/30/2015	$10,051	$10,049	$10,122
10/31/2015	$10,068	$10,035	$10,124
11/30/2015	$9,995	$9,946	$10,097
12/31/2015	$9,943	$9,852	$10,064
1/31/2016	$9,891	$9,780	$10,203
2/29/2016	$9,873	$9,725	$10,275
3/31/2016	$10,118	$9,982	$10,370
4/30/2016	$10,307	$10,172	$10,409
5/31/2016	$10,395	$10,265	$10,412
6/30/2016	$10,403	$10,268	$10,599
7/31/2016	$10,538	$10,412	$10,666
8/31/2016	$10,630	$10,495	$10,654
9/30/2016	$10,706	$10,586	$10,648
10/31/2016	$10,770	$10,667	$10,566
11/30/2016	$10,811	$10,702	$10,316
12/31/2016	$10,947	$10,825	$10,331
1/31/2017	$11,002	$10,882	$10,351
2/28/2017	$11,056	$10,946	$10,421
3/31/2017	$11,040	$10,955	$10,415
4/30/2017	$11,083	$11,002	$10,496
5/31/2017	$11,125	$11,044	$10,576
6/30/2017	$11,106	$11,037	$10,566
7/31/2017	$11,187	$11,124	$10,611
8/31/2017	$11,181	$11,108	$10,706
9/30/2017	$11,236	$11,154	$10,655
10/31/2017	$11,317	$11,227	$10,662
11/30/2017	$11,335	$11,241	$10,648
12/31/2017	$11,379	$11,284	$10,697
1/31/2018	$11,500	$11,406	$10,574
2/28/2018	$11,506	$11,427	$10,473
3/31/2018	$11,530	$11,463	$10,540
4/30/2018	$11,592	$11,519	$10,462
5/31/2018	$11,606	$11,541	$10,537
6/30/2018	$11,606	$11,553	$10,524
7/31/2018	$11,697	$11,648	$10,526
8/31/2018	$11,737	$11,696	$10,594
9/30/2018	$11,816	$11,776	$10,526
10/31/2018	$11,794	$11,777	$10,443
11/30/2018	$11,669	$11,681	$10,505
12/31/2018	$11,375	$11,413	$10,698
1/31/2019	$11,605	$11,676	$10,812
2/28/2019	$11,788	$11,859	$10,805
3/31/2019	$11,781	$11,844	$11,013
4/30/2019	$11,970	$12,032	$11,016
5/31/2019	$11,922	$12,005	$11,211
6/30/2019	$11,967	$12,032	$11,352
7/31/2019	$12,054	$12,126	$11,377
8/31/2019	$12,004	$12,092	$11,672
9/30/2019	$12,060	$12,143	$11,610
10/31/2019	$11,966	$12,084	$11,645
11/30/2019	$12,044	$12,150	$11,639
12/31/2019	$12,234	$12,346	$11,630
1/31/2020	$12,273	$12,412	$11,854
2/29/2020	$12,030	$12,244	$12,068
3/31/2020	$10,325	$10,718	$11,997
4/30/2020	$10,613	$11,178	$12,210
5/31/2020	$11,023	$11,603	$12,267
6/30/2020	$11,095	$11,759	$12,344
7/31/2020	$11,309	$11,980	$12,528
8/31/2020	$11,481	$12,160	$12,427
9/30/2020	$11,535	$12,244	$12,420
10/31/2020	$11,562	$12,265	$12,365
11/30/2020	$11,863	$12,527	$12,486
12/31/2020	$12,050	$12,689	$12,504
1/31/2021	$12,179	$12,850	$12,414
2/28/2021	$12,264	$12,936	$12,235
3/31/2021	$12,275	$12,944	$12,082
4/30/2021	$12,328	$13,010	$12,177
5/31/2021	$12,430	$13,077	$12,217
6/30/2021	$12,502	$13,131	$12,303
7/31/2021	$12,486	$13,130	$12,440
8/31/2021	$12,544	$13,194	$12,417
9/30/2021	$12,645	$13,280	$12,309
10/31/2021	$12,658	$13,311	$12,306
11/30/2021	$12,608	$13,291	$12,342
12/31/2021	$12,708	$13,374	$12,311
1/31/2022	$12,732	$13,422	$12,045
2/28/2022	$12,662	$13,356	$11,911
3/31/2022	$12,703	$13,361	$11,580
4/30/2022	$12,667	$13,384	$11,141
5/31/2022	$12,373	$13,048	$11,213
6/30/2022	$12,049	$12,779	$11,037
7/31/2022	$12,304	$13,018	$11,306
8/31/2022	$12,454	$13,218	$10,987
9/30/2022	$12,203	$12,931	$10,512
10/31/2022	$12,335	$13,041	$10,376
11/30/2022	$12,468	$13,186	$10,758
12/31/2022	$12,484	$13,233	$10,709
1/31/2023	$12,788	$13,572	$11,039
2/28/2023	$12,858	$13,658	$10,753
3/31/2023	$12,862	$13,645	$11,026
4/30/2023	$12,982	$13,774	$11,093
5/31/2023	$12,979	$13,762	$10,972
6/30/2023	$13,284	$14,070	$10,933
7/31/2023	$13,464	$14,253	$10,926
8/31/2023	$13,599	$14,418	$10,856
9/30/2023	$13,713	$14,544	$10,580
10/31/2023	$13,680	$14,549	$10,413
11/30/2023	$13,883	$14,722	$10,884
12/31/2023	$14,108	$14,959	$11,301
1/31/2024	$14,194	$15,076	$11,270
2/29/2024	$14,329	$15,210	$11,111
3/31/2024	$14,472	$15,337	$11,213
4/30/2024	$14,570	$15,441	$10,930
5/31/2024	$14,707	$15,581	$11,116
6/30/2024	$14,743	$15,624	$11,221
7/31/2024	$14,849	$15,738	$11,483
8/31/2024	$14,939	$15,832	$11,648
9/30/2024	$15,044	$15,948	$11,804
10/31/2024	$15,180	$16,083	$11,511
11/30/2024	$15,298	$16,218	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	10.19%	4.90%	4.34%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,810,974,507
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 22,799,143
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Material Fund Change Strategies [Text Block]

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000055475
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R2
Trading Symbol	LFRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.67%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,894	$9,890	$10,009
1/31/2015	$9,894	$9,915	$10,219
2/28/2015	$10,053	$10,055	$10,123
3/31/2015	$10,087	$10,094	$10,170
4/30/2015	$10,163	$10,185	$10,134
5/31/2015	$10,176	$10,205	$10,109
6/30/2015	$10,133	$10,173	$9,999
7/31/2015	$10,134	$10,183	$10,069
8/31/2015	$10,069	$10,116	$10,054
9/30/2015	$10,013	$10,049	$10,122
10/31/2015	$10,024	$10,035	$10,124
11/30/2015	$9,947	$9,946	$10,097
12/31/2015	$9,879	$9,852	$10,064
1/31/2016	$9,823	$9,780	$10,203
2/29/2016	$9,800	$9,725	$10,275
3/31/2016	$10,038	$9,982	$10,370
4/30/2016	$10,221	$10,172	$10,409
5/31/2016	$10,303	$10,265	$10,412
6/30/2016	$10,306	$10,268	$10,599
7/31/2016	$10,446	$10,412	$10,666
8/31/2016	$10,532	$10,495	$10,654
9/30/2016	$10,602	$10,586	$10,648
10/31/2016	$10,661	$10,667	$10,566
11/30/2016	$10,696	$10,702	$10,316
12/31/2016	$10,813	$10,825	$10,331
1/31/2017	$10,874	$10,882	$10,351
2/28/2017	$10,911	$10,946	$10,421
3/31/2017	$10,902	$10,955	$10,415
4/30/2017	$10,938	$11,002	$10,496
5/31/2017	$10,963	$11,044	$10,576
6/30/2017	$10,939	$11,037	$10,566
7/31/2017	$11,025	$11,124	$10,611
8/31/2017	$11,002	$11,108	$10,706
9/30/2017	$11,051	$11,154	$10,655
10/31/2017	$11,125	$11,227	$10,662
11/30/2017	$11,149	$11,241	$10,648
12/31/2017	$11,186	$11,284	$10,697
1/31/2018	$11,300	$11,406	$10,574
2/28/2018	$11,301	$11,427	$10,473
3/31/2018	$11,307	$11,463	$10,540
4/30/2018	$11,362	$11,519	$10,462
5/31/2018	$11,370	$11,541	$10,537
6/30/2018	$11,377	$11,553	$10,524
7/31/2018	$11,448	$11,648	$10,526
8/31/2018	$11,495	$11,696	$10,594
9/30/2018	$11,565	$11,776	$10,526
10/31/2018	$11,526	$11,777	$10,443
11/30/2018	$11,411	$11,681	$10,505
12/31/2018	$11,105	$11,413	$10,698
1/31/2019	$11,324	$11,676	$10,812
2/28/2019	$11,511	$11,859	$10,805
3/31/2019	$11,486	$11,844	$11,013
4/30/2019	$11,664	$12,032	$11,016
5/31/2019	$11,625	$12,005	$11,211
6/30/2019	$11,662	$12,032	$11,352
7/31/2019	$11,741	$12,126	$11,377
8/31/2019	$11,673	$12,092	$11,672
9/30/2019	$11,722	$12,143	$11,610
10/31/2019	$11,625	$12,084	$11,645
11/30/2019	$11,695	$12,150	$11,639
12/31/2019	$11,887	$12,346	$11,630
1/31/2020	$11,906	$12,412	$11,854
2/29/2020	$11,678	$12,244	$12,068
3/31/2020	$10,006	$10,718	$11,997
4/30/2020	$10,280	$11,178	$12,210
5/31/2020	$10,672	$11,603	$12,267
6/30/2020	$10,750	$11,759	$12,344
7/31/2020	$10,952	$11,980	$12,528
8/31/2020	$11,099	$12,160	$12,427
9/30/2020	$11,146	$12,244	$12,420
10/31/2020	$11,166	$12,265	$12,365
11/30/2020	$11,451	$12,527	$12,486
12/31/2020	$11,640	$12,689	$12,504
1/31/2021	$11,759	$12,850	$12,414
2/28/2021	$11,821	$12,936	$12,235
3/31/2021	$11,826	$12,944	$12,082
4/30/2021	$11,885	$13,010	$12,177
5/31/2021	$11,964	$13,077	$12,217
6/30/2021	$12,041	$13,131	$12,303
7/31/2021	$12,005	$13,130	$12,440
8/31/2021	$12,069	$13,194	$12,417
9/30/2021	$12,147	$13,280	$12,309
10/31/2021	$12,152	$13,311	$12,306
11/30/2021	$12,113	$13,291	$12,342
12/31/2021	$12,189	$13,374	$12,311
1/31/2022	$12,205	$13,422	$12,045
2/28/2022	$12,133	$13,356	$11,911
3/31/2022	$12,165	$13,361	$11,580
4/30/2022	$12,139	$13,384	$11,141
5/31/2022	$11,838	$13,048	$11,213
6/30/2022	$11,522	$12,779	$11,037
7/31/2022	$11,760	$13,018	$11,306
8/31/2022	$11,912	$13,218	$10,987
9/30/2022	$11,652	$12,931	$10,512
10/31/2022	$11,772	$13,041	$10,376
11/30/2022	$11,908	$13,186	$10,758
12/31/2022	$11,917	$13,233	$10,709
1/31/2023	$12,185	$13,572	$11,039
2/28/2023	$12,247	$13,658	$10,753
3/31/2023	$12,259	$13,645	$11,026
4/30/2023	$12,367	$13,774	$11,093
5/31/2023	$12,343	$13,762	$10,972
6/30/2023	$12,627	$14,070	$10,933
7/31/2023	$12,791	$14,253	$10,926
8/31/2023	$12,929	$14,418	$10,856
9/30/2023	$13,015	$14,544	$10,580
10/31/2023	$12,977	$14,549	$10,413
11/30/2023	$13,163	$14,722	$10,884
12/31/2023	$13,369	$14,959	$11,301
1/31/2024	$13,445	$15,076	$11,270
2/29/2024	$13,566	$15,210	$11,111
3/31/2024	$13,712	$15,337	$11,213
4/30/2024	$13,780	$15,441	$10,930
5/31/2024	$13,903	$15,581	$11,116
6/30/2024	$13,931	$15,624	$11,221
7/31/2024	$14,040	$15,738	$11,483
8/31/2024	$14,118	$15,832	$11,648
9/30/2024	$14,193	$15,948	$11,804
10/31/2024	$14,314	$16,083	$11,511
11/30/2024	$14,436	$16,218	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	9.67%	4.30%	3.74%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,810,974,507
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 22,799,143
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Material Fund Change Strategies [Text Block]

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000055476
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R3
Trading Symbol	LRRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.64%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,884	$9,890	$10,009
1/31/2015	$9,896	$9,915	$10,219
2/28/2015	$10,045	$10,055	$10,123
3/31/2015	$10,080	$10,094	$10,170
4/30/2015	$10,156	$10,185	$10,134
5/31/2015	$10,170	$10,205	$10,109
6/30/2015	$10,128	$10,173	$9,999
7/31/2015	$10,130	$10,183	$10,069
8/31/2015	$10,066	$10,116	$10,054
9/30/2015	$10,010	$10,049	$10,122
10/31/2015	$10,023	$10,035	$10,124
11/30/2015	$9,946	$9,946	$10,097
12/31/2015	$9,890	$9,852	$10,064
1/31/2016	$9,823	$9,780	$10,203
2/29/2016	$9,813	$9,725	$10,275
3/31/2016	$10,052	$9,982	$10,370
4/30/2016	$10,235	$10,172	$10,409
5/31/2016	$10,319	$10,265	$10,412
6/30/2016	$10,322	$10,268	$10,599
7/31/2016	$10,453	$10,412	$10,666
8/31/2016	$10,539	$10,495	$10,654
9/30/2016	$10,610	$10,586	$10,648
10/31/2016	$10,670	$10,667	$10,566
11/30/2016	$10,706	$10,702	$10,316
12/31/2016	$10,836	$10,825	$10,331
1/31/2017	$10,886	$10,882	$10,351
2/28/2017	$10,936	$10,946	$10,421
3/31/2017	$10,916	$10,955	$10,415
4/30/2017	$10,954	$11,002	$10,496
5/31/2017	$10,991	$11,044	$10,576
6/30/2017	$10,968	$11,037	$10,566
7/31/2017	$11,043	$11,124	$10,611
8/31/2017	$11,033	$11,108	$10,706
9/30/2017	$11,083	$11,154	$10,655
10/31/2017	$11,158	$11,227	$10,662
11/30/2017	$11,171	$11,241	$10,648
12/31/2017	$11,209	$11,284	$10,697
1/31/2018	$11,324	$11,406	$10,574
2/28/2018	$11,326	$11,427	$10,473
3/31/2018	$11,345	$11,463	$10,540
4/30/2018	$11,390	$11,519	$10,462
5/31/2018	$11,411	$11,541	$10,537
6/30/2018	$11,406	$11,553	$10,524
7/31/2018	$11,478	$11,648	$10,526
8/31/2018	$11,526	$11,696	$10,594
9/30/2018	$11,598	$11,776	$10,526
10/31/2018	$11,572	$11,777	$10,443
11/30/2018	$11,444	$11,681	$10,505
12/31/2018	$11,152	$11,413	$10,698
1/31/2019	$11,372	$11,676	$10,812
2/28/2019	$11,548	$11,859	$10,805
3/31/2019	$11,523	$11,844	$11,013
4/30/2019	$11,716	$12,032	$11,016
5/31/2019	$11,665	$12,005	$11,211
6/30/2019	$11,703	$12,032	$11,352
7/31/2019	$11,784	$12,126	$11,377
8/31/2019	$11,730	$12,092	$11,672
9/30/2019	$11,780	$12,143	$11,610
10/31/2019	$11,670	$12,084	$11,645
11/30/2019	$11,755	$12,150	$11,639
12/31/2019	$11,936	$12,346	$11,630
1/31/2020	$11,969	$12,412	$11,854
2/29/2020	$11,727	$12,244	$12,068
3/31/2020	$10,047	$10,718	$11,997
4/30/2020	$10,323	$11,178	$12,210
5/31/2020	$10,732	$11,603	$12,267
6/30/2020	$10,797	$11,759	$12,344
7/31/2020	$11,001	$11,980	$12,528
8/31/2020	$11,164	$12,160	$12,427
9/30/2020	$11,198	$12,244	$12,420
10/31/2020	$11,233	$12,265	$12,365
11/30/2020	$11,522	$12,527	$12,486
12/31/2020	$11,698	$12,689	$12,504
1/31/2021	$11,818	$12,850	$12,414
2/28/2021	$11,896	$12,936	$12,235
3/31/2021	$11,902	$12,944	$12,082
4/30/2021	$11,948	$13,010	$12,177
5/31/2021	$12,043	$13,077	$12,217
6/30/2021	$12,108	$13,131	$12,303
7/31/2021	$12,087	$13,130	$12,440
8/31/2021	$12,138	$13,194	$12,417
9/30/2021	$12,231	$13,280	$12,309
10/31/2021	$12,238	$13,311	$12,306
11/30/2021	$12,185	$13,291	$12,342
12/31/2021	$12,277	$13,374	$12,311
1/31/2022	$12,294	$13,422	$12,045
2/28/2022	$12,208	$13,356	$11,911
3/31/2022	$12,242	$13,361	$11,580
4/30/2022	$12,216	$13,384	$11,141
5/31/2022	$11,914	$13,048	$11,213
6/30/2022	$11,611	$12,779	$11,037
7/31/2022	$11,852	$13,018	$11,306
8/31/2022	$11,991	$13,218	$10,987
9/30/2022	$11,745	$12,931	$10,512
10/31/2022	$11,867	$13,041	$10,376
11/30/2022	$11,990	$13,186	$10,758
12/31/2022	$12,000	$13,233	$10,709
1/31/2023	$12,287	$13,572	$11,039
2/28/2023	$12,350	$13,658	$10,753
3/31/2023	$12,348	$13,645	$11,026
4/30/2023	$12,458	$13,774	$11,093
5/31/2023	$12,450	$13,762	$10,972
6/30/2023	$12,738	$14,070	$10,933
7/31/2023	$12,888	$14,253	$10,926
8/31/2023	$13,028	$14,418	$10,856
9/30/2023	$13,116	$14,544	$10,580
10/31/2023	$13,095	$14,549	$10,413
11/30/2023	$13,284	$14,722	$10,884
12/31/2023	$13,477	$14,959	$11,301
1/31/2024	$13,571	$15,076	$11,270
2/29/2024	$13,694	$15,210	$11,111
3/31/2024	$13,825	$15,337	$11,213
4/30/2024	$13,913	$15,441	$10,930
5/31/2024	$14,021	$15,581	$11,116
6/30/2024	$14,067	$15,624	$11,221
7/31/2024	$14,161	$15,738	$11,483
8/31/2024	$14,242	$15,832	$11,648
9/30/2024	$14,336	$15,948	$11,804
10/31/2024	$14,459	$16,083	$11,511
11/30/2024	$14,565	$16,218	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	9.64%	4.38%	3.83%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,810,974,507
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 22,799,143
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Material Fund Change Strategies [Text Block]

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156647
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R4
Trading Symbol	LRRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.05%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,004	$10,009	$10,070
8/31/2015	$9,943	$9,944	$10,055
9/30/2015	$9,880	$9,878	$10,123
10/31/2015	$9,905	$9,864	$10,125
11/30/2015	$9,831	$9,776	$10,098
12/31/2015	$9,767	$9,684	$10,065
1/31/2016	$9,715	$9,613	$10,204
2/29/2016	$9,695	$9,560	$10,276
3/31/2016	$9,934	$9,812	$10,371
4/30/2016	$10,117	$9,998	$10,410
5/31/2016	$10,201	$10,090	$10,413
6/30/2016	$10,207	$10,093	$10,600
7/31/2016	$10,349	$10,235	$10,667
8/31/2016	$10,438	$10,316	$10,655
9/30/2016	$10,510	$10,406	$10,649
10/31/2016	$10,571	$10,486	$10,567
11/30/2016	$10,609	$10,520	$10,317
12/31/2016	$10,740	$10,640	$10,332
1/31/2017	$10,791	$10,697	$10,352
2/28/2017	$10,843	$10,760	$10,422
3/31/2017	$10,825	$10,768	$10,416
4/30/2017	$10,864	$10,815	$10,497
5/31/2017	$10,891	$10,856	$10,577
6/30/2017	$10,883	$10,849	$10,567
7/31/2017	$10,960	$10,934	$10,612
8/31/2017	$10,940	$10,919	$10,707
9/30/2017	$10,992	$10,963	$10,656
10/31/2017	$11,069	$11,036	$10,663
11/30/2017	$11,096	$11,049	$10,649
12/31/2017	$11,137	$11,092	$10,698
1/31/2018	$11,253	$11,212	$10,575
2/28/2018	$11,257	$11,232	$10,474
3/31/2018	$11,266	$11,267	$10,542
4/30/2018	$11,325	$11,322	$10,463
5/31/2018	$11,336	$11,344	$10,538
6/30/2018	$11,346	$11,356	$10,525
7/31/2018	$11,420	$11,450	$10,527
8/31/2018	$11,470	$11,497	$10,595
9/30/2018	$11,544	$11,575	$10,527
10/31/2018	$11,508	$11,576	$10,444
11/30/2018	$11,396	$11,482	$10,506
12/31/2018	$11,107	$11,219	$10,699
1/31/2019	$11,316	$11,477	$10,813
2/28/2019	$11,506	$11,657	$10,806
3/31/2019	$11,484	$11,642	$11,014
4/30/2019	$11,678	$11,827	$11,017
5/31/2019	$11,629	$11,801	$11,212
6/30/2019	$11,670	$11,827	$11,353
7/31/2019	$11,753	$11,919	$11,378
8/31/2019	$11,702	$11,885	$11,673
9/30/2019	$11,740	$11,936	$11,611
10/31/2019	$11,646	$11,878	$11,646
11/30/2019	$11,720	$11,943	$11,640
12/31/2019	$11,916	$12,136	$11,632
1/31/2020	$11,939	$12,200	$11,855
2/29/2020	$11,713	$12,035	$12,069
3/31/2020	$10,037	$10,535	$11,998
4/30/2020	$10,315	$10,987	$12,211
5/31/2020	$10,712	$11,405	$12,268
6/30/2020	$10,793	$11,558	$12,345
7/31/2020	$10,999	$11,776	$12,530
8/31/2020	$11,165	$11,953	$12,428
9/30/2020	$11,201	$12,035	$12,422
10/31/2020	$11,224	$12,056	$12,366
11/30/2020	$11,529	$12,313	$12,488
12/31/2020	$11,708	$12,473	$12,505
1/31/2021	$11,831	$12,631	$12,415
2/28/2021	$11,911	$12,716	$12,236
3/31/2021	$11,919	$12,723	$12,083
4/30/2021	$11,968	$12,788	$12,178
5/31/2021	$12,051	$12,854	$12,218
6/30/2021	$12,133	$12,907	$12,304
7/31/2021	$12,100	$12,906	$12,442
8/31/2021	$12,169	$12,969	$12,418
9/30/2021	$12,250	$13,053	$12,310
10/31/2021	$12,259	$13,084	$12,307
11/30/2021	$12,223	$13,064	$12,344
12/31/2021	$12,303	$13,146	$12,312
1/31/2022	$12,323	$13,193	$12,047
2/28/2022	$12,254	$13,128	$11,912
3/31/2022	$12,290	$13,133	$11,581
4/30/2022	$12,267	$13,156	$11,142
5/31/2022	$11,966	$12,825	$11,214
6/30/2022	$11,650	$12,561	$11,038
7/31/2022	$11,893	$12,796	$11,307
8/31/2022	$12,051	$12,992	$10,988
9/30/2022	$11,791	$12,711	$10,513
10/31/2022	$11,931	$12,819	$10,377
11/30/2022	$12,057	$12,961	$10,759
12/31/2022	$12,070	$13,007	$10,710
1/31/2023	$12,346	$13,341	$11,040
2/28/2023	$12,411	$13,425	$10,754
3/31/2023	$12,428	$13,412	$11,027
4/30/2023	$12,541	$13,539	$11,094
5/31/2023	$12,520	$13,528	$10,973
6/30/2023	$12,828	$13,830	$10,934
7/31/2023	$12,982	$14,010	$10,927
8/31/2023	$13,126	$14,172	$10,857
9/30/2023	$13,217	$14,296	$10,581
10/31/2023	$13,182	$14,301	$10,414
11/30/2023	$13,376	$14,471	$10,886
12/31/2023	$13,589	$14,704	$11,302
1/31/2024	$13,686	$14,819	$11,271
2/29/2024	$13,813	$14,951	$11,112
3/31/2024	$13,949	$15,075	$11,215
4/30/2024	$14,040	$15,178	$10,931
5/31/2024	$14,152	$15,316	$11,117
6/30/2024	$14,201	$15,357	$11,222
7/31/2024	$14,300	$15,470	$11,484
8/31/2024	$14,384	$15,562	$11,649
9/30/2024	$14,481	$15,676	$11,805
10/31/2024	$14,609	$15,809	$11,512
11/30/2024	$14,720	$15,941	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	10.05%	4.66%	4.19%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	5.08%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,810,974,507
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 22,799,143
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Material Fund Change Strategies [Text Block]

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156648
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R5
Trading Symbol	LRRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.32%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,006	$10,009	$10,070
8/31/2015	$9,948	$9,944	$10,055
9/30/2015	$9,886	$9,878	$10,123
10/31/2015	$9,914	$9,864	$10,125
11/30/2015	$9,843	$9,776	$10,098
12/31/2015	$9,781	$9,684	$10,065
1/31/2016	$9,730	$9,613	$10,204
2/29/2016	$9,724	$9,560	$10,276
3/31/2016	$9,954	$9,812	$10,371
4/30/2016	$10,139	$9,998	$10,410
5/31/2016	$10,226	$10,090	$10,413
6/30/2016	$10,234	$10,093	$10,600
7/31/2016	$10,379	$10,235	$10,667
8/31/2016	$10,469	$10,316	$10,655
9/30/2016	$10,544	$10,406	$10,649
10/31/2016	$10,608	$10,486	$10,567
11/30/2016	$10,648	$10,520	$10,317
12/31/2016	$10,782	$10,640	$10,332
1/31/2017	$10,836	$10,697	$10,352
2/28/2017	$10,890	$10,760	$10,422
3/31/2017	$10,875	$10,768	$10,416
4/30/2017	$10,917	$10,815	$10,497
5/31/2017	$10,959	$10,856	$10,577
6/30/2017	$10,941	$10,849	$10,567
7/31/2017	$11,020	$10,934	$10,612
8/31/2017	$11,015	$10,919	$10,707
9/30/2017	$11,069	$10,963	$10,656
10/31/2017	$11,149	$11,036	$10,663
11/30/2017	$11,166	$11,049	$10,649
12/31/2017	$11,209	$11,092	$10,698
1/31/2018	$11,329	$11,212	$10,575
2/28/2018	$11,335	$11,232	$10,474
3/31/2018	$11,359	$11,267	$10,542
4/30/2018	$11,421	$11,322	$10,463
5/31/2018	$11,434	$11,344	$10,538
6/30/2018	$11,434	$11,356	$10,525
7/31/2018	$11,524	$11,450	$10,527
8/31/2018	$11,564	$11,497	$10,595
9/30/2018	$11,641	$11,575	$10,527
10/31/2018	$11,620	$11,576	$10,444
11/30/2018	$11,497	$11,482	$10,506
12/31/2018	$11,208	$11,219	$10,699
1/31/2019	$11,434	$11,477	$10,813
2/28/2019	$11,615	$11,657	$10,806
3/31/2019	$11,595	$11,642	$11,014
4/30/2019	$11,794	$11,827	$11,017
5/31/2019	$11,747	$11,801	$11,212
6/30/2019	$11,791	$11,827	$11,353
7/31/2019	$11,877	$11,919	$11,378
8/31/2019	$11,828	$11,885	$11,673
9/30/2019	$11,883	$11,936	$11,611
10/31/2019	$11,777	$11,878	$11,646
11/30/2019	$11,868	$11,943	$11,640
12/31/2019	$12,055	$12,136	$11,632
1/31/2020	$12,080	$12,200	$11,855
2/29/2020	$11,855	$12,035	$12,069
3/31/2020	$10,163	$10,535	$11,998
4/30/2020	$10,447	$10,987	$12,211
5/31/2020	$10,850	$11,405	$12,268
6/30/2020	$10,935	$11,558	$12,345
7/31/2020	$11,145	$11,776	$12,530
8/31/2020	$11,315	$11,953	$12,428
9/30/2020	$11,354	$12,035	$12,422
10/31/2020	$11,381	$12,056	$12,366
11/30/2020	$11,692	$12,313	$12,488
12/31/2020	$11,875	$12,473	$12,505
1/31/2021	$12,003	$12,631	$12,415
2/28/2021	$12,086	$12,716	$12,236
3/31/2021	$12,097	$12,723	$12,083
4/30/2021	$12,149	$12,788	$12,178
5/31/2021	$12,250	$12,854	$12,218
6/30/2021	$12,321	$12,907	$12,304
7/31/2021	$12,305	$12,906	$12,442
8/31/2021	$12,363	$12,969	$12,418
9/30/2021	$12,448	$13,053	$12,310
10/31/2021	$12,475	$13,084	$12,307
11/30/2021	$12,426	$13,064	$12,344
12/31/2021	$12,525	$13,146	$12,312
1/31/2022	$12,533	$13,193	$12,047
2/28/2022	$12,465	$13,128	$11,912
3/31/2022	$12,504	$13,133	$11,581
4/30/2022	$12,484	$13,156	$11,142
5/31/2022	$12,180	$12,825	$11,214
6/30/2022	$11,861	$12,561	$11,038
7/31/2022	$12,127	$12,796	$11,307
8/31/2022	$12,275	$12,992	$10,988
9/30/2022	$12,013	$12,711	$10,513
10/31/2022	$12,158	$12,819	$10,377
11/30/2022	$12,289	$12,961	$10,759
12/31/2022	$12,305	$13,007	$10,710
1/31/2023	$12,604	$13,341	$11,040
2/28/2023	$12,657	$13,425	$10,754
3/31/2023	$12,677	$13,412	$11,027
4/30/2023	$12,795	$13,539	$11,094
5/31/2023	$12,793	$13,528	$10,973
6/30/2023	$13,093	$13,830	$10,934
7/31/2023	$13,253	$14,010	$10,927
8/31/2023	$13,403	$14,172	$10,857
9/30/2023	$13,499	$14,296	$10,581
10/31/2023	$13,466	$14,301	$10,414
11/30/2023	$13,666	$14,471	$10,886
12/31/2023	$13,887	$14,704	$11,302
1/31/2024	$13,989	$14,819	$11,271
2/29/2024	$14,122	$14,951	$11,112
3/31/2024	$14,264	$15,075	$11,215
4/30/2024	$14,360	$15,178	$10,931
5/31/2024	$14,477	$15,316	$11,117
6/30/2024	$14,531	$15,357	$11,222
7/31/2024	$14,634	$15,470	$11,484
8/31/2024	$14,723	$15,562	$11,649
9/30/2024	$14,827	$15,676	$11,805
10/31/2024	$14,960	$15,809	$11,512
11/30/2024	$15,077	$15,941	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	10.32%	4.90%	4.46%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	5.08%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,810,974,507
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 22,799,143
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Material Fund Change Strategies [Text Block]

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000156649
Shareholder Report [Line Items]
Fund Name	Lord Abbett Floating Rate Fund
Class Name	Class R6
Trading Symbol	LRRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.40%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,007	$10,009	$10,070
8/31/2015	$9,948	$9,944	$10,055
9/30/2015	$9,887	$9,878	$10,123
10/31/2015	$9,915	$9,864	$10,125
11/30/2015	$9,844	$9,776	$10,098
12/31/2015	$9,782	$9,684	$10,065
1/31/2016	$9,732	$9,613	$10,204
2/29/2016	$9,715	$9,560	$10,276
3/31/2016	$9,957	$9,812	$10,371
4/30/2016	$10,143	$9,998	$10,410
5/31/2016	$10,230	$10,090	$10,413
6/30/2016	$10,239	$10,093	$10,600
7/31/2016	$10,384	$10,235	$10,667
8/31/2016	$10,475	$10,316	$10,655
9/30/2016	$10,550	$10,406	$10,649
10/31/2016	$10,614	$10,486	$10,567
11/30/2016	$10,655	$10,520	$10,317
12/31/2016	$10,778	$10,640	$10,332
1/31/2017	$10,844	$10,697	$10,352
2/28/2017	$10,887	$10,760	$10,422
3/31/2017	$10,883	$10,768	$10,416
4/30/2017	$10,926	$10,815	$10,497
5/31/2017	$10,956	$10,856	$10,577
6/30/2017	$10,938	$10,849	$10,567
7/31/2017	$11,030	$10,934	$10,612
8/31/2017	$11,014	$10,919	$10,707
9/30/2017	$11,069	$10,963	$10,656
10/31/2017	$11,149	$11,036	$10,663
11/30/2017	$11,180	$11,049	$10,649
12/31/2017	$11,223	$11,092	$10,698
1/31/2018	$11,344	$11,212	$10,575
2/28/2018	$11,350	$11,232	$10,474
3/31/2018	$11,362	$11,267	$10,542
4/30/2018	$11,424	$11,322	$10,463
5/31/2018	$11,438	$11,344	$10,538
6/30/2018	$11,451	$11,356	$10,525
7/31/2018	$11,529	$11,450	$10,527
8/31/2018	$11,582	$11,497	$10,595
9/30/2018	$11,659	$11,575	$10,527
10/31/2018	$11,626	$11,576	$10,444
11/30/2018	$11,516	$11,482	$10,506
12/31/2018	$11,227	$11,219	$10,699
1/31/2019	$11,442	$11,477	$10,813
2/28/2019	$11,636	$11,657	$10,806
3/31/2019	$11,617	$11,642	$11,014
4/30/2019	$11,804	$11,827	$11,017
5/31/2019	$11,770	$11,801	$11,212
6/30/2019	$11,814	$11,827	$11,353
7/31/2019	$11,901	$11,919	$11,378
8/31/2019	$11,852	$11,885	$11,673
9/30/2019	$11,894	$11,936	$11,611
10/31/2019	$11,802	$11,878	$11,646
11/30/2019	$11,880	$11,943	$11,640
12/31/2019	$12,081	$12,136	$11,632
1/31/2020	$12,107	$12,200	$11,855
2/29/2020	$11,882	$12,035	$12,069
3/31/2020	$10,187	$10,535	$11,998
4/30/2020	$10,471	$10,987	$12,211
5/31/2020	$10,876	$11,405	$12,268
6/30/2020	$10,962	$11,558	$12,345
7/31/2020	$11,173	$11,776	$12,530
8/31/2020	$11,344	$11,953	$12,428
9/30/2020	$11,384	$12,035	$12,422
10/31/2020	$11,410	$12,056	$12,366
11/30/2020	$11,708	$12,313	$12,488
12/31/2020	$11,907	$12,473	$12,505
1/31/2021	$12,036	$12,631	$12,415
2/28/2021	$12,120	$12,716	$12,236
3/31/2021	$12,132	$12,723	$12,083
4/30/2021	$12,185	$12,788	$12,178
5/31/2021	$12,272	$12,854	$12,218
6/30/2021	$12,358	$12,907	$12,304
7/31/2021	$12,328	$12,906	$12,442
8/31/2021	$12,401	$12,969	$12,418
9/30/2021	$12,487	$13,053	$12,310
10/31/2021	$12,500	$13,084	$12,307
11/30/2021	$12,467	$13,064	$12,344
12/31/2021	$12,552	$13,146	$12,312
1/31/2022	$12,575	$13,193	$12,047
2/28/2022	$12,507	$13,128	$11,912
3/31/2022	$12,548	$13,133	$11,581
4/30/2022	$12,528	$13,156	$11,142
5/31/2022	$12,223	$12,825	$11,214
6/30/2022	$11,904	$12,561	$11,038
7/31/2022	$12,156	$12,796	$11,307
8/31/2022	$12,321	$12,992	$10,988
9/30/2022	$12,059	$12,711	$10,513
10/31/2022	$12,190	$12,819	$10,377
11/30/2022	$12,338	$12,961	$10,759
12/31/2022	$12,354	$13,007	$10,710
1/31/2023	$12,640	$13,341	$11,040
2/28/2023	$12,710	$13,425	$10,754
3/31/2023	$12,731	$13,412	$11,027
4/30/2023	$12,850	$13,539	$11,094
5/31/2023	$12,832	$13,528	$10,973
6/30/2023	$13,134	$13,830	$10,934
7/31/2023	$13,312	$14,010	$10,927
8/31/2023	$13,463	$14,172	$10,857
9/30/2023	$13,560	$14,296	$10,581
10/31/2023	$13,527	$14,301	$10,414
11/30/2023	$13,729	$14,471	$10,886
12/31/2023	$13,952	$14,704	$11,302
1/31/2024	$14,038	$14,819	$11,271
2/29/2024	$14,189	$14,951	$11,112
3/31/2024	$14,332	$15,075	$11,215
4/30/2024	$14,412	$15,178	$10,931
5/31/2024	$14,549	$15,316	$11,117
6/30/2024	$14,585	$15,357	$11,222
7/31/2024	$14,708	$15,470	$11,484
8/31/2024	$14,799	$15,562	$11,649
9/30/2024	$14,885	$15,676	$11,805
10/31/2024	$15,020	$15,809	$11,512
11/30/2024	$15,157	$15,941	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	10.40%	4.99%	4.51%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	5.08%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 4,810,974,507
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 22,799,143
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Material Fund Change Strategies [Text Block]

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019985
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class A
Trading Symbol	LHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.96%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,774	$10,000	$10,000
12/31/2014	$9,619	$9,853	$10,009
1/31/2015	$9,664	$9,920	$10,219
2/28/2015	$9,904	$10,157	$10,123
3/31/2015	$9,912	$10,103	$10,170
4/30/2015	$10,037	$10,225	$10,134
5/31/2015	$10,123	$10,255	$10,109
6/30/2015	$9,998	$10,099	$9,999
7/31/2015	$9,979	$10,037	$10,069
8/31/2015	$9,784	$9,859	$10,054
9/30/2015	$9,575	$9,606	$10,122
10/31/2015	$9,809	$9,867	$10,124
11/30/2015	$9,639	$9,647	$10,097
12/31/2015	$9,401	$9,398	$10,064
1/31/2016	$9,203	$9,250	$10,203
2/29/2016	$9,238	$9,293	$10,275
3/31/2016	$9,590	$9,704	$10,370
4/30/2016	$9,918	$10,092	$10,409
5/31/2016	$10,012	$10,164	$10,412
6/30/2016	$10,119	$10,275	$10,599
7/31/2016	$10,396	$10,534	$10,666
8/31/2016	$10,604	$10,769	$10,654
9/30/2016	$10,672	$10,838	$10,648
10/31/2016	$10,696	$10,872	$10,566
11/30/2016	$10,693	$10,829	$10,316
12/31/2016	$10,891	$11,042	$10,331
1/31/2017	$11,075	$11,190	$10,351
2/28/2017	$11,231	$11,365	$10,421
3/31/2017	$11,198	$11,341	$10,415
4/30/2017	$11,341	$11,469	$10,496
5/31/2017	$11,410	$11,571	$10,576
6/30/2017	$11,419	$11,584	$10,566
7/31/2017	$11,577	$11,717	$10,611
8/31/2017	$11,571	$11,714	$10,706
9/30/2017	$11,699	$11,819	$10,655
10/31/2017	$11,768	$11,866	$10,662
11/30/2017	$11,776	$11,834	$10,648
12/31/2017	$11,816	$11,868	$10,697
1/31/2018	$11,887	$11,945	$10,574
2/28/2018	$11,757	$11,833	$10,473
3/31/2018	$11,690	$11,760	$10,540
4/30/2018	$11,698	$11,838	$10,462
5/31/2018	$11,676	$11,837	$10,537
6/30/2018	$11,685	$11,877	$10,524
7/31/2018	$11,789	$12,010	$10,526
8/31/2018	$11,926	$12,097	$10,594
9/30/2018	$11,982	$12,168	$10,526
10/31/2018	$11,688	$11,968	$10,443
11/30/2018	$11,537	$11,860	$10,505
12/31/2018	$11,208	$11,600	$10,698
1/31/2019	$11,738	$12,132	$10,812
2/28/2019	$11,942	$12,337	$10,805
3/31/2019	$12,048	$12,458	$11,013
4/30/2019	$12,270	$12,632	$11,016
5/31/2019	$12,145	$12,472	$11,211
6/30/2019	$12,503	$12,777	$11,352
7/31/2019	$12,593	$12,843	$11,377
8/31/2019	$12,532	$12,893	$11,672
9/30/2019	$12,538	$12,934	$11,610
10/31/2019	$12,544	$12,964	$11,645
11/30/2019	$12,618	$12,999	$11,639
12/31/2019	$12,896	$13,271	$11,630
1/31/2020	$12,886	$13,272	$11,854
2/29/2020	$12,684	$13,066	$12,068
3/31/2020	$10,749	$11,528	$11,997
4/30/2020	$11,209	$11,966	$12,210
5/31/2020	$11,792	$12,509	$12,267
6/30/2020	$11,902	$12,628	$12,344
7/31/2020	$12,506	$13,228	$12,528
8/31/2020	$12,738	$13,360	$12,427
9/30/2020	$12,579	$13,221	$12,420
10/31/2020	$12,665	$13,281	$12,365
11/30/2020	$13,205	$13,813	$12,486
12/31/2020	$13,475	$14,077	$12,504
1/31/2021	$13,564	$14,131	$12,414
2/28/2021	$13,727	$14,180	$12,235
3/31/2021	$13,707	$14,205	$12,082
4/30/2021	$13,873	$14,360	$12,177
5/31/2021	$13,928	$14,402	$12,217
6/30/2021	$14,133	$14,598	$12,303
7/31/2021	$14,151	$14,649	$12,440
8/31/2021	$14,225	$14,730	$12,417
9/30/2021	$14,223	$14,736	$12,309
10/31/2021	$14,279	$14,708	$12,306
11/30/2021	$14,095	$14,556	$12,342
12/31/2021	$14,303	$14,830	$12,311
1/31/2022	$13,884	$14,423	$12,045
2/28/2022	$13,676	$14,294	$11,911
3/31/2022	$13,526	$14,163	$11,580
4/30/2022	$13,046	$13,649	$11,141
5/31/2022	$13,010	$13,681	$11,213
6/30/2022	$12,076	$12,749	$11,037
7/31/2022	$12,726	$13,517	$11,306
8/31/2022	$12,433	$13,196	$10,987
9/30/2022	$11,898	$12,667	$10,512
10/31/2022	$12,215	$13,028	$10,376
11/30/2022	$12,457	$13,273	$10,758
12/31/2022	$12,337	$13,174	$10,709
1/31/2023	$12,721	$13,690	$11,039
2/28/2023	$12,503	$13,515	$10,753
3/31/2023	$12,668	$13,665	$11,026
4/30/2023	$12,777	$13,800	$11,093
5/31/2023	$12,620	$13,669	$10,972
6/30/2023	$12,813	$13,893	$10,933
7/31/2023	$12,988	$14,092	$10,926
8/31/2023	$12,936	$14,135	$10,856
9/30/2023	$12,757	$13,969	$10,580
10/31/2023	$12,577	$13,796	$10,413
11/30/2023	$13,142	$14,426	$10,884
12/31/2023	$13,627	$14,960	$11,301
1/31/2024	$13,662	$14,963	$11,270
2/29/2024	$13,702	$15,008	$11,111
3/31/2024	$13,884	$15,188	$11,213
4/30/2024	$13,750	$15,037	$10,930
5/31/2024	$13,946	$15,209	$11,116
6/30/2024	$14,052	$15,356	$11,221
7/31/2024	$14,293	$15,659	$11,483
8/31/2024	$14,515	$15,909	$11,648
9/30/2024	$14,737	$16,169	$11,804
10/31/2024	$14,665	$16,081	$11,511
11/30/2024	$14,845	$16,266	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	12.96%	3.30%	4.27%
Class A with sales charge	10.44%	2.83%	4.03%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,675,493,606
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 20,093,288
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019987
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class C
Trading Symbol	LHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.53%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.30%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,835	$9,853	$10,009
1/31/2015	$9,876	$9,920	$10,219
2/28/2015	$10,117	$10,157	$10,123
3/31/2015	$10,120	$10,103	$10,170
4/30/2015	$10,242	$10,225	$10,134
5/31/2015	$10,324	$10,255	$10,109
6/30/2015	$10,191	$10,099	$9,999
7/31/2015	$10,166	$10,037	$10,069
8/31/2015	$9,960	$9,859	$10,054
9/30/2015	$9,741	$9,606	$10,122
10/31/2015	$9,974	$9,867	$10,124
11/30/2015	$9,809	$9,647	$10,097
12/31/2015	$9,547	$9,398	$10,064
1/31/2016	$9,354	$9,250	$10,203
2/29/2016	$9,384	$9,293	$10,275
3/31/2016	$9,738	$9,704	$10,370
4/30/2016	$10,053	$10,092	$10,409
5/31/2016	$10,142	$10,164	$10,412
6/30/2016	$10,246	$10,275	$10,599
7/31/2016	$10,522	$10,534	$10,666
8/31/2016	$10,728	$10,769	$10,654
9/30/2016	$10,790	$10,838	$10,648
10/31/2016	$10,809	$10,872	$10,566
11/30/2016	$10,814	$10,829	$10,316
12/31/2016	$10,994	$11,042	$10,331
1/31/2017	$11,174	$11,190	$10,351
2/28/2017	$11,326	$11,365	$10,421
3/31/2017	$11,287	$11,341	$10,415
4/30/2017	$11,425	$11,469	$10,496
5/31/2017	$11,488	$11,571	$10,576
6/30/2017	$11,491	$11,584	$10,566
7/31/2017	$11,644	$11,717	$10,611
8/31/2017	$11,631	$11,714	$10,706
9/30/2017	$11,753	$11,819	$10,655
10/31/2017	$11,816	$11,866	$10,662
11/30/2017	$11,818	$11,834	$10,648
12/31/2017	$11,851	$11,868	$10,697
1/31/2018	$11,916	$11,945	$10,574
2/28/2018	$11,779	$11,833	$10,473
3/31/2018	$11,704	$11,760	$10,540
4/30/2018	$11,707	$11,838	$10,462
5/31/2018	$11,678	$11,837	$10,537
6/30/2018	$11,680	$11,877	$10,524
7/31/2018	$11,778	$12,010	$10,526
8/31/2018	$11,909	$12,097	$10,594
9/30/2018	$11,959	$12,168	$10,526
10/31/2018	$11,656	$11,968	$10,443
11/30/2018	$11,498	$11,860	$10,505
12/31/2018	$11,179	$11,600	$10,698
1/31/2019	$11,703	$12,132	$10,812
2/28/2019	$11,886	$12,337	$10,805
3/31/2019	$11,985	$12,458	$11,013
4/30/2019	$12,200	$12,632	$11,016
5/31/2019	$12,068	$12,472	$11,211
6/30/2019	$12,420	$12,777	$11,352
7/31/2019	$12,503	$12,843	$11,377
8/31/2019	$12,435	$12,893	$11,672
9/30/2019	$12,434	$12,934	$11,610
10/31/2019	$12,434	$12,964	$11,645
11/30/2019	$12,501	$12,999	$11,639
12/31/2019	$12,771	$13,271	$11,630
1/31/2020	$12,754	$13,272	$11,854
2/29/2020	$12,546	$13,066	$12,068
3/31/2020	$10,616	$11,528	$11,997
4/30/2020	$11,067	$11,966	$12,210
5/31/2020	$11,657	$12,509	$12,267
6/30/2020	$11,760	$12,628	$12,344
7/31/2020	$12,335	$13,228	$12,528
8/31/2020	$12,559	$13,360	$12,427
9/30/2020	$12,394	$13,221	$12,420
10/31/2020	$12,472	$13,281	$12,365
11/30/2020	$13,018	$13,813	$12,486
12/31/2020	$13,260	$14,077	$12,504
1/31/2021	$13,341	$14,131	$12,414
2/28/2021	$13,496	$14,180	$12,235
3/31/2021	$13,469	$14,205	$12,082
4/30/2021	$13,625	$14,360	$12,177
5/31/2021	$13,672	$14,402	$12,217
6/30/2021	$13,867	$14,598	$12,303
7/31/2021	$13,877	$14,649	$12,440
8/31/2021	$13,941	$14,730	$12,417
9/30/2021	$13,932	$14,736	$12,309
10/31/2021	$13,980	$14,708	$12,306
11/30/2021	$13,792	$14,556	$12,342
12/31/2021	$13,989	$14,830	$12,311
1/31/2022	$13,569	$14,423	$12,045
2/28/2022	$13,377	$14,294	$11,911
3/31/2022	$13,204	$14,163	$11,580
4/30/2022	$12,726	$13,649	$11,141
5/31/2022	$12,684	$13,681	$11,213
6/30/2022	$11,761	$12,749	$11,037
7/31/2022	$12,391	$13,517	$11,306
8/31/2022	$12,097	$13,196	$10,987
9/30/2022	$11,587	$12,667	$10,512
10/31/2022	$11,890	$13,028	$10,376
11/30/2022	$12,120	$13,273	$10,758
12/31/2022	$11,977	$13,174	$10,709
1/31/2023	$12,365	$13,690	$11,039
2/28/2023	$12,146	$13,515	$10,753
3/31/2023	$12,300	$13,665	$11,026
4/30/2023	$12,400	$13,800	$11,093
5/31/2023	$12,240	$13,669	$10,972
6/30/2023	$12,422	$13,893	$10,933
7/31/2023	$12,565	$14,092	$10,926
8/31/2023	$12,528	$14,135	$10,856
9/30/2023	$12,347	$13,969	$10,580
10/31/2023	$12,165	$13,796	$10,413
11/30/2023	$12,708	$14,426	$10,884
12/31/2023	$13,172	$14,960	$11,301
1/31/2024	$13,199	$14,963	$11,270
2/29/2024	$13,231	$15,008	$11,111
3/31/2024	$13,401	$15,188	$11,213
4/30/2024	$13,242	$15,037	$10,930
5/31/2024	$13,425	$15,209	$11,116
6/30/2024	$13,542	$15,356	$11,221
7/31/2024	$13,768	$15,659	$11,483
8/31/2024	$13,953	$15,909	$11,648
9/30/2024	$14,182	$16,169	$11,804
10/31/2024	$14,105	$16,081	$11,511
11/30/2024	$14,271	$16,266	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	12.30%	2.68%	3.62%
Class C with sales charge	11.30%	2.68%	3.62%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,675,493,606
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 20,093,288
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054888
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class F
Trading Symbol	LHYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.90%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,842	$9,853	$10,009
1/31/2015	$9,889	$9,920	$10,219
2/28/2015	$10,135	$10,157	$10,123
3/31/2015	$10,144	$10,103	$10,170
4/30/2015	$10,273	$10,225	$10,134
5/31/2015	$10,362	$10,255	$10,109
6/30/2015	$10,234	$10,099	$9,999
7/31/2015	$10,216	$10,037	$10,069
8/31/2015	$10,017	$9,859	$10,054
9/30/2015	$9,803	$9,606	$10,122
10/31/2015	$10,044	$9,867	$10,124
11/30/2015	$9,871	$9,647	$10,097
12/31/2015	$9,628	$9,398	$10,064
1/31/2016	$9,425	$9,250	$10,203
2/29/2016	$9,461	$9,293	$10,275
3/31/2016	$9,837	$9,704	$10,370
4/30/2016	$10,160	$10,092	$10,409
5/31/2016	$10,257	$10,164	$10,412
6/30/2016	$10,368	$10,275	$10,599
7/31/2016	$10,653	$10,534	$10,666
8/31/2016	$10,867	$10,769	$10,654
9/30/2016	$10,937	$10,838	$10,648
10/31/2016	$10,963	$10,872	$10,566
11/30/2016	$10,975	$10,829	$10,316
12/31/2016	$11,164	$11,042	$10,331
1/31/2017	$11,354	$11,190	$10,351
2/28/2017	$11,515	$11,365	$10,421
3/31/2017	$11,482	$11,341	$10,415
4/30/2017	$11,630	$11,469	$10,496
5/31/2017	$11,702	$11,571	$10,576
6/30/2017	$11,712	$11,584	$10,566
7/31/2017	$11,875	$11,717	$10,611
8/31/2017	$11,870	$11,714	$10,706
9/30/2017	$12,002	$11,819	$10,655
10/31/2017	$12,074	$11,866	$10,662
11/30/2017	$12,083	$11,834	$10,648
12/31/2017	$12,125	$11,868	$10,697
1/31/2018	$12,199	$11,945	$10,574
2/28/2018	$12,066	$11,833	$10,473
3/31/2018	$11,998	$11,760	$10,540
4/30/2018	$12,008	$11,838	$10,462
5/31/2018	$11,986	$11,837	$10,537
6/30/2018	$11,996	$11,877	$10,524
7/31/2018	$12,104	$12,010	$10,526
8/31/2018	$12,246	$12,097	$10,594
9/30/2018	$12,304	$12,168	$10,526
10/31/2018	$12,002	$11,968	$10,443
11/30/2018	$11,848	$11,860	$10,505
12/31/2018	$11,510	$11,600	$10,698
1/31/2019	$12,073	$12,132	$10,812
2/28/2019	$12,267	$12,337	$10,805
3/31/2019	$12,377	$12,458	$11,013
4/30/2019	$12,606	$12,632	$11,016
5/31/2019	$12,479	$12,472	$11,211
6/30/2019	$12,848	$12,777	$11,352
7/31/2019	$12,942	$12,843	$11,377
8/31/2019	$12,879	$12,893	$11,672
9/30/2019	$12,887	$12,934	$11,610
10/31/2019	$12,895	$12,964	$11,645
11/30/2019	$12,971	$12,999	$11,639
12/31/2019	$13,259	$13,271	$11,630
1/31/2020	$13,249	$13,272	$11,854
2/29/2020	$13,042	$13,066	$12,068
3/31/2020	$11,051	$11,528	$11,997
4/30/2020	$11,525	$11,966	$12,210
5/31/2020	$12,126	$12,509	$12,267
6/30/2020	$12,240	$12,628	$12,344
7/31/2020	$12,863	$13,228	$12,528
8/31/2020	$13,104	$13,360	$12,427
9/30/2020	$12,940	$13,221	$12,420
10/31/2020	$13,030	$13,281	$12,365
11/30/2020	$13,606	$13,813	$12,486
12/31/2020	$13,866	$14,077	$12,504
1/31/2021	$13,959	$14,131	$12,414
2/28/2021	$14,128	$14,180	$12,235
3/31/2021	$14,109	$14,205	$12,082
4/30/2021	$14,281	$14,360	$12,177
5/31/2021	$14,339	$14,402	$12,217
6/30/2021	$14,551	$14,598	$12,303
7/31/2021	$14,571	$14,649	$12,440
8/31/2021	$14,648	$14,730	$12,417
9/30/2021	$14,647	$14,736	$12,309
10/31/2021	$14,706	$14,708	$12,306
11/30/2021	$14,518	$14,556	$12,342
12/31/2021	$14,734	$14,830	$12,311
1/31/2022	$14,302	$14,423	$12,045
2/28/2022	$14,109	$14,294	$11,911
3/31/2022	$13,936	$14,163	$11,580
4/30/2022	$13,441	$13,649	$11,141
5/31/2022	$13,405	$13,681	$11,213
6/30/2022	$12,443	$12,749	$11,037
7/31/2022	$13,114	$13,517	$11,306
8/31/2022	$12,812	$13,196	$10,987
9/30/2022	$12,282	$12,667	$10,512
10/31/2022	$12,610	$13,028	$10,376
11/30/2022	$12,840	$13,273	$10,758
12/31/2022	$12,717	$13,174	$10,709
1/31/2023	$13,115	$13,690	$11,039
2/28/2023	$12,911	$13,515	$10,753
3/31/2023	$13,062	$13,665	$11,026
4/30/2023	$13,176	$13,800	$11,093
5/31/2023	$13,014	$13,669	$10,972
6/30/2023	$13,215	$13,893	$10,933
7/31/2023	$13,397	$14,092	$10,926
8/31/2023	$13,344	$14,135	$10,856
9/30/2023	$13,159	$13,969	$10,580
10/31/2023	$12,974	$13,796	$10,413
11/30/2023	$13,581	$14,426	$10,884
12/31/2023	$14,062	$14,960	$11,301
1/31/2024	$14,099	$14,963	$11,270
2/29/2024	$14,141	$15,008	$11,111
3/31/2024	$14,331	$15,188	$11,213
4/30/2024	$14,193	$15,037	$10,930
5/31/2024	$14,396	$15,209	$11,116
6/30/2024	$14,507	$15,356	$11,221
7/31/2024	$14,758	$15,659	$11,483
8/31/2024	$14,988	$15,909	$11,648
9/30/2024	$15,242	$16,169	$11,804
10/31/2024	$15,146	$16,081	$11,511
11/30/2024	$15,333	$16,266	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	12.90%	3.40%	4.37%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,675,493,606
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 20,093,288
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188236
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class F3
Trading Symbol	LHYOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 13.28%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,111	$10,051
5/31/2017	$10,186	$10,201	$10,128
6/30/2017	$10,197	$10,212	$10,118
7/31/2017	$10,327	$10,330	$10,162
8/31/2017	$10,338	$10,328	$10,253
9/30/2017	$10,454	$10,420	$10,204
10/31/2017	$10,519	$10,461	$10,210
11/30/2017	$10,528	$10,433	$10,197
12/31/2017	$10,566	$10,463	$10,244
1/31/2018	$10,632	$10,531	$10,126
2/28/2018	$10,518	$10,432	$10,030
3/31/2018	$10,461	$10,368	$10,094
4/30/2018	$10,472	$10,437	$10,019
5/31/2018	$10,455	$10,435	$10,091
6/30/2018	$10,465	$10,471	$10,078
7/31/2018	$10,561	$10,588	$10,080
8/31/2018	$10,672	$10,665	$10,145
9/30/2018	$10,725	$10,727	$10,080
10/31/2018	$10,465	$10,551	$10,000
11/30/2018	$10,333	$10,456	$10,060
12/31/2018	$10,043	$10,226	$10,245
1/31/2019	$10,533	$10,696	$10,354
2/28/2019	$10,704	$10,877	$10,348
3/31/2019	$10,816	$10,983	$10,546
4/30/2019	$11,002	$11,137	$10,549
5/31/2019	$10,908	$10,995	$10,736
6/30/2019	$11,231	$11,265	$10,871
7/31/2019	$11,299	$11,323	$10,895
8/31/2019	$11,262	$11,367	$11,177
9/30/2019	$11,271	$11,403	$11,118
10/31/2019	$11,280	$11,429	$11,151
11/30/2019	$11,348	$11,461	$11,146
12/31/2019	$11,585	$11,700	$11,138
1/31/2020	$11,594	$11,701	$11,352
2/29/2020	$11,417	$11,519	$11,557
3/31/2020	$9,672	$10,164	$11,489
4/30/2020	$10,087	$10,550	$11,693
5/31/2020	$10,612	$11,029	$11,747
6/30/2020	$10,713	$11,133	$11,821
7/31/2020	$11,257	$11,662	$11,998
8/31/2020	$11,468	$11,778	$11,901
9/30/2020	$11,328	$11,656	$11,894
10/31/2020	$11,408	$11,709	$11,841
11/30/2020	$11,912	$12,178	$11,958
12/31/2020	$12,141	$12,411	$11,974
1/31/2021	$12,241	$12,458	$11,888
2/28/2021	$12,374	$12,502	$11,716
3/31/2021	$12,376	$12,524	$11,570
4/30/2021	$12,511	$12,661	$11,662
5/31/2021	$12,581	$12,697	$11,700
6/30/2021	$12,751	$12,870	$11,782
7/31/2021	$12,771	$12,915	$11,914
8/31/2021	$12,840	$12,987	$11,891
9/30/2021	$12,858	$12,992	$11,788
10/31/2021	$12,912	$12,967	$11,785
11/30/2021	$12,733	$12,833	$11,820
12/31/2021	$12,924	$13,074	$11,789
1/31/2022	$12,567	$12,716	$11,535
2/28/2022	$12,383	$12,602	$11,407
3/31/2022	$12,234	$12,486	$11,090
4/30/2022	$11,805	$12,033	$10,669
5/31/2022	$11,776	$12,062	$10,738
6/30/2022	$10,938	$11,240	$10,569
7/31/2022	$11,526	$11,917	$10,828
8/31/2022	$11,266	$11,634	$10,522
9/30/2022	$10,786	$11,167	$10,067
10/31/2022	$11,075	$11,486	$9,937
11/30/2022	$11,296	$11,702	$10,302
12/31/2022	$11,191	$11,615	$10,256
1/31/2023	$11,541	$12,069	$10,571
2/28/2023	$11,347	$11,915	$10,298
3/31/2023	$11,499	$12,048	$10,559
4/30/2023	$11,601	$12,166	$10,623
5/31/2023	$11,462	$12,051	$10,508
6/30/2023	$11,640	$12,248	$10,470
7/31/2023	$11,783	$12,424	$10,463
8/31/2023	$11,758	$12,461	$10,396
9/30/2023	$11,599	$12,316	$10,132
10/31/2023	$11,439	$12,163	$9,972
11/30/2023	$11,954	$12,718	$10,424
12/31/2023	$12,397	$13,189	$10,823
1/31/2024	$12,432	$13,192	$10,793
2/29/2024	$12,472	$13,231	$10,640
3/31/2024	$12,641	$13,390	$10,739
4/30/2024	$12,523	$13,257	$10,467
5/31/2024	$12,704	$13,408	$10,645
6/30/2024	$12,804	$13,539	$10,746
7/31/2024	$13,026	$13,805	$10,997
8/31/2024	$13,231	$14,025	$11,155
9/30/2024	$13,457	$14,255	$11,304
10/31/2024	$13,396	$14,178	$11,024
11/30/2024	$13,542	$14,341	$11,140

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	13.28%	3.60%	4.04%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.82%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,675,493,606
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 20,093,288
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019989
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class I
Trading Symbol	LAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 13.16%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,844	$9,853	$10,009
1/31/2015	$9,892	$9,920	$10,219
2/28/2015	$10,138	$10,157	$10,123
3/31/2015	$10,162	$10,103	$10,170
4/30/2015	$10,291	$10,225	$10,134
5/31/2015	$10,367	$10,255	$10,109
6/30/2015	$10,242	$10,099	$9,999
7/31/2015	$10,225	$10,037	$10,069
8/31/2015	$10,028	$9,859	$10,054
9/30/2015	$9,816	$9,606	$10,122
10/31/2015	$10,057	$9,867	$10,124
11/30/2015	$9,886	$9,647	$10,097
12/31/2015	$9,645	$9,398	$10,064
1/31/2016	$9,445	$9,250	$10,203
2/29/2016	$9,481	$9,293	$10,275
3/31/2016	$9,843	$9,704	$10,370
4/30/2016	$10,180	$10,092	$10,409
5/31/2016	$10,278	$10,164	$10,412
6/30/2016	$10,390	$10,275	$10,599
7/31/2016	$10,675	$10,534	$10,666
8/31/2016	$10,890	$10,769	$10,654
9/30/2016	$10,961	$10,838	$10,648
10/31/2016	$10,988	$10,872	$10,566
11/30/2016	$11,002	$10,829	$10,316
12/31/2016	$11,192	$11,042	$10,331
1/31/2017	$11,382	$11,190	$10,351
2/28/2017	$11,544	$11,365	$10,421
3/31/2017	$11,513	$11,341	$10,415
4/30/2017	$11,661	$11,469	$10,496
5/31/2017	$11,735	$11,571	$10,576
6/30/2017	$11,746	$11,584	$10,566
7/31/2017	$11,910	$11,717	$10,611
8/31/2017	$11,907	$11,714	$10,706
9/30/2017	$12,040	$11,819	$10,655
10/31/2017	$12,113	$11,866	$10,662
11/30/2017	$12,123	$11,834	$10,648
12/31/2017	$12,182	$11,868	$10,697
1/31/2018	$12,257	$11,945	$10,574
2/28/2018	$12,110	$11,833	$10,473
3/31/2018	$12,043	$11,760	$10,540
4/30/2018	$12,069	$11,838	$10,462
5/31/2018	$12,033	$11,837	$10,537
6/30/2018	$12,043	$11,877	$10,524
7/31/2018	$12,152	$12,010	$10,526
8/31/2018	$12,296	$12,097	$10,594
9/30/2018	$12,355	$12,168	$10,526
10/31/2018	$12,055	$11,968	$10,443
11/30/2018	$11,902	$11,860	$10,505
12/31/2018	$11,566	$11,600	$10,698
1/31/2019	$12,129	$12,132	$10,812
2/28/2019	$12,325	$12,337	$10,805
3/31/2019	$12,436	$12,458	$11,013
4/30/2019	$12,666	$12,632	$11,016
5/31/2019	$12,540	$12,472	$11,211
6/30/2019	$12,911	$12,777	$11,352
7/31/2019	$13,006	$12,843	$11,377
8/31/2019	$12,945	$12,893	$11,672
9/30/2019	$12,953	$12,934	$11,610
10/31/2019	$12,963	$12,964	$11,645
11/30/2019	$13,040	$12,999	$11,639
12/31/2019	$13,330	$13,271	$11,630
1/31/2020	$13,322	$13,272	$11,854
2/29/2020	$13,116	$13,066	$12,068
3/31/2020	$11,108	$11,528	$11,997
4/30/2020	$11,583	$11,966	$12,210
5/31/2020	$12,204	$12,509	$12,267
6/30/2020	$12,319	$12,628	$12,344
7/31/2020	$12,944	$13,228	$12,528
8/31/2020	$13,186	$13,360	$12,427
9/30/2020	$13,023	$13,221	$12,420
10/31/2020	$13,115	$13,281	$12,365
11/30/2020	$13,692	$13,813	$12,486
12/31/2020	$13,955	$14,077	$12,504
1/31/2021	$14,050	$14,131	$12,414
2/28/2021	$14,220	$14,180	$12,235
3/31/2021	$14,202	$14,205	$12,082
4/30/2021	$14,376	$14,360	$12,177
5/31/2021	$14,436	$14,402	$12,217
6/30/2021	$14,650	$14,598	$12,303
7/31/2021	$14,671	$14,649	$12,440
8/31/2021	$14,749	$14,730	$12,417
9/30/2021	$14,770	$14,736	$12,309
10/31/2021	$14,830	$14,708	$12,306
11/30/2021	$14,624	$14,556	$12,342
12/31/2021	$14,842	$14,830	$12,311
1/31/2022	$14,411	$14,423	$12,045
2/28/2022	$14,219	$14,294	$11,911
3/31/2022	$14,047	$14,163	$11,580
4/30/2022	$13,553	$13,649	$11,141
5/31/2022	$13,518	$13,681	$11,213
6/30/2022	$12,555	$12,749	$11,037
7/31/2022	$13,229	$13,517	$11,306
8/31/2022	$12,928	$13,196	$10,987
9/30/2022	$12,378	$12,667	$10,512
10/31/2022	$12,707	$13,028	$10,376
11/30/2022	$12,960	$13,273	$10,758
12/31/2022	$12,818	$13,174	$10,709
1/31/2023	$13,239	$13,690	$11,039
2/28/2023	$13,015	$13,515	$10,753
3/31/2023	$13,189	$13,665	$11,026
4/30/2023	$13,305	$13,800	$11,093
5/31/2023	$13,144	$13,669	$10,972
6/30/2023	$13,348	$13,893	$10,933
7/31/2023	$13,510	$14,092	$10,926
8/31/2023	$13,480	$14,135	$10,856
9/30/2023	$13,297	$13,969	$10,580
10/31/2023	$13,112	$13,796	$10,413
11/30/2023	$13,701	$14,426	$10,884
12/31/2023	$14,207	$14,960	$11,301
1/31/2024	$14,246	$14,963	$11,270
2/29/2024	$14,291	$15,008	$11,111
3/31/2024	$14,483	$15,188	$11,213
4/30/2024	$14,346	$15,037	$10,930
5/31/2024	$14,552	$15,209	$11,116
6/30/2024	$14,665	$15,356	$11,221
7/31/2024	$14,918	$15,659	$11,483
8/31/2024	$15,152	$15,909	$11,648
9/30/2024	$15,409	$16,169	$11,804
10/31/2024	$15,314	$16,081	$11,511
11/30/2024	$15,504	$16,266	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	13.16%	3.52%	4.48%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,675,493,606
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 20,093,288
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054889
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R2
Trading Symbol	LHYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$140	1.32%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.48%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,839	$9,853	$10,009
1/31/2015	$9,882	$9,920	$10,219
2/28/2015	$10,137	$10,157	$10,123
3/31/2015	$10,142	$10,103	$10,170
4/30/2015	$10,265	$10,225	$10,134
5/31/2015	$10,350	$10,255	$10,109
6/30/2015	$10,206	$10,099	$9,999
7/31/2015	$10,198	$10,037	$10,069
8/31/2015	$9,983	$9,859	$10,054
9/30/2015	$9,768	$9,606	$10,122
10/31/2015	$10,003	$9,867	$10,124
11/30/2015	$9,842	$9,647	$10,097
12/31/2015	$9,584	$9,398	$10,064
1/31/2016	$9,381	$9,250	$10,203
2/29/2016	$9,413	$9,293	$10,275
3/31/2016	$9,767	$9,704	$10,370
4/30/2016	$10,097	$10,092	$10,409
5/31/2016	$10,188	$10,164	$10,412
6/30/2016	$10,294	$10,275	$10,599
7/31/2016	$10,572	$10,534	$10,666
8/31/2016	$10,779	$10,769	$10,654
9/30/2016	$10,844	$10,838	$10,648
10/31/2016	$10,865	$10,872	$10,566
11/30/2016	$10,874	$10,829	$10,316
12/31/2016	$11,071	$11,042	$10,331
1/31/2017	$11,238	$11,190	$10,351
2/28/2017	$11,407	$11,365	$10,421
3/31/2017	$11,371	$11,341	$10,415
4/30/2017	$11,497	$11,469	$10,496
5/31/2017	$11,578	$11,571	$10,576
6/30/2017	$11,569	$11,584	$10,566
7/31/2017	$11,725	$11,717	$10,611
8/31/2017	$11,715	$11,714	$10,706
9/30/2017	$11,856	$11,819	$10,655
10/31/2017	$11,906	$11,866	$10,662
11/30/2017	$11,926	$11,834	$10,648
12/31/2017	$11,963	$11,868	$10,697
1/31/2018	$12,030	$11,945	$10,574
2/28/2018	$11,896	$11,833	$10,473
3/31/2018	$11,825	$11,760	$10,540
4/30/2018	$11,831	$11,838	$10,462
5/31/2018	$11,789	$11,837	$10,537
6/30/2018	$11,795	$11,877	$10,524
7/31/2018	$11,896	$12,010	$10,526
8/31/2018	$12,030	$12,097	$10,594
9/30/2018	$12,083	$12,168	$10,526
10/31/2018	$11,784	$11,968	$10,443
11/30/2018	$11,628	$11,860	$10,505
12/31/2018	$11,295	$11,600	$10,698
1/31/2019	$11,839	$12,132	$10,812
2/28/2019	$12,024	$12,337	$10,805
3/31/2019	$12,127	$12,458	$11,013
4/30/2019	$12,345	$12,632	$11,016
5/31/2019	$12,216	$12,472	$11,211
6/30/2019	$12,588	$12,777	$11,352
7/31/2019	$12,657	$12,843	$11,377
8/31/2019	$12,592	$12,893	$11,672
9/30/2019	$12,594	$12,934	$11,610
10/31/2019	$12,614	$12,964	$11,645
11/30/2019	$12,666	$12,999	$11,639
12/31/2019	$12,941	$13,271	$11,630
1/31/2020	$12,926	$13,272	$11,854
2/29/2020	$12,721	$13,066	$12,068
3/31/2020	$10,771	$11,528	$11,997
4/30/2020	$11,226	$11,966	$12,210
5/31/2020	$11,821	$12,509	$12,267
6/30/2020	$11,927	$12,628	$12,344
7/31/2020	$12,525	$13,228	$12,528
8/31/2020	$12,752	$13,360	$12,427
9/30/2020	$12,589	$13,221	$12,420
10/31/2020	$12,671	$13,281	$12,365
11/30/2020	$13,222	$13,813	$12,486
12/31/2020	$13,469	$14,077	$12,504
1/31/2021	$13,553	$14,131	$12,414
2/28/2021	$13,711	$14,180	$12,235
3/31/2021	$13,706	$14,205	$12,082
4/30/2021	$13,847	$14,360	$12,177
5/31/2021	$13,917	$14,402	$12,217
6/30/2021	$14,097	$14,598	$12,303
7/31/2021	$14,111	$14,649	$12,440
8/31/2021	$14,179	$14,730	$12,417
9/30/2021	$14,191	$14,736	$12,309
10/31/2021	$14,243	$14,708	$12,306
11/30/2021	$14,038	$14,556	$12,342
12/31/2021	$14,240	$14,830	$12,311
1/31/2022	$13,820	$14,423	$12,045
2/28/2022	$13,629	$14,294	$11,911
3/31/2022	$13,458	$14,163	$11,580
4/30/2022	$12,979	$13,649	$11,141
5/31/2022	$12,940	$13,681	$11,213
6/30/2022	$11,993	$12,749	$11,037
7/31/2022	$12,650	$13,517	$11,306
8/31/2022	$12,338	$13,196	$10,987
9/30/2022	$11,826	$12,667	$10,512
10/31/2022	$12,134	$13,028	$10,376
11/30/2022	$12,370	$13,273	$10,758
12/31/2022	$12,228	$13,174	$10,709
1/31/2023	$12,623	$13,690	$11,039
2/28/2023	$12,404	$13,515	$10,753
3/31/2023	$12,563	$13,665	$11,026
4/30/2023	$12,667	$13,800	$11,093
5/31/2023	$12,508	$13,669	$10,972
6/30/2023	$12,695	$13,893	$10,933
7/31/2023	$12,843	$14,092	$10,926
8/31/2023	$12,808	$14,135	$10,856
9/30/2023	$12,628	$13,969	$10,580
10/31/2023	$12,426	$13,796	$10,413
11/30/2023	$12,999	$14,426	$10,884
12/31/2023	$13,472	$14,960	$11,301
1/31/2024	$13,502	$14,963	$11,270
2/29/2024	$13,538	$15,008	$11,111
3/31/2024	$13,712	$15,188	$11,213
4/30/2024	$13,555	$15,037	$10,930
5/31/2024	$13,743	$15,209	$11,116
6/30/2024	$13,865	$15,356	$11,221
7/31/2024	$14,097	$15,659	$11,483
8/31/2024	$14,288	$15,909	$11,648
9/30/2024	$14,523	$16,169	$11,804
10/31/2024	$14,449	$16,081	$11,511
11/30/2024	$14,620	$16,266	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	12.48%	2.91%	3.87%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,675,493,606
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 20,093,288
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054890
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R3
Trading Symbol	LHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$130	1.22%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.59%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,840	$9,853	$10,009
1/31/2015	$9,884	$9,920	$10,219
2/28/2015	$10,139	$10,157	$10,123
3/31/2015	$10,145	$10,103	$10,170
4/30/2015	$10,270	$10,225	$10,134
5/31/2015	$10,342	$10,255	$10,109
6/30/2015	$10,213	$10,099	$9,999
7/31/2015	$10,205	$10,037	$10,069
8/31/2015	$9,991	$9,859	$10,054
9/30/2015	$9,777	$9,606	$10,122
10/31/2015	$10,012	$9,867	$10,124
11/30/2015	$9,838	$9,647	$10,097
12/31/2015	$9,595	$9,398	$10,064
1/31/2016	$9,392	$9,250	$10,203
2/29/2016	$9,425	$9,293	$10,275
3/31/2016	$9,780	$9,704	$10,370
4/30/2016	$10,111	$10,092	$10,409
5/31/2016	$10,204	$10,164	$10,412
6/30/2016	$10,311	$10,275	$10,599
7/31/2016	$10,589	$10,534	$10,666
8/31/2016	$10,798	$10,769	$10,654
9/30/2016	$10,864	$10,838	$10,648
10/31/2016	$10,886	$10,872	$10,566
11/30/2016	$10,896	$10,829	$10,316
12/31/2016	$11,094	$11,042	$10,331
1/31/2017	$11,263	$11,190	$10,351
2/28/2017	$11,433	$11,365	$10,421
3/31/2017	$11,398	$11,341	$10,415
4/30/2017	$11,525	$11,469	$10,496
5/31/2017	$11,607	$11,571	$10,576
6/30/2017	$11,599	$11,584	$10,566
7/31/2017	$11,756	$11,717	$10,611
8/31/2017	$11,748	$11,714	$10,706
9/30/2017	$11,889	$11,819	$10,655
10/31/2017	$11,941	$11,866	$10,662
11/30/2017	$11,946	$11,834	$10,648
12/31/2017	$12,000	$11,868	$10,697
1/31/2018	$12,069	$11,945	$10,574
2/28/2018	$11,935	$11,833	$10,473
3/31/2018	$11,849	$11,760	$10,540
4/30/2018	$11,871	$11,838	$10,462
5/31/2018	$11,831	$11,837	$10,537
6/30/2018	$11,837	$11,877	$10,524
7/31/2018	$11,939	$12,010	$10,526
8/31/2018	$12,075	$12,097	$10,594
9/30/2018	$12,128	$12,168	$10,526
10/31/2018	$11,829	$11,968	$10,443
11/30/2018	$11,674	$11,860	$10,505
12/31/2018	$11,341	$11,600	$10,698
1/31/2019	$11,888	$12,132	$10,812
2/28/2019	$12,075	$12,337	$10,805
3/31/2019	$12,179	$12,458	$11,013
4/30/2019	$12,399	$12,632	$11,016
5/31/2019	$12,270	$12,472	$11,211
6/30/2019	$12,628	$12,777	$11,352
7/31/2019	$12,716	$12,843	$11,377
8/31/2019	$12,651	$12,893	$11,672
9/30/2019	$12,654	$12,934	$11,610
10/31/2019	$12,658	$12,964	$11,645
11/30/2019	$12,729	$12,999	$11,639
12/31/2019	$13,006	$13,271	$11,630
1/31/2020	$12,992	$13,272	$11,854
2/29/2020	$12,787	$13,066	$12,068
3/31/2020	$10,827	$11,528	$11,997
4/30/2020	$11,286	$11,966	$12,210
5/31/2020	$11,885	$12,509	$12,267
6/30/2020	$11,993	$12,628	$12,344
7/31/2020	$12,595	$13,228	$12,528
8/31/2020	$12,825	$13,360	$12,427
9/30/2020	$12,662	$13,221	$12,420
10/31/2020	$12,745	$13,281	$12,365
11/30/2020	$13,301	$13,813	$12,486
12/31/2020	$13,550	$14,077	$12,504
1/31/2021	$13,636	$14,131	$12,414
2/28/2021	$13,796	$14,180	$12,235
3/31/2021	$13,774	$14,205	$12,082
4/30/2021	$13,936	$14,360	$12,177
5/31/2021	$13,988	$14,402	$12,217
6/30/2021	$14,190	$14,598	$12,303
7/31/2021	$14,204	$14,649	$12,440
8/31/2021	$14,274	$14,730	$12,417
9/30/2021	$14,269	$14,736	$12,309
10/31/2021	$14,322	$14,708	$12,306
11/30/2021	$14,136	$14,556	$12,342
12/31/2021	$14,340	$14,830	$12,311
1/31/2022	$13,918	$14,423	$12,045
2/28/2022	$13,708	$14,294	$11,911
3/31/2022	$13,556	$14,163	$11,580
4/30/2022	$13,075	$13,649	$11,141
5/31/2022	$13,036	$13,681	$11,213
6/30/2022	$12,084	$12,749	$11,037
7/31/2022	$12,727	$13,517	$11,306
8/31/2022	$12,433	$13,196	$10,987
9/30/2022	$11,918	$12,667	$10,512
10/31/2022	$12,230	$13,028	$10,376
11/30/2022	$12,468	$13,273	$10,758
12/31/2022	$12,326	$13,174	$10,709
1/31/2023	$12,725	$13,690	$11,039
2/28/2023	$12,506	$13,515	$10,753
3/31/2023	$12,667	$13,665	$11,026
4/30/2023	$12,773	$13,800	$11,093
5/31/2023	$12,614	$13,669	$10,972
6/30/2023	$12,803	$13,893	$10,933
7/31/2023	$12,953	$14,092	$10,926
8/31/2023	$12,899	$14,135	$10,856
9/30/2023	$12,739	$13,969	$10,580
10/31/2023	$12,536	$13,796	$10,413
11/30/2023	$13,115	$14,426	$10,884
12/31/2023	$13,593	$14,960	$11,301
1/31/2024	$13,625	$14,963	$11,270
2/29/2024	$13,662	$15,008	$11,111
3/31/2024	$13,839	$15,188	$11,213
4/30/2024	$13,682	$15,037	$10,930
5/31/2024	$13,873	$15,209	$11,116
6/30/2024	$13,997	$15,356	$11,221
7/31/2024	$14,232	$15,659	$11,483
8/31/2024	$14,426	$15,909	$11,648
9/30/2024	$14,665	$16,169	$11,804
10/31/2024	$14,591	$16,081	$11,511
11/30/2024	$14,766	$16,266	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	12.59%	3.01%	3.97%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,675,493,606
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 20,093,288
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156623
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R4
Trading Symbol	LHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.91%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,981	$9,939	$10,070
8/31/2015	$9,786	$9,763	$10,055
9/30/2015	$9,577	$9,513	$10,123
10/31/2015	$9,811	$9,771	$10,125
11/30/2015	$9,642	$9,553	$10,098
12/31/2015	$9,404	$9,307	$10,065
1/31/2016	$9,205	$9,159	$10,204
2/29/2016	$9,240	$9,202	$10,276
3/31/2016	$9,592	$9,609	$10,371
4/30/2016	$9,920	$9,993	$10,410
5/31/2016	$9,999	$10,065	$10,413
6/30/2016	$10,107	$10,174	$10,600
7/31/2016	$10,397	$10,431	$10,667
8/31/2016	$10,605	$10,664	$10,655
9/30/2016	$10,673	$10,732	$10,649
10/31/2016	$10,697	$10,766	$10,567
11/30/2016	$10,693	$10,723	$10,317
12/31/2016	$10,891	$10,934	$10,332
1/31/2017	$11,074	$11,081	$10,352
2/28/2017	$11,230	$11,254	$10,422
3/31/2017	$11,197	$11,230	$10,416
4/30/2017	$11,340	$11,357	$10,497
5/31/2017	$11,409	$11,458	$10,577
6/30/2017	$11,418	$11,471	$10,567
7/31/2017	$11,560	$11,603	$10,612
8/31/2017	$11,569	$11,600	$10,707
9/30/2017	$11,696	$11,704	$10,656
10/31/2017	$11,765	$11,750	$10,663
11/30/2017	$11,772	$11,718	$10,649
12/31/2017	$11,812	$11,752	$10,698
1/31/2018	$11,882	$11,828	$10,575
2/28/2018	$11,752	$11,718	$10,474
3/31/2018	$11,684	$11,645	$10,542
4/30/2018	$11,693	$11,723	$10,463
5/31/2018	$11,670	$11,721	$10,538
6/30/2018	$11,678	$11,761	$10,525
7/31/2018	$11,782	$11,893	$10,527
8/31/2018	$11,903	$11,979	$10,595
9/30/2018	$11,958	$12,049	$10,527
10/31/2018	$11,679	$11,851	$10,444
11/30/2018	$11,512	$11,744	$10,506
12/31/2018	$11,199	$11,486	$10,699
1/31/2019	$11,728	$12,014	$10,813
2/28/2019	$11,932	$12,217	$10,806
3/31/2019	$12,037	$12,336	$11,014
4/30/2019	$12,242	$12,509	$11,017
5/31/2019	$12,133	$12,350	$11,212
6/30/2019	$12,491	$12,653	$11,353
7/31/2019	$12,564	$12,717	$11,378
8/31/2019	$12,518	$12,767	$11,673
9/30/2019	$12,524	$12,807	$11,611
10/31/2019	$12,530	$12,837	$11,646
11/30/2019	$12,603	$12,872	$11,640
12/31/2019	$12,864	$13,141	$11,632
1/31/2020	$12,870	$13,142	$11,855
2/29/2020	$12,668	$12,938	$12,069
3/31/2020	$10,718	$11,416	$11,998
4/30/2020	$11,176	$11,850	$12,211
5/31/2020	$11,776	$12,387	$12,268
6/30/2020	$11,885	$12,505	$12,345
7/31/2020	$12,470	$13,098	$12,530
8/31/2020	$12,720	$13,229	$12,428
9/30/2020	$12,559	$13,092	$12,422
10/31/2020	$12,645	$13,151	$12,366
11/30/2020	$13,184	$13,678	$12,488
12/31/2020	$13,453	$13,939	$12,505
1/31/2021	$13,541	$13,993	$12,415
2/28/2021	$13,704	$14,042	$12,236
3/31/2021	$13,683	$14,066	$12,083
4/30/2021	$13,848	$14,220	$12,178
5/31/2021	$13,903	$14,261	$12,218
6/30/2021	$14,107	$14,456	$12,304
7/31/2021	$14,106	$14,506	$12,442
8/31/2021	$14,197	$14,586	$12,418
9/30/2021	$14,195	$14,592	$12,310
10/31/2021	$14,250	$14,565	$12,307
11/30/2021	$14,066	$14,414	$12,344
12/31/2021	$14,274	$14,685	$12,312
1/31/2022	$13,854	$14,282	$12,047
2/28/2022	$13,646	$14,154	$11,912
3/31/2022	$13,497	$14,025	$11,581
4/30/2022	$13,017	$13,515	$11,142
5/31/2022	$12,981	$13,548	$11,214
6/30/2022	$12,048	$12,625	$11,038
7/31/2022	$12,695	$13,385	$11,307
8/31/2022	$12,403	$13,067	$10,988
9/30/2022	$11,869	$12,543	$10,513
10/31/2022	$12,184	$12,901	$10,377
11/30/2022	$12,425	$13,143	$10,759
12/31/2022	$12,305	$13,046	$10,710
1/31/2023	$12,688	$13,556	$11,040
2/28/2023	$12,469	$13,383	$10,754
3/31/2023	$12,634	$13,532	$11,027
4/30/2023	$12,742	$13,665	$11,094
5/31/2023	$12,584	$13,536	$10,973
6/30/2023	$12,777	$13,757	$10,934
7/31/2023	$12,930	$13,955	$10,927
8/31/2023	$12,899	$13,997	$10,857
9/30/2023	$12,719	$13,833	$10,581
10/31/2023	$12,539	$13,661	$10,414
11/30/2023	$13,102	$14,285	$10,886
12/31/2023	$13,585	$14,813	$11,302
1/31/2024	$13,619	$14,817	$11,271
2/29/2024	$13,659	$14,861	$11,112
3/31/2024	$13,840	$15,039	$11,215
4/30/2024	$13,705	$14,890	$10,931
5/31/2024	$13,900	$15,060	$11,117
6/30/2024	$14,005	$15,207	$11,222
7/31/2024	$14,245	$15,506	$11,484
8/31/2024	$14,443	$15,753	$11,649
9/30/2024	$14,686	$16,011	$11,805
10/31/2024	$14,614	$15,924	$11,512
11/30/2024	$14,793	$16,108	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	12.91%	3.26%	4.24%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	5.19%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,675,493,606
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 20,093,288
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156624
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R5
Trading Symbol	LHYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 13.16%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,984	$9,939	$10,070
8/31/2015	$9,792	$9,763	$10,055
9/30/2015	$9,586	$9,513	$10,123
10/31/2015	$9,821	$9,771	$10,125
11/30/2015	$9,654	$9,553	$10,098
12/31/2015	$9,419	$9,307	$10,065
1/31/2016	$9,224	$9,159	$10,204
2/29/2016	$9,260	$9,202	$10,276
3/31/2016	$9,613	$9,609	$10,371
4/30/2016	$9,929	$9,993	$10,410
5/31/2016	$10,024	$10,065	$10,413
6/30/2016	$10,133	$10,174	$10,600
7/31/2016	$10,426	$10,431	$10,667
8/31/2016	$10,636	$10,664	$10,655
9/30/2016	$10,706	$10,732	$10,649
10/31/2016	$10,732	$10,766	$10,567
11/30/2016	$10,731	$10,723	$10,317
12/31/2016	$10,931	$10,934	$10,332
1/31/2017	$11,117	$11,081	$10,352
2/28/2017	$11,275	$11,254	$10,422
3/31/2017	$11,245	$11,230	$10,416
4/30/2017	$11,390	$11,357	$10,497
5/31/2017	$11,462	$11,458	$10,577
6/30/2017	$11,473	$11,471	$10,567
7/31/2017	$11,633	$11,603	$10,612
8/31/2017	$11,630	$11,600	$10,707
9/30/2017	$11,760	$11,704	$10,656
10/31/2017	$11,831	$11,750	$10,663
11/30/2017	$11,841	$11,718	$10,649
12/31/2017	$11,899	$11,752	$10,698
1/31/2018	$11,957	$11,828	$10,575
2/28/2018	$11,829	$11,718	$10,474
3/31/2018	$11,764	$11,645	$10,542
4/30/2018	$11,775	$11,723	$10,463
5/31/2018	$11,755	$11,721	$10,538
6/30/2018	$11,766	$11,761	$10,525
7/31/2018	$11,872	$11,893	$10,527
8/31/2018	$12,013	$11,979	$10,595
9/30/2018	$12,055	$12,049	$10,527
10/31/2018	$11,778	$11,851	$10,444
11/30/2018	$11,612	$11,744	$10,506
12/31/2018	$11,300	$11,486	$10,699
1/31/2019	$11,835	$12,014	$10,813
2/28/2019	$12,042	$12,217	$10,806
3/31/2019	$12,151	$12,336	$11,014
4/30/2019	$12,376	$12,509	$11,017
5/31/2019	$12,253	$12,350	$11,212
6/30/2019	$12,615	$12,653	$11,353
7/31/2019	$12,708	$12,717	$11,378
8/31/2019	$12,649	$12,767	$11,673
9/30/2019	$12,657	$12,807	$11,611
10/31/2019	$12,666	$12,837	$11,646
11/30/2019	$12,742	$12,872	$11,640
12/31/2019	$13,025	$13,141	$11,632
1/31/2020	$13,017	$13,142	$11,855
2/29/2020	$12,816	$12,938	$12,069
3/31/2020	$10,854	$11,416	$11,998
4/30/2020	$11,319	$11,850	$12,211
5/31/2020	$11,926	$12,387	$12,268
6/30/2020	$12,039	$12,505	$12,345
7/31/2020	$12,632	$13,098	$12,530
8/31/2020	$12,886	$13,229	$12,428
9/30/2020	$12,727	$13,092	$12,422
10/31/2020	$12,817	$13,151	$12,366
11/30/2020	$13,363	$13,678	$12,488
12/31/2020	$13,638	$13,939	$12,505
1/31/2021	$13,731	$13,993	$12,415
2/28/2021	$13,897	$14,042	$12,236
3/31/2021	$13,880	$14,066	$12,083
4/30/2021	$14,049	$14,220	$12,178
5/31/2021	$14,108	$14,261	$12,218
6/30/2021	$14,317	$14,456	$12,304
7/31/2021	$14,338	$14,506	$12,442
8/31/2021	$14,415	$14,586	$12,418
9/30/2021	$14,416	$14,592	$12,310
10/31/2021	$14,475	$14,565	$12,307
11/30/2021	$14,292	$14,414	$12,344
12/31/2021	$14,505	$14,685	$12,312
1/31/2022	$14,084	$14,282	$12,047
2/28/2022	$13,876	$14,154	$11,912
3/31/2022	$13,728	$14,025	$11,581
4/30/2022	$13,225	$13,515	$11,142
5/31/2022	$13,211	$13,548	$11,214
6/30/2022	$12,250	$12,625	$11,038
7/31/2022	$12,908	$13,385	$11,307
8/31/2022	$12,615	$13,067	$10,988
9/30/2022	$12,097	$12,543	$10,513
10/31/2022	$12,419	$12,901	$10,377
11/30/2022	$12,646	$13,143	$10,759
12/31/2022	$12,527	$13,046	$10,710
1/31/2023	$12,939	$13,556	$11,040
2/28/2023	$12,720	$13,383	$10,754
3/31/2023	$12,869	$13,532	$11,027
4/30/2023	$12,982	$13,665	$11,094
5/31/2023	$12,846	$13,536	$10,973
6/30/2023	$13,023	$13,757	$10,934
7/31/2023	$13,203	$13,955	$10,927
8/31/2023	$13,153	$13,997	$10,857
9/30/2023	$12,973	$13,833	$10,581
10/31/2023	$12,793	$13,661	$10,414
11/30/2023	$13,390	$14,285	$10,886
12/31/2023	$13,863	$14,813	$11,302
1/31/2024	$13,923	$14,817	$11,271
2/29/2024	$13,967	$14,861	$11,112
3/31/2024	$14,132	$15,039	$11,215
4/30/2024	$13,998	$14,890	$10,931
5/31/2024	$14,199	$15,060	$11,117
6/30/2024	$14,333	$15,207	$11,222
7/31/2024	$14,580	$15,506	$11,484
8/31/2024	$14,785	$15,753	$11,649
9/30/2024	$15,036	$16,011	$11,805
10/31/2024	$14,966	$15,924	$11,512
11/30/2024	$15,152	$16,108	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	13.16%	3.52%	4.51%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	5.19%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,675,493,606
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 20,093,288
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156625
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Yield Fund
Class Name	Class R6
Trading Symbol	LHYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 13.45%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,985	$9,939	$10,070
8/31/2015	$9,793	$9,763	$10,055
9/30/2015	$9,587	$9,513	$10,123
10/31/2015	$9,823	$9,771	$10,125
11/30/2015	$9,670	$9,553	$10,098
12/31/2015	$9,422	$9,307	$10,065
1/31/2016	$9,227	$9,159	$10,204
2/29/2016	$9,264	$9,202	$10,276
3/31/2016	$9,632	$9,609	$10,371
4/30/2016	$9,963	$9,993	$10,410
5/31/2016	$10,045	$10,065	$10,413
6/30/2016	$10,155	$10,174	$10,600
7/31/2016	$10,449	$10,431	$10,667
8/31/2016	$10,646	$10,664	$10,655
9/30/2016	$10,716	$10,732	$10,649
10/31/2016	$10,744	$10,766	$10,567
11/30/2016	$10,758	$10,723	$10,317
12/31/2016	$10,959	$10,934	$10,332
1/31/2017	$11,132	$11,081	$10,352
2/28/2017	$11,305	$11,254	$10,422
3/31/2017	$11,275	$11,230	$10,416
4/30/2017	$11,406	$11,357	$10,497
5/31/2017	$11,493	$11,458	$10,577
6/30/2017	$11,505	$11,471	$10,567
7/31/2017	$11,652	$11,603	$10,612
8/31/2017	$11,664	$11,600	$10,707
9/30/2017	$11,795	$11,704	$10,656
10/31/2017	$11,868	$11,750	$10,663
11/30/2017	$11,879	$11,718	$10,649
12/31/2017	$11,922	$11,752	$10,698
1/31/2018	$11,996	$11,828	$10,575
2/28/2018	$11,869	$11,718	$10,474
3/31/2018	$11,804	$11,645	$10,542
4/30/2018	$11,816	$11,723	$10,463
5/31/2018	$11,797	$11,721	$10,538
6/30/2018	$11,809	$11,761	$10,525
7/31/2018	$11,917	$11,893	$10,527
8/31/2018	$12,043	$11,979	$10,595
9/30/2018	$12,102	$12,049	$10,527
10/31/2018	$11,809	$11,851	$10,444
11/30/2018	$11,660	$11,744	$10,506
12/31/2018	$11,333	$11,486	$10,699
1/31/2019	$11,886	$12,014	$10,813
2/28/2019	$12,078	$12,217	$10,806
3/31/2019	$12,205	$12,336	$11,014
4/30/2019	$12,415	$12,509	$11,017
5/31/2019	$12,308	$12,350	$11,212
6/30/2019	$12,673	$12,653	$11,353
7/31/2019	$12,750	$12,717	$11,378
8/31/2019	$12,709	$12,767	$11,673
9/30/2019	$12,718	$12,807	$11,611
10/31/2019	$12,728	$12,837	$11,646
11/30/2019	$12,805	$12,872	$11,640
12/31/2019	$13,073	$13,141	$11,632
1/31/2020	$13,084	$13,142	$11,855
2/29/2020	$12,883	$12,938	$12,069
3/31/2020	$10,897	$11,416	$11,998
4/30/2020	$11,382	$11,850	$12,211
5/31/2020	$11,975	$12,387	$12,268
6/30/2020	$12,089	$12,505	$12,345
7/31/2020	$12,703	$13,098	$12,530
8/31/2020	$12,942	$13,229	$12,428
9/30/2020	$12,783	$13,092	$12,422
10/31/2020	$12,874	$13,151	$12,366
11/30/2020	$13,442	$13,678	$12,488
12/31/2020	$13,719	$13,939	$12,505
1/31/2021	$13,813	$13,993	$12,415
2/28/2021	$13,963	$14,042	$12,236
3/31/2021	$13,966	$14,066	$12,083
4/30/2021	$14,118	$14,220	$12,178
5/31/2021	$14,197	$14,261	$12,218
6/30/2021	$14,389	$14,456	$12,304
7/31/2021	$14,411	$14,506	$12,442
8/31/2021	$14,489	$14,586	$12,418
9/30/2021	$14,511	$14,592	$12,310
10/31/2021	$14,571	$14,565	$12,307
11/30/2021	$14,370	$14,414	$12,344
12/31/2021	$14,585	$14,685	$12,312
1/31/2022	$14,182	$14,282	$12,047
2/28/2022	$13,974	$14,154	$11,912
3/31/2022	$13,807	$14,025	$11,581
4/30/2022	$13,322	$13,515	$11,142
5/31/2022	$13,290	$13,548	$11,214
6/30/2022	$12,344	$12,625	$11,038
7/31/2022	$13,008	$13,385	$11,307
8/31/2022	$12,714	$13,067	$10,988
9/30/2022	$12,173	$12,543	$10,513
10/31/2022	$12,498	$12,901	$10,377
11/30/2022	$12,748	$13,143	$10,759
12/31/2022	$12,629	$13,046	$10,710
1/31/2023	$13,024	$13,556	$11,040
2/28/2023	$12,805	$13,383	$10,754
3/31/2023	$12,977	$13,532	$11,027
4/30/2023	$13,092	$13,665	$11,094
5/31/2023	$12,935	$13,536	$10,973
6/30/2023	$13,137	$13,757	$10,934
7/31/2023	$13,319	$13,955	$10,927
8/31/2023	$13,269	$13,997	$10,857
9/30/2023	$13,090	$13,833	$10,581
10/31/2023	$12,910	$13,661	$10,414
11/30/2023	$13,491	$14,285	$10,886
12/31/2023	$13,991	$14,813	$11,302
1/31/2024	$14,031	$14,817	$11,271
2/29/2024	$14,076	$14,861	$11,112
3/31/2024	$14,266	$15,039	$11,215
4/30/2024	$14,132	$14,890	$10,931
5/31/2024	$14,337	$15,060	$11,117
6/30/2024	$14,473	$15,207	$11,222
7/31/2024	$14,701	$15,506	$11,484
8/31/2024	$14,932	$15,753	$11,649
9/30/2024	$15,186	$16,011	$11,805
10/31/2024	$15,118	$15,924	$11,512
11/30/2024	$15,306	$16,108	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	13.45%	3.63%	4.62%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	5.19%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,675,493,606
Holdings Count | Holding	745
Advisory Fees Paid, Amount	$ 20,093,288
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020002
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class A
Trading Symbol	LAGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.00%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,766	$10,000	$10,000	$10,000
12/31/2014	$9,685	$10,001	$9,975	$10,009
1/31/2015	$9,857	$10,284	$10,268	$10,219
2/28/2015	$9,860	$10,182	$10,194	$10,123
3/31/2015	$9,862	$10,217	$10,224	$10,170
4/30/2015	$9,863	$10,157	$10,149	$10,134
5/31/2015	$9,829	$10,099	$10,078	$10,109
6/30/2015	$9,692	$9,922	$9,869	$9,999
7/31/2015	$9,658	$9,985	$9,911	$10,069
8/31/2015	$9,522	$9,925	$9,819	$10,054
9/30/2015	$9,489	$9,975	$9,868	$10,122
10/31/2015	$9,560	$10,022	$9,920	$10,124
11/30/2015	$9,526	$10,000	$9,876	$10,097
12/31/2015	$9,386	$9,924	$9,751	$10,064
1/31/2016	$9,282	$9,976	$9,725	$10,203
2/29/2016	$9,283	$10,059	$9,798	$10,275
3/31/2016	$9,674	$10,312	$10,153	$10,370
4/30/2016	$9,886	$10,438	$10,343	$10,409
5/31/2016	$9,883	$10,434	$10,332	$10,412
6/30/2016	$10,096	$10,672	$10,585	$10,599
7/31/2016	$10,272	$10,812	$10,766	$10,666
8/31/2016	$10,342	$10,833	$10,809	$10,654
9/30/2016	$10,373	$10,803	$10,803	$10,648
10/31/2016	$10,365	$10,711	$10,734	$10,566
11/30/2016	$10,103	$10,419	$10,448	$10,316
12/31/2016	$10,206	$10,482	$10,535	$10,331
1/31/2017	$10,309	$10,517	$10,586	$10,351
2/28/2017	$10,414	$10,634	$10,715	$10,421
3/31/2017	$10,444	$10,618	$10,691	$10,415
4/30/2017	$10,512	$10,724	$10,813	$10,496
5/31/2017	$10,616	$10,840	$10,947	$10,576
6/30/2017	$10,647	$10,868	$10,983	$10,566
7/31/2017	$10,752	$10,947	$11,073	$10,611
8/31/2017	$10,784	$11,039	$11,146	$10,706
9/30/2017	$10,817	$11,014	$11,143	$10,655
10/31/2017	$10,849	$11,052	$11,194	$10,662
11/30/2017	$10,843	$11,042	$11,175	$10,648
12/31/2017	$10,913	$11,130	$11,282	$10,697
1/31/2018	$10,870	$11,026	$11,207	$10,574
2/28/2018	$10,753	$10,859	$11,022	$10,473
3/31/2018	$10,751	$10,893	$11,040	$10,540
4/30/2018	$10,672	$10,793	$10,936	$10,462
5/31/2018	$10,709	$10,848	$10,983	$10,537
6/30/2018	$10,669	$10,797	$10,910	$10,524
7/31/2018	$10,744	$10,875	$11,023	$10,526
8/31/2018	$10,743	$10,930	$11,070	$10,594
9/30/2018	$10,741	$10,893	$11,051	$10,526
10/31/2018	$10,621	$10,741	$10,874	$10,443
11/30/2018	$10,541	$10,734	$10,829	$10,505
12/31/2018	$10,619	$10,895	$10,961	$10,698
1/31/2019	$10,855	$11,130	$11,243	$10,812
2/28/2019	$10,934	$11,154	$11,284	$10,805
3/31/2019	$11,171	$11,426	$11,588	$11,013
4/30/2019	$11,250	$11,482	$11,692	$11,016
5/31/2019	$11,328	$11,651	$11,831	$11,211
6/30/2019	$11,567	$11,914	$12,152	$11,352
7/31/2019	$11,645	$11,975	$12,231	$11,377
8/31/2019	$11,885	$12,350	$12,593	$11,672
9/30/2019	$11,841	$12,269	$12,532	$11,610
10/31/2019	$11,878	$12,339	$12,619	$11,645
11/30/2019	$11,914	$12,362	$12,666	$11,639
12/31/2019	$11,991	$12,398	$12,742	$11,630
1/31/2020	$12,234	$12,688	$13,033	$11,854
2/29/2020	$12,312	$12,861	$13,166	$12,068
3/31/2020	$10,900	$12,008	$11,838	$11,997
4/30/2020	$11,481	$12,558	$12,596	$12,210
5/31/2020	$11,811	$12,762	$12,874	$12,267
6/30/2020	$12,101	$12,995	$13,200	$12,344
7/31/2020	$12,515	$13,396	$13,647	$12,528
8/31/2020	$12,467	$13,226	$13,504	$12,427
9/30/2020	$12,460	$13,190	$13,465	$12,420
10/31/2020	$12,409	$13,161	$13,467	$12,365
11/30/2020	$12,825	$13,496	$13,904	$12,486
12/31/2020	$12,944	$13,557	$14,002	$12,504
1/31/2021	$12,935	$13,396	$13,847	$12,414
2/28/2021	$12,796	$13,164	$13,630	$12,235
3/31/2021	$12,615	$12,954	$13,420	$12,082
4/30/2021	$12,777	$13,091	$13,567	$12,177
5/31/2021	$12,853	$13,186	$13,684	$12,217
6/30/2021	$13,059	$13,384	$13,923	$12,303
7/31/2021	$13,222	$13,558	$14,119	$12,440
8/31/2021	$13,211	$13,526	$14,078	$12,417
9/30/2021	$13,112	$13,381	$13,939	$12,309
10/31/2021	$13,100	$13,410	$13,971	$12,306
11/30/2021	$13,131	$13,421	$13,966	$12,342
12/31/2021	$13,113	$13,411	$13,970	$12,311
1/31/2022	$12,831	$12,981	$13,488	$12,045
2/28/2022	$12,595	$12,736	$13,205	$11,911
3/31/2022	$12,269	$12,416	$12,861	$11,580
4/30/2022	$11,762	$11,765	$12,140	$11,141
5/31/2022	$11,707	$11,869	$12,240	$11,213
6/30/2022	$11,336	$11,559	$11,858	$11,037
7/31/2022	$11,695	$11,910	$12,252	$11,306
8/31/2022	$11,372	$11,574	$11,906	$10,987
9/30/2022	$10,771	$10,987	$11,289	$10,512
10/31/2022	$10,675	$10,874	$11,204	$10,376
11/30/2022	$11,132	$11,414	$11,795	$10,758
12/31/2022	$11,082	$11,365	$11,749	$10,709
1/31/2023	$11,544	$11,798	$12,242	$11,039
2/28/2023	$11,213	$11,443	$11,844	$10,753
3/31/2023	$11,493	$11,757	$12,168	$11,026
4/30/2023	$11,587	$11,849	$12,261	$11,093
5/31/2023	$11,444	$11,684	$12,085	$10,972
6/30/2023	$11,443	$11,720	$12,157	$10,933
7/31/2023	$11,538	$11,756	$12,218	$10,926
8/31/2023	$11,443	$11,672	$12,130	$10,856
9/30/2023	$11,156	$11,368	$11,828	$10,580
10/31/2023	$10,965	$11,166	$11,610	$10,413
11/30/2023	$11,550	$11,800	$12,319	$10,884
12/31/2023	$12,042	$12,295	$12,866	$11,301
1/31/2024	$12,046	$12,273	$12,861	$11,270
2/29/2024	$11,900	$12,096	$12,674	$11,111
3/31/2024	$12,103	$12,244	$12,848	$11,213
4/30/2024	$11,811	$11,940	$12,536	$10,930
5/31/2024	$12,066	$12,157	$12,779	$11,116
6/30/2024	$12,174	$12,238	$12,858	$11,221
7/31/2024	$12,431	$12,526	$13,163	$11,483
8/31/2024	$12,641	$12,720	$13,367	$11,648
9/30/2024	$12,797	$12,937	$13,599	$11,804
10/31/2024	$12,547	$12,625	$13,297	$11,511
11/30/2024	$12,705	$12,786	$13,493	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	10.00%	1.29%	2.67%
Class A with sales charge	7.73%	0.81%	2.42%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,624,929,247
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,072,755
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020004
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class C
Trading Symbol	LAUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.33%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.31%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,947	$10,001	$9,975	$10,009
1/31/2015	$10,082	$10,284	$10,268	$10,219
2/28/2015	$10,080	$10,182	$10,194	$10,123
3/31/2015	$10,077	$10,217	$10,224	$10,170
4/30/2015	$10,073	$10,157	$10,149	$10,134
5/31/2015	$10,034	$10,099	$10,078	$10,109
6/30/2015	$9,889	$9,922	$9,869	$9,999
7/31/2015	$9,850	$9,985	$9,911	$10,069
8/31/2015	$9,706	$9,925	$9,819	$10,054
9/30/2015	$9,703	$9,975	$9,868	$10,122
10/31/2015	$9,770	$10,022	$9,920	$10,124
11/30/2015	$9,695	$10,000	$9,876	$10,097
12/31/2015	$9,548	$9,924	$9,751	$10,064
1/31/2016	$9,473	$9,976	$9,725	$10,203
2/29/2016	$9,435	$10,059	$9,798	$10,275
3/31/2016	$9,861	$10,312	$10,153	$10,370
4/30/2016	$10,035	$10,438	$10,343	$10,409
5/31/2016	$10,026	$10,434	$10,332	$10,412
6/30/2016	$10,236	$10,672	$10,585	$10,599
7/31/2016	$10,410	$10,812	$10,766	$10,666
8/31/2016	$10,511	$10,833	$10,809	$10,654
9/30/2016	$10,501	$10,803	$10,803	$10,648
10/31/2016	$10,487	$10,711	$10,734	$10,566
11/30/2016	$10,254	$10,419	$10,448	$10,316
12/31/2016	$10,316	$10,482	$10,535	$10,331
1/31/2017	$10,415	$10,517	$10,586	$10,351
2/28/2017	$10,552	$10,634	$10,715	$10,421
3/31/2017	$10,541	$10,618	$10,691	$10,415
4/30/2017	$10,641	$10,724	$10,813	$10,496
5/31/2017	$10,740	$10,840	$10,947	$10,576
6/30/2017	$10,728	$10,868	$10,983	$10,566
7/31/2017	$10,829	$10,947	$11,073	$10,611
8/31/2017	$10,893	$11,039	$11,146	$10,706
9/30/2017	$10,882	$11,014	$11,143	$10,655
10/31/2017	$10,909	$11,052	$11,194	$10,662
11/30/2017	$10,898	$11,042	$11,175	$10,648
12/31/2017	$10,963	$11,130	$11,282	$10,697
1/31/2018	$10,952	$11,026	$11,207	$10,574
2/28/2018	$10,791	$10,859	$11,022	$10,473
3/31/2018	$10,784	$10,893	$11,040	$10,540
4/30/2018	$10,739	$10,793	$10,936	$10,462
5/31/2018	$10,731	$10,848	$10,983	$10,537
6/30/2018	$10,686	$10,797	$10,910	$10,524
7/31/2018	$10,756	$10,875	$11,023	$10,526
8/31/2018	$10,787	$10,930	$11,070	$10,594
9/30/2018	$10,780	$10,893	$11,051	$10,526
10/31/2018	$10,616	$10,741	$10,874	$10,443
11/30/2018	$10,571	$10,734	$10,829	$10,505
12/31/2018	$10,643	$10,895	$10,961	$10,698
1/31/2019	$10,873	$11,130	$11,243	$10,812
2/28/2019	$10,906	$11,154	$11,284	$10,805
3/31/2019	$11,137	$11,426	$11,588	$11,013
4/30/2019	$11,209	$11,482	$11,692	$11,016
5/31/2019	$11,321	$11,651	$11,831	$11,211
6/30/2019	$11,553	$11,914	$12,152	$11,352
7/31/2019	$11,625	$11,975	$12,231	$11,377
8/31/2019	$11,816	$12,350	$12,593	$11,672
9/30/2019	$11,767	$12,269	$12,532	$11,610
10/31/2019	$11,837	$12,339	$12,619	$11,645
11/30/2019	$11,867	$12,362	$12,666	$11,639
12/31/2019	$11,897	$12,398	$12,742	$11,630
1/31/2020	$12,172	$12,688	$13,033	$11,854
2/29/2020	$12,202	$12,861	$13,166	$12,068
3/31/2020	$10,801	$12,008	$11,838	$11,997
4/30/2020	$11,369	$12,558	$12,596	$12,210
5/31/2020	$11,731	$12,762	$12,874	$12,267
6/30/2020	$11,969	$12,995	$13,200	$12,344
7/31/2020	$12,371	$13,396	$13,647	$12,528
8/31/2020	$12,359	$13,226	$13,504	$12,427
9/30/2020	$12,305	$13,190	$13,465	$12,420
10/31/2020	$12,289	$13,161	$13,467	$12,365
11/30/2020	$12,651	$13,496	$13,904	$12,486
12/31/2020	$12,803	$13,557	$14,002	$12,504
1/31/2021	$12,745	$13,396	$13,847	$12,414
2/28/2021	$12,603	$13,164	$13,630	$12,235
3/31/2021	$12,418	$12,954	$13,420	$12,082
4/30/2021	$12,570	$13,091	$13,567	$12,177
5/31/2021	$12,638	$13,186	$13,684	$12,217
6/30/2021	$12,833	$13,384	$13,923	$12,303
7/31/2021	$12,987	$13,558	$14,119	$12,440
8/31/2021	$12,969	$13,526	$14,078	$12,417
9/30/2021	$12,866	$13,381	$13,939	$12,309
10/31/2021	$12,890	$13,410	$13,971	$12,306
11/30/2021	$12,871	$13,421	$13,966	$12,342
12/31/2021	$12,890	$13,411	$13,970	$12,311
1/31/2022	$12,564	$12,981	$13,488	$12,045
2/28/2022	$12,328	$12,736	$13,205	$11,911
3/31/2022	$12,004	$12,416	$12,861	$11,580
4/30/2022	$11,504	$11,765	$12,140	$11,141
5/31/2022	$11,445	$11,869	$12,240	$11,213
6/30/2022	$11,078	$11,559	$11,858	$11,037
7/31/2022	$11,421	$11,910	$12,252	$11,306
8/31/2022	$11,101	$11,574	$11,906	$10,987
9/30/2022	$10,512	$10,987	$11,289	$10,512
10/31/2022	$10,413	$10,874	$11,204	$10,376
11/30/2022	$10,852	$11,414	$11,795	$10,758
12/31/2022	$10,798	$11,365	$11,749	$10,709
1/31/2023	$11,240	$11,798	$12,242	$11,039
2/28/2023	$10,914	$11,443	$11,844	$10,753
3/31/2023	$11,181	$11,757	$12,168	$11,026
4/30/2023	$11,266	$11,849	$12,261	$11,093
5/31/2023	$11,122	$11,684	$12,085	$10,972
6/30/2023	$11,116	$11,720	$12,157	$10,933
7/31/2023	$11,202	$11,756	$12,218	$10,926
8/31/2023	$11,105	$11,672	$12,130	$10,856
9/30/2023	$10,822	$11,368	$11,828	$10,580
10/31/2023	$10,585	$11,166	$11,610	$10,413
11/30/2023	$11,192	$11,800	$12,319	$10,884
12/31/2023	$11,661	$12,295	$12,866	$11,301
1/31/2024	$11,658	$12,273	$12,861	$11,270
2/29/2024	$11,513	$12,096	$12,674	$11,111
3/31/2024	$11,702	$12,244	$12,848	$11,213
4/30/2024	$11,415	$11,940	$12,536	$10,930
5/31/2024	$11,655	$12,157	$12,779	$11,116
6/30/2024	$11,752	$12,238	$12,858	$11,221
7/31/2024	$11,994	$12,526	$13,163	$11,483
8/31/2024	$12,189	$12,720	$13,367	$11,648
9/30/2024	$12,333	$12,937	$13,599	$11,804
10/31/2024	$12,088	$12,625	$13,297	$11,511
11/30/2024	$12,233	$12,786	$13,493	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	9.31%	0.61%	2.04%
Class C with sales charge	8.31%	0.61%	2.04%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,624,929,247
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,072,755
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054897
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class F
Trading Symbol	LAUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.14%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,918	$10,001	$9,975	$10,009
1/31/2015	$10,094	$10,284	$10,268	$10,219
2/28/2015	$10,098	$10,182	$10,194	$10,123
3/31/2015	$10,101	$10,217	$10,224	$10,170
4/30/2015	$10,103	$10,157	$10,149	$10,134
5/31/2015	$10,069	$10,099	$10,078	$10,109
6/30/2015	$9,930	$9,922	$9,869	$9,999
7/31/2015	$9,896	$9,985	$9,911	$10,069
8/31/2015	$9,757	$9,925	$9,819	$10,054
9/30/2015	$9,724	$9,975	$9,868	$10,122
10/31/2015	$9,797	$10,022	$9,920	$10,124
11/30/2015	$9,763	$10,000	$9,876	$10,097
12/31/2015	$9,621	$9,924	$9,751	$10,064
1/31/2016	$9,515	$9,976	$9,725	$10,203
2/29/2016	$9,517	$10,059	$9,798	$10,275
3/31/2016	$9,918	$10,312	$10,153	$10,370
4/30/2016	$10,136	$10,438	$10,343	$10,409
5/31/2016	$10,134	$10,434	$10,332	$10,412
6/30/2016	$10,353	$10,672	$10,585	$10,599
7/31/2016	$10,535	$10,812	$10,766	$10,666
8/31/2016	$10,607	$10,833	$10,809	$10,654
9/30/2016	$10,640	$10,803	$10,803	$10,648
10/31/2016	$10,632	$10,711	$10,734	$10,566
11/30/2016	$10,364	$10,419	$10,448	$10,316
12/31/2016	$10,471	$10,482	$10,535	$10,331
1/31/2017	$10,578	$10,517	$10,586	$10,351
2/28/2017	$10,685	$10,634	$10,715	$10,421
3/31/2017	$10,718	$10,618	$10,691	$10,415
4/30/2017	$10,788	$10,724	$10,813	$10,496
5/31/2017	$10,896	$10,840	$10,947	$10,576
6/30/2017	$10,928	$10,868	$10,983	$10,566
7/31/2017	$11,037	$10,947	$11,073	$10,611
8/31/2017	$11,071	$11,039	$11,146	$10,706
9/30/2017	$11,105	$11,014	$11,143	$10,655
10/31/2017	$11,139	$11,052	$11,194	$10,662
11/30/2017	$11,134	$11,042	$11,175	$10,648
12/31/2017	$11,207	$11,130	$11,282	$10,697
1/31/2018	$11,164	$11,026	$11,207	$10,574
2/28/2018	$11,044	$10,859	$11,022	$10,473
3/31/2018	$11,043	$10,893	$11,040	$10,540
4/30/2018	$10,963	$10,793	$10,936	$10,462
5/31/2018	$11,002	$10,848	$10,983	$10,537
6/30/2018	$10,961	$10,797	$10,910	$10,524
7/31/2018	$11,040	$10,875	$11,023	$10,526
8/31/2018	$11,039	$10,930	$11,070	$10,594
9/30/2018	$11,038	$10,893	$11,051	$10,526
10/31/2018	$10,916	$10,741	$10,874	$10,443
11/30/2018	$10,875	$10,734	$10,829	$10,505
12/31/2018	$10,916	$10,895	$10,961	$10,698
1/31/2019	$11,159	$11,130	$11,243	$10,812
2/28/2019	$11,241	$11,154	$11,284	$10,805
3/31/2019	$11,486	$11,426	$11,588	$11,013
4/30/2019	$11,567	$11,482	$11,692	$11,016
5/31/2019	$11,648	$11,651	$11,831	$11,211
6/30/2019	$11,896	$11,914	$12,152	$11,352
7/31/2019	$11,977	$11,975	$12,231	$11,377
8/31/2019	$12,224	$12,350	$12,593	$11,672
9/30/2019	$12,180	$12,269	$12,532	$11,610
10/31/2019	$12,260	$12,339	$12,619	$11,645
11/30/2019	$12,299	$12,362	$12,666	$11,639
12/31/2019	$12,337	$12,398	$12,742	$11,630
1/31/2020	$12,588	$12,688	$13,033	$11,854
2/29/2020	$12,669	$12,861	$13,166	$12,068
3/31/2020	$11,217	$12,008	$11,838	$11,997
4/30/2020	$11,816	$12,558	$12,596	$12,210
5/31/2020	$12,157	$12,762	$12,874	$12,267
6/30/2020	$12,455	$12,995	$13,200	$12,344
7/31/2020	$12,883	$13,396	$13,647	$12,528
8/31/2020	$12,835	$13,226	$13,504	$12,427
9/30/2020	$12,829	$13,190	$13,465	$12,420
10/31/2020	$12,777	$13,161	$13,467	$12,365
11/30/2020	$13,207	$13,496	$13,904	$12,486
12/31/2020	$13,330	$13,557	$14,002	$12,504
1/31/2021	$13,322	$13,396	$13,847	$12,414
2/28/2021	$13,180	$13,164	$13,630	$12,235
3/31/2021	$12,994	$12,954	$13,420	$12,082
4/30/2021	$13,162	$13,091	$13,567	$12,177
5/31/2021	$13,242	$13,186	$13,684	$12,217
6/30/2021	$13,455	$13,384	$13,923	$12,303
7/31/2021	$13,624	$13,558	$14,119	$12,440
8/31/2021	$13,614	$13,526	$14,078	$12,417
9/30/2021	$13,513	$13,381	$13,939	$12,309
10/31/2021	$13,502	$13,410	$13,971	$12,306
11/30/2021	$13,535	$13,421	$13,966	$12,342
12/31/2021	$13,563	$13,411	$13,970	$12,311
1/31/2022	$13,228	$12,981	$13,488	$12,045
2/28/2022	$12,985	$12,736	$13,205	$11,911
3/31/2022	$12,650	$12,416	$12,861	$11,580
4/30/2022	$12,129	$11,765	$12,140	$11,141
5/31/2022	$12,073	$11,869	$12,240	$11,213
6/30/2022	$11,691	$11,559	$11,858	$11,037
7/31/2022	$12,062	$11,910	$12,252	$11,306
8/31/2022	$11,730	$11,574	$11,906	$10,987
9/30/2022	$11,112	$10,987	$11,289	$10,512
10/31/2022	$11,013	$10,874	$11,204	$10,376
11/30/2022	$11,486	$11,414	$11,795	$10,758
12/31/2022	$11,435	$11,365	$11,749	$10,709
1/31/2023	$11,913	$11,798	$12,242	$11,039
2/28/2023	$11,572	$11,443	$11,844	$10,753
3/31/2023	$11,862	$11,757	$12,168	$11,026
4/30/2023	$11,960	$11,849	$12,261	$11,093
5/31/2023	$11,813	$11,684	$12,085	$10,972
6/30/2023	$11,813	$11,720	$12,157	$10,933
7/31/2023	$11,912	$11,756	$12,218	$10,926
8/31/2023	$11,815	$11,672	$12,130	$10,856
9/30/2023	$11,519	$11,368	$11,828	$10,580
10/31/2023	$11,273	$11,166	$11,610	$10,413
11/30/2023	$11,879	$11,800	$12,319	$10,884
12/31/2023	$12,387	$12,295	$12,866	$11,301
1/31/2024	$12,392	$12,273	$12,861	$11,270
2/29/2024	$12,294	$12,096	$12,674	$11,111
3/31/2024	$12,453	$12,244	$12,848	$11,213
4/30/2024	$12,204	$11,940	$12,536	$10,930
5/31/2024	$12,417	$12,157	$12,779	$11,116
6/30/2024	$12,528	$12,238	$12,858	$11,221
7/31/2024	$12,848	$12,526	$13,163	$11,483
8/31/2024	$13,013	$12,720	$13,367	$11,648
9/30/2024	$13,228	$12,937	$13,599	$11,804
10/31/2024	$12,918	$12,625	$13,297	$11,511
11/30/2024	$13,083	$12,786	$13,493	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	10.14%	1.24%	2.72%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,624,929,247
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,072,755
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188242
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class F3
Trading Symbol	LOGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.29%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,099	$10,073	$10,086	$10,051
5/31/2017	$10,166	$10,182	$10,211	$10,128
6/30/2017	$10,198	$10,208	$10,244	$10,118
7/31/2017	$10,266	$10,283	$10,329	$10,162
8/31/2017	$10,335	$10,369	$10,396	$10,253
9/30/2017	$10,333	$10,346	$10,394	$10,204
10/31/2017	$10,402	$10,381	$10,442	$10,210
11/30/2017	$10,399	$10,372	$10,423	$10,197
12/31/2017	$10,469	$10,454	$10,524	$10,244
1/31/2018	$10,430	$10,357	$10,454	$10,126
2/28/2018	$10,320	$10,200	$10,281	$10,030
3/31/2018	$10,320	$10,232	$10,298	$10,094
4/30/2018	$10,247	$10,138	$10,201	$10,019
5/31/2018	$10,285	$10,190	$10,244	$10,091
6/30/2018	$10,249	$10,142	$10,177	$10,078
7/31/2018	$10,287	$10,215	$10,282	$10,080
8/31/2018	$10,325	$10,267	$10,326	$10,145
9/30/2018	$10,325	$10,232	$10,308	$10,080
10/31/2018	$10,213	$10,089	$10,143	$10,000
11/30/2018	$10,138	$10,082	$10,101	$10,060
12/31/2018	$10,216	$10,234	$10,224	$10,245
1/31/2019	$10,446	$10,455	$10,487	$10,354
2/28/2019	$10,524	$10,477	$10,525	$10,348
3/31/2019	$10,755	$10,732	$10,809	$10,546
4/30/2019	$10,832	$10,785	$10,906	$10,549
5/31/2019	$10,910	$10,944	$11,036	$10,736
6/30/2019	$11,143	$11,191	$11,335	$10,871
7/31/2019	$11,221	$11,249	$11,409	$10,895
8/31/2019	$11,454	$11,600	$11,746	$11,177
9/30/2019	$11,415	$11,524	$11,689	$11,118
10/31/2019	$11,452	$11,590	$11,771	$11,151
11/30/2019	$11,490	$11,612	$11,815	$11,146
12/31/2019	$11,567	$11,645	$11,886	$11,138
1/31/2020	$11,804	$11,918	$12,157	$11,352
2/29/2020	$11,881	$12,080	$12,280	$11,557
3/31/2020	$10,521	$11,279	$11,042	$11,489
4/30/2020	$11,085	$11,796	$11,749	$11,693
5/31/2020	$11,407	$11,987	$12,008	$11,747
6/30/2020	$11,689	$12,206	$12,313	$11,821
7/31/2020	$12,092	$12,583	$12,730	$11,998
8/31/2020	$12,049	$12,423	$12,596	$11,901
9/30/2020	$12,045	$12,389	$12,559	$11,894
10/31/2020	$11,998	$12,362	$12,561	$11,841
11/30/2020	$12,403	$12,677	$12,969	$11,958
12/31/2020	$12,521	$12,734	$13,060	$11,974
1/31/2021	$12,515	$12,583	$12,916	$11,888
2/28/2021	$12,384	$12,365	$12,714	$11,716
3/31/2021	$12,210	$12,168	$12,517	$11,570
4/30/2021	$12,370	$12,297	$12,655	$11,662
5/31/2021	$12,447	$12,386	$12,764	$11,700
6/30/2021	$12,649	$12,572	$12,987	$11,782
7/31/2021	$12,810	$12,735	$13,170	$11,914
8/31/2021	$12,803	$12,705	$13,131	$11,891
9/30/2021	$12,710	$12,569	$13,001	$11,788
10/31/2021	$12,701	$12,596	$13,031	$11,785
11/30/2021	$12,733	$12,607	$13,027	$11,820
12/31/2021	$12,719	$12,597	$13,031	$11,789
1/31/2022	$12,449	$12,193	$12,581	$11,535
2/28/2022	$12,222	$11,963	$12,317	$11,407
3/31/2022	$11,909	$11,662	$11,997	$11,090
4/30/2022	$11,420	$11,051	$11,324	$10,669
5/31/2022	$11,369	$11,149	$11,417	$10,738
6/30/2022	$11,011	$10,858	$11,061	$10,569
7/31/2022	$11,363	$11,187	$11,428	$10,828
8/31/2022	$11,052	$10,871	$11,105	$10,522
9/30/2022	$10,471	$10,320	$10,530	$10,067
10/31/2022	$10,379	$10,214	$10,451	$9,937
11/30/2022	$10,826	$10,721	$11,001	$10,302
12/31/2022	$10,781	$10,675	$10,959	$10,256
1/31/2023	$11,232	$11,082	$11,419	$10,571
2/28/2023	$10,912	$10,749	$11,047	$10,298
3/31/2023	$11,188	$11,043	$11,350	$10,559
4/30/2023	$11,281	$11,130	$11,436	$10,623
5/31/2023	$11,145	$10,975	$11,272	$10,508
6/30/2023	$11,146	$11,009	$11,339	$10,470
7/31/2023	$11,242	$11,043	$11,396	$10,463
8/31/2023	$11,151	$10,963	$11,315	$10,396
9/30/2023	$10,874	$10,678	$11,032	$10,132
10/31/2023	$10,690	$10,488	$10,830	$9,972
11/30/2023	$11,263	$11,083	$11,490	$10,424
12/31/2023	$11,745	$11,548	$12,001	$10,823
1/31/2024	$11,751	$11,528	$11,996	$10,793
2/29/2024	$11,612	$11,361	$11,821	$10,640
3/31/2024	$11,812	$11,501	$11,984	$10,739
4/30/2024	$11,530	$11,215	$11,693	$10,467
5/31/2024	$11,782	$11,419	$11,919	$10,645
6/30/2024	$11,889	$11,495	$11,994	$10,746
7/31/2024	$12,143	$11,765	$12,278	$10,997
8/31/2024	$12,351	$11,948	$12,468	$11,155
9/30/2024	$12,506	$12,152	$12,685	$11,304
10/31/2024	$12,265	$11,859	$12,403	$11,024
11/30/2024	$12,422	$12,010	$12,586	$11,140

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	10.29%	1.57%	2.87%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.42%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.05%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,624,929,247
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,072,755
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020001
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class I
Trading Symbol	LAUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.22%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,919	$10,001	$9,975	$10,009
1/31/2015	$10,096	$10,284	$10,268	$10,219
2/28/2015	$10,101	$10,182	$10,194	$10,123
3/31/2015	$10,105	$10,217	$10,224	$10,170
4/30/2015	$10,107	$10,157	$10,149	$10,134
5/31/2015	$10,074	$10,099	$10,078	$10,109
6/30/2015	$9,936	$9,922	$9,869	$9,999
7/31/2015	$9,903	$9,985	$9,911	$10,069
8/31/2015	$9,765	$9,925	$9,819	$10,054
9/30/2015	$9,733	$9,975	$9,868	$10,122
10/31/2015	$9,807	$10,022	$9,920	$10,124
11/30/2015	$9,773	$10,000	$9,876	$10,097
12/31/2015	$9,632	$9,924	$9,751	$10,064
1/31/2016	$9,526	$9,976	$9,725	$10,203
2/29/2016	$9,529	$10,059	$9,798	$10,275
3/31/2016	$9,932	$10,312	$10,153	$10,370
4/30/2016	$10,151	$10,438	$10,343	$10,409
5/31/2016	$10,150	$10,434	$10,332	$10,412
6/30/2016	$10,370	$10,672	$10,585	$10,599
7/31/2016	$10,553	$10,812	$10,766	$10,666
8/31/2016	$10,626	$10,833	$10,809	$10,654
9/30/2016	$10,660	$10,803	$10,803	$10,648
10/31/2016	$10,653	$10,711	$10,734	$10,566
11/30/2016	$10,386	$10,419	$10,448	$10,316
12/31/2016	$10,493	$10,482	$10,535	$10,331
1/31/2017	$10,602	$10,517	$10,586	$10,351
2/28/2017	$10,710	$10,634	$10,715	$10,421
3/31/2017	$10,744	$10,618	$10,691	$10,415
4/30/2017	$10,815	$10,724	$10,813	$10,496
5/31/2017	$10,924	$10,840	$10,947	$10,576
6/30/2017	$10,957	$10,868	$10,983	$10,566
7/31/2017	$11,029	$10,947	$11,073	$10,611
8/31/2017	$11,102	$11,039	$11,146	$10,706
9/30/2017	$11,138	$11,014	$11,143	$10,655
10/31/2017	$11,173	$11,052	$11,194	$10,662
11/30/2017	$11,169	$11,042	$11,175	$10,648
12/31/2017	$11,243	$11,130	$11,282	$10,697
1/31/2018	$11,201	$11,026	$11,207	$10,574
2/28/2018	$11,081	$10,859	$11,022	$10,473
3/31/2018	$11,081	$10,893	$11,040	$10,540
4/30/2018	$11,002	$10,793	$10,936	$10,462
5/31/2018	$11,042	$10,848	$10,983	$10,537
6/30/2018	$11,002	$10,797	$10,910	$10,524
7/31/2018	$11,081	$10,875	$11,023	$10,526
8/31/2018	$11,081	$10,930	$11,070	$10,594
9/30/2018	$11,081	$10,893	$11,051	$10,526
10/31/2018	$10,959	$10,741	$10,874	$10,443
11/30/2018	$10,879	$10,734	$10,829	$10,505
12/31/2018	$10,962	$10,895	$10,961	$10,698
1/31/2019	$11,207	$11,130	$11,243	$10,812
2/28/2019	$11,290	$11,154	$11,284	$10,805
3/31/2019	$11,537	$11,426	$11,588	$11,013
4/30/2019	$11,620	$11,482	$11,692	$11,016
5/31/2019	$11,702	$11,651	$11,831	$11,211
6/30/2019	$11,952	$11,914	$12,152	$11,352
7/31/2019	$12,034	$11,975	$12,231	$11,377
8/31/2019	$12,284	$12,350	$12,593	$11,672
9/30/2019	$12,241	$12,269	$12,532	$11,610
10/31/2019	$12,323	$12,339	$12,619	$11,645
11/30/2019	$12,362	$12,362	$12,666	$11,639
12/31/2019	$12,402	$12,398	$12,742	$11,630
1/31/2020	$12,655	$12,688	$13,033	$11,854
2/29/2020	$12,737	$12,861	$13,166	$12,068
3/31/2020	$11,278	$12,008	$11,838	$11,997
4/30/2020	$11,881	$12,558	$12,596	$12,210
5/31/2020	$12,226	$12,762	$12,874	$12,267
6/30/2020	$12,527	$12,995	$13,200	$12,344
7/31/2020	$12,959	$13,396	$13,647	$12,528
8/31/2020	$12,911	$13,226	$13,504	$12,427
9/30/2020	$12,906	$13,190	$13,465	$12,420
10/31/2020	$12,855	$13,161	$13,467	$12,365
11/30/2020	$13,288	$13,496	$13,904	$12,486
12/31/2020	$13,414	$13,557	$14,002	$12,504
1/31/2021	$13,407	$13,396	$13,847	$12,414
2/28/2021	$13,265	$13,164	$13,630	$12,235
3/31/2021	$13,079	$12,954	$13,420	$12,082
4/30/2021	$13,249	$13,091	$13,567	$12,177
5/31/2021	$13,330	$13,186	$13,684	$12,217
6/30/2021	$13,546	$13,384	$13,923	$12,303
7/31/2021	$13,718	$13,558	$14,119	$12,440
8/31/2021	$13,709	$13,526	$14,078	$12,417
9/30/2021	$13,608	$13,381	$13,939	$12,309
10/31/2021	$13,643	$13,410	$13,971	$12,306
11/30/2021	$13,632	$13,421	$13,966	$12,342
12/31/2021	$13,662	$13,411	$13,970	$12,311
1/31/2022	$13,325	$12,981	$13,488	$12,045
2/28/2022	$13,128	$12,736	$13,205	$11,911
3/31/2022	$12,745	$12,416	$12,861	$11,580
4/30/2022	$12,221	$11,765	$12,140	$11,141
5/31/2022	$12,166	$11,869	$12,240	$11,213
6/30/2022	$11,782	$11,559	$11,858	$11,037
7/31/2022	$12,157	$11,910	$12,252	$11,306
8/31/2022	$11,824	$11,574	$11,906	$10,987
9/30/2022	$11,201	$10,987	$11,289	$10,512
10/31/2022	$11,102	$10,874	$11,204	$10,376
11/30/2022	$11,580	$11,414	$11,795	$10,758
12/31/2022	$11,531	$11,365	$11,749	$10,709
1/31/2023	$12,013	$11,798	$12,242	$11,039
2/28/2023	$11,670	$11,443	$11,844	$10,753
3/31/2023	$12,013	$11,757	$12,168	$11,026
4/30/2023	$12,112	$11,849	$12,261	$11,093
5/31/2023	$11,916	$11,684	$12,085	$10,972
6/30/2023	$11,967	$11,720	$12,157	$10,933
7/31/2023	$12,018	$11,756	$12,218	$10,926
8/31/2023	$11,971	$11,672	$12,130	$10,856
9/30/2023	$11,624	$11,368	$11,828	$10,580
10/31/2023	$11,427	$11,166	$11,610	$10,413
11/30/2023	$12,039	$11,800	$12,319	$10,884
12/31/2023	$12,554	$12,295	$12,866	$11,301
1/31/2024	$12,559	$12,273	$12,861	$11,270
2/29/2024	$12,461	$12,096	$12,674	$11,111
3/31/2024	$12,623	$12,244	$12,848	$11,213
4/30/2024	$12,321	$11,940	$12,536	$10,930
5/31/2024	$12,589	$12,157	$12,779	$11,116
6/30/2024	$12,703	$12,238	$12,858	$11,221
7/31/2024	$12,974	$12,526	$13,163	$11,483
8/31/2024	$13,195	$12,720	$13,367	$11,648
9/30/2024	$13,360	$12,937	$13,599	$11,804
10/31/2024	$13,102	$12,625	$13,297	$11,511
11/30/2024	$13,269	$12,786	$13,493	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	10.22%	1.43%	2.87%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,624,929,247
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,072,755
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054898
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R2
Trading Symbol	LAUQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.99%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,915	$10,001	$9,975	$10,009
1/31/2015	$10,052	$10,284	$10,268	$10,219
2/28/2015	$10,052	$10,182	$10,194	$10,123
3/31/2015	$10,051	$10,217	$10,224	$10,170
4/30/2015	$10,049	$10,157	$10,149	$10,134
5/31/2015	$10,047	$10,099	$10,078	$10,109
6/30/2015	$9,905	$9,922	$9,869	$9,999
7/31/2015	$9,868	$9,985	$9,911	$10,069
8/31/2015	$9,692	$9,925	$9,819	$10,054
9/30/2015	$9,691	$9,975	$9,868	$10,122
10/31/2015	$9,760	$10,022	$9,920	$10,124
11/30/2015	$9,687	$10,000	$9,876	$10,097
12/31/2015	$9,543	$9,924	$9,751	$10,064
1/31/2016	$9,471	$9,976	$9,725	$10,203
2/29/2016	$9,433	$10,059	$9,798	$10,275
3/31/2016	$9,860	$10,312	$10,153	$10,370
4/30/2016	$10,035	$10,438	$10,343	$10,409
5/31/2016	$10,029	$10,434	$10,332	$10,412
6/30/2016	$10,240	$10,672	$10,585	$10,599
7/31/2016	$10,414	$10,812	$10,766	$10,666
8/31/2016	$10,517	$10,833	$10,809	$10,654
9/30/2016	$10,509	$10,803	$10,803	$10,648
10/31/2016	$10,497	$10,711	$10,734	$10,566
11/30/2016	$10,267	$10,419	$10,448	$10,316
12/31/2016	$10,331	$10,482	$10,535	$10,331
1/31/2017	$10,432	$10,517	$10,586	$10,351
2/28/2017	$10,571	$10,634	$10,715	$10,421
3/31/2017	$10,561	$10,618	$10,691	$10,415
4/30/2017	$10,663	$10,724	$10,813	$10,496
5/31/2017	$10,764	$10,840	$10,947	$10,576
6/30/2017	$10,754	$10,868	$10,983	$10,566
7/31/2017	$10,857	$10,947	$11,073	$10,611
8/31/2017	$10,923	$11,039	$11,146	$10,706
9/30/2017	$10,914	$11,014	$11,143	$10,655
10/31/2017	$10,943	$11,052	$11,194	$10,662
11/30/2017	$10,934	$11,042	$11,175	$10,648
12/31/2017	$11,001	$11,130	$11,282	$10,697
1/31/2018	$10,993	$11,026	$11,207	$10,574
2/28/2018	$10,834	$10,859	$11,022	$10,473
3/31/2018	$10,828	$10,893	$11,040	$10,540
4/30/2018	$10,785	$10,793	$10,936	$10,462
5/31/2018	$10,780	$10,848	$10,983	$10,537
6/30/2018	$10,737	$10,797	$10,910	$10,524
7/31/2018	$10,809	$10,875	$11,023	$10,526
8/31/2018	$10,843	$10,930	$11,070	$10,594
9/30/2018	$10,837	$10,893	$11,051	$10,526
10/31/2018	$10,675	$10,741	$10,874	$10,443
11/30/2018	$10,632	$10,734	$10,829	$10,505
12/31/2018	$10,707	$10,895	$10,961	$10,698
1/31/2019	$10,938	$11,130	$11,243	$10,812
2/28/2019	$10,974	$11,154	$11,284	$10,805
3/31/2019	$11,207	$11,426	$11,588	$11,013
4/30/2019	$11,282	$11,482	$11,692	$11,016
5/31/2019	$11,396	$11,651	$11,831	$11,211
6/30/2019	$11,631	$11,914	$12,152	$11,352
7/31/2019	$11,705	$11,975	$12,231	$11,377
8/31/2019	$11,900	$12,350	$12,593	$11,672
9/30/2019	$11,853	$12,269	$12,532	$11,610
10/31/2019	$11,926	$12,339	$12,619	$11,645
11/30/2019	$11,958	$12,362	$12,666	$11,639
12/31/2019	$11,990	$12,398	$12,742	$11,630
1/31/2020	$12,228	$12,688	$13,033	$11,854
2/29/2020	$12,301	$12,861	$13,166	$12,068
3/31/2020	$10,896	$12,008	$11,838	$11,997
4/30/2020	$11,469	$12,558	$12,596	$12,210
5/31/2020	$11,794	$12,762	$12,874	$12,267
6/30/2020	$12,077	$12,995	$13,200	$12,344
7/31/2020	$12,484	$13,396	$13,647	$12,528
8/31/2020	$12,474	$13,226	$13,504	$12,427
9/30/2020	$12,422	$13,190	$13,465	$12,420
10/31/2020	$12,367	$13,161	$13,467	$12,365
11/30/2020	$12,775	$13,496	$13,904	$12,486
12/31/2020	$12,931	$13,557	$14,002	$12,504
1/31/2021	$12,875	$13,396	$13,847	$12,414
2/28/2021	$12,735	$13,164	$13,630	$12,235
3/31/2021	$12,551	$12,954	$13,420	$12,082
4/30/2021	$12,707	$13,091	$13,567	$12,177
5/31/2021	$12,778	$13,186	$13,684	$12,217
6/30/2021	$12,977	$13,384	$13,923	$12,303
7/31/2021	$13,135	$13,558	$14,119	$12,440
8/31/2021	$13,120	$13,526	$14,078	$12,417
9/30/2021	$13,018	$13,381	$13,939	$12,309
10/31/2021	$13,002	$13,410	$13,971	$12,306
11/30/2021	$13,028	$13,421	$13,966	$12,342
12/31/2021	$13,050	$13,411	$13,970	$12,311
1/31/2022	$12,724	$12,981	$13,488	$12,045
2/28/2022	$12,488	$12,736	$13,205	$11,911
3/31/2022	$12,164	$12,416	$12,861	$11,580
4/30/2022	$11,661	$11,765	$12,140	$11,141
5/31/2022	$11,603	$11,869	$12,240	$11,213
6/30/2022	$11,235	$11,559	$11,858	$11,037
7/31/2022	$11,584	$11,910	$12,252	$11,306
8/31/2022	$11,263	$11,574	$11,906	$10,987
9/30/2022	$10,670	$10,987	$11,289	$10,512
10/31/2022	$10,571	$10,874	$11,204	$10,376
11/30/2022	$11,018	$11,414	$11,795	$10,758
12/31/2022	$10,965	$11,365	$11,749	$10,709
1/31/2023	$11,415	$11,798	$12,242	$11,039
2/28/2023	$11,087	$11,443	$11,844	$10,753
3/31/2023	$11,358	$11,757	$12,168	$11,026
4/30/2023	$11,446	$11,849	$12,261	$11,093
5/31/2023	$11,257	$11,684	$12,085	$10,972
6/30/2023	$11,299	$11,720	$12,157	$10,933
7/31/2023	$11,389	$11,756	$12,218	$10,926
8/31/2023	$11,292	$11,672	$12,130	$10,856
9/30/2023	$11,007	$11,368	$11,828	$10,580
10/31/2023	$10,770	$11,166	$11,610	$10,413
11/30/2023	$11,339	$11,800	$12,319	$10,884
12/31/2023	$11,864	$12,295	$12,866	$11,301
1/31/2024	$11,864	$12,273	$12,861	$11,270
2/29/2024	$11,719	$12,096	$12,674	$11,111
3/31/2024	$11,913	$12,244	$12,848	$11,213
4/30/2024	$11,625	$11,940	$12,536	$10,930
5/31/2024	$11,821	$12,157	$12,779	$11,116
6/30/2024	$11,923	$12,238	$12,858	$11,221
7/31/2024	$12,219	$12,526	$13,163	$11,483
8/31/2024	$12,420	$12,720	$13,367	$11,648
9/30/2024	$12,568	$12,937	$13,599	$11,804
10/31/2024	$12,272	$12,625	$13,297	$11,511
11/30/2024	$12,472	$12,786	$13,493	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	9.99%	0.85%	2.23%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,624,929,247
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,072,755
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054899
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R3
Trading Symbol	LAURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.12%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,915	$10,001	$9,975	$10,009
1/31/2015	$10,088	$10,284	$10,268	$10,219
2/28/2015	$10,089	$10,182	$10,194	$10,123
3/31/2015	$10,089	$10,217	$10,224	$10,170
4/30/2015	$10,087	$10,157	$10,149	$10,134
5/31/2015	$10,050	$10,099	$10,078	$10,109
6/30/2015	$9,909	$9,922	$9,869	$9,999
7/31/2015	$9,872	$9,985	$9,911	$10,069
8/31/2015	$9,731	$9,925	$9,819	$10,054
9/30/2015	$9,695	$9,975	$9,868	$10,122
10/31/2015	$9,765	$10,022	$9,920	$10,124
11/30/2015	$9,727	$10,000	$9,876	$10,097
12/31/2015	$9,583	$9,924	$9,751	$10,064
1/31/2016	$9,475	$9,976	$9,725	$10,203
2/29/2016	$9,474	$10,059	$9,798	$10,275
3/31/2016	$9,869	$10,312	$10,153	$10,370
4/30/2016	$10,082	$10,438	$10,343	$10,409
5/31/2016	$10,077	$10,434	$10,332	$10,412
6/30/2016	$10,291	$10,672	$10,585	$10,599
7/31/2016	$10,467	$10,812	$10,766	$10,666
8/31/2016	$10,535	$10,833	$10,809	$10,654
9/30/2016	$10,565	$10,803	$10,803	$10,648
10/31/2016	$10,554	$10,711	$10,734	$10,566
11/30/2016	$10,285	$10,419	$10,448	$10,316
12/31/2016	$10,387	$10,482	$10,535	$10,331
1/31/2017	$10,490	$10,517	$10,586	$10,351
2/28/2017	$10,593	$10,634	$10,715	$10,421
3/31/2017	$10,584	$10,618	$10,691	$10,415
4/30/2017	$10,688	$10,724	$10,813	$10,496
5/31/2017	$10,791	$10,840	$10,947	$10,576
6/30/2017	$10,819	$10,868	$10,983	$10,566
7/31/2017	$10,886	$10,947	$11,073	$10,611
8/31/2017	$10,953	$11,039	$11,146	$10,706
9/30/2017	$10,945	$11,014	$11,143	$10,655
10/31/2017	$11,013	$11,052	$11,194	$10,662
11/30/2017	$11,005	$11,042	$11,175	$10,648
12/31/2017	$11,073	$11,130	$11,282	$10,697
1/31/2018	$11,027	$11,026	$11,207	$10,574
2/28/2018	$10,906	$10,859	$11,022	$10,473
3/31/2018	$10,901	$10,893	$11,040	$10,540
4/30/2018	$10,820	$10,793	$10,936	$10,462
5/31/2018	$10,815	$10,848	$10,983	$10,537
6/30/2018	$10,811	$10,797	$10,910	$10,524
7/31/2018	$10,846	$10,875	$11,023	$10,526
8/31/2018	$10,881	$10,930	$11,070	$10,594
9/30/2018	$10,876	$10,893	$11,051	$10,526
10/31/2018	$10,753	$10,741	$10,874	$10,443
11/30/2018	$10,670	$10,734	$10,829	$10,505
12/31/2018	$10,746	$10,895	$10,961	$10,698
1/31/2019	$10,981	$11,130	$11,243	$10,812
2/28/2019	$11,058	$11,154	$11,284	$10,805
3/31/2019	$11,254	$11,426	$11,588	$11,013
4/30/2019	$11,371	$11,482	$11,692	$11,016
5/31/2019	$11,447	$11,651	$11,831	$11,211
6/30/2019	$11,686	$11,914	$12,152	$11,352
7/31/2019	$11,761	$11,975	$12,231	$11,377
8/31/2019	$12,000	$12,350	$12,593	$11,672
9/30/2019	$11,953	$12,269	$12,532	$11,610
10/31/2019	$11,986	$12,339	$12,619	$11,645
11/30/2019	$12,020	$12,362	$12,666	$11,639
12/31/2019	$12,095	$12,398	$12,742	$11,630
1/31/2020	$12,336	$12,688	$13,033	$11,854
2/29/2020	$12,411	$12,861	$13,166	$12,068
3/31/2020	$10,990	$12,008	$11,838	$11,997
4/30/2020	$11,571	$12,558	$12,596	$12,210
5/31/2020	$11,900	$12,762	$12,874	$12,267
6/30/2020	$12,187	$12,995	$13,200	$12,344
7/31/2020	$12,601	$13,396	$13,647	$12,528
8/31/2020	$12,550	$13,226	$13,504	$12,427
9/30/2020	$12,540	$13,190	$13,465	$12,420
10/31/2020	$12,485	$13,161	$13,467	$12,365
11/30/2020	$12,899	$13,496	$13,904	$12,486
12/31/2020	$13,016	$13,557	$14,002	$12,504
1/31/2021	$13,003	$13,396	$13,847	$12,414
2/28/2021	$12,861	$13,164	$13,630	$12,235
3/31/2021	$12,676	$12,954	$13,420	$12,082
4/30/2021	$12,836	$13,091	$13,567	$12,177
5/31/2021	$12,909	$13,186	$13,684	$12,217
6/30/2021	$13,111	$13,384	$13,923	$12,303
7/31/2021	$13,272	$13,558	$14,119	$12,440
8/31/2021	$13,258	$13,526	$14,078	$12,417
9/30/2021	$13,156	$13,381	$13,939	$12,309
10/31/2021	$13,140	$13,410	$13,971	$12,306
11/30/2021	$13,168	$13,421	$13,966	$12,342
12/31/2021	$13,147	$13,411	$13,970	$12,311
1/31/2022	$12,862	$12,981	$13,488	$12,045
2/28/2022	$12,623	$12,736	$13,205	$11,911
3/31/2022	$12,295	$12,416	$12,861	$11,580
4/30/2022	$11,741	$11,765	$12,140	$11,141
5/31/2022	$11,728	$11,869	$12,240	$11,213
6/30/2022	$11,355	$11,559	$11,858	$11,037
7/31/2022	$11,711	$11,910	$12,252	$11,306
8/31/2022	$11,386	$11,574	$11,906	$10,987
9/30/2022	$10,784	$10,987	$11,289	$10,512
10/31/2022	$10,685	$10,874	$11,204	$10,376
11/30/2022	$11,139	$11,414	$11,795	$10,758
12/31/2022	$11,086	$11,365	$11,749	$10,709
1/31/2023	$11,543	$11,798	$12,242	$11,039
2/28/2023	$11,211	$11,443	$11,844	$10,753
3/31/2023	$11,488	$11,757	$12,168	$11,026
4/30/2023	$11,578	$11,849	$12,261	$11,093
5/31/2023	$11,433	$11,684	$12,085	$10,972
6/30/2023	$11,430	$11,720	$12,157	$10,933
7/31/2023	$11,522	$11,756	$12,218	$10,926
8/31/2023	$11,424	$11,672	$12,130	$10,856
9/30/2023	$11,136	$11,368	$11,828	$10,580
10/31/2023	$10,896	$11,166	$11,610	$10,413
11/30/2023	$11,475	$11,800	$12,319	$10,884
12/31/2023	$12,009	$12,295	$12,866	$11,301
1/31/2024	$11,961	$12,273	$12,861	$11,270
2/29/2024	$11,863	$12,096	$12,674	$11,111
3/31/2024	$12,012	$12,244	$12,848	$11,213
4/30/2024	$11,769	$11,940	$12,536	$10,930
5/31/2024	$11,970	$12,157	$12,779	$11,116
6/30/2024	$12,073	$12,238	$12,858	$11,221
7/31/2024	$12,376	$12,526	$13,163	$11,483
8/31/2024	$12,531	$12,720	$13,367	$11,648
9/30/2024	$12,733	$12,937	$13,599	$11,804
10/31/2024	$12,432	$12,625	$13,297	$11,511
11/30/2024	$12,636	$12,786	$13,493	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	10.12%	1.01%	2.37%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,624,929,247
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,072,755
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156632
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R4
Trading Symbol	LAUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.95%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,965	$10,063	$10,042	$10,070
8/31/2015	$9,823	$10,003	$9,949	$10,055
9/30/2015	$9,789	$10,053	$9,998	$10,123
10/31/2015	$9,861	$10,100	$10,052	$10,125
11/30/2015	$9,825	$10,078	$10,006	$10,098
12/31/2015	$9,681	$10,001	$9,880	$10,065
1/31/2016	$9,573	$10,054	$9,854	$10,204
2/29/2016	$9,574	$10,138	$9,927	$10,276
3/31/2016	$10,013	$10,393	$10,287	$10,371
4/30/2016	$10,195	$10,520	$10,480	$10,410
5/31/2016	$10,191	$10,515	$10,469	$10,413
6/30/2016	$10,410	$10,755	$10,725	$10,600
7/31/2016	$10,592	$10,896	$10,908	$10,667
8/31/2016	$10,701	$10,918	$10,952	$10,655
9/30/2016	$10,695	$10,888	$10,945	$10,649
10/31/2016	$10,686	$10,795	$10,876	$10,567
11/30/2016	$10,453	$10,500	$10,586	$10,317
12/31/2016	$10,522	$10,564	$10,674	$10,332
1/31/2017	$10,628	$10,600	$10,726	$10,352
2/28/2017	$10,735	$10,717	$10,857	$10,422
3/31/2017	$10,766	$10,701	$10,832	$10,416
4/30/2017	$10,874	$10,808	$10,956	$10,497
5/31/2017	$10,981	$10,924	$11,092	$10,577
6/30/2017	$10,974	$10,953	$11,128	$10,567
7/31/2017	$11,082	$11,033	$11,220	$10,612
8/31/2017	$11,153	$11,125	$11,293	$10,707
9/30/2017	$11,147	$11,101	$11,290	$10,656
10/31/2017	$11,180	$11,138	$11,342	$10,663
11/30/2017	$11,174	$11,128	$11,323	$10,649
12/31/2017	$11,246	$11,217	$11,431	$10,698
1/31/2018	$11,201	$11,113	$11,356	$10,575
2/28/2018	$11,080	$10,944	$11,168	$10,474
3/31/2018	$11,077	$10,978	$11,186	$10,542
4/30/2018	$10,996	$10,878	$11,081	$10,463
5/31/2018	$11,033	$10,933	$11,128	$10,538
6/30/2018	$10,992	$10,882	$11,055	$10,525
7/31/2018	$11,069	$10,960	$11,169	$10,527
8/31/2018	$11,067	$11,016	$11,216	$10,595
9/30/2018	$11,064	$10,979	$11,197	$10,527
10/31/2018	$10,940	$10,825	$11,018	$10,444
11/30/2018	$10,858	$10,818	$10,972	$10,506
12/31/2018	$10,938	$10,980	$11,106	$10,699
1/31/2019	$11,180	$11,217	$11,392	$10,813
2/28/2019	$11,261	$11,242	$11,433	$10,806
3/31/2019	$11,505	$11,515	$11,741	$11,014
4/30/2019	$11,585	$11,572	$11,847	$11,017
5/31/2019	$11,665	$11,742	$11,988	$11,212
6/30/2019	$11,912	$12,007	$12,312	$11,353
7/31/2019	$11,991	$12,069	$12,393	$11,378
8/31/2019	$12,238	$12,446	$12,760	$11,673
9/30/2019	$12,192	$12,365	$12,697	$11,611
10/31/2019	$12,229	$12,436	$12,786	$11,646
11/30/2019	$12,266	$12,459	$12,834	$11,640
12/31/2019	$12,345	$12,495	$12,911	$11,632
1/31/2020	$12,594	$12,787	$13,205	$11,855
2/29/2020	$12,674	$12,961	$13,340	$12,069
3/31/2020	$11,220	$12,102	$11,994	$11,998
4/30/2020	$11,818	$12,656	$12,763	$12,211
5/31/2020	$12,158	$12,862	$13,044	$12,268
6/30/2020	$12,455	$13,097	$13,375	$12,345
7/31/2020	$12,881	$13,501	$13,828	$12,530
8/31/2020	$12,831	$13,330	$13,682	$12,428
9/30/2020	$12,824	$13,293	$13,643	$12,422
10/31/2020	$12,770	$13,264	$13,645	$12,366
11/30/2020	$13,198	$13,601	$14,088	$12,488
12/31/2020	$13,320	$13,663	$14,187	$12,505
1/31/2021	$13,310	$13,501	$14,031	$12,415
2/28/2021	$13,167	$13,267	$13,810	$12,236
3/31/2021	$12,979	$13,055	$13,597	$12,083
4/30/2021	$13,145	$13,194	$13,747	$12,178
5/31/2021	$13,223	$13,289	$13,865	$12,218
6/30/2021	$13,434	$13,489	$14,107	$12,304
7/31/2021	$13,602	$13,664	$14,306	$12,442
8/31/2021	$13,590	$13,631	$14,264	$12,418
9/30/2021	$13,488	$13,486	$14,123	$12,310
10/31/2021	$13,475	$13,515	$14,156	$12,307
11/30/2021	$13,506	$13,526	$14,151	$12,344
12/31/2021	$13,533	$13,516	$14,155	$12,312
1/31/2022	$13,196	$13,082	$13,667	$12,047
2/28/2022	$12,953	$12,835	$13,380	$11,912
3/31/2022	$12,617	$12,513	$13,032	$11,581
4/30/2022	$12,096	$11,857	$12,300	$11,142
5/31/2022	$12,038	$11,962	$12,402	$11,214
6/30/2022	$11,656	$11,650	$12,015	$11,038
7/31/2022	$12,025	$12,003	$12,414	$11,307
8/31/2022	$11,693	$11,664	$12,063	$10,988
9/30/2022	$11,122	$11,073	$11,439	$10,513
10/31/2022	$10,974	$10,959	$11,352	$10,377
11/30/2022	$11,445	$11,503	$11,951	$10,759
12/31/2022	$11,393	$11,454	$11,904	$10,710
1/31/2023	$11,867	$11,890	$12,404	$11,040
2/28/2023	$11,526	$11,533	$12,000	$10,754
3/31/2023	$11,862	$11,849	$12,329	$11,027
4/30/2023	$11,958	$11,942	$12,423	$11,094
5/31/2023	$11,762	$11,776	$12,244	$10,973
6/30/2023	$11,810	$11,812	$12,318	$10,934
7/31/2023	$11,858	$11,848	$12,379	$10,927
8/31/2023	$11,809	$11,763	$12,291	$10,857
9/30/2023	$11,464	$11,457	$11,984	$10,581
10/31/2023	$11,267	$11,253	$11,764	$10,414
11/30/2023	$11,868	$11,892	$12,482	$10,886
12/31/2023	$12,373	$12,391	$13,036	$11,302
1/31/2024	$12,376	$12,369	$13,031	$11,271
2/29/2024	$12,277	$12,190	$12,841	$11,112
3/31/2024	$12,434	$12,340	$13,018	$11,215
4/30/2024	$12,134	$12,033	$12,702	$10,931
5/31/2024	$12,395	$12,252	$12,948	$11,117
6/30/2024	$12,505	$12,334	$13,028	$11,222
7/31/2024	$12,769	$12,623	$13,338	$11,484
8/31/2024	$12,984	$12,820	$13,544	$11,649
9/30/2024	$13,144	$13,039	$13,779	$11,805
10/31/2024	$12,887	$12,724	$13,473	$11,512
11/30/2024	$13,049	$12,886	$13,672	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	9.95%	1.25%	2.87%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.73%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.38%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,624,929,247
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,072,755
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R5
Trading Symbol	LAUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.22%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,967	$10,063	$10,042	$10,070
8/31/2015	$9,828	$10,003	$9,949	$10,055
9/30/2015	$9,795	$10,053	$9,998	$10,123
10/31/2015	$9,870	$10,100	$10,052	$10,125
11/30/2015	$9,836	$10,078	$10,006	$10,098
12/31/2015	$9,693	$10,001	$9,880	$10,065
1/31/2016	$9,588	$10,054	$9,854	$10,204
2/29/2016	$9,591	$10,138	$9,927	$10,276
3/31/2016	$9,996	$10,393	$10,287	$10,371
4/30/2016	$10,217	$10,520	$10,480	$10,410
5/31/2016	$10,215	$10,515	$10,469	$10,413
6/30/2016	$10,437	$10,755	$10,725	$10,600
7/31/2016	$10,621	$10,896	$10,908	$10,667
8/31/2016	$10,695	$10,918	$10,952	$10,655
9/30/2016	$10,729	$10,888	$10,945	$10,649
10/31/2016	$10,723	$10,795	$10,876	$10,567
11/30/2016	$10,453	$10,500	$10,586	$10,317
12/31/2016	$10,562	$10,564	$10,674	$10,332
1/31/2017	$10,671	$10,600	$10,726	$10,352
2/28/2017	$10,780	$10,717	$10,857	$10,422
3/31/2017	$10,814	$10,701	$10,832	$10,416
4/30/2017	$10,886	$10,808	$10,956	$10,497
5/31/2017	$10,996	$10,924	$11,092	$10,577
6/30/2017	$11,029	$10,953	$11,128	$10,567
7/31/2017	$11,141	$11,033	$11,220	$10,612
8/31/2017	$11,176	$11,125	$11,293	$10,707
9/30/2017	$11,211	$11,101	$11,290	$10,656
10/31/2017	$11,246	$11,138	$11,342	$10,663
11/30/2017	$11,242	$11,128	$11,323	$10,649
12/31/2017	$11,317	$11,217	$11,431	$10,698
1/31/2018	$11,274	$11,113	$11,356	$10,575
2/28/2018	$11,154	$10,944	$11,168	$10,474
3/31/2018	$11,154	$10,978	$11,186	$10,542
4/30/2018	$11,074	$10,878	$11,081	$10,463
5/31/2018	$11,114	$10,933	$11,128	$10,538
6/30/2018	$11,075	$10,882	$11,055	$10,525
7/31/2018	$11,155	$10,960	$11,169	$10,527
8/31/2018	$11,195	$11,016	$11,216	$10,595
9/30/2018	$11,154	$10,979	$11,197	$10,527
10/31/2018	$11,032	$10,825	$11,018	$10,444
11/30/2018	$10,992	$10,818	$10,972	$10,506
12/31/2018	$11,075	$10,980	$11,106	$10,699
1/31/2019	$11,281	$11,217	$11,392	$10,813
2/28/2019	$11,365	$11,242	$11,433	$10,806
3/31/2019	$11,613	$11,515	$11,741	$11,014
4/30/2019	$11,697	$11,572	$11,847	$11,017
5/31/2019	$11,780	$11,742	$11,988	$11,212
6/30/2019	$12,031	$12,007	$12,312	$11,353
7/31/2019	$12,114	$12,069	$12,393	$11,378
8/31/2019	$12,366	$12,446	$12,760	$11,673
9/30/2019	$12,322	$12,365	$12,697	$11,611
10/31/2019	$12,405	$12,436	$12,786	$11,646
11/30/2019	$12,444	$12,459	$12,834	$11,640
12/31/2019	$12,484	$12,495	$12,911	$11,632
1/31/2020	$12,739	$12,787	$13,205	$11,855
2/29/2020	$12,822	$12,961	$13,340	$12,069
3/31/2020	$11,354	$12,102	$11,994	$11,998
4/30/2020	$11,961	$12,656	$12,763	$12,211
5/31/2020	$12,308	$12,862	$13,044	$12,268
6/30/2020	$12,611	$13,097	$13,375	$12,345
7/31/2020	$13,046	$13,501	$13,828	$12,530
8/31/2020	$12,998	$13,330	$13,682	$12,428
9/30/2020	$12,993	$13,293	$13,643	$12,422
10/31/2020	$12,941	$13,264	$13,645	$12,366
11/30/2020	$13,378	$13,601	$14,088	$12,488
12/31/2020	$13,549	$13,663	$14,187	$12,505
1/31/2021	$13,497	$13,501	$14,031	$12,415
2/28/2021	$13,354	$13,267	$13,810	$12,236
3/31/2021	$13,167	$13,055	$13,597	$12,083
4/30/2021	$13,338	$13,194	$13,747	$12,178
5/31/2021	$13,420	$13,289	$13,865	$12,218
6/30/2021	$13,637	$13,489	$14,107	$12,304
7/31/2021	$13,810	$13,664	$14,306	$12,442
8/31/2021	$13,801	$13,631	$14,264	$12,418
9/30/2021	$13,700	$13,486	$14,123	$12,310
10/31/2021	$13,735	$13,515	$14,156	$12,307
11/30/2021	$13,724	$13,526	$14,151	$12,344
12/31/2021	$13,755	$13,516	$14,155	$12,312
1/31/2022	$13,416	$13,082	$13,667	$12,047
2/28/2022	$13,218	$12,835	$13,380	$11,912
3/31/2022	$12,832	$12,513	$13,032	$11,581
4/30/2022	$12,304	$11,857	$12,300	$11,142
5/31/2022	$12,296	$11,962	$12,402	$11,214
6/30/2022	$11,862	$11,650	$12,015	$11,038
7/31/2022	$12,240	$12,003	$12,414	$11,307
8/31/2022	$11,904	$11,664	$12,063	$10,988
9/30/2022	$11,277	$11,073	$11,439	$10,513
10/31/2022	$11,178	$10,959	$11,352	$10,377
11/30/2022	$11,659	$11,503	$11,951	$10,759
12/31/2022	$11,609	$11,454	$11,904	$10,710
1/31/2023	$12,094	$11,890	$12,404	$11,040
2/28/2023	$11,749	$11,533	$12,000	$10,754
3/31/2023	$12,045	$11,849	$12,329	$11,027
4/30/2023	$12,145	$11,942	$12,423	$11,094
5/31/2023	$11,997	$11,776	$12,244	$10,973
6/30/2023	$11,999	$11,812	$12,318	$10,934
7/31/2023	$12,100	$11,848	$12,379	$10,927
8/31/2023	$12,003	$11,763	$12,291	$10,857
9/30/2023	$11,703	$11,457	$11,984	$10,581
10/31/2023	$11,505	$11,253	$11,764	$10,414
11/30/2023	$12,121	$11,892	$12,482	$10,886
12/31/2023	$12,639	$12,391	$13,036	$11,302
1/31/2024	$12,645	$12,369	$13,031	$11,271
2/29/2024	$12,495	$12,190	$12,841	$11,112
3/31/2024	$12,710	$12,340	$13,018	$11,215
4/30/2024	$12,405	$12,033	$12,702	$10,931
5/31/2024	$12,675	$12,252	$12,948	$11,117
6/30/2024	$12,790	$12,334	$13,028	$11,222
7/31/2024	$13,063	$12,623	$13,338	$11,484
8/31/2024	$13,285	$12,820	$13,544	$11,649
9/30/2024	$13,451	$13,039	$13,779	$11,805
10/31/2024	$13,191	$12,724	$13,473	$11,512
11/30/2024	$13,360	$12,886	$13,672	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	10.22%	1.43%	3.12%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.73%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.38%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,624,929,247
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,072,755
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156634
Shareholder Report [Line Items]
Fund Name	Lord Abbett Income Fund
Class Name	Class R6
Trading Symbol	LAUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.29%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,968	$10,063	$10,042	$10,070
8/31/2015	$9,829	$10,003	$9,949	$10,055
9/30/2015	$9,798	$10,053	$9,998	$10,123
10/31/2015	$9,910	$10,100	$10,052	$10,125
11/30/2015	$9,840	$10,078	$10,006	$10,098
12/31/2015	$9,698	$10,001	$9,880	$10,065
1/31/2016	$9,593	$10,054	$9,854	$10,204
2/29/2016	$9,597	$10,138	$9,927	$10,276
3/31/2016	$10,003	$10,393	$10,287	$10,371
4/30/2016	$10,225	$10,520	$10,480	$10,410
5/31/2016	$10,224	$10,515	$10,469	$10,413
6/30/2016	$10,447	$10,755	$10,725	$10,600
7/31/2016	$10,633	$10,896	$10,908	$10,667
8/31/2016	$10,707	$10,918	$10,952	$10,655
9/30/2016	$10,742	$10,888	$10,945	$10,649
10/31/2016	$10,737	$10,795	$10,876	$10,567
11/30/2016	$10,468	$10,500	$10,586	$10,317
12/31/2016	$10,577	$10,564	$10,674	$10,332
1/31/2017	$10,687	$10,600	$10,726	$10,352
2/28/2017	$10,798	$10,717	$10,857	$10,422
3/31/2017	$10,794	$10,701	$10,832	$10,416
4/30/2017	$10,906	$10,808	$10,956	$10,497
5/31/2017	$11,017	$10,924	$11,092	$10,577
6/30/2017	$11,051	$10,953	$11,128	$10,567
7/31/2017	$11,125	$11,033	$11,220	$10,612
8/31/2017	$11,200	$11,125	$11,293	$10,707
9/30/2017	$11,197	$11,101	$11,290	$10,656
10/31/2017	$11,273	$11,138	$11,342	$10,663
11/30/2017	$11,270	$11,128	$11,323	$10,649
12/31/2017	$11,345	$11,217	$11,431	$10,698
1/31/2018	$11,304	$11,113	$11,356	$10,575
2/28/2018	$11,184	$10,944	$11,168	$10,474
3/31/2018	$11,185	$10,978	$11,186	$10,542
4/30/2018	$11,106	$10,878	$11,081	$10,463
5/31/2018	$11,107	$10,933	$11,128	$10,538
6/30/2018	$11,108	$10,882	$11,055	$10,525
7/31/2018	$11,148	$10,960	$11,169	$10,527
8/31/2018	$11,190	$11,016	$11,216	$10,595
9/30/2018	$11,190	$10,979	$11,197	$10,527
10/31/2018	$11,069	$10,825	$11,018	$10,444
11/30/2018	$10,988	$10,818	$10,972	$10,506
12/31/2018	$11,072	$10,980	$11,106	$10,699
1/31/2019	$11,321	$11,217	$11,392	$10,813
2/28/2019	$11,406	$11,242	$11,433	$10,806
3/31/2019	$11,614	$11,515	$11,741	$11,014
4/30/2019	$11,741	$11,572	$11,847	$11,017
5/31/2019	$11,825	$11,742	$11,988	$11,212
6/30/2019	$12,078	$12,007	$12,312	$11,353
7/31/2019	$12,162	$12,069	$12,393	$11,378
8/31/2019	$12,415	$12,446	$12,760	$11,673
9/30/2019	$12,372	$12,365	$12,697	$11,611
10/31/2019	$12,413	$12,436	$12,786	$11,646
11/30/2019	$12,454	$12,459	$12,834	$11,640
12/31/2019	$12,538	$12,495	$12,911	$11,632
1/31/2020	$12,795	$12,787	$13,205	$11,855
2/29/2020	$12,878	$12,961	$13,340	$12,069
3/31/2020	$11,404	$12,102	$11,994	$11,998
4/30/2020	$12,015	$12,656	$12,763	$12,211
5/31/2020	$12,364	$12,862	$13,044	$12,268
6/30/2020	$12,670	$13,097	$13,375	$12,345
7/31/2020	$13,107	$13,501	$13,828	$12,530
8/31/2020	$13,060	$13,330	$13,682	$12,428
9/30/2020	$13,056	$13,293	$13,643	$12,422
10/31/2020	$13,005	$13,264	$13,645	$12,366
11/30/2020	$13,444	$13,601	$14,088	$12,488
12/31/2020	$13,572	$13,663	$14,187	$12,505
1/31/2021	$13,566	$13,501	$14,031	$12,415
2/28/2021	$13,423	$13,267	$13,810	$12,236
3/31/2021	$13,236	$13,055	$13,597	$12,083
4/30/2021	$13,409	$13,194	$13,747	$12,178
5/31/2021	$13,492	$13,289	$13,865	$12,218
6/30/2021	$13,711	$13,489	$14,107	$12,304
7/31/2021	$13,886	$13,664	$14,306	$12,442
8/31/2021	$13,878	$13,631	$14,264	$12,418
9/30/2021	$13,777	$13,486	$14,123	$12,310
10/31/2021	$13,767	$13,515	$14,156	$12,307
11/30/2021	$13,803	$13,526	$14,151	$12,344
12/31/2021	$13,788	$13,516	$14,155	$12,312
1/31/2022	$13,495	$13,082	$13,667	$12,047
2/28/2022	$13,249	$12,835	$13,380	$11,912
3/31/2022	$12,910	$12,513	$13,032	$11,581
4/30/2022	$12,379	$11,857	$12,300	$11,142
5/31/2022	$12,324	$11,962	$12,402	$11,214
6/30/2022	$11,937	$11,650	$12,015	$11,038
7/31/2022	$12,317	$12,003	$12,414	$11,307
8/31/2022	$11,981	$11,664	$12,063	$10,988
9/30/2022	$11,350	$11,073	$11,439	$10,513
10/31/2022	$11,251	$10,959	$11,352	$10,377
11/30/2022	$11,736	$11,503	$11,951	$10,759
12/31/2022	$11,686	$11,454	$11,904	$10,710
1/31/2023	$12,176	$11,890	$12,404	$11,040
2/28/2023	$11,829	$11,533	$12,000	$10,754
3/31/2023	$12,128	$11,849	$12,329	$11,027
4/30/2023	$12,229	$11,942	$12,423	$11,094
5/31/2023	$12,081	$11,776	$12,244	$10,973
6/30/2023	$12,083	$11,812	$12,318	$10,934
7/31/2023	$12,186	$11,848	$12,379	$10,927
8/31/2023	$12,088	$11,763	$12,291	$10,857
9/30/2023	$11,788	$11,457	$11,984	$10,581
10/31/2023	$11,588	$11,253	$11,764	$10,414
11/30/2023	$12,210	$11,892	$12,482	$10,886
12/31/2023	$12,732	$12,391	$13,036	$11,302
1/31/2024	$12,739	$12,369	$13,031	$11,271
2/29/2024	$12,588	$12,190	$12,841	$11,112
3/31/2024	$12,805	$12,340	$13,018	$11,215
4/30/2024	$12,499	$12,033	$12,702	$10,931
5/31/2024	$12,772	$12,252	$12,948	$11,117
6/30/2024	$12,888	$12,334	$13,028	$11,222
7/31/2024	$13,164	$12,623	$13,338	$11,484
8/31/2024	$13,389	$12,820	$13,544	$11,649
9/30/2024	$13,557	$13,039	$13,779	$11,805
10/31/2024	$13,296	$12,724	$13,473	$11,512
11/30/2024	$13,466	$12,886	$13,672	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	10.29%	1.58%	3.21%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.73%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.38%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 5,624,929,247
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 17,072,755
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000099493
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class A
Trading Symbol	LIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.60%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,773	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,513	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,463	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,621	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,496	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,625	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,596	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,659	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,510	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,424	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,207	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,321	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,369	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,301	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,068	$9,909	$10,089	$10,033	$10,203
2/29/2016	$8,993	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,218	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,332	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,263	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,158	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,195	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,255	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,382	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,543	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,714	$10,115	$10,286	$10,220	$10,316
12/31/2016	$9,762	$10,147	$10,302	$10,224	$10,331
1/31/2017	$9,824	$10,202	$10,332	$10,283	$10,351
2/28/2017	$9,821	$10,211	$10,367	$10,315	$10,421
3/31/2017	$9,834	$10,227	$10,375	$10,324	$10,415
4/30/2017	$9,833	$10,228	$10,401	$10,354	$10,496
5/31/2017	$9,726	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,684	$10,168	$10,437	$10,373	$10,566
7/31/2017	$9,746	$10,200	$10,479	$10,366	$10,611
8/31/2017	$9,729	$10,231	$10,500	$10,397	$10,706
9/30/2017	$9,793	$10,216	$10,501	$10,452	$10,655
10/31/2017	$9,814	$10,232	$10,510	$10,445	$10,662
11/30/2017	$9,838	$10,208	$10,488	$10,445	$10,648
12/31/2017	$9,892	$10,229	$10,499	$10,439	$10,697
1/31/2018	$9,964	$10,190	$10,481	$10,496	$10,574
2/28/2018	$9,953	$10,181	$10,457	$10,544	$10,473
3/31/2018	$9,933	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,015	$10,234	$10,469	$10,610	$10,462
5/31/2018	$9,987	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,027	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,074	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,073	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,098	$10,290	$10,584	$10,690	$10,526
10/31/2018	$9,985	$10,244	$10,586	$10,709	$10,443
11/30/2018	$9,932	$10,248	$10,595	$10,673	$10,505
12/31/2018	$9,766	$10,270	$10,669	$10,639	$10,698
1/31/2019	$9,937	$10,348	$10,744	$10,659	$10,812
2/28/2019	$10,013	$10,364	$10,782	$10,704	$10,805
3/31/2019	$10,020	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,135	$10,501	$10,901	$10,822	$11,016
5/31/2019	$10,010	$10,562	$10,962	$10,844	$11,211
6/30/2019	$10,061	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,120	$10,640	$11,053	$10,865	$11,377
8/31/2019	$9,961	$10,703	$11,137	$10,864	$11,672
9/30/2019	$9,924	$10,669	$11,150	$10,873	$11,610
10/31/2019	$9,963	$10,699	$11,199	$10,898	$11,645
11/30/2019	$10,049	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,241	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,174	$10,849	$11,313	$10,924	$11,854
2/29/2020	$10,014	$10,911	$11,378	$10,954	$12,068
3/31/2020	$8,725	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,192	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,366	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,646	$11,030	$11,545	$10,917	$12,344
7/31/2020	$9,894	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,324	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,237	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,345	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,538	$11,287	$11,691	$11,020	$12,486
12/31/2020	$10,847	$11,408	$11,716	$11,030	$12,504
1/31/2021	$11,071	$11,475	$11,723	$11,077	$12,414
2/28/2021	$11,122	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,309	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,430	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,517	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,492	$11,736	$11,758	$11,505	$12,303
7/31/2021	$11,636	$11,909	$11,778	$11,560	$12,440
8/31/2021	$11,667	$11,908	$11,783	$11,585	$12,417
9/30/2021	$11,753	$11,899	$11,780	$11,616	$12,309
10/31/2021	$11,894	$11,983	$11,741	$11,712	$12,306
11/30/2021	$11,866	$11,990	$11,723	$11,770	$12,342
12/31/2021	$11,963	$12,038	$11,715	$11,806	$12,311
1/31/2022	$11,883	$11,954	$11,627	$11,906	$12,045
2/28/2022	$11,964	$12,078	$11,538	$12,014	$11,911
3/31/2022	$11,905	$11,960	$11,346	$12,174	$11,580
4/30/2022	$11,924	$11,952	$11,263	$12,243	$11,141
5/31/2022	$11,851	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,426	$11,781	$11,231	$12,548	$11,037
7/31/2022	$11,807	$12,033	$11,316	$12,546	$11,306
8/31/2022	$11,694	$11,829	$11,252	$12,542	$10,987
9/30/2022	$11,167	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,365	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,449	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,383	$11,562	$11,247	$12,568	$10,709
1/31/2023	$11,540	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,524	$11,573	$11,294	$12,739	$10,753
3/31/2023	$11,690	$11,824	$11,394	$12,782	$11,026
4/30/2023	$11,671	$11,850	$11,463	$12,846	$11,093
5/31/2023	$11,570	$11,747	$11,443	$12,879	$10,972
6/30/2023	$11,560	$11,709	$11,428	$12,920	$10,933
7/31/2023	$11,669	$11,770	$11,507	$12,945	$10,926
8/31/2023	$11,589	$11,774	$11,542	$13,001	$10,856
9/30/2023	$11,537	$11,737	$11,535	$13,034	$10,580
10/31/2023	$11,545	$11,779	$11,561	$13,029	$10,413
11/30/2023	$11,668	$11,919	$11,730	$13,002	$10,884
12/31/2023	$11,850	$12,076	$11,886	$12,990	$11,301
1/31/2024	$11,922	$12,122	$11,949	$13,060	$11,270
2/29/2024	$11,908	$12,073	$11,926	$13,141	$11,111
3/31/2024	$12,002	$12,151	$11,988	$13,226	$11,213
4/30/2024	$11,982	$12,111	$11,965	$13,278	$10,930
5/31/2024	$12,108	$12,240	$12,063	$13,300	$11,116
6/30/2024	$12,164	$12,323	$12,123	$13,304	$11,221
7/31/2024	$12,239	$12,452	$12,278	$13,320	$11,483
8/31/2024	$12,317	$12,528	$12,394	$13,331	$11,648
9/30/2024	$12,449	$12,667	$12,507	$13,352	$11,804
10/31/2024	$12,379	$12,583	$12,452	$13,367	$11,511
11/30/2024	$12,438	$12,637	$12,507	$13,360	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	6.60%	4.36%	2.44%
Class A with sales charge	4.22%	3.88%	2.21%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 730,460,695
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 2,654,895
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000099494
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class C
Trading Symbol	LIFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.39%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 5.86%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,729	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,674	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,830	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,697	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,824	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,782	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,848	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,692	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,599	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,374	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,484	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,529	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,447	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,214	$9,909	$10,089	$10,033	$10,203
2/29/2016	$9,133	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,348	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,467	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,385	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,282	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,314	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,370	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,495	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,652	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,820	$10,115	$10,286	$10,220	$10,316
12/31/2016	$9,864	$10,147	$10,302	$10,224	$10,331
1/31/2017	$9,920	$10,202	$10,332	$10,283	$10,351
2/28/2017	$9,913	$10,211	$10,367	$10,315	$10,421
3/31/2017	$9,920	$10,227	$10,375	$10,324	$10,415
4/30/2017	$9,907	$10,228	$10,401	$10,354	$10,496
5/31/2017	$9,801	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,746	$10,168	$10,437	$10,373	$10,566
7/31/2017	$9,803	$10,200	$10,479	$10,366	$10,611
8/31/2017	$9,781	$10,231	$10,500	$10,397	$10,706
9/30/2017	$9,848	$10,216	$10,501	$10,452	$10,655
10/31/2017	$9,863	$10,232	$10,510	$10,445	$10,662
11/30/2017	$9,882	$10,208	$10,488	$10,445	$10,648
12/31/2017	$9,923	$10,229	$10,499	$10,439	$10,697
1/31/2018	$9,997	$10,190	$10,481	$10,496	$10,574
2/28/2018	$9,981	$10,181	$10,457	$10,544	$10,473
3/31/2018	$9,955	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,024	$10,234	$10,469	$10,610	$10,462
5/31/2018	$9,999	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,034	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,067	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,060	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,088	$10,290	$10,584	$10,690	$10,526
10/31/2018	$9,970	$10,244	$10,586	$10,709	$10,443
11/30/2018	$9,912	$10,248	$10,595	$10,673	$10,505
12/31/2018	$9,733	$10,270	$10,669	$10,639	$10,698
1/31/2019	$9,906	$10,348	$10,744	$10,659	$10,812
2/28/2019	$9,968	$10,364	$10,782	$10,704	$10,805
3/31/2019	$9,979	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,088	$10,501	$10,901	$10,822	$11,016
5/31/2019	$9,958	$10,562	$10,962	$10,844	$11,211
6/30/2019	$9,995	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,048	$10,640	$11,053	$10,865	$11,377
8/31/2019	$9,885	$10,703	$11,137	$10,864	$11,672
9/30/2019	$9,852	$10,669	$11,150	$10,873	$11,610
10/31/2019	$9,886	$10,699	$11,199	$10,898	$11,645
11/30/2019	$9,966	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,150	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,070	$10,849	$11,313	$10,924	$11,854
2/29/2020	$9,907	$10,911	$11,378	$10,954	$12,068
3/31/2020	$8,637	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,085	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,252	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,524	$11,030	$11,545	$10,917	$12,344
7/31/2020	$9,773	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,182	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,101	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,202	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,387	$11,287	$11,691	$11,020	$12,486
12/31/2020	$10,677	$11,408	$11,716	$11,030	$12,504
1/31/2021	$10,901	$11,475	$11,723	$11,077	$12,414
2/28/2021	$10,936	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,124	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,237	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,317	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,277	$11,736	$11,758	$11,505	$12,303
7/31/2021	$11,420	$11,909	$11,778	$11,560	$12,440
8/31/2021	$11,435	$11,908	$11,783	$11,585	$12,417
9/30/2021	$11,522	$11,899	$11,780	$11,616	$12,309
10/31/2021	$11,653	$11,983	$11,741	$11,712	$12,306
11/30/2021	$11,618	$11,990	$11,723	$11,770	$12,342
12/31/2021	$11,697	$12,038	$11,715	$11,806	$12,311
1/31/2022	$11,621	$11,954	$11,627	$11,906	$12,045
2/28/2022	$11,693	$12,078	$11,538	$12,014	$11,911
3/31/2022	$11,628	$11,960	$11,346	$12,174	$11,580
4/30/2022	$11,631	$11,952	$11,263	$12,243	$11,141
5/31/2022	$11,552	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,141	$11,781	$11,231	$12,548	$11,037
7/31/2022	$11,505	$12,033	$11,316	$12,546	$11,306
8/31/2022	$11,379	$11,829	$11,252	$12,542	$10,987
9/30/2022	$10,869	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,055	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,130	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,060	$11,562	$11,247	$12,568	$10,709
1/31/2023	$11,204	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,173	$11,573	$11,294	$12,739	$10,753
3/31/2023	$11,328	$11,824	$11,394	$12,782	$11,026
4/30/2023	$11,312	$11,850	$11,463	$12,846	$11,093
5/31/2023	$11,198	$11,747	$11,443	$12,879	$10,972
6/30/2023	$11,182	$11,709	$11,428	$12,920	$10,933
7/31/2023	$11,282	$11,770	$11,507	$12,945	$10,926
8/31/2023	$11,208	$11,774	$11,542	$13,001	$10,856
9/30/2023	$11,142	$11,737	$11,535	$13,034	$10,580
10/31/2023	$11,154	$11,779	$11,561	$13,029	$10,413
11/30/2023	$11,266	$11,919	$11,730	$13,002	$10,884
12/31/2023	$11,426	$12,076	$11,886	$12,990	$11,301
1/31/2024	$11,489	$12,122	$11,949	$13,060	$11,270
2/29/2024	$11,471	$12,073	$11,926	$13,141	$11,111
3/31/2024	$11,555	$12,151	$11,988	$13,226	$11,213
4/30/2024	$11,531	$12,111	$11,965	$13,278	$10,930
5/31/2024	$11,645	$12,240	$12,063	$13,300	$11,116
6/30/2024	$11,693	$12,323	$12,123	$13,304	$11,221
7/31/2024	$11,770	$12,452	$12,278	$13,320	$11,483
8/31/2024	$11,839	$12,528	$12,394	$13,331	$11,648
9/30/2024	$11,960	$12,667	$12,507	$13,352	$11,804
10/31/2024	$11,886	$12,583	$12,452	$13,367	$11,511
11/30/2024	$11,927	$12,637	$12,507	$13,360	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	5.86%	3.66%	1.78%
Class C with sales charge	4.86%	3.66%	1.78%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 730,460,695
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 2,654,895
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000099495
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class F
Trading Symbol	LIFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.61%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,735	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,685	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,847	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,720	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,853	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,824	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,889	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,738	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,650	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,429	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,546	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,597	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,520	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,290	$9,909	$10,089	$10,033	$10,203
2/29/2016	$9,214	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,437	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,563	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,485	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,378	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,425	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,479	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,619	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,784	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,960	$10,115	$10,286	$10,220	$10,316
12/31/2016	$10,010	$10,147	$10,302	$10,224	$10,331
1/31/2017	$10,073	$10,202	$10,332	$10,283	$10,351
2/28/2017	$10,070	$10,211	$10,367	$10,315	$10,421
3/31/2017	$10,084	$10,227	$10,375	$10,324	$10,415
4/30/2017	$10,085	$10,228	$10,401	$10,354	$10,496
5/31/2017	$9,975	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,933	$10,168	$10,437	$10,373	$10,566
7/31/2017	$9,998	$10,200	$10,479	$10,366	$10,611
8/31/2017	$9,981	$10,231	$10,500	$10,397	$10,706
9/30/2017	$10,048	$10,216	$10,501	$10,452	$10,655
10/31/2017	$10,070	$10,232	$10,510	$10,445	$10,662
11/30/2017	$10,096	$10,208	$10,488	$10,445	$10,648
12/31/2017	$10,152	$10,229	$10,499	$10,439	$10,697
1/31/2018	$10,226	$10,190	$10,481	$10,496	$10,574
2/28/2018	$10,216	$10,181	$10,457	$10,544	$10,473
3/31/2018	$10,196	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,281	$10,234	$10,469	$10,610	$10,462
5/31/2018	$10,253	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,304	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,344	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,344	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,379	$10,290	$10,584	$10,690	$10,526
10/31/2018	$10,255	$10,244	$10,586	$10,709	$10,443
11/30/2018	$10,210	$10,248	$10,595	$10,673	$10,505
12/31/2018	$10,033	$10,270	$10,669	$10,639	$10,698
1/31/2019	$10,208	$10,348	$10,744	$10,659	$10,812
2/28/2019	$10,287	$10,364	$10,782	$10,704	$10,805
3/31/2019	$10,304	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,415	$10,501	$10,901	$10,822	$11,016
5/31/2019	$10,296	$10,562	$10,962	$10,844	$11,211
6/30/2019	$10,340	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,402	$10,640	$11,053	$10,865	$11,377
8/31/2019	$10,239	$10,703	$11,137	$10,864	$11,672
9/30/2019	$10,202	$10,669	$11,150	$10,873	$11,610
10/31/2019	$10,243	$10,699	$11,199	$10,898	$11,645
11/30/2019	$10,332	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,539	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,463	$10,849	$11,313	$10,924	$11,854
2/29/2020	$10,299	$10,911	$11,378	$10,954	$12,068
3/31/2020	$8,975	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,456	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,636	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,924	$11,030	$11,545	$10,917	$12,344
7/31/2020	$10,189	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,622	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,534	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,655	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,855	$11,287	$11,691	$11,020	$12,486
12/31/2020	$11,164	$11,408	$11,716	$11,030	$12,504
1/31/2021	$11,405	$11,475	$11,723	$11,077	$12,414
2/28/2021	$11,448	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,652	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,776	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,868	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,843	$11,736	$11,758	$11,505	$12,303
7/31/2021	$11,991	$11,909	$11,778	$11,560	$12,440
8/31/2021	$12,024	$11,908	$11,783	$11,585	$12,417
9/30/2021	$12,114	$11,899	$11,780	$11,616	$12,309
10/31/2021	$12,260	$11,983	$11,741	$11,712	$12,306
11/30/2021	$12,232	$11,990	$11,723	$11,770	$12,342
12/31/2021	$12,334	$12,038	$11,715	$11,806	$12,311
1/31/2022	$12,252	$11,954	$11,627	$11,906	$12,045
2/28/2022	$12,346	$12,078	$11,538	$12,014	$11,911
3/31/2022	$12,277	$11,960	$11,346	$12,174	$11,580
4/30/2022	$12,298	$11,952	$11,263	$12,243	$11,141
5/31/2022	$12,223	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,787	$11,781	$11,231	$12,548	$11,037
7/31/2022	$12,181	$12,033	$11,316	$12,546	$11,306
8/31/2022	$12,065	$11,829	$11,252	$12,542	$10,987
9/30/2022	$11,523	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,728	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,816	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,749	$11,562	$11,247	$12,568	$10,709
1/31/2023	$11,911	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,886	$11,573	$11,294	$12,739	$10,753
3/31/2023	$12,058	$11,824	$11,394	$12,782	$11,026
4/30/2023	$12,050	$11,850	$11,463	$12,846	$11,093
5/31/2023	$11,946	$11,747	$11,443	$12,879	$10,972
6/30/2023	$11,937	$11,709	$11,428	$12,920	$10,933
7/31/2023	$12,041	$11,770	$11,507	$12,945	$10,926
8/31/2023	$11,969	$11,774	$11,542	$13,001	$10,856
9/30/2023	$11,907	$11,737	$11,535	$13,034	$10,580
10/31/2023	$11,927	$11,779	$11,561	$13,029	$10,413
11/30/2023	$12,054	$11,919	$11,730	$13,002	$10,884
12/31/2023	$12,232	$12,076	$11,886	$12,990	$11,301
1/31/2024	$12,307	$12,122	$11,949	$13,060	$11,270
2/29/2024	$12,295	$12,073	$11,926	$13,141	$11,111
3/31/2024	$12,392	$12,151	$11,988	$13,226	$11,213
4/30/2024	$12,384	$12,111	$11,965	$13,278	$10,930
5/31/2024	$12,514	$12,240	$12,063	$13,300	$11,116
6/30/2024	$12,573	$12,323	$12,123	$13,304	$11,221
7/31/2024	$12,652	$12,452	$12,278	$13,320	$11,483
8/31/2024	$12,734	$12,528	$12,394	$13,331	$11,648
9/30/2024	$12,871	$12,667	$12,507	$13,352	$11,804
10/31/2024	$12,800	$12,583	$12,452	$13,367	$11,511
11/30/2024	$12,851	$12,637	$12,507	$13,360	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	6.61%	4.46%	2.54%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 730,460,695
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 2,654,895
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188254
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class F3
Trading Symbol	LIFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.90%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price IndexFootnote Reference*	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,006	$9,993	$10,020	$10,030	$10,051
5/31/2017	$9,900	$9,984	$10,047	$10,038	$10,128
6/30/2017	$9,852	$9,934	$10,054	$10,048	$10,118
7/31/2017	$9,919	$9,965	$10,094	$10,041	$10,162
8/31/2017	$9,913	$9,996	$10,114	$10,071	$10,253
9/30/2017	$9,981	$9,981	$10,115	$10,124	$10,204
10/31/2017	$10,005	$9,997	$10,124	$10,117	$10,210
11/30/2017	$10,033	$9,974	$10,103	$10,118	$10,197
12/31/2017	$10,082	$9,994	$10,113	$10,112	$10,244
1/31/2018	$10,167	$9,956	$10,096	$10,167	$10,126
2/28/2018	$10,159	$9,947	$10,073	$10,213	$10,030
3/31/2018	$10,141	$10,005	$10,075	$10,236	$10,094
4/30/2018	$10,219	$9,999	$10,084	$10,277	$10,019
5/31/2018	$10,201	$10,036	$10,122	$10,320	$10,091
6/30/2018	$10,244	$10,052	$10,122	$10,336	$10,078
7/31/2018	$10,286	$10,031	$10,146	$10,337	$10,080
8/31/2018	$10,287	$10,085	$10,188	$10,342	$10,145
9/30/2018	$10,323	$10,053	$10,195	$10,354	$10,080
10/31/2018	$10,209	$10,009	$10,197	$10,373	$10,000
11/30/2018	$10,158	$10,012	$10,206	$10,338	$10,060
12/31/2018	$9,991	$10,034	$10,277	$10,305	$10,245
1/31/2019	$10,168	$10,110	$10,350	$10,324	$10,354
2/28/2019	$10,239	$10,125	$10,386	$10,368	$10,348
3/31/2019	$10,257	$10,210	$10,467	$10,427	$10,546
4/30/2019	$10,378	$10,260	$10,501	$10,482	$10,549
5/31/2019	$10,252	$10,320	$10,560	$10,504	$10,736
6/30/2019	$10,306	$10,395	$10,635	$10,506	$10,871
7/31/2019	$10,360	$10,396	$10,647	$10,524	$10,895
8/31/2019	$10,208	$10,457	$10,728	$10,523	$11,177
9/30/2019	$10,172	$10,424	$10,741	$10,532	$11,118
10/31/2019	$10,215	$10,453	$10,788	$10,556	$11,151
11/30/2019	$10,306	$10,462	$10,798	$10,550	$11,146
12/31/2019	$10,504	$10,544	$10,835	$10,540	$11,138
1/31/2020	$10,439	$10,599	$10,897	$10,581	$11,352
2/29/2020	$10,276	$10,661	$10,960	$10,610	$11,557
3/31/2020	$8,956	$10,466	$10,654	$10,587	$11,489
4/30/2020	$9,438	$10,611	$10,907	$10,516	$11,693
5/31/2020	$9,609	$10,685	$11,032	$10,516	$11,747
6/30/2020	$9,899	$10,777	$11,121	$10,574	$11,821
7/31/2020	$10,166	$10,870	$11,177	$10,628	$11,998
8/31/2020	$10,609	$11,005	$11,205	$10,661	$11,901
9/30/2020	$10,522	$10,982	$11,204	$10,676	$11,894
10/31/2020	$10,635	$10,955	$11,224	$10,680	$11,841
11/30/2020	$10,845	$11,028	$11,262	$10,674	$11,958
12/31/2020	$11,156	$11,145	$11,286	$10,684	$11,974
1/31/2021	$11,399	$11,211	$11,293	$10,729	$11,888
2/28/2021	$11,443	$11,221	$11,297	$10,788	$11,716
3/31/2021	$11,648	$11,274	$11,288	$10,865	$11,570
4/30/2021	$11,774	$11,381	$11,311	$10,954	$11,662
5/31/2021	$11,867	$11,471	$11,336	$11,042	$11,700
6/30/2021	$11,843	$11,466	$11,326	$11,144	$11,782
7/31/2021	$11,993	$11,635	$11,346	$11,198	$11,914
8/31/2021	$12,027	$11,634	$11,350	$11,221	$11,891
9/30/2021	$12,118	$11,626	$11,347	$11,251	$11,788
10/31/2021	$12,267	$11,708	$11,310	$11,345	$11,785
11/30/2021	$12,240	$11,714	$11,293	$11,401	$11,820
12/31/2021	$12,343	$11,762	$11,285	$11,436	$11,789
1/31/2022	$12,263	$11,679	$11,201	$11,532	$11,535
2/28/2022	$12,358	$11,800	$11,114	$11,637	$11,407
3/31/2022	$12,290	$11,685	$10,929	$11,792	$11,090
4/30/2022	$12,313	$11,678	$10,849	$11,858	$10,669
5/31/2022	$12,240	$11,717	$10,912	$11,989	$10,738
6/30/2022	$11,805	$11,510	$10,819	$12,154	$10,569
7/31/2022	$12,212	$11,757	$10,901	$12,153	$10,828
8/31/2022	$12,088	$11,557	$10,839	$12,148	$10,522
9/30/2022	$11,546	$11,150	$10,682	$12,174	$10,067
10/31/2022	$11,754	$11,266	$10,659	$12,224	$9,937
11/30/2022	$11,844	$11,331	$10,800	$12,211	$10,302
12/31/2022	$11,789	$11,296	$10,834	$12,174	$10,256
1/31/2023	$11,944	$11,377	$10,947	$12,271	$10,571
2/28/2023	$11,930	$11,307	$10,879	$12,340	$10,298
3/31/2023	$12,105	$11,552	$10,975	$12,381	$10,559
4/30/2023	$12,088	$11,577	$11,042	$12,443	$10,623
5/31/2023	$11,986	$11,477	$11,023	$12,475	$10,508
6/30/2023	$11,978	$11,440	$11,009	$12,515	$10,470
7/31/2023	$12,094	$11,499	$11,084	$12,539	$10,463
8/31/2023	$12,014	$11,503	$11,118	$12,594	$10,396
9/30/2023	$11,962	$11,467	$11,111	$12,625	$10,132
10/31/2023	$11,973	$11,508	$11,137	$12,620	$9,972
11/30/2023	$12,102	$11,645	$11,300	$12,594	$10,424
12/31/2023	$12,293	$11,798	$11,450	$12,582	$10,823
1/31/2024	$12,371	$11,844	$11,510	$12,651	$10,793
2/29/2024	$12,361	$11,795	$11,488	$12,729	$10,640
3/31/2024	$12,460	$11,871	$11,548	$12,811	$10,739
4/30/2024	$12,443	$11,832	$11,526	$12,861	$10,467
5/31/2024	$12,577	$11,958	$11,620	$12,882	$10,645
6/30/2024	$12,637	$12,040	$11,678	$12,887	$10,746
7/31/2024	$12,718	$12,166	$11,827	$12,902	$10,997
8/31/2024	$12,803	$12,240	$11,939	$12,912	$11,155
9/30/2024	$12,943	$12,376	$12,048	$12,933	$11,304
10/31/2024	$12,883	$12,294	$11,995	$12,947	$11,024
11/30/2024	$12,937	$12,347	$12,047	$12,941	$11,140

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.90%	4.65%	3.42%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.79%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.46%
Consumer Price IndexFootnote Reference*	2.75%	4.17%	2.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference**	6.88%	(0.01%)	1.42%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 730,460,695
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 2,654,895
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000099496
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class I
Trading Symbol	LIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.72%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,735	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,687	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,849	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,723	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,857	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,829	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,895	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,745	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,658	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,437	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,555	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,606	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,538	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,301	$9,909	$10,089	$10,033	$10,203
2/29/2016	$9,225	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,457	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,576	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,507	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,401	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,440	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,503	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,644	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,811	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,989	$10,115	$10,286	$10,220	$10,316
12/31/2016	$10,039	$10,147	$10,302	$10,224	$10,331
1/31/2017	$10,104	$10,202	$10,332	$10,283	$10,351
2/28/2017	$10,102	$10,211	$10,367	$10,315	$10,421
3/31/2017	$10,117	$10,227	$10,375	$10,324	$10,415
4/30/2017	$10,110	$10,228	$10,401	$10,354	$10,496
5/31/2017	$10,010	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,960	$10,168	$10,437	$10,373	$10,566
7/31/2017	$10,026	$10,200	$10,479	$10,366	$10,611
8/31/2017	$10,010	$10,231	$10,500	$10,397	$10,706
9/30/2017	$10,086	$10,216	$10,501	$10,452	$10,655
10/31/2017	$10,109	$10,232	$10,510	$10,445	$10,662
11/30/2017	$10,136	$10,208	$10,488	$10,445	$10,648
12/31/2017	$10,185	$10,229	$10,499	$10,439	$10,697
1/31/2018	$10,269	$10,190	$10,481	$10,496	$10,574
2/28/2018	$10,259	$10,181	$10,457	$10,544	$10,473
3/31/2018	$10,240	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,318	$10,234	$10,469	$10,610	$10,462
5/31/2018	$10,300	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,343	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,384	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,385	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,421	$10,290	$10,584	$10,690	$10,526
10/31/2018	$10,306	$10,244	$10,586	$10,709	$10,443
11/30/2018	$10,253	$10,248	$10,595	$10,673	$10,505
12/31/2018	$10,075	$10,270	$10,669	$10,639	$10,698
1/31/2019	$10,262	$10,348	$10,744	$10,659	$10,812
2/28/2019	$10,333	$10,364	$10,782	$10,704	$10,805
3/31/2019	$10,351	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,472	$10,501	$10,901	$10,822	$11,016
5/31/2019	$10,344	$10,562	$10,962	$10,844	$11,211
6/30/2019	$10,390	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,452	$10,640	$11,053	$10,865	$11,377
8/31/2019	$10,290	$10,703	$11,137	$10,864	$11,672
9/30/2019	$10,262	$10,669	$11,150	$10,873	$11,610
10/31/2019	$10,304	$10,699	$11,199	$10,898	$11,645
11/30/2019	$10,395	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,595	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,519	$10,849	$11,313	$10,924	$11,854
2/29/2020	$10,355	$10,911	$11,378	$10,954	$12,068
3/31/2020	$9,033	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,518	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,690	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,980	$11,030	$11,545	$10,917	$12,344
7/31/2020	$10,249	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,686	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,608	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,720	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,923	$11,287	$11,691	$11,020	$12,486
12/31/2020	$11,235	$11,408	$11,716	$11,030	$12,504
1/31/2021	$11,479	$11,475	$11,723	$11,077	$12,414
2/28/2021	$11,524	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,720	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,847	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,940	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,916	$11,736	$11,758	$11,505	$12,303
7/31/2021	$12,067	$11,909	$11,778	$11,560	$12,440
8/31/2021	$12,101	$11,908	$11,783	$11,585	$12,417
9/30/2021	$12,192	$11,899	$11,780	$11,616	$12,309
10/31/2021	$12,341	$11,983	$11,741	$11,712	$12,306
11/30/2021	$12,313	$11,990	$11,723	$11,770	$12,342
12/31/2021	$12,407	$12,038	$11,715	$11,806	$12,311
1/31/2022	$12,336	$11,954	$11,627	$11,906	$12,045
2/28/2022	$12,422	$12,078	$11,538	$12,014	$11,911
3/31/2022	$12,362	$11,960	$11,346	$12,174	$11,580
4/30/2022	$12,375	$11,952	$11,263	$12,243	$11,141
5/31/2022	$12,300	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,871	$11,781	$11,231	$12,548	$11,037
7/31/2022	$12,270	$12,033	$11,316	$12,546	$11,306
8/31/2022	$12,144	$11,829	$11,252	$12,542	$10,987
9/30/2022	$11,608	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,816	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,905	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,839	$11,562	$11,247	$12,568	$10,709
1/31/2023	$12,003	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,978	$11,573	$11,294	$12,739	$10,753
3/31/2023	$12,154	$11,824	$11,394	$12,782	$11,026
4/30/2023	$12,146	$11,850	$11,463	$12,846	$11,093
5/31/2023	$12,032	$11,747	$11,443	$12,879	$10,972
6/30/2023	$12,034	$11,709	$11,428	$12,920	$10,933
7/31/2023	$12,140	$11,770	$11,507	$12,945	$10,926
8/31/2023	$12,069	$11,774	$11,542	$13,001	$10,856
9/30/2023	$12,007	$11,737	$11,535	$13,034	$10,580
10/31/2023	$12,027	$11,779	$11,561	$13,029	$10,413
11/30/2023	$12,157	$11,919	$11,730	$13,002	$10,884
12/31/2023	$12,338	$12,076	$11,886	$12,990	$11,301
1/31/2024	$12,415	$12,122	$11,949	$13,060	$11,270
2/29/2024	$12,403	$12,073	$11,926	$13,141	$11,111
3/31/2024	$12,502	$12,151	$11,988	$13,226	$11,213
4/30/2024	$12,495	$12,111	$11,965	$13,278	$10,930
5/31/2024	$12,617	$12,240	$12,063	$13,300	$11,116
6/30/2024	$12,677	$12,323	$12,123	$13,304	$11,221
7/31/2024	$12,769	$12,452	$12,278	$13,320	$11,483
8/31/2024	$12,853	$12,528	$12,394	$13,331	$11,648
9/30/2024	$12,993	$12,667	$12,507	$13,352	$11,804
10/31/2024	$12,921	$12,583	$12,452	$13,367	$11,511
11/30/2024	$12,974	$12,637	$12,507	$13,360	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	6.72%	4.53%	2.64%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 730,460,695
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 2,654,895
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000099497
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R2
Trading Symbol	LIFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$121	1.17%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.10%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,730	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,677	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,835	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,704	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,833	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,800	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,861	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,706	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,614	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,389	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,502	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,549	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,476	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,235	$9,909	$10,089	$10,033	$10,203
2/29/2016	$9,163	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,382	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,495	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,422	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,312	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,354	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,404	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,539	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,699	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,862	$10,115	$10,286	$10,220	$10,316
12/31/2016	$9,908	$10,147	$10,302	$10,224	$10,331
1/31/2017	$9,974	$10,202	$10,332	$10,283	$10,351
2/28/2017	$9,960	$10,211	$10,367	$10,315	$10,421
3/31/2017	$9,970	$10,227	$10,375	$10,324	$10,415
4/30/2017	$9,966	$10,228	$10,401	$10,354	$10,496
5/31/2017	$9,854	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,808	$10,168	$10,437	$10,373	$10,566
7/31/2017	$9,868	$10,200	$10,479	$10,366	$10,611
8/31/2017	$9,847	$10,231	$10,500	$10,397	$10,706
9/30/2017	$9,909	$10,216	$10,501	$10,452	$10,655
10/31/2017	$9,927	$10,232	$10,510	$10,445	$10,662
11/30/2017	$9,948	$10,208	$10,488	$10,445	$10,648
12/31/2017	$9,999	$10,229	$10,499	$10,439	$10,697
1/31/2018	$10,068	$10,190	$10,481	$10,496	$10,574
2/28/2018	$10,055	$10,181	$10,457	$10,544	$10,473
3/31/2018	$10,030	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,111	$10,234	$10,469	$10,610	$10,462
5/31/2018	$10,078	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,116	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,160	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,156	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,177	$10,290	$10,584	$10,690	$10,526
10/31/2018	$10,059	$10,244	$10,586	$10,709	$10,443
11/30/2018	$10,011	$10,248	$10,595	$10,673	$10,505
12/31/2018	$9,833	$10,270	$10,669	$10,639	$10,698
1/31/2019	$10,001	$10,348	$10,744	$10,659	$10,812
2/28/2019	$10,074	$10,364	$10,782	$10,704	$10,805
3/31/2019	$10,087	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,191	$10,501	$10,901	$10,822	$11,016
5/31/2019	$10,071	$10,562	$10,962	$10,844	$11,211
6/30/2019	$10,110	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,165	$10,640	$11,053	$10,865	$11,377
8/31/2019	$9,993	$10,703	$11,137	$10,864	$11,672
9/30/2019	$9,961	$10,669	$11,150	$10,873	$11,610
10/31/2019	$9,997	$10,699	$11,199	$10,898	$11,645
11/30/2019	$10,081	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,269	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,198	$10,849	$11,313	$10,924	$11,854
2/29/2020	$10,034	$10,911	$11,378	$10,954	$12,068
3/31/2020	$8,739	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,204	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,360	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,636	$11,030	$11,545	$10,917	$12,344
7/31/2020	$9,891	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,308	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,219	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,321	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,512	$11,287	$11,691	$11,020	$12,486
12/31/2020	$10,826	$11,408	$11,716	$11,030	$12,504
1/31/2021	$11,047	$11,475	$11,723	$11,077	$12,414
2/28/2021	$11,085	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,269	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,386	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,470	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,441	$11,736	$11,758	$11,505	$12,303
7/31/2021	$11,581	$11,909	$11,778	$11,560	$12,440
8/31/2021	$11,608	$11,908	$11,783	$11,585	$12,417
9/30/2021	$11,690	$11,899	$11,780	$11,616	$12,309
10/31/2021	$11,827	$11,983	$11,741	$11,712	$12,306
11/30/2021	$11,769	$11,990	$11,723	$11,770	$12,342
12/31/2021	$11,853	$12,038	$11,715	$11,806	$12,311
1/31/2022	$11,778	$11,954	$11,627	$11,906	$12,045
2/28/2022	$11,855	$12,078	$11,538	$12,014	$11,911
3/31/2022	$11,792	$11,960	$11,346	$12,174	$11,580
4/30/2022	$11,798	$11,952	$11,263	$12,243	$11,141
5/31/2022	$11,730	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,304	$11,781	$11,231	$12,548	$11,037
7/31/2022	$11,680	$12,033	$11,316	$12,546	$11,306
8/31/2022	$11,563	$11,829	$11,252	$12,542	$10,987
9/30/2022	$11,044	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,237	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,308	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,248	$11,562	$11,247	$12,568	$10,709
1/31/2023	$11,389	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,370	$11,573	$11,294	$12,739	$10,753
3/31/2023	$11,531	$11,824	$11,394	$12,782	$11,026
4/30/2023	$11,508	$11,850	$11,463	$12,846	$11,093
5/31/2023	$11,404	$11,747	$11,443	$12,879	$10,972
6/30/2023	$11,399	$11,709	$11,428	$12,920	$10,933
7/31/2023	$11,494	$11,770	$11,507	$12,945	$10,926
8/31/2023	$11,421	$11,774	$11,542	$13,001	$10,856
9/30/2023	$11,356	$11,737	$11,535	$13,034	$10,580
10/31/2023	$11,370	$11,779	$11,561	$13,029	$10,413
11/30/2023	$11,487	$11,919	$11,730	$13,002	$10,884
12/31/2023	$11,652	$12,076	$11,886	$12,990	$11,301
1/31/2024	$11,719	$12,122	$11,949	$13,060	$11,270
2/29/2024	$11,702	$12,073	$11,926	$13,141	$11,111
3/31/2024	$11,790	$12,151	$11,988	$13,226	$11,213
4/30/2024	$11,767	$12,111	$11,965	$13,278	$10,930
5/31/2024	$11,887	$12,240	$12,063	$13,300	$11,116
6/30/2024	$11,938	$12,323	$12,123	$13,304	$11,221
7/31/2024	$12,008	$12,452	$12,278	$13,320	$11,483
8/31/2024	$12,081	$12,528	$12,394	$13,331	$11,648
9/30/2024	$12,217	$12,667	$12,507	$13,352	$11,804
10/31/2024	$12,143	$12,583	$12,452	$13,367	$11,511
11/30/2024	$12,187	$12,637	$12,507	$13,360	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.10%	3.87%	2.00%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 730,460,695
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 2,654,895
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000099498
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R3
Trading Symbol	LIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.19%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,724	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,671	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,837	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,700	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,837	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,798	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,859	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,713	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,622	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,398	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,512	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,559	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,480	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,247	$9,909	$10,089	$10,033	$10,203
2/29/2016	$9,168	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,387	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,510	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,429	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,328	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,363	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,421	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,549	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,711	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,883	$10,115	$10,286	$10,220	$10,316
12/31/2016	$9,929	$10,147	$10,302	$10,224	$10,331
1/31/2017	$9,989	$10,202	$10,332	$10,283	$10,351
2/28/2017	$9,984	$10,211	$10,367	$10,315	$10,421
3/31/2017	$9,994	$10,227	$10,375	$10,324	$10,415
4/30/2017	$9,983	$10,228	$10,401	$10,354	$10,496
5/31/2017	$9,880	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,826	$10,168	$10,437	$10,373	$10,566
7/31/2017	$9,887	$10,200	$10,479	$10,366	$10,611
8/31/2017	$9,876	$10,231	$10,500	$10,397	$10,706
9/30/2017	$9,939	$10,216	$10,501	$10,452	$10,655
10/31/2017	$9,957	$10,232	$10,510	$10,445	$10,662
11/30/2017	$9,979	$10,208	$10,488	$10,445	$10,648
12/31/2017	$10,032	$10,229	$10,499	$10,439	$10,697
1/31/2018	$10,102	$10,190	$10,481	$10,496	$10,574
2/28/2018	$10,088	$10,181	$10,457	$10,544	$10,473
3/31/2018	$10,065	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,147	$10,234	$10,469	$10,610	$10,462
5/31/2018	$10,115	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,154	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,190	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,187	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,218	$10,290	$10,584	$10,690	$10,526
10/31/2018	$10,101	$10,244	$10,586	$10,709	$10,443
11/30/2018	$10,053	$10,248	$10,595	$10,673	$10,505
12/31/2018	$9,875	$10,270	$10,669	$10,639	$10,698
1/31/2019	$10,045	$10,348	$10,744	$10,659	$10,812
2/28/2019	$10,119	$10,364	$10,782	$10,704	$10,805
3/31/2019	$10,132	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,238	$10,501	$10,901	$10,822	$11,016
5/31/2019	$10,117	$10,562	$10,962	$10,844	$11,211
6/30/2019	$10,158	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,215	$10,640	$11,053	$10,865	$11,377
8/31/2019	$10,052	$10,703	$11,137	$10,864	$11,672
9/30/2019	$10,011	$10,669	$11,150	$10,873	$11,610
10/31/2019	$10,049	$10,699	$11,199	$10,898	$11,645
11/30/2019	$10,133	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,333	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,254	$10,849	$11,313	$10,924	$11,854
2/29/2020	$10,090	$10,911	$11,378	$10,954	$12,068
3/31/2020	$8,789	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,258	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,430	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,710	$11,030	$11,545	$10,917	$12,344
7/31/2020	$9,967	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,387	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,298	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,403	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,605	$11,287	$11,691	$11,020	$12,486
12/31/2020	$10,903	$11,408	$11,716	$11,030	$12,504
1/31/2021	$11,135	$11,475	$11,723	$11,077	$12,414
2/28/2021	$11,165	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,351	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,469	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,555	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,526	$11,736	$11,758	$11,505	$12,303
7/31/2021	$11,667	$11,909	$11,778	$11,560	$12,440
8/31/2021	$11,695	$11,908	$11,783	$11,585	$12,417
9/30/2021	$11,778	$11,899	$11,780	$11,616	$12,309
10/31/2021	$11,917	$11,983	$11,741	$11,712	$12,306
11/30/2021	$11,895	$11,990	$11,723	$11,770	$12,342
12/31/2021	$11,981	$12,038	$11,715	$11,806	$12,311
1/31/2022	$11,897	$11,954	$11,627	$11,906	$12,045
2/28/2022	$11,986	$12,078	$11,538	$12,014	$11,911
3/31/2022	$11,914	$11,960	$11,346	$12,174	$11,580
4/30/2022	$11,930	$11,952	$11,263	$12,243	$11,141
5/31/2022	$11,853	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,426	$11,781	$11,231	$12,548	$11,037
7/31/2022	$11,814	$12,033	$11,316	$12,546	$11,306
8/31/2022	$11,688	$11,829	$11,252	$12,542	$10,987
9/30/2022	$11,167	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,353	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,434	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,375	$11,562	$11,247	$12,568	$10,709
1/31/2023	$11,529	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,500	$11,573	$11,294	$12,739	$10,753
3/31/2023	$11,664	$11,824	$11,394	$12,782	$11,026
4/30/2023	$11,642	$11,850	$11,463	$12,846	$11,093
5/31/2023	$11,538	$11,747	$11,443	$12,879	$10,972
6/30/2023	$11,525	$11,709	$11,428	$12,920	$10,933
7/31/2023	$11,631	$11,770	$11,507	$12,945	$10,926
8/31/2023	$11,548	$11,774	$11,542	$13,001	$10,856
9/30/2023	$11,494	$11,737	$11,535	$13,034	$10,580
10/31/2023	$11,509	$11,779	$11,561	$13,029	$10,413
11/30/2023	$11,628	$11,919	$11,730	$13,002	$10,884
12/31/2023	$11,796	$12,076	$11,886	$12,990	$11,301
1/31/2024	$11,865	$12,122	$11,949	$13,060	$11,270
2/29/2024	$11,859	$12,073	$11,926	$13,141	$11,111
3/31/2024	$11,939	$12,151	$11,988	$13,226	$11,213
4/30/2024	$11,927	$12,111	$11,965	$13,278	$10,930
5/31/2024	$12,048	$12,240	$12,063	$13,300	$11,116
6/30/2024	$12,101	$12,323	$12,123	$13,304	$11,221
7/31/2024	$12,173	$12,452	$12,278	$13,320	$11,483
8/31/2024	$12,248	$12,528	$12,394	$13,331	$11,648
9/30/2024	$12,376	$12,667	$12,507	$13,352	$11,804
10/31/2024	$12,303	$12,583	$12,452	$13,367	$11,511
11/30/2024	$12,348	$12,637	$12,507	$13,360	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.19%	4.03%	2.13%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 730,460,695
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 2,654,895
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156650
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R4
Trading Symbol	LIFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.46%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,846	$9,967	$10,006	$10,000	$10,070
8/31/2015	$9,756	$9,939	$9,990	$9,987	$10,055
9/30/2015	$9,530	$9,929	$10,018	$9,971	$10,123
10/31/2015	$9,656	$9,927	$10,037	$9,966	$10,125
11/30/2015	$9,698	$9,907	$10,030	$9,946	$10,098
12/31/2015	$9,627	$9,879	$10,005	$9,912	$10,065
1/31/2016	$9,385	$9,949	$10,032	$9,928	$10,204
2/29/2016	$9,314	$9,975	$10,042	$9,936	$10,276
3/31/2016	$9,539	$10,091	$10,127	$9,979	$10,371
4/30/2016	$9,657	$10,095	$10,168	$10,026	$10,410
5/31/2016	$9,585	$10,075	$10,170	$10,067	$10,413
6/30/2016	$9,476	$10,187	$10,232	$10,101	$10,600
7/31/2016	$9,514	$10,177	$10,255	$10,084	$10,667
8/31/2016	$9,575	$10,141	$10,258	$10,093	$10,655
9/30/2016	$9,707	$10,215	$10,266	$10,117	$10,649
10/31/2016	$9,872	$10,220	$10,271	$10,129	$10,567
11/30/2016	$10,049	$10,156	$10,228	$10,114	$10,317
12/31/2016	$10,106	$10,188	$10,244	$10,117	$10,332
1/31/2017	$10,169	$10,243	$10,274	$10,176	$10,352
2/28/2017	$10,165	$10,252	$10,308	$10,208	$10,422
3/31/2017	$10,170	$10,268	$10,316	$10,216	$10,416
4/30/2017	$10,169	$10,269	$10,343	$10,246	$10,497
5/31/2017	$10,058	$10,260	$10,371	$10,255	$10,577
6/30/2017	$10,014	$10,208	$10,378	$10,265	$10,567
7/31/2017	$10,078	$10,241	$10,419	$10,258	$10,612
8/31/2017	$10,060	$10,272	$10,441	$10,288	$10,707
9/30/2017	$10,126	$10,257	$10,442	$10,343	$10,656
10/31/2017	$10,156	$10,274	$10,451	$10,336	$10,663
11/30/2017	$10,172	$10,249	$10,428	$10,336	$10,649
12/31/2017	$10,227	$10,270	$10,440	$10,330	$10,698
1/31/2018	$10,301	$10,231	$10,421	$10,387	$10,575
2/28/2018	$10,290	$10,222	$10,398	$10,434	$10,474
3/31/2018	$10,268	$10,282	$10,400	$10,457	$10,542
4/30/2018	$10,353	$10,275	$10,410	$10,499	$10,463
5/31/2018	$10,324	$10,314	$10,449	$10,543	$10,538
6/30/2018	$10,373	$10,330	$10,449	$10,559	$10,525
7/31/2018	$10,413	$10,309	$10,473	$10,560	$10,527
8/31/2018	$10,412	$10,364	$10,516	$10,566	$10,595
9/30/2018	$10,446	$10,331	$10,524	$10,578	$10,527
10/31/2018	$10,319	$10,285	$10,526	$10,597	$10,444
11/30/2018	$10,273	$10,289	$10,535	$10,562	$10,506
12/31/2018	$10,093	$10,312	$10,609	$10,528	$10,699
1/31/2019	$10,268	$10,390	$10,684	$10,548	$10,813
2/28/2019	$10,347	$10,405	$10,721	$10,593	$10,806
3/31/2019	$10,363	$10,492	$10,805	$10,652	$11,014
4/30/2019	$10,473	$10,543	$10,840	$10,709	$11,017
5/31/2019	$10,352	$10,605	$10,900	$10,731	$11,212
6/30/2019	$10,395	$10,682	$10,978	$10,733	$11,353
7/31/2019	$10,456	$10,683	$10,991	$10,751	$11,378
8/31/2019	$10,291	$10,746	$11,074	$10,751	$11,673
9/30/2019	$10,252	$10,712	$11,087	$10,759	$11,611
10/31/2019	$10,292	$10,742	$11,136	$10,784	$11,646
11/30/2019	$10,381	$10,751	$11,146	$10,778	$11,640
12/31/2019	$10,587	$10,835	$11,185	$10,768	$11,632
1/31/2020	$10,509	$10,892	$11,249	$10,810	$11,855
2/29/2020	$10,343	$10,955	$11,314	$10,840	$12,069
3/31/2020	$9,021	$10,756	$10,997	$10,816	$11,998
4/30/2020	$9,494	$10,905	$11,258	$10,744	$12,211
5/31/2020	$9,673	$10,981	$11,388	$10,744	$12,268
6/30/2020	$9,961	$11,075	$11,480	$10,803	$12,345
7/31/2020	$10,227	$11,170	$11,537	$10,857	$12,530
8/31/2020	$10,660	$11,309	$11,566	$10,892	$12,428
9/30/2020	$10,571	$11,286	$11,565	$10,907	$12,422
10/31/2020	$10,681	$11,258	$11,586	$10,911	$12,366
11/30/2020	$10,890	$11,333	$11,625	$10,905	$12,488
12/31/2020	$11,199	$11,453	$11,650	$10,915	$12,505
1/31/2021	$11,440	$11,521	$11,657	$10,961	$12,415
2/28/2021	$11,473	$11,531	$11,662	$11,021	$12,236
3/31/2021	$11,676	$11,586	$11,652	$11,100	$12,083
4/30/2021	$11,800	$11,696	$11,676	$11,190	$12,178
5/31/2021	$11,890	$11,788	$11,701	$11,281	$12,218
6/30/2021	$11,854	$11,783	$11,692	$11,385	$12,304
7/31/2021	$12,002	$11,957	$11,712	$11,440	$12,442
8/31/2021	$12,034	$11,956	$11,717	$11,464	$12,418
9/30/2021	$12,132	$11,947	$11,713	$11,495	$12,310
10/31/2021	$12,277	$12,031	$11,675	$11,590	$12,307
11/30/2021	$12,247	$12,038	$11,657	$11,647	$12,344
12/31/2021	$12,338	$12,087	$11,649	$11,683	$12,312
1/31/2022	$12,264	$12,002	$11,562	$11,781	$12,047
2/28/2022	$12,348	$12,126	$11,473	$11,889	$11,912
3/31/2022	$12,286	$12,008	$11,281	$12,047	$11,581
4/30/2022	$12,295	$12,001	$11,199	$12,115	$11,142
5/31/2022	$12,219	$12,041	$11,264	$12,249	$11,214
6/30/2022	$11,781	$11,828	$11,167	$12,417	$11,038
7/31/2022	$12,184	$12,082	$11,252	$12,415	$11,307
8/31/2022	$12,056	$11,876	$11,189	$12,411	$10,988
9/30/2022	$11,522	$11,459	$11,027	$12,438	$10,513
10/31/2022	$11,725	$11,578	$11,003	$12,488	$10,377
11/30/2022	$11,812	$11,644	$11,149	$12,475	$10,759
12/31/2022	$11,743	$11,609	$11,183	$12,437	$10,710
1/31/2023	$11,904	$11,692	$11,300	$12,536	$11,040
2/28/2023	$11,877	$11,619	$11,230	$12,606	$10,754
3/31/2023	$12,048	$11,871	$11,329	$12,648	$11,027
4/30/2023	$12,038	$11,897	$11,398	$12,712	$11,094
5/31/2023	$11,923	$11,794	$11,379	$12,744	$10,973
6/30/2023	$11,912	$11,756	$11,364	$12,785	$10,934
7/31/2023	$12,025	$11,817	$11,442	$12,810	$10,927
8/31/2023	$11,952	$11,821	$11,477	$12,866	$10,857
9/30/2023	$11,888	$11,784	$11,470	$12,898	$10,581
10/31/2023	$11,906	$11,826	$11,496	$12,893	$10,414
11/30/2023	$12,032	$11,967	$11,664	$12,867	$10,886
12/31/2023	$12,208	$12,124	$11,819	$12,854	$11,302
1/31/2024	$12,282	$12,171	$11,882	$12,924	$11,271
2/29/2024	$12,268	$12,121	$11,858	$13,004	$11,112
3/31/2024	$12,363	$12,200	$11,921	$13,088	$11,215
4/30/2024	$12,343	$12,159	$11,897	$13,139	$10,931
5/31/2024	$12,471	$12,289	$11,995	$13,161	$11,117
6/30/2024	$12,528	$12,373	$12,055	$13,165	$11,222
7/31/2024	$12,616	$12,502	$12,209	$13,181	$11,484
8/31/2024	$12,697	$12,578	$12,324	$13,191	$11,649
9/30/2024	$12,832	$12,718	$12,436	$13,212	$11,805
10/31/2024	$12,759	$12,634	$12,382	$13,227	$11,512
11/30/2024	$12,809	$12,688	$12,436	$13,220	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	6.46%	4.29%	2.66%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.56%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Consumer Price Index	2.75%	4.17%	3.01%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 730,460,695
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 2,654,895
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156651
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R5
Trading Symbol	LIFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.72%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,848	$9,967	$10,006	$10,000	$10,070
8/31/2015	$9,760	$9,939	$9,990	$9,987	$10,055
9/30/2015	$9,537	$9,929	$10,018	$9,971	$10,123
10/31/2015	$9,664	$9,927	$10,037	$9,966	$10,125
11/30/2015	$9,708	$9,907	$10,030	$9,946	$10,098
12/31/2015	$9,639	$9,879	$10,005	$9,912	$10,065
1/31/2016	$9,399	$9,949	$10,032	$9,928	$10,204
2/29/2016	$9,330	$9,975	$10,042	$9,936	$10,276
3/31/2016	$9,558	$10,091	$10,127	$9,979	$10,371
4/30/2016	$9,678	$10,095	$10,168	$10,026	$10,410
5/31/2016	$9,607	$10,075	$10,170	$10,067	$10,413
6/30/2016	$9,500	$10,187	$10,232	$10,101	$10,600
7/31/2016	$9,540	$10,177	$10,255	$10,084	$10,667
8/31/2016	$9,603	$10,141	$10,258	$10,093	$10,655
9/30/2016	$9,738	$10,215	$10,266	$10,117	$10,649
10/31/2016	$9,906	$10,220	$10,271	$10,129	$10,567
11/30/2016	$10,086	$10,156	$10,228	$10,114	$10,317
12/31/2016	$10,137	$10,188	$10,244	$10,117	$10,332
1/31/2017	$10,203	$10,243	$10,274	$10,176	$10,352
2/28/2017	$10,201	$10,252	$10,308	$10,208	$10,422
3/31/2017	$10,216	$10,268	$10,316	$10,216	$10,416
4/30/2017	$10,209	$10,269	$10,343	$10,246	$10,497
5/31/2017	$10,108	$10,260	$10,371	$10,255	$10,577
6/30/2017	$10,057	$10,208	$10,378	$10,265	$10,567
7/31/2017	$10,124	$10,241	$10,419	$10,258	$10,612
8/31/2017	$10,116	$10,272	$10,441	$10,288	$10,707
9/30/2017	$10,185	$10,257	$10,442	$10,343	$10,656
10/31/2017	$10,208	$10,274	$10,451	$10,336	$10,663
11/30/2017	$10,235	$10,249	$10,428	$10,336	$10,649
12/31/2017	$10,293	$10,270	$10,440	$10,330	$10,698
1/31/2018	$10,369	$10,231	$10,421	$10,387	$10,575
2/28/2018	$10,360	$10,222	$10,398	$10,434	$10,474
3/31/2018	$10,340	$10,282	$10,400	$10,457	$10,542
4/30/2018	$10,428	$10,275	$10,410	$10,499	$10,463
5/31/2018	$10,401	$10,314	$10,449	$10,543	$10,538
6/30/2018	$10,444	$10,330	$10,449	$10,559	$10,525
7/31/2018	$10,486	$10,309	$10,473	$10,560	$10,527
8/31/2018	$10,487	$10,364	$10,516	$10,566	$10,595
9/30/2018	$10,524	$10,331	$10,524	$10,578	$10,527
10/31/2018	$10,408	$10,285	$10,526	$10,597	$10,444
11/30/2018	$10,355	$10,289	$10,535	$10,562	$10,506
12/31/2018	$10,175	$10,312	$10,609	$10,528	$10,699
1/31/2019	$10,363	$10,390	$10,684	$10,548	$10,813
2/28/2019	$10,435	$10,405	$10,721	$10,593	$10,806
3/31/2019	$10,454	$10,492	$10,805	$10,652	$11,014
4/30/2019	$10,576	$10,543	$10,840	$10,709	$11,017
5/31/2019	$10,447	$10,605	$10,900	$10,731	$11,212
6/30/2019	$10,502	$10,682	$10,978	$10,733	$11,353
7/31/2019	$10,565	$10,683	$10,991	$10,751	$11,378
8/31/2019	$10,401	$10,746	$11,074	$10,751	$11,673
9/30/2019	$10,364	$10,712	$11,087	$10,759	$11,611
10/31/2019	$10,407	$10,742	$11,136	$10,784	$11,646
11/30/2019	$10,499	$10,751	$11,146	$10,778	$11,640
12/31/2019	$10,700	$10,835	$11,185	$10,768	$11,632
1/31/2020	$10,633	$10,892	$11,249	$10,810	$11,855
2/29/2020	$10,467	$10,955	$11,314	$10,840	$12,069
3/31/2020	$9,122	$10,756	$10,997	$10,816	$11,998
4/30/2020	$9,611	$10,905	$11,258	$10,744	$12,211
5/31/2020	$9,785	$10,981	$11,388	$10,744	$12,268
6/30/2020	$10,079	$11,075	$11,480	$10,803	$12,345
7/31/2020	$10,351	$11,170	$11,537	$10,857	$12,530
8/31/2020	$10,792	$11,309	$11,566	$10,892	$12,428
9/30/2020	$10,713	$11,286	$11,565	$10,907	$12,422
10/31/2020	$10,827	$11,258	$11,586	$10,911	$12,366
11/30/2020	$11,032	$11,333	$11,625	$10,905	$12,488
12/31/2020	$11,347	$11,453	$11,650	$10,915	$12,505
1/31/2021	$11,594	$11,521	$11,657	$10,961	$12,415
2/28/2021	$11,630	$11,531	$11,662	$11,021	$12,236
3/31/2021	$11,838	$11,586	$11,652	$11,100	$12,083
4/30/2021	$11,966	$11,696	$11,676	$11,190	$12,178
5/31/2021	$12,061	$11,788	$11,701	$11,281	$12,218
6/30/2021	$12,027	$11,783	$11,692	$11,385	$12,304
7/31/2021	$12,179	$11,957	$11,712	$11,440	$12,442
8/31/2021	$12,214	$11,956	$11,717	$11,464	$12,418
9/30/2021	$12,306	$11,947	$11,713	$11,495	$12,310
10/31/2021	$12,456	$12,031	$11,675	$11,590	$12,307
11/30/2021	$12,439	$12,038	$11,657	$11,647	$12,344
12/31/2021	$12,533	$12,087	$11,649	$11,683	$12,312
1/31/2022	$12,451	$12,002	$11,562	$11,781	$12,047
2/28/2022	$12,548	$12,126	$11,473	$11,889	$11,912
3/31/2022	$12,478	$12,008	$11,281	$12,047	$11,581
4/30/2022	$12,500	$12,001	$11,199	$12,115	$11,142
5/31/2022	$12,425	$12,041	$11,264	$12,249	$11,214
6/30/2022	$11,991	$11,828	$11,167	$12,417	$11,038
7/31/2022	$12,394	$12,082	$11,252	$12,415	$11,307
8/31/2022	$12,267	$11,876	$11,189	$12,411	$10,988
9/30/2022	$11,725	$11,459	$11,027	$12,438	$10,513
10/31/2022	$11,935	$11,578	$11,003	$12,488	$10,377
11/30/2022	$12,025	$11,644	$11,149	$12,475	$10,759
12/31/2022	$11,958	$11,609	$11,183	$12,437	$10,710
1/31/2023	$12,124	$11,692	$11,300	$12,536	$11,040
2/28/2023	$12,099	$11,619	$11,230	$12,606	$10,754
3/31/2023	$12,276	$11,871	$11,329	$12,648	$11,027
4/30/2023	$12,258	$11,897	$11,398	$12,712	$11,094
5/31/2023	$12,154	$11,794	$11,379	$12,744	$10,973
6/30/2023	$12,145	$11,756	$11,364	$12,785	$10,934
7/31/2023	$12,262	$11,817	$11,442	$12,810	$10,927
8/31/2023	$12,190	$11,821	$11,477	$12,866	$10,857
9/30/2023	$12,127	$11,784	$11,470	$12,898	$10,581
10/31/2023	$12,149	$11,826	$11,496	$12,893	$10,414
11/30/2023	$12,279	$11,967	$11,664	$12,867	$10,886
12/31/2023	$12,462	$12,124	$11,819	$12,854	$11,302
1/31/2024	$12,540	$12,171	$11,882	$12,924	$11,271
2/29/2024	$12,528	$12,121	$11,858	$13,004	$11,112
3/31/2024	$12,628	$12,200	$11,921	$13,088	$11,215
4/30/2024	$12,610	$12,159	$11,897	$13,139	$10,931
5/31/2024	$12,744	$12,289	$11,995	$13,161	$11,117
6/30/2024	$12,805	$12,373	$12,055	$13,165	$11,222
7/31/2024	$12,898	$12,502	$12,209	$13,181	$11,484
8/31/2024	$12,983	$12,578	$12,324	$13,191	$11,649
9/30/2024	$13,124	$12,718	$12,436	$13,212	$11,805
10/31/2024	$13,052	$12,634	$12,382	$13,227	$11,512
11/30/2024	$13,105	$12,688	$12,436	$13,220	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	6.72%	4.54%	2.91%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.56%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Consumer Price Index	2.75%	4.17%	3.01%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 730,460,695
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 2,654,895
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156652
Shareholder Report [Line Items]
Fund Name	Lord Abbett Inflation Focused Fund
Class Name	Class R6
Trading Symbol	LIFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.90%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,849	$9,967	$10,006	$10,000	$10,070
8/31/2015	$9,762	$9,939	$9,990	$9,987	$10,055
9/30/2015	$9,540	$9,929	$10,018	$9,971	$10,123
10/31/2015	$9,668	$9,927	$10,037	$9,966	$10,125
11/30/2015	$9,713	$9,907	$10,030	$9,946	$10,098
12/31/2015	$9,645	$9,879	$10,005	$9,912	$10,065
1/31/2016	$9,406	$9,949	$10,032	$9,928	$10,204
2/29/2016	$9,338	$9,975	$10,042	$9,936	$10,276
3/31/2016	$9,566	$10,091	$10,127	$9,979	$10,371
4/30/2016	$9,688	$10,095	$10,168	$10,026	$10,410
5/31/2016	$9,620	$10,075	$10,170	$10,067	$10,413
6/30/2016	$9,514	$10,187	$10,232	$10,101	$10,600
7/31/2016	$9,556	$10,177	$10,255	$10,084	$10,667
8/31/2016	$9,621	$10,141	$10,258	$10,093	$10,655
9/30/2016	$9,758	$10,215	$10,266	$10,117	$10,649
10/31/2016	$9,929	$10,220	$10,271	$10,129	$10,567
11/30/2016	$10,111	$10,156	$10,228	$10,114	$10,317
12/31/2016	$10,164	$10,188	$10,244	$10,117	$10,332
1/31/2017	$10,232	$10,243	$10,274	$10,176	$10,352
2/28/2017	$10,232	$10,252	$10,308	$10,208	$10,422
3/31/2017	$10,249	$10,268	$10,316	$10,216	$10,416
4/30/2017	$10,244	$10,269	$10,343	$10,246	$10,497
5/31/2017	$10,143	$10,260	$10,371	$10,255	$10,577
6/30/2017	$10,094	$10,208	$10,378	$10,265	$10,567
7/31/2017	$10,161	$10,241	$10,419	$10,258	$10,612
8/31/2017	$10,156	$10,272	$10,441	$10,288	$10,707
9/30/2017	$10,226	$10,257	$10,442	$10,343	$10,656
10/31/2017	$10,251	$10,274	$10,451	$10,336	$10,663
11/30/2017	$10,279	$10,249	$10,428	$10,336	$10,649
12/31/2017	$10,339	$10,270	$10,440	$10,330	$10,698
1/31/2018	$10,417	$10,231	$10,421	$10,387	$10,575
2/28/2018	$10,409	$10,222	$10,398	$10,434	$10,474
3/31/2018	$10,391	$10,282	$10,400	$10,457	$10,542
4/30/2018	$10,479	$10,275	$10,410	$10,499	$10,463
5/31/2018	$10,452	$10,314	$10,449	$10,543	$10,538
6/30/2018	$10,496	$10,330	$10,449	$10,559	$10,525
7/31/2018	$10,547	$10,309	$10,473	$10,560	$10,527
8/31/2018	$10,549	$10,364	$10,516	$10,566	$10,595
9/30/2018	$10,577	$10,331	$10,524	$10,578	$10,527
10/31/2018	$10,461	$10,285	$10,526	$10,597	$10,444
11/30/2018	$10,417	$10,289	$10,535	$10,562	$10,506
12/31/2018	$10,237	$10,312	$10,609	$10,528	$10,699
1/31/2019	$10,418	$10,390	$10,684	$10,548	$10,813
2/28/2019	$10,500	$10,405	$10,721	$10,593	$10,806
3/31/2019	$10,519	$10,492	$10,805	$10,652	$11,014
4/30/2019	$10,633	$10,543	$10,840	$10,709	$11,017
5/31/2019	$10,514	$10,605	$10,900	$10,731	$11,212
6/30/2019	$10,560	$10,682	$10,978	$10,733	$11,353
7/31/2019	$10,624	$10,683	$10,991	$10,751	$11,378
8/31/2019	$10,460	$10,746	$11,074	$10,751	$11,673
9/30/2019	$10,423	$10,712	$11,087	$10,759	$11,611
10/31/2019	$10,466	$10,742	$11,136	$10,784	$11,646
11/30/2019	$10,559	$10,751	$11,146	$10,778	$11,640
12/31/2019	$10,763	$10,835	$11,185	$10,768	$11,632
1/31/2020	$10,696	$10,892	$11,249	$10,810	$11,855
2/29/2020	$10,530	$10,955	$11,314	$10,840	$12,069
3/31/2020	$9,177	$10,756	$10,997	$10,816	$11,998
4/30/2020	$9,670	$10,905	$11,258	$10,744	$12,211
5/31/2020	$9,856	$10,981	$11,388	$10,744	$12,268
6/30/2020	$10,152	$11,075	$11,480	$10,803	$12,345
7/31/2020	$10,416	$11,170	$11,537	$10,857	$12,530
8/31/2020	$10,870	$11,309	$11,566	$10,892	$12,428
9/30/2020	$10,782	$11,286	$11,565	$10,907	$12,422
10/31/2020	$10,897	$11,258	$11,586	$10,911	$12,366
11/30/2020	$11,113	$11,333	$11,625	$10,905	$12,488
12/31/2020	$11,431	$11,453	$11,650	$10,915	$12,505
1/31/2021	$11,680	$11,521	$11,657	$10,961	$12,415
2/28/2021	$11,716	$11,531	$11,662	$11,021	$12,236
3/31/2021	$11,917	$11,586	$11,652	$11,100	$12,083
4/30/2021	$12,046	$11,696	$11,676	$11,190	$12,178
5/31/2021	$12,151	$11,788	$11,701	$11,281	$12,218
6/30/2021	$12,117	$11,783	$11,692	$11,385	$12,304
7/31/2021	$12,271	$11,957	$11,712	$11,440	$12,442
8/31/2021	$12,307	$11,956	$11,717	$11,464	$12,418
9/30/2021	$12,400	$11,947	$11,713	$11,495	$12,310
10/31/2021	$12,553	$12,031	$11,675	$11,590	$12,307
11/30/2021	$12,526	$12,038	$11,657	$11,647	$12,344
12/31/2021	$12,632	$12,087	$11,649	$11,683	$12,312
1/31/2022	$12,549	$12,002	$11,562	$11,781	$12,047
2/28/2022	$12,637	$12,126	$11,473	$11,889	$11,912
3/31/2022	$12,578	$12,008	$11,281	$12,047	$11,581
4/30/2022	$12,601	$12,001	$11,199	$12,115	$11,142
5/31/2022	$12,526	$12,041	$11,264	$12,249	$11,214
6/30/2022	$12,080	$11,828	$11,167	$12,417	$11,038
7/31/2022	$12,487	$12,082	$11,252	$12,415	$11,307
8/31/2022	$12,370	$11,876	$11,189	$12,411	$10,988
9/30/2022	$11,814	$11,459	$11,027	$12,438	$10,513
10/31/2022	$12,027	$11,578	$11,003	$12,488	$10,377
11/30/2022	$12,120	$11,644	$11,149	$12,475	$10,759
12/31/2022	$12,063	$11,609	$11,183	$12,437	$10,710
1/31/2023	$12,222	$11,692	$11,300	$12,536	$11,040
2/28/2023	$12,208	$11,619	$11,230	$12,606	$10,754
3/31/2023	$12,387	$11,871	$11,329	$12,648	$11,027
4/30/2023	$12,369	$11,897	$11,398	$12,712	$11,094
5/31/2023	$12,265	$11,794	$11,379	$12,744	$10,973
6/30/2023	$12,256	$11,756	$11,364	$12,785	$10,934
7/31/2023	$12,375	$11,817	$11,442	$12,810	$10,927
8/31/2023	$12,293	$11,821	$11,477	$12,866	$10,857
9/30/2023	$12,240	$11,784	$11,470	$12,898	$10,581
10/31/2023	$12,262	$11,826	$11,496	$12,893	$10,414
11/30/2023	$12,383	$11,967	$11,664	$12,867	$10,886
12/31/2023	$12,579	$12,124	$11,819	$12,854	$11,302
1/31/2024	$12,659	$12,171	$11,882	$12,924	$11,271
2/29/2024	$12,648	$12,121	$11,858	$13,004	$11,112
3/31/2024	$12,750	$12,200	$11,921	$13,088	$11,215
4/30/2024	$12,732	$12,159	$11,897	$13,139	$10,931
5/31/2024	$12,869	$12,289	$11,995	$13,161	$11,117
6/30/2024	$12,931	$12,373	$12,055	$13,165	$11,222
7/31/2024	$13,014	$12,502	$12,209	$13,181	$11,484
8/31/2024	$13,101	$12,578	$12,324	$13,191	$11,649
9/30/2024	$13,244	$12,718	$12,436	$13,212	$11,805
10/31/2024	$13,183	$12,634	$12,382	$13,227	$11,512
11/30/2024	$13,238	$12,688	$12,436	$13,220	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	6.90%	4.63%	3.02%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.56%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Consumer Price Index	2.75%	4.17%	3.01%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 730,460,695
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 2,654,895
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020006
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class A
Trading Symbol	LABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.58%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$9,772	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,679	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,586	$9,703	$9,856	$9,902	$9,675
2/28/2015	$9,923	$10,263	$10,189	$10,209	$10,231
3/31/2015	$9,880	$10,135	$10,122	$10,147	$10,070
4/30/2015	$9,991	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,025	$10,341	$10,238	$10,280	$10,297
6/30/2015	$9,820	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,757	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,316	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,056	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,463	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,369	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,171	$10,068	$9,786	$9,906	$10,113
1/31/2016	$8,783	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,743	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,215	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,378	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,451	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,484	$10,445	$10,110	$10,362	$10,501
7/31/2016	$9,770	$10,843	$10,378	$10,644	$10,888
8/31/2016	$9,856	$10,857	$10,404	$10,695	$10,903
9/30/2016	$9,917	$10,866	$10,425	$10,724	$10,905
10/31/2016	$9,846	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,060	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,231	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,369	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,571	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,560	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,626	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,669	$12,242	$11,253	$11,527	$12,303
6/30/2017	$10,723	$12,328	$11,304	$11,557	$12,380
7/31/2017	$10,843	$12,572	$11,472	$11,723	$12,635
8/31/2017	$10,775	$12,611	$11,489	$11,769	$12,673
9/30/2017	$10,965	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,095	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,239	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,304	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,650	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,277	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,209	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,190	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,268	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,225	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,388	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,620	$15,111	$12,412	$12,770	$15,165
9/30/2018	$11,686	$15,168	$12,405	$12,791	$15,251
10/31/2018	$10,911	$14,095	$11,786	$12,255	$14,209
11/30/2018	$10,995	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,314	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,061	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,396	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,458	$14,902	$12,345	$12,917	$14,989
4/30/2019	$11,737	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,344	$14,516	$12,187	$12,839	$14,605
6/30/2019	$11,786	$15,535	$12,709	$13,387	$15,635
7/31/2019	$11,876	$15,776	$12,784	$13,476	$15,859
8/31/2019	$11,720	$15,487	$12,702	$13,458	$15,608
9/30/2019	$11,734	$15,756	$12,829	$13,577	$15,900
10/31/2019	$11,860	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,115	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,394	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,353	$17,198	$13,449	$14,311	$17,335
2/29/2020	$11,831	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,301	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,124	$15,517	$12,358	$13,394	$15,731
5/31/2020	$11,785	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,198	$16,697	$12,994	$14,099	$16,808
7/31/2020	$12,731	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,219	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,000	$18,278	$13,635	$14,865	$18,309
10/31/2020	$12,931	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,185	$19,938	$14,542	$15,734	$19,773
12/31/2020	$14,794	$20,781	$15,020	$16,140	$20,533
1/31/2021	$14,746	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,249	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,457	$22,010	$15,649	$16,441	$21,801
4/30/2021	$15,851	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,017	$23,305	$16,305	$17,036	$23,125
6/30/2021	$15,931	$23,889	$16,454	$17,270	$23,665
7/31/2021	$15,975	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,256	$25,091	$16,862	$17,740	$24,963
9/30/2021	$15,831	$23,938	$16,338	$17,319	$23,802
10/31/2021	$16,385	$25,599	$16,927	$17,835	$25,470
11/30/2021	$16,013	$25,256	$16,648	$17,635	$25,294
12/31/2021	$16,350	$26,279	$17,109	$18,064	$26,427
1/31/2022	$15,537	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,320	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,301	$24,931	$16,321	$17,113	$25,212
4/30/2022	$14,395	$22,708	$15,432	$16,075	$23,013
5/31/2022	$14,515	$22,674	$15,490	$16,118	$23,056
6/30/2022	$13,429	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,199	$22,710	$15,319	$16,066	$23,103
8/31/2022	$13,872	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,090	$19,817	$13,937	$14,485	$20,120
10/31/2022	$13,536	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,091	$22,565	$15,172	$15,773	$22,964
12/31/2022	$13,707	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,218	$22,677	$15,429	$16,161	$23,001
2/28/2023	$13,920	$22,138	$15,053	$15,807	$22,440
3/31/2023	$14,060	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,186	$23,121	$15,425	$16,393	$23,626
5/31/2023	$13,986	$23,229	$15,286	$16,272	$23,729
6/30/2023	$14,466	$24,797	$15,821	$16,822	$25,297
7/31/2023	$14,745	$25,650	$16,172	$17,153	$26,110
8/31/2023	$14,574	$25,202	$15,933	$16,945	$25,694
9/30/2023	$14,088	$24,017	$15,405	$16,400	$24,469
10/31/2023	$13,804	$23,437	$15,098	$16,057	$23,955
11/30/2023	$14,749	$25,626	$16,046	$17,171	$26,142
12/31/2023	$15,338	$26,891	$16,731	$17,926	$27,330
1/31/2024	$15,527	$27,266	$16,784	$18,022	$27,789
2/29/2024	$16,070	$28,738	$17,184	$18,379	$29,273
3/31/2024	$16,504	$29,659	$17,619	$18,772	$30,215
4/30/2024	$15,968	$28,397	$17,057	$18,227	$28,981
5/31/2024	$16,446	$29,734	$17,594	$18,778	$30,418
6/30/2024	$16,591	$30,718	$17,830	$19,086	$31,509
7/31/2024	$16,919	$31,166	$18,180	$19,463	$31,893
8/31/2024	$17,371	$31,904	$18,490	$19,857	$32,666
9/30/2024	$17,609	$32,586	$18,781	$20,190	$33,364
10/31/2024	$17,478	$32,359	$18,495	$19,852	$33,061
11/30/2024	$18,227	$34,442	$19,152	$20,461	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	23.58%	8.51%	6.43%
Class A with sales charge	20.83%	8.01%	6.19%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020008
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class C
Trading Symbol	BFLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 22.66%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,898	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,797	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,138	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,087	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,186	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,224	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,007	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,936	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,479	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,216	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,618	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,516	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,308	$10,068	$9,786	$9,906	$10,113
1/31/2016	$8,907	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,861	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,336	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,497	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,566	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,592	$10,445	$10,110	$10,362	$10,501
7/31/2016	$9,869	$10,843	$10,378	$10,644	$10,888
8/31/2016	$9,958	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,014	$10,866	$10,425	$10,724	$10,905
10/31/2016	$9,936	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,138	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,305	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,438	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,637	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,618	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,688	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,715	$12,242	$11,253	$11,527	$12,303
6/30/2017	$10,763	$12,328	$11,304	$11,557	$12,380
7/31/2017	$10,878	$12,572	$11,472	$11,723	$12,635
8/31/2017	$10,802	$12,611	$11,489	$11,769	$12,673
9/30/2017	$10,987	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,111	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,249	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,308	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,648	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,267	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,191	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,166	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,235	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,184	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,340	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,565	$15,111	$12,412	$12,770	$15,165
9/30/2018	$11,625	$15,168	$12,405	$12,791	$15,251
10/31/2018	$10,852	$14,095	$11,786	$12,255	$14,209
11/30/2018	$10,929	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,243	$13,072	$11,335	$11,857	$13,189
1/31/2019	$10,973	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,301	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,345	$14,902	$12,345	$12,917	$14,989
4/30/2019	$11,626	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,227	$14,516	$12,187	$12,839	$14,605
6/30/2019	$11,662	$15,535	$12,709	$13,387	$15,635
7/31/2019	$11,743	$15,776	$12,784	$13,476	$15,859
8/31/2019	$11,581	$15,487	$12,702	$13,458	$15,608
9/30/2019	$11,588	$15,756	$12,829	$13,577	$15,900
10/31/2019	$11,704	$16,089	$12,979	$13,760	$16,245
11/30/2019	$11,951	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,220	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,160	$17,198	$13,449	$14,311	$17,335
2/29/2020	$11,646	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,134	$13,706	$11,495	$12,490	$13,944
4/30/2020	$10,932	$15,517	$12,358	$13,394	$15,731
5/31/2020	$11,579	$16,336	$12,789	$13,876	$16,480
6/30/2020	$11,980	$16,697	$12,994	$14,099	$16,808
7/31/2020	$12,488	$17,675	$13,481	$14,659	$17,756
8/31/2020	$12,964	$18,972	$13,933	$15,159	$19,032
9/30/2020	$12,738	$18,278	$13,635	$14,865	$18,309
10/31/2020	$12,664	$17,838	$13,453	$14,656	$17,822
11/30/2020	$13,883	$19,938	$14,542	$15,734	$19,773
12/31/2020	$14,473	$20,781	$15,020	$16,140	$20,533
1/31/2021	$14,417	$20,610	$14,980	$16,048	$20,326
2/28/2021	$14,906	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,090	$22,010	$15,649	$16,441	$21,801
4/30/2021	$15,468	$23,195	$16,148	$16,921	$22,964
5/31/2021	$15,624	$23,305	$16,305	$17,036	$23,125
6/30/2021	$15,528	$23,889	$16,454	$17,270	$23,665
7/31/2021	$15,550	$24,385	$16,606	$17,497	$24,227
8/31/2021	$15,828	$25,091	$16,862	$17,740	$24,963
9/30/2021	$15,402	$23,938	$16,338	$17,319	$23,802
10/31/2021	$15,926	$25,599	$16,927	$17,835	$25,470
11/30/2021	$15,550	$25,256	$16,648	$17,635	$25,294
12/31/2021	$15,871	$26,279	$17,109	$18,064	$26,427
1/31/2022	$15,079	$24,797	$16,485	$17,354	$25,060
2/28/2022	$14,859	$24,117	$16,209	$17,044	$24,309
3/31/2022	$14,829	$24,931	$16,321	$17,113	$25,212
4/30/2022	$13,934	$22,708	$15,432	$16,075	$23,013
5/31/2022	$14,056	$22,674	$15,490	$16,118	$23,056
6/30/2022	$12,999	$20,775	$14,585	$15,134	$21,152
7/31/2022	$13,730	$22,710	$15,319	$16,066	$23,103
8/31/2022	$13,400	$21,838	$14,879	$15,531	$22,161
9/30/2022	$12,644	$19,817	$13,937	$14,485	$20,120
10/31/2022	$13,057	$21,407	$14,488	$15,055	$21,749
11/30/2022	$13,588	$22,565	$15,172	$15,773	$22,964
12/31/2022	$13,206	$21,252	$14,741	$15,363	$21,641
1/31/2023	$13,694	$22,677	$15,429	$16,161	$23,001
2/28/2023	$13,408	$22,138	$15,053	$15,807	$22,440
3/31/2023	$13,521	$22,838	$15,302	$16,204	$23,263
4/30/2023	$13,635	$23,121	$15,425	$16,393	$23,626
5/31/2023	$13,444	$23,229	$15,286	$16,272	$23,729
6/30/2023	$13,886	$24,797	$15,821	$16,822	$25,297
7/31/2023	$14,148	$25,650	$16,172	$17,153	$26,110
8/31/2023	$13,986	$25,202	$15,933	$16,945	$25,694
9/30/2023	$13,494	$24,017	$15,405	$16,400	$24,469
10/31/2023	$13,223	$23,437	$15,098	$16,057	$23,955
11/30/2023	$14,113	$25,626	$16,046	$17,171	$26,142
12/31/2023	$14,674	$26,891	$16,731	$17,926	$27,330
1/31/2024	$14,845	$27,266	$16,784	$18,022	$27,789
2/29/2024	$15,346	$28,738	$17,184	$18,379	$29,273
3/31/2024	$15,754	$29,659	$17,619	$18,772	$30,215
4/30/2024	$15,227	$28,397	$17,057	$18,227	$28,981
5/31/2024	$15,677	$29,734	$17,594	$18,778	$30,418
6/30/2024	$15,807	$30,718	$17,830	$19,086	$31,509
7/31/2024	$16,111	$31,166	$18,180	$19,463	$31,893
8/31/2024	$16,535	$31,904	$18,490	$19,857	$32,666
9/30/2024	$16,740	$32,586	$18,781	$20,190	$33,364
10/31/2024	$16,617	$32,359	$18,495	$19,852	$33,061
11/30/2024	$17,312	$34,442	$19,152	$20,461	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	22.66%	7.69%	5.64%
Class C with sales charge	21.66%	7.69%	5.64%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054900
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class F
Trading Symbol	BLAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.76%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,905	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,811	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,158	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,116	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,230	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,266	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,058	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,994	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,543	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,287	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,697	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,601	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,398	$10,068	$9,786	$9,906	$10,113
1/31/2016	$9,002	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,962	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,447	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,616	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,692	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,727	$10,445	$10,110	$10,362	$10,501
7/31/2016	$10,022	$10,843	$10,378	$10,644	$10,888
8/31/2016	$10,111	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,184	$10,866	$10,425	$10,724	$10,905
10/31/2016	$10,112	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,324	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,502	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,644	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,854	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,843	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,922	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,958	$12,242	$11,253	$11,527	$12,303
6/30/2017	$11,015	$12,328	$11,304	$11,557	$12,380
7/31/2017	$11,140	$12,572	$11,472	$11,723	$12,635
8/31/2017	$11,072	$12,611	$11,489	$11,769	$12,673
9/30/2017	$11,268	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,404	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,553	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,631	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,989	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,606	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,537	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,510	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,601	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,558	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,718	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,968	$15,111	$12,412	$12,770	$15,165
9/30/2018	$12,028	$15,168	$12,405	$12,791	$15,251
10/31/2018	$11,241	$14,095	$11,786	$12,255	$14,209
11/30/2018	$11,328	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,629	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,389	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,746	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,800	$14,902	$12,345	$12,917	$14,989
4/30/2019	$12,100	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,697	$14,516	$12,187	$12,839	$14,605
6/30/2019	$12,153	$15,535	$12,709	$13,387	$15,635
7/31/2019	$12,249	$15,776	$12,784	$13,476	$15,859
8/31/2019	$12,089	$15,487	$12,702	$13,458	$15,608
9/30/2019	$12,105	$15,756	$12,829	$13,577	$15,900
10/31/2019	$12,237	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,501	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,790	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,750	$17,198	$13,449	$14,311	$17,335
2/29/2020	$12,213	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,635	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,486	$15,517	$12,358	$13,394	$15,731
5/31/2020	$12,170	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,598	$16,697	$12,994	$14,099	$16,808
7/31/2020	$13,150	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,655	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,430	$18,278	$13,635	$14,865	$18,309
10/31/2020	$13,361	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,658	$19,938	$14,542	$15,734	$19,773
12/31/2020	$15,290	$20,781	$15,020	$16,140	$20,533
1/31/2021	$15,241	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,763	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,981	$22,010	$15,649	$16,441	$21,801
4/30/2021	$16,390	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,564	$23,305	$16,305	$17,036	$23,125
6/30/2021	$16,477	$23,889	$16,454	$17,270	$23,665
7/31/2021	$16,524	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,817	$25,091	$16,862	$17,740	$24,963
9/30/2021	$16,380	$23,938	$16,338	$17,319	$23,802
10/31/2021	$16,955	$25,599	$16,927	$17,835	$25,470
11/30/2021	$16,572	$25,256	$16,648	$17,635	$25,294
12/31/2021	$16,923	$26,279	$17,109	$18,064	$26,427
1/31/2022	$16,083	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,860	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,843	$24,931	$16,321	$17,113	$25,212
4/30/2022	$14,906	$22,708	$15,432	$16,075	$23,013
5/31/2022	$15,031	$22,674	$15,490	$16,118	$23,056
6/30/2022	$13,909	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,708	$22,710	$15,319	$16,066	$23,103
8/31/2022	$14,371	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,563	$19,817	$13,937	$14,485	$20,120
10/31/2022	$14,027	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,603	$22,565	$15,172	$15,773	$22,964
12/31/2022	$14,207	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,739	$22,677	$15,429	$16,161	$23,001
2/28/2023	$14,431	$22,138	$15,053	$15,807	$22,440
3/31/2023	$14,577	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,710	$23,121	$15,425	$16,393	$23,626
5/31/2023	$14,504	$23,229	$15,286	$16,272	$23,729
6/30/2023	$15,003	$24,797	$15,821	$16,822	$25,297
7/31/2023	$15,294	$25,650	$16,172	$17,153	$26,110
8/31/2023	$15,134	$25,202	$15,933	$16,945	$25,694
9/30/2023	$14,617	$24,017	$15,405	$16,400	$24,469
10/31/2023	$14,324	$23,437	$15,098	$16,057	$23,955
11/30/2023	$15,306	$25,626	$16,046	$17,171	$26,142
12/31/2023	$15,934	$26,891	$16,731	$17,926	$27,330
1/31/2024	$16,117	$27,266	$16,784	$18,022	$27,789
2/29/2024	$16,683	$28,738	$17,184	$18,379	$29,273
3/31/2024	$17,135	$29,659	$17,619	$18,772	$30,215
4/30/2024	$16,581	$28,397	$17,057	$18,227	$28,981
5/31/2024	$17,079	$29,734	$17,594	$18,778	$30,418
6/30/2024	$17,232	$30,718	$17,830	$19,086	$31,509
7/31/2024	$17,575	$31,166	$18,180	$19,463	$31,893
8/31/2024	$18,046	$31,904	$18,490	$19,857	$32,666
9/30/2024	$18,296	$32,586	$18,781	$20,190	$33,364
10/31/2024	$18,162	$32,359	$18,495	$19,852	$33,061
11/30/2024	$18,942	$34,442	$19,152	$20,461	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	23.76%	8.67%	6.60%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188244
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class F3
Trading Symbol	LOBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.94%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,073	$10,119	$10,207	$10,115	$10,112
5/31/2017	$10,116	$10,248	$10,299	$10,246	$10,254
6/30/2017	$10,170	$10,319	$10,346	$10,273	$10,318
7/31/2017	$10,286	$10,524	$10,500	$10,421	$10,530
8/31/2017	$10,224	$10,557	$10,515	$10,461	$10,562
9/30/2017	$10,406	$10,781	$10,659	$10,580	$10,780
10/31/2017	$10,532	$11,029	$10,770	$10,704	$11,032
11/30/2017	$10,672	$11,365	$10,919	$10,836	$11,370
12/31/2017	$10,735	$11,492	$11,020	$10,923	$11,496
1/31/2018	$11,076	$12,123	$11,328	$11,194	$12,155
2/28/2018	$10,724	$11,677	$10,981	$10,926	$11,707
3/31/2018	$10,661	$11,412	$10,882	$10,816	$11,409
4/30/2018	$10,636	$11,451	$10,902	$10,847	$11,453
5/31/2018	$10,722	$11,744	$11,009	$10,958	$11,729
6/30/2018	$10,683	$11,819	$11,007	$10,976	$11,801
7/31/2018	$10,832	$12,227	$11,223	$11,180	$12,240
8/31/2018	$11,064	$12,649	$11,360	$11,351	$12,639
9/30/2018	$11,120	$12,697	$11,354	$11,370	$12,711
10/31/2018	$10,395	$11,798	$10,787	$10,893	$11,842
11/30/2018	$10,476	$12,038	$10,914	$10,980	$12,083
12/31/2018	$9,831	$10,942	$10,374	$10,540	$10,992
1/31/2019	$10,545	$11,859	$10,957	$11,093	$11,873
2/28/2019	$10,866	$12,260	$11,169	$11,307	$12,254
3/31/2019	$10,927	$12,474	$11,298	$11,481	$12,493
4/30/2019	$11,205	$12,978	$11,550	$11,733	$12,998
5/31/2019	$10,833	$12,151	$11,154	$11,412	$12,172
6/30/2019	$11,256	$13,004	$11,631	$11,900	$13,030
7/31/2019	$11,345	$13,206	$11,700	$11,979	$13,218
8/31/2019	$11,199	$12,964	$11,625	$11,962	$13,008
9/30/2019	$11,215	$13,188	$11,742	$12,069	$13,252
10/31/2019	$11,338	$13,468	$11,879	$12,231	$13,539
11/30/2019	$11,583	$13,977	$12,094	$12,435	$14,030
12/31/2019	$11,862	$14,381	$12,336	$12,668	$14,453
1/31/2020	$11,816	$14,396	$12,309	$12,721	$14,448
2/29/2020	$11,320	$13,220	$11,721	$12,219	$13,258
3/31/2020	$9,862	$11,473	$10,521	$11,102	$11,621
4/30/2020	$10,650	$12,989	$11,311	$11,906	$13,111
5/31/2020	$11,284	$13,674	$11,705	$12,334	$13,735
6/30/2020	$11,692	$13,976	$11,892	$12,532	$14,008
7/31/2020	$12,204	$14,795	$12,338	$13,030	$14,798
8/31/2020	$12,673	$15,881	$12,752	$13,475	$15,862
9/30/2020	$12,466	$15,300	$12,479	$13,213	$15,259
10/31/2020	$12,403	$14,931	$12,313	$13,027	$14,853
11/30/2020	$13,606	$16,690	$13,309	$13,986	$16,479
12/31/2020	$14,192	$17,395	$13,747	$14,347	$17,113
1/31/2021	$14,160	$17,252	$13,710	$14,264	$16,940
2/28/2021	$14,645	$17,752	$14,009	$14,410	$17,407
3/31/2021	$14,847	$18,424	$14,322	$14,614	$18,169
4/30/2021	$15,229	$19,415	$14,779	$15,040	$19,139
5/31/2021	$15,391	$19,508	$14,923	$15,143	$19,273
6/30/2021	$15,312	$19,996	$15,059	$15,351	$19,723
7/31/2021	$15,357	$20,412	$15,199	$15,553	$20,191
8/31/2021	$15,641	$21,003	$15,433	$15,769	$20,805
9/30/2021	$15,238	$20,038	$14,953	$15,395	$19,838
10/31/2021	$15,772	$21,428	$15,492	$15,853	$21,227
11/30/2021	$15,408	$21,141	$15,237	$15,676	$21,080
12/31/2021	$15,733	$21,997	$15,659	$16,057	$22,025
1/31/2022	$14,969	$20,757	$15,087	$15,425	$20,885
2/28/2022	$14,765	$20,187	$14,835	$15,150	$20,260
3/31/2022	$14,750	$20,869	$14,938	$15,212	$21,012
4/30/2022	$13,871	$19,008	$14,124	$14,289	$19,180
5/31/2022	$14,001	$18,979	$14,177	$14,327	$19,215
6/30/2022	$12,949	$17,390	$13,348	$13,452	$17,629
7/31/2022	$13,705	$19,010	$14,020	$14,281	$19,254
8/31/2022	$13,394	$18,280	$13,618	$13,805	$18,469
9/30/2022	$12,633	$16,588	$12,755	$12,876	$16,768
10/31/2022	$13,065	$17,919	$13,260	$13,382	$18,126
11/30/2022	$13,614	$18,888	$13,886	$14,020	$19,139
12/31/2022	$13,248	$17,790	$13,492	$13,656	$18,036
1/31/2023	$13,730	$18,982	$14,121	$14,366	$19,169
2/28/2023	$13,459	$18,531	$13,776	$14,051	$18,702
3/31/2023	$13,597	$19,117	$14,004	$14,404	$19,388
4/30/2023	$13,721	$19,354	$14,118	$14,572	$19,691
5/31/2023	$13,531	$19,444	$13,990	$14,464	$19,777
6/30/2023	$13,996	$20,757	$14,480	$14,953	$21,083
7/31/2023	$14,268	$21,471	$14,801	$15,247	$21,761
8/31/2023	$14,121	$21,095	$14,582	$15,062	$21,414
9/30/2023	$13,642	$20,104	$14,099	$14,578	$20,393
10/31/2023	$13,371	$19,618	$13,818	$14,273	$19,964
11/30/2023	$14,298	$21,450	$14,686	$15,263	$21,788
12/31/2023	$14,869	$22,509	$15,313	$15,934	$22,777
1/31/2024	$15,054	$22,823	$15,362	$16,020	$23,160
2/29/2024	$15,581	$24,056	$15,728	$16,337	$24,397
3/31/2024	$16,002	$24,827	$16,126	$16,686	$25,182
4/30/2024	$15,489	$23,770	$15,611	$16,202	$24,153
5/31/2024	$15,953	$24,890	$16,102	$16,691	$25,351
6/30/2024	$16,096	$25,713	$16,319	$16,966	$26,260
7/31/2024	$16,430	$26,088	$16,638	$17,300	$26,580
8/31/2024	$16,869	$26,706	$16,923	$17,650	$27,225
9/30/2024	$17,103	$27,277	$17,189	$17,947	$27,806
10/31/2024	$16,980	$27,086	$16,927	$17,646	$27,554
11/30/2024	$17,720	$28,830	$17,528	$18,188	$29,172

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	23.94%	8.88%	7.76%
Russell 1000 Index	34.40%	15.58%	14.83%
Morningstar Moderate Allocation Average	19.35%	7.70%	7.60%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	8.12%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	15.01%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020005
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class I
Trading Symbol	LABYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.88%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,914	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,812	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,168	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,118	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,233	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,279	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,071	$10,147	$10,067	$10,109	$10,098
7/31/2015	$10,008	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,558	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,294	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,714	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,618	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,416	$10,068	$9,786	$9,906	$10,113
1/31/2016	$9,020	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,981	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,468	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,637	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,714	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,741	$10,445	$10,110	$10,362	$10,501
7/31/2016	$10,038	$10,843	$10,378	$10,644	$10,888
8/31/2016	$10,128	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,202	$10,866	$10,425	$10,724	$10,905
10/31/2016	$10,131	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,344	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,523	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,667	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,887	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,877	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,947	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,994	$12,242	$11,253	$11,527	$12,303
6/30/2017	$11,043	$12,328	$11,304	$11,557	$12,380
7/31/2017	$11,177	$12,572	$11,472	$11,723	$12,635
8/31/2017	$11,110	$12,611	$11,489	$11,769	$12,673
9/30/2017	$11,308	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,445	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,596	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,666	$13,729	$12,041	$12,288	$13,794
1/31/2018	$12,025	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,642	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,574	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,557	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,640	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,598	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,769	$14,607	$12,262	$12,578	$14,686
8/31/2018	$12,011	$15,111	$12,412	$12,770	$15,165
9/30/2018	$12,082	$15,168	$12,405	$12,791	$15,251
10/31/2018	$11,283	$14,095	$11,786	$12,255	$14,209
11/30/2018	$11,372	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,670	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,435	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,794	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,850	$14,902	$12,345	$12,917	$14,989
4/30/2019	$12,152	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,748	$14,516	$12,187	$12,839	$14,605
6/30/2019	$12,206	$15,535	$12,709	$13,387	$15,635
7/31/2019	$12,304	$15,776	$12,784	$13,476	$15,859
8/31/2019	$12,145	$15,487	$12,702	$13,458	$15,608
9/30/2019	$12,162	$15,756	$12,829	$13,577	$15,900
10/31/2019	$12,284	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,561	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,852	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,814	$17,198	$13,449	$14,311	$17,335
2/29/2020	$12,275	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,690	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,546	$15,517	$12,358	$13,394	$15,731
5/31/2020	$12,235	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,666	$16,697	$12,994	$14,099	$16,808
7/31/2020	$13,222	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,731	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,506	$18,278	$13,635	$14,865	$18,309
10/31/2020	$13,438	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,732	$19,938	$14,542	$15,734	$19,773
12/31/2020	$15,380	$20,781	$15,020	$16,140	$20,533
1/31/2021	$15,333	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,859	$21,207	$15,306	$16,212	$20,886
3/31/2021	$16,079	$22,010	$15,649	$16,441	$21,801
4/30/2021	$16,493	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,669	$23,305	$16,305	$17,036	$23,125
6/30/2021	$16,582	$23,889	$16,454	$17,270	$23,665
7/31/2021	$16,620	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,927	$25,091	$16,862	$17,740	$24,963
9/30/2021	$16,489	$23,938	$16,338	$17,319	$23,802
10/31/2021	$17,069	$25,599	$16,927	$17,835	$25,470
11/30/2021	$16,685	$25,256	$16,648	$17,635	$25,294
12/31/2021	$17,040	$26,279	$17,109	$18,064	$26,427
1/31/2022	$16,195	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,973	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,957	$24,931	$16,321	$17,113	$25,212
4/30/2022	$15,015	$22,708	$15,432	$16,075	$23,013
5/31/2022	$15,142	$22,674	$15,490	$16,118	$23,056
6/30/2022	$14,013	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,820	$22,710	$15,319	$16,066	$23,103
8/31/2022	$14,481	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,668	$19,817	$13,937	$14,485	$20,120
10/31/2022	$14,122	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,719	$22,565	$15,172	$15,773	$22,964
12/31/2022	$14,320	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,858	$22,677	$15,429	$16,161	$23,001
2/28/2023	$14,550	$22,138	$15,053	$15,807	$22,440
3/31/2023	$14,699	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,834	$23,121	$15,425	$16,393	$23,626
5/31/2023	$14,627	$23,229	$15,286	$16,272	$23,729
6/30/2023	$15,132	$24,797	$15,821	$16,822	$25,297
7/31/2023	$15,427	$25,650	$16,172	$17,153	$26,110
8/31/2023	$15,252	$25,202	$15,933	$16,945	$25,694
9/30/2023	$14,746	$24,017	$15,405	$16,400	$24,469
10/31/2023	$14,452	$23,437	$15,098	$16,057	$23,955
11/30/2023	$15,444	$25,626	$16,046	$17,171	$26,142
12/31/2023	$16,064	$26,891	$16,731	$17,926	$27,330
1/31/2024	$16,265	$27,266	$16,784	$18,022	$27,789
2/29/2024	$16,838	$28,738	$17,184	$18,379	$29,273
3/31/2024	$17,295	$29,659	$17,619	$18,772	$30,215
4/30/2024	$16,738	$28,397	$17,057	$18,227	$28,981
5/31/2024	$17,242	$29,734	$17,594	$18,778	$30,418
6/30/2024	$17,398	$30,718	$17,830	$19,086	$31,509
7/31/2024	$17,746	$31,166	$18,180	$19,463	$31,893
8/31/2024	$18,223	$31,904	$18,490	$19,857	$32,666
9/30/2024	$18,476	$32,586	$18,781	$20,190	$33,364
10/31/2024	$18,343	$32,359	$18,495	$19,852	$33,061
11/30/2024	$19,132	$34,442	$19,152	$20,461	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	23.88%	8.78%	6.70%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020009
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class P
Trading Symbol	LABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.24%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,910	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,805	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,158	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,104	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,216	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,258	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,046	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,979	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,525	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,257	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,673	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,574	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,370	$10,068	$9,786	$9,906	$10,113
1/31/2016	$8,971	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,928	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,411	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,576	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,650	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,672	$10,445	$10,110	$10,362	$10,501
7/31/2016	$9,964	$10,843	$10,378	$10,644	$10,888
8/31/2016	$10,050	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,120	$10,866	$10,425	$10,724	$10,905
10/31/2016	$10,046	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,254	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,428	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,567	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,773	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,759	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,825	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,867	$12,242	$11,253	$11,527	$12,303
6/30/2017	$10,921	$12,328	$11,304	$11,557	$12,380
7/31/2017	$11,041	$12,572	$11,472	$11,723	$12,635
8/31/2017	$10,970	$12,611	$11,489	$11,769	$12,673
9/30/2017	$11,162	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,294	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,439	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,504	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,855	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,473	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,401	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,370	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,458	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,412	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,576	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,811	$15,111	$12,412	$12,770	$15,165
9/30/2018	$11,866	$15,168	$12,405	$12,791	$15,251
10/31/2018	$11,083	$14,095	$11,786	$12,255	$14,209
11/30/2018	$11,167	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,471	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,221	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,571	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,621	$14,902	$12,345	$12,917	$14,989
4/30/2019	$11,914	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,512	$14,516	$12,187	$12,839	$14,605
6/30/2019	$11,961	$15,535	$12,709	$13,387	$15,635
7/31/2019	$12,040	$15,776	$12,784	$13,476	$15,859
8/31/2019	$11,890	$15,487	$12,702	$13,458	$15,608
9/30/2019	$11,902	$15,756	$12,829	$13,577	$15,900
10/31/2019	$12,018	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,275	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,568	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,514	$17,198	$13,449	$14,311	$17,335
2/29/2020	$11,991	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,443	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,267	$15,517	$12,358	$13,394	$15,731
5/31/2020	$11,928	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,357	$16,697	$12,994	$14,099	$16,808
7/31/2020	$12,886	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,380	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,154	$18,278	$13,635	$14,865	$18,309
10/31/2020	$13,082	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,344	$19,938	$14,542	$15,734	$19,773
12/31/2020	$14,960	$20,781	$15,020	$16,140	$20,533
1/31/2021	$14,920	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,429	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,626	$22,010	$15,649	$16,441	$21,801
4/30/2021	$16,024	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,191	$23,305	$16,305	$17,036	$23,125
6/30/2021	$16,100	$23,889	$16,454	$17,270	$23,665
7/31/2021	$16,130	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,424	$25,091	$16,862	$17,740	$24,963
9/30/2021	$15,990	$23,938	$16,338	$17,319	$23,802
10/31/2021	$16,550	$25,599	$16,927	$17,835	$25,470
11/30/2021	$16,169	$25,256	$16,648	$17,635	$25,294
12/31/2021	$16,497	$26,279	$17,109	$18,064	$26,427
1/31/2022	$15,682	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,458	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,450	$24,931	$16,321	$17,113	$25,212
4/30/2022	$14,514	$22,708	$15,432	$16,075	$23,013
5/31/2022	$14,646	$22,674	$15,490	$16,118	$23,056
6/30/2022	$13,542	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,322	$22,710	$15,319	$16,066	$23,103
8/31/2022	$13,986	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,191	$19,817	$13,937	$14,485	$20,120
10/31/2022	$13,642	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,202	$22,565	$15,172	$15,773	$22,964
12/31/2022	$13,811	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,313	$22,677	$15,429	$16,161	$23,001
2/28/2023	$14,023	$22,138	$15,053	$15,807	$22,440
3/31/2023	$14,162	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,288	$23,121	$15,425	$16,393	$23,626
5/31/2023	$14,082	$23,229	$15,286	$16,272	$23,729
6/30/2023	$14,551	$24,797	$15,821	$16,822	$25,297
7/31/2023	$14,832	$25,650	$16,172	$17,153	$26,110
8/31/2023	$14,671	$25,202	$15,933	$16,945	$25,694
9/30/2023	$14,162	$24,017	$15,405	$16,400	$24,469
10/31/2023	$13,886	$23,437	$15,098	$16,057	$23,955
11/30/2023	$14,839	$25,626	$16,046	$17,171	$26,142
12/31/2023	$15,429	$26,891	$16,731	$17,926	$27,330
1/31/2024	$15,602	$27,266	$16,784	$18,022	$27,789
2/29/2024	$16,149	$28,738	$17,184	$18,379	$29,273
3/31/2024	$16,585	$29,659	$17,619	$18,772	$30,215
4/30/2024	$16,041	$28,397	$17,057	$18,227	$28,981
5/31/2024	$16,506	$29,734	$17,594	$18,778	$30,418
6/30/2024	$16,651	$30,718	$17,830	$19,086	$31,509
7/31/2024	$16,993	$31,166	$18,180	$19,463	$31,893
8/31/2024	$17,432	$31,904	$18,490	$19,857	$32,666
9/30/2024	$17,670	$32,586	$18,781	$20,190	$33,364
10/31/2024	$17,534	$32,359	$18,495	$19,852	$33,061
11/30/2024	$18,288	$34,442	$19,152	$20,461	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	23.24%	8.30%	6.22%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054901
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R2
Trading Symbol	BLAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.16%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,901	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,805	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,150	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,103	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,211	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,243	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,034	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,959	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,514	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,250	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,656	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,559	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,347	$10,068	$9,786	$9,906	$10,113
1/31/2016	$8,948	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,915	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,392	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,553	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,623	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,653	$10,445	$10,110	$10,362	$10,501
7/31/2016	$9,944	$10,843	$10,378	$10,644	$10,888
8/31/2016	$10,026	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,093	$10,866	$10,425	$10,724	$10,905
10/31/2016	$10,010	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,221	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,398	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,532	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,740	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,725	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,788	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,827	$12,242	$11,253	$11,527	$12,303
6/30/2017	$10,877	$12,328	$11,304	$11,557	$12,380
7/31/2017	$11,002	$12,572	$11,472	$11,723	$12,635
8/31/2017	$10,922	$12,611	$11,489	$11,769	$12,673
9/30/2017	$11,116	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,242	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,382	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,453	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,801	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,419	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,347	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,316	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,399	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,353	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,511	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,737	$15,111	$12,412	$12,770	$15,165
9/30/2018	$11,799	$15,168	$12,405	$12,791	$15,251
10/31/2018	$11,020	$14,095	$11,786	$12,255	$14,209
11/30/2018	$11,099	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,404	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,158	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,496	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,553	$14,902	$12,345	$12,917	$14,989
4/30/2019	$11,835	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,434	$14,516	$12,187	$12,839	$14,605
6/30/2019	$11,877	$15,535	$12,709	$13,387	$15,635
7/31/2019	$11,962	$15,776	$12,784	$13,476	$15,859
8/31/2019	$11,805	$15,487	$12,702	$13,458	$15,608
9/30/2019	$11,815	$15,756	$12,829	$13,577	$15,900
10/31/2019	$11,935	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,193	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,474	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,419	$17,198	$13,449	$14,311	$17,335
2/29/2020	$11,891	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,354	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,180	$15,517	$12,358	$13,394	$15,731
5/31/2020	$11,836	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,248	$16,697	$12,994	$14,099	$16,808
7/31/2020	$12,775	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,270	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,040	$18,278	$13,635	$14,865	$18,309
10/31/2020	$12,959	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,215	$19,938	$14,542	$15,734	$19,773
12/31/2020	$14,827	$20,781	$15,020	$16,140	$20,533
1/31/2021	$14,776	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,274	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,472	$22,010	$15,649	$16,441	$21,801
4/30/2021	$15,864	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,032	$23,305	$16,305	$17,036	$23,125
6/30/2021	$15,943	$23,889	$16,454	$17,270	$23,665
7/31/2021	$15,970	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,261	$25,091	$16,862	$17,740	$24,963
9/30/2021	$15,831	$23,938	$16,338	$17,319	$23,802
10/31/2021	$16,378	$25,599	$16,927	$17,835	$25,470
11/30/2021	$15,999	$25,256	$16,648	$17,635	$25,294
12/31/2021	$16,322	$26,279	$17,109	$18,064	$26,427
1/31/2022	$15,516	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,302	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,278	$24,931	$16,321	$17,113	$25,212
4/30/2022	$14,357	$22,708	$15,432	$16,075	$23,013
5/31/2022	$14,482	$22,674	$15,490	$16,118	$23,056
6/30/2022	$13,387	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,155	$22,710	$15,319	$16,066	$23,103
8/31/2022	$13,820	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,034	$19,817	$13,937	$14,485	$20,120
10/31/2022	$13,475	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,032	$22,565	$15,172	$15,773	$22,964
12/31/2022	$13,644	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,147	$22,677	$15,429	$16,161	$23,001
2/28/2023	$13,855	$22,138	$15,053	$15,807	$22,440
3/31/2023	$13,986	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,104	$23,121	$15,425	$16,393	$23,626
5/31/2023	$13,906	$23,229	$15,286	$16,272	$23,729
6/30/2023	$14,365	$24,797	$15,821	$16,822	$25,297
7/31/2023	$14,644	$25,650	$16,172	$17,153	$26,110
8/31/2023	$14,475	$25,202	$15,933	$16,945	$25,694
9/30/2023	$13,976	$24,017	$15,405	$16,400	$24,469
10/31/2023	$13,698	$23,437	$15,098	$16,057	$23,955
11/30/2023	$14,629	$25,626	$16,046	$17,171	$26,142
12/31/2023	$15,219	$26,891	$16,731	$17,926	$27,330
1/31/2024	$15,395	$27,266	$16,784	$18,022	$27,789
2/29/2024	$15,927	$28,738	$17,184	$18,379	$29,273
3/31/2024	$16,352	$29,659	$17,619	$18,772	$30,215
4/30/2024	$15,819	$28,397	$17,057	$18,227	$28,981
5/31/2024	$16,286	$29,734	$17,594	$18,778	$30,418
6/30/2024	$16,421	$30,718	$17,830	$19,086	$31,509
7/31/2024	$16,744	$31,166	$18,180	$19,463	$31,893
8/31/2024	$17,186	$31,904	$18,490	$19,857	$32,666
9/30/2024	$17,410	$32,586	$18,781	$20,190	$33,364
10/31/2024	$17,291	$32,359	$18,495	$19,852	$33,061
11/30/2024	$18,018	$34,442	$19,152	$20,461	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	23.16%	8.12%	6.06%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054902
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R3
Trading Symbol	BLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.22%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,910	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,805	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,157	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,103	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,214	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,255	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,043	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,976	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,523	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,255	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,670	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,572	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,367	$10,068	$9,786	$9,906	$10,113
1/31/2016	$8,969	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,927	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,408	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,563	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,645	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,668	$10,445	$10,110	$10,362	$10,501
7/31/2016	$9,959	$10,843	$10,378	$10,644	$10,888
8/31/2016	$10,044	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,114	$10,866	$10,425	$10,724	$10,905
10/31/2016	$10,039	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,246	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,420	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,557	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,762	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,748	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,823	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,855	$12,242	$11,253	$11,527	$12,303
6/30/2017	$10,909	$12,328	$11,304	$11,557	$12,380
7/31/2017	$11,038	$12,572	$11,472	$11,723	$12,635
8/31/2017	$10,957	$12,611	$11,489	$11,769	$12,673
9/30/2017	$11,148	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,279	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,424	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,488	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,847	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,465	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,393	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,362	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,449	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,403	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,556	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,799	$15,111	$12,412	$12,770	$15,165
9/30/2018	$11,855	$15,168	$12,405	$12,791	$15,251
10/31/2018	$11,074	$14,095	$11,786	$12,255	$14,209
11/30/2018	$11,157	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,463	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,220	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,558	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,607	$14,902	$12,345	$12,917	$14,989
4/30/2019	$11,899	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,498	$14,516	$12,187	$12,839	$14,605
6/30/2019	$11,944	$15,535	$12,709	$13,387	$15,635
7/31/2019	$12,033	$15,776	$12,784	$13,476	$15,859
8/31/2019	$11,873	$15,487	$12,702	$13,458	$15,608
9/30/2019	$11,885	$15,756	$12,829	$13,577	$15,900
10/31/2019	$12,010	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,265	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,546	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,491	$17,198	$13,449	$14,311	$17,335
2/29/2020	$11,970	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,428	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,249	$15,517	$12,358	$13,394	$15,731
5/31/2020	$11,916	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,332	$16,697	$12,994	$14,099	$16,808
7/31/2020	$12,869	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,360	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,135	$18,278	$13,635	$14,865	$18,309
10/31/2020	$13,063	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,318	$19,938	$14,542	$15,734	$19,773
12/31/2020	$14,930	$20,781	$15,020	$16,140	$20,533
1/31/2021	$14,890	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,395	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,591	$22,010	$15,649	$16,441	$21,801
4/30/2021	$15,986	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,151	$23,305	$16,305	$17,036	$23,125
6/30/2021	$16,071	$23,889	$16,454	$17,270	$23,665
7/31/2021	$16,101	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,392	$25,091	$16,862	$17,740	$24,963
9/30/2021	$15,960	$23,938	$16,338	$17,319	$23,802
10/31/2021	$16,516	$25,599	$16,927	$17,835	$25,470
11/30/2021	$16,125	$25,256	$16,648	$17,635	$25,294
12/31/2021	$16,462	$26,279	$17,109	$18,064	$26,427
1/31/2022	$15,638	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,431	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,408	$24,931	$16,321	$17,113	$25,212
4/30/2022	$14,477	$22,708	$15,432	$16,075	$23,013
5/31/2022	$14,608	$22,674	$15,490	$16,118	$23,056
6/30/2022	$13,510	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,284	$22,710	$15,319	$16,066	$23,103
8/31/2022	$13,950	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,160	$19,817	$13,937	$14,485	$20,120
10/31/2022	$13,593	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,162	$22,565	$15,172	$15,773	$22,964
12/31/2022	$13,773	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,271	$22,677	$15,429	$16,161	$23,001
2/28/2023	$13,983	$22,138	$15,053	$15,807	$22,440
3/31/2023	$14,120	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,245	$23,121	$15,425	$16,393	$23,626
5/31/2023	$14,040	$23,229	$15,286	$16,272	$23,729
6/30/2023	$14,506	$24,797	$15,821	$16,822	$25,297
7/31/2023	$14,784	$25,650	$16,172	$17,153	$26,110
8/31/2023	$14,623	$25,202	$15,933	$16,945	$25,694
9/30/2023	$14,117	$24,017	$15,405	$16,400	$24,469
10/31/2023	$13,842	$23,437	$15,098	$16,057	$23,955
11/30/2023	$14,789	$25,626	$16,046	$17,171	$26,142
12/31/2023	$15,378	$26,891	$16,731	$17,926	$27,330
1/31/2024	$15,564	$27,266	$16,784	$18,022	$27,789
2/29/2024	$16,092	$28,738	$17,184	$18,379	$29,273
3/31/2024	$16,524	$29,659	$17,619	$18,772	$30,215
4/30/2024	$15,983	$28,397	$17,057	$18,227	$28,981
5/31/2024	$16,459	$29,734	$17,594	$18,778	$30,418
6/30/2024	$16,601	$30,718	$17,830	$19,086	$31,509
7/31/2024	$16,926	$31,166	$18,180	$19,463	$31,893
8/31/2024	$17,375	$31,904	$18,490	$19,857	$32,666
9/30/2024	$17,611	$32,586	$18,781	$20,190	$33,364
10/31/2024	$17,475	$32,359	$18,495	$19,852	$33,061
11/30/2024	$18,223	$34,442	$19,152	$20,461	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	23.22%	8.24%	6.18%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R4
Trading Symbol	BLASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.58%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,935	$10,193	$10,070	$10,106	$10,210
8/31/2015	$9,487	$9,580	$9,658	$9,749	$9,594
9/30/2015	$9,230	$9,317	$9,460	$9,563	$9,356
10/31/2015	$9,636	$10,071	$9,904	$9,999	$10,145
11/30/2015	$9,540	$10,104	$9,883	$9,945	$10,176
12/31/2015	$9,339	$9,922	$9,721	$9,799	$10,015
1/31/2016	$8,944	$9,388	$9,404	$9,527	$9,518
2/29/2016	$8,903	$9,385	$9,385	$9,537	$9,505
3/31/2016	$9,384	$10,039	$9,827	$9,977	$10,150
4/30/2016	$9,550	$10,093	$9,931	$10,120	$10,189
5/31/2016	$9,625	$10,270	$9,997	$10,198	$10,372
6/30/2016	$9,658	$10,293	$10,043	$10,250	$10,399
7/31/2016	$9,950	$10,686	$10,309	$10,530	$10,783
8/31/2016	$10,037	$10,700	$10,334	$10,580	$10,798
9/30/2016	$10,108	$10,708	$10,356	$10,608	$10,800
10/31/2016	$10,036	$10,499	$10,204	$10,486	$10,603
11/30/2016	$10,245	$10,913	$10,328	$10,548	$10,996
12/31/2016	$10,420	$11,118	$10,458	$10,710	$11,213
1/31/2017	$10,560	$11,342	$10,616	$10,862	$11,426
2/28/2017	$10,767	$11,781	$10,833	$11,102	$11,879
3/31/2017	$10,756	$11,788	$10,859	$11,130	$11,893
4/30/2017	$10,833	$11,913	$11,078	$11,257	$12,015
5/31/2017	$10,868	$12,065	$11,178	$11,403	$12,184
6/30/2017	$10,923	$12,149	$11,228	$11,432	$12,260
7/31/2017	$11,046	$12,390	$11,396	$11,597	$12,512
8/31/2017	$10,977	$12,429	$11,412	$11,642	$12,551
9/30/2017	$11,170	$12,693	$11,569	$11,775	$12,810
10/31/2017	$11,304	$12,985	$11,689	$11,912	$13,109
11/30/2017	$11,451	$13,381	$11,851	$12,059	$13,511
12/31/2017	$11,517	$13,530	$11,961	$12,156	$13,661
1/31/2018	$11,879	$14,272	$12,294	$12,458	$14,443
2/28/2018	$11,490	$13,748	$11,918	$12,160	$13,911
3/31/2018	$11,421	$13,436	$11,811	$12,037	$13,557
4/30/2018	$11,402	$13,482	$11,832	$12,072	$13,609
5/31/2018	$11,481	$13,826	$11,948	$12,195	$13,937
6/30/2018	$11,437	$13,916	$11,946	$12,216	$14,023
7/31/2018	$11,603	$14,396	$12,180	$12,443	$14,544
8/31/2018	$11,849	$14,892	$12,329	$12,632	$15,018
9/30/2018	$11,907	$14,948	$12,322	$12,653	$15,104
10/31/2018	$11,128	$13,891	$11,708	$12,123	$14,072
11/30/2018	$11,203	$14,173	$11,845	$12,220	$14,358
12/31/2018	$10,509	$12,882	$11,259	$11,730	$13,062
1/31/2019	$11,271	$13,962	$11,892	$12,345	$14,109
2/28/2019	$11,612	$14,435	$12,122	$12,584	$14,562
3/31/2019	$11,675	$14,686	$12,262	$12,778	$14,845
4/30/2019	$11,959	$15,279	$12,536	$13,058	$15,446
5/31/2019	$11,559	$14,305	$12,106	$12,701	$14,464
6/30/2019	$12,019	$15,310	$12,624	$13,243	$15,483
7/31/2019	$12,101	$15,548	$12,698	$13,331	$15,706
8/31/2019	$11,953	$15,263	$12,617	$13,313	$15,457
9/30/2019	$11,956	$15,527	$12,744	$13,431	$15,746
10/31/2019	$12,084	$15,856	$12,893	$13,612	$16,087
11/30/2019	$12,344	$16,456	$13,127	$13,839	$16,671
12/31/2019	$12,639	$16,931	$13,388	$14,099	$17,175
1/31/2020	$12,587	$16,949	$13,359	$14,157	$17,168
2/29/2020	$12,055	$15,564	$12,722	$13,599	$15,755
3/31/2020	$10,496	$13,507	$11,419	$12,356	$13,809
4/30/2020	$11,335	$15,292	$12,276	$13,250	$15,579
5/31/2020	$12,008	$16,099	$12,704	$13,727	$16,321
6/30/2020	$12,429	$16,455	$12,907	$13,947	$16,645
7/31/2020	$12,972	$17,419	$13,391	$14,502	$17,584
8/31/2020	$13,480	$18,697	$13,840	$14,996	$18,848
9/30/2020	$13,245	$18,014	$13,544	$14,705	$18,132
10/31/2020	$13,175	$17,579	$13,363	$14,498	$17,650
11/30/2020	$14,453	$19,649	$14,445	$15,565	$19,582
12/31/2020	$15,074	$20,480	$14,920	$15,967	$20,335
1/31/2021	$15,024	$20,311	$14,880	$15,875	$20,129
2/28/2021	$15,548	$20,900	$15,204	$16,037	$20,684
3/31/2021	$15,749	$21,691	$15,545	$16,264	$21,590
4/30/2021	$16,151	$22,859	$16,040	$16,739	$22,742
5/31/2021	$16,320	$22,967	$16,196	$16,853	$22,901
6/30/2021	$16,231	$23,543	$16,344	$17,084	$23,436
7/31/2021	$16,276	$24,032	$16,496	$17,309	$23,993
8/31/2021	$16,562	$24,727	$16,750	$17,549	$24,722
9/30/2021	$16,130	$23,591	$16,229	$17,133	$23,572
10/31/2021	$16,694	$25,228	$16,815	$17,643	$25,224
11/30/2021	$16,315	$24,890	$16,537	$17,445	$25,049
12/31/2021	$16,658	$25,898	$16,995	$17,870	$26,172
1/31/2022	$15,830	$24,438	$16,375	$17,167	$24,817
2/28/2022	$15,609	$23,767	$16,101	$16,860	$24,074
3/31/2022	$15,590	$24,569	$16,212	$16,929	$24,968
4/30/2022	$14,666	$22,379	$15,329	$15,902	$22,791
5/31/2022	$14,788	$22,345	$15,387	$15,945	$22,833
6/30/2022	$13,682	$20,474	$14,487	$14,971	$20,948
7/31/2022	$14,467	$22,381	$15,217	$15,893	$22,879
8/31/2022	$14,133	$21,521	$14,780	$15,364	$21,946
9/30/2022	$13,337	$19,530	$13,844	$14,330	$19,925
10/31/2022	$13,791	$21,096	$14,392	$14,893	$21,538
11/30/2022	$14,356	$22,238	$15,071	$15,603	$22,742
12/31/2022	$13,965	$20,945	$14,643	$15,198	$21,432
1/31/2023	$14,486	$22,349	$15,326	$15,988	$22,778
2/28/2023	$14,196	$21,817	$14,952	$15,637	$22,223
3/31/2023	$14,325	$22,507	$15,200	$16,030	$23,038
4/30/2023	$14,453	$22,786	$15,322	$16,217	$23,398
5/31/2023	$14,263	$22,892	$15,184	$16,097	$23,500
6/30/2023	$14,738	$24,438	$15,716	$16,641	$25,053
7/31/2023	$15,022	$25,279	$16,065	$16,968	$25,857
8/31/2023	$14,863	$24,836	$15,827	$16,762	$25,446
9/30/2023	$14,353	$23,669	$15,302	$16,224	$24,232
10/31/2023	$14,064	$23,097	$14,998	$15,884	$23,723
11/30/2023	$15,026	$25,254	$15,939	$16,986	$25,889
12/31/2023	$15,641	$26,501	$16,619	$17,733	$27,066
1/31/2024	$15,818	$26,871	$16,672	$17,828	$27,520
2/29/2024	$16,372	$28,322	$17,070	$18,181	$28,990
3/31/2024	$16,814	$29,230	$17,502	$18,570	$29,923
4/30/2024	$16,268	$27,986	$16,943	$18,031	$28,700
5/31/2024	$16,755	$29,304	$17,477	$18,576	$30,124
6/30/2024	$16,903	$30,274	$17,711	$18,881	$31,204
7/31/2024	$17,237	$30,714	$18,058	$19,253	$31,584
8/31/2024	$17,697	$31,442	$18,367	$19,643	$32,350
9/30/2024	$17,940	$32,114	$18,656	$19,973	$33,041
10/31/2024	$17,806	$31,890	$18,372	$19,639	$32,742
11/30/2024	$18,569	$33,943	$19,024	$20,241	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	23.58%	8.51%	6.79%
Russell 1000 Index	34.40%	15.58%	13.85%
Morningstar Moderate Allocation Average	19.35%	7.70%	7.07%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.77%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R5
Trading Symbol	BLATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.81%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,938	$10,193	$10,070	$10,106	$10,210
8/31/2015	$9,490	$9,580	$9,658	$9,749	$9,594
9/30/2015	$9,236	$9,317	$9,460	$9,563	$9,356
10/31/2015	$9,645	$10,071	$9,904	$9,999	$10,145
11/30/2015	$9,550	$10,104	$9,883	$9,945	$10,176
12/31/2015	$9,349	$9,922	$9,721	$9,799	$10,015
1/31/2016	$8,956	$9,388	$9,404	$9,527	$9,518
2/29/2016	$8,917	$9,385	$9,385	$9,537	$9,505
3/31/2016	$9,400	$10,039	$9,827	$9,977	$10,150
4/30/2016	$9,568	$10,093	$9,931	$10,120	$10,189
5/31/2016	$9,645	$10,270	$9,997	$10,198	$10,372
6/30/2016	$9,680	$10,293	$10,043	$10,250	$10,399
7/31/2016	$9,975	$10,686	$10,309	$10,530	$10,783
8/31/2016	$10,064	$10,700	$10,334	$10,580	$10,798
9/30/2016	$10,138	$10,708	$10,356	$10,608	$10,800
10/31/2016	$10,063	$10,499	$10,204	$10,486	$10,603
11/30/2016	$10,284	$10,913	$10,328	$10,548	$10,996
12/31/2016	$10,461	$11,118	$10,458	$10,710	$11,213
1/31/2017	$10,595	$11,342	$10,616	$10,862	$11,426
2/28/2017	$10,813	$11,781	$10,833	$11,102	$11,879
3/31/2017	$10,803	$11,788	$10,859	$11,130	$11,893
4/30/2017	$10,873	$11,913	$11,078	$11,257	$12,015
5/31/2017	$10,919	$12,065	$11,178	$11,403	$12,184
6/30/2017	$10,977	$12,149	$11,228	$11,432	$12,260
7/31/2017	$11,102	$12,390	$11,396	$11,597	$12,512
8/31/2017	$11,035	$12,429	$11,412	$11,642	$12,551
9/30/2017	$11,231	$12,693	$11,569	$11,775	$12,810
10/31/2017	$11,367	$12,985	$11,689	$11,912	$13,109
11/30/2017	$11,517	$13,381	$11,851	$12,059	$13,511
12/31/2017	$11,586	$13,530	$11,961	$12,156	$13,661
1/31/2018	$11,952	$14,272	$12,294	$12,458	$14,443
2/28/2018	$11,563	$13,748	$11,918	$12,160	$13,911
3/31/2018	$11,495	$13,436	$11,811	$12,037	$13,557
4/30/2018	$11,478	$13,482	$11,832	$12,072	$13,609
5/31/2018	$11,561	$13,826	$11,948	$12,195	$13,937
6/30/2018	$11,519	$13,916	$11,946	$12,216	$14,023
7/31/2018	$11,688	$14,396	$12,180	$12,443	$14,544
8/31/2018	$11,938	$14,892	$12,329	$12,632	$15,018
9/30/2018	$11,999	$14,948	$12,322	$12,653	$15,104
10/31/2018	$11,207	$13,891	$11,708	$12,123	$14,072
11/30/2018	$11,305	$14,173	$11,845	$12,220	$14,358
12/31/2018	$10,598	$12,882	$11,259	$11,730	$13,062
1/31/2019	$11,368	$13,962	$11,892	$12,345	$14,109
2/28/2019	$11,714	$14,435	$12,122	$12,584	$14,562
3/31/2019	$11,779	$14,686	$12,262	$12,778	$14,845
4/30/2019	$12,079	$15,279	$12,536	$13,058	$15,446
5/31/2019	$11,667	$14,305	$12,106	$12,701	$14,464
6/30/2019	$12,133	$15,310	$12,624	$13,243	$15,483
7/31/2019	$12,219	$15,548	$12,698	$13,331	$15,706
8/31/2019	$12,072	$15,263	$12,617	$13,313	$15,457
9/30/2019	$12,078	$15,527	$12,744	$13,431	$15,746
10/31/2019	$12,210	$15,856	$12,893	$13,612	$16,087
11/30/2019	$12,485	$16,456	$13,127	$13,839	$16,671
12/31/2019	$12,774	$16,931	$13,388	$14,099	$17,175
1/31/2020	$12,725	$16,949	$13,359	$14,157	$17,168
2/29/2020	$12,201	$15,564	$12,722	$13,599	$15,755
3/31/2020	$10,629	$13,507	$11,419	$12,356	$13,809
4/30/2020	$11,478	$15,292	$12,276	$13,250	$15,579
5/31/2020	$12,150	$16,099	$12,704	$13,727	$16,321
6/30/2020	$12,590	$16,455	$12,907	$13,947	$16,645
7/31/2020	$13,141	$17,419	$13,391	$14,502	$17,584
8/31/2020	$13,646	$18,697	$13,840	$14,996	$18,848
9/30/2020	$13,423	$18,014	$13,544	$14,705	$18,132
10/31/2020	$13,355	$17,579	$13,363	$14,498	$17,650
11/30/2020	$14,650	$19,649	$14,445	$15,565	$19,582
12/31/2020	$15,281	$20,480	$14,920	$15,967	$20,335
1/31/2021	$15,235	$20,311	$14,880	$15,875	$20,129
2/28/2021	$15,768	$20,900	$15,204	$16,037	$20,684
3/31/2021	$15,975	$21,691	$15,545	$16,264	$21,590
4/30/2021	$16,385	$22,859	$16,040	$16,739	$22,742
5/31/2021	$16,572	$22,967	$16,196	$16,853	$22,901
6/30/2021	$16,486	$23,543	$16,344	$17,084	$23,436
7/31/2021	$16,523	$24,032	$16,496	$17,309	$23,993
8/31/2021	$16,828	$24,727	$16,750	$17,549	$24,722
9/30/2021	$16,393	$23,591	$16,229	$17,133	$23,572
10/31/2021	$16,969	$25,228	$16,815	$17,643	$25,224
11/30/2021	$16,576	$24,890	$16,537	$17,445	$25,049
12/31/2021	$16,926	$25,898	$16,995	$17,870	$26,172
1/31/2022	$16,088	$24,438	$16,375	$17,167	$24,817
2/28/2022	$15,882	$23,767	$16,101	$16,860	$24,074
3/31/2022	$15,866	$24,569	$16,212	$16,929	$24,968
4/30/2022	$14,918	$22,379	$15,329	$15,902	$22,791
5/31/2022	$15,058	$22,345	$15,387	$15,945	$22,833
6/30/2022	$13,924	$20,474	$14,487	$14,971	$20,948
7/31/2022	$14,724	$22,381	$15,217	$15,893	$22,879
8/31/2022	$14,402	$21,521	$14,780	$15,364	$21,946
9/30/2022	$13,582	$19,530	$13,844	$14,330	$19,925
10/31/2022	$14,047	$21,096	$14,392	$14,893	$21,538
11/30/2022	$14,638	$22,238	$15,071	$15,603	$22,742
12/31/2022	$14,229	$20,945	$14,643	$15,198	$21,432
1/31/2023	$14,762	$22,349	$15,326	$15,988	$22,778
2/28/2023	$14,470	$21,817	$14,952	$15,637	$22,223
3/31/2023	$14,604	$22,507	$15,200	$16,030	$23,038
4/30/2023	$14,752	$22,786	$15,322	$16,217	$23,398
5/31/2023	$14,547	$22,892	$15,184	$16,097	$23,500
6/30/2023	$15,033	$24,438	$15,716	$16,641	$25,053
7/31/2023	$15,326	$25,279	$16,065	$16,968	$25,857
8/31/2023	$15,167	$24,836	$15,827	$16,762	$25,446
9/30/2023	$14,651	$23,669	$15,302	$16,224	$24,232
10/31/2023	$14,359	$23,097	$14,998	$15,884	$23,723
11/30/2023	$15,357	$25,254	$15,939	$16,986	$25,889
12/31/2023	$15,972	$26,501	$16,619	$17,733	$27,066
1/31/2024	$16,172	$26,871	$16,672	$17,828	$27,520
2/29/2024	$16,739	$28,322	$17,070	$18,181	$28,990
3/31/2024	$17,193	$29,230	$17,502	$18,570	$29,923
4/30/2024	$16,640	$27,986	$16,943	$18,031	$28,700
5/31/2024	$17,140	$29,304	$17,477	$18,576	$30,124
6/30/2024	$17,295	$30,274	$17,711	$18,881	$31,204
7/31/2024	$17,639	$30,714	$18,058	$19,253	$31,584
8/31/2024	$18,113	$31,442	$18,367	$19,643	$32,350
9/30/2024	$18,364	$32,114	$18,656	$19,973	$33,041
10/31/2024	$18,231	$31,890	$18,372	$19,639	$32,742
11/30/2024	$19,014	$33,943	$19,024	$20,241	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	23.81%	8.78%	7.06%
Russell 1000 Index	34.40%	15.58%	13.85%
Morningstar Moderate Allocation Average	19.35%	7.70%	7.07%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.77%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156637
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Balanced Opportunity Fund
Class Name	Class R6
Trading Symbol	BLAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.98%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,938	$10,193	$10,070	$10,106	$10,210
8/31/2015	$9,490	$9,580	$9,658	$9,749	$9,594
9/30/2015	$9,236	$9,317	$9,460	$9,563	$9,356
10/31/2015	$9,645	$10,071	$9,904	$9,999	$10,145
11/30/2015	$9,550	$10,104	$9,883	$9,945	$10,176
12/31/2015	$9,350	$9,922	$9,721	$9,799	$10,015
1/31/2016	$8,957	$9,388	$9,404	$9,527	$9,518
2/29/2016	$8,918	$9,385	$9,385	$9,537	$9,505
3/31/2016	$9,402	$10,039	$9,827	$9,977	$10,150
4/30/2016	$9,562	$10,093	$9,931	$10,120	$10,189
5/31/2016	$9,638	$10,270	$9,997	$10,198	$10,372
6/30/2016	$9,674	$10,293	$10,043	$10,250	$10,399
7/31/2016	$9,969	$10,686	$10,309	$10,530	$10,783
8/31/2016	$10,059	$10,700	$10,334	$10,580	$10,798
9/30/2016	$10,123	$10,708	$10,356	$10,608	$10,800
10/31/2016	$10,053	$10,499	$10,204	$10,486	$10,603
11/30/2016	$10,274	$10,913	$10,328	$10,548	$10,996
12/31/2016	$10,452	$11,118	$10,458	$10,710	$11,213
1/31/2017	$10,595	$11,342	$10,616	$10,862	$11,426
2/28/2017	$10,804	$11,781	$10,833	$11,102	$11,879
3/31/2017	$10,804	$11,788	$10,859	$11,130	$11,893
4/30/2017	$10,874	$11,913	$11,078	$11,257	$12,015
5/31/2017	$10,921	$12,065	$11,178	$11,403	$12,184
6/30/2017	$10,969	$12,149	$11,228	$11,432	$12,260
7/31/2017	$11,103	$12,390	$11,396	$11,597	$12,512
8/31/2017	$11,037	$12,429	$11,412	$11,642	$12,551
9/30/2017	$11,234	$12,693	$11,569	$11,775	$12,810
10/31/2017	$11,370	$12,985	$11,689	$11,912	$13,109
11/30/2017	$11,520	$13,381	$11,851	$12,059	$13,511
12/31/2017	$11,589	$13,530	$11,961	$12,156	$13,661
1/31/2018	$11,946	$14,272	$12,294	$12,458	$14,443
2/28/2018	$11,566	$13,748	$11,918	$12,160	$13,911
3/31/2018	$11,499	$13,436	$11,811	$12,037	$13,557
4/30/2018	$11,482	$13,482	$11,832	$12,072	$13,609
5/31/2018	$11,565	$13,826	$11,948	$12,195	$13,937
6/30/2018	$11,533	$13,916	$11,946	$12,216	$14,023
7/31/2018	$11,693	$14,396	$12,180	$12,443	$14,544
8/31/2018	$11,944	$14,892	$12,329	$12,632	$15,018
9/30/2018	$12,004	$14,948	$12,322	$12,653	$15,104
10/31/2018	$11,221	$13,891	$11,708	$12,123	$14,072
11/30/2018	$11,309	$14,173	$11,845	$12,220	$14,358
12/31/2018	$10,602	$12,882	$11,259	$11,730	$13,062
1/31/2019	$11,373	$13,962	$11,892	$12,345	$14,109
2/28/2019	$11,719	$14,435	$12,122	$12,584	$14,562
3/31/2019	$11,785	$14,686	$12,262	$12,778	$14,845
4/30/2019	$12,085	$15,279	$12,536	$13,058	$15,446
5/31/2019	$11,684	$14,305	$12,106	$12,701	$14,464
6/30/2019	$12,140	$15,310	$12,624	$13,243	$15,483
7/31/2019	$12,226	$15,548	$12,698	$13,331	$15,706
8/31/2019	$12,079	$15,263	$12,617	$13,313	$15,457
9/30/2019	$12,096	$15,527	$12,744	$13,431	$15,746
10/31/2019	$12,218	$15,856	$12,893	$13,612	$16,087
11/30/2019	$12,493	$16,456	$13,127	$13,839	$16,671
12/31/2019	$12,783	$16,931	$13,388	$14,099	$17,175
1/31/2020	$12,745	$16,949	$13,359	$14,157	$17,168
2/29/2020	$12,209	$15,564	$12,722	$13,599	$15,755
3/31/2020	$10,635	$13,507	$11,419	$12,356	$13,809
4/30/2020	$11,486	$15,292	$12,276	$13,250	$15,579
5/31/2020	$12,171	$16,099	$12,704	$13,727	$16,321
6/30/2020	$12,611	$16,455	$12,907	$13,947	$16,645
7/31/2020	$13,153	$17,419	$13,391	$14,502	$17,584
8/31/2020	$13,670	$18,697	$13,840	$14,996	$18,848
9/30/2020	$13,447	$18,014	$13,544	$14,705	$18,132
10/31/2020	$13,379	$17,579	$13,363	$14,498	$17,650
11/30/2020	$14,677	$19,649	$14,445	$15,565	$19,582
12/31/2020	$15,310	$20,480	$14,920	$15,967	$20,335
1/31/2021	$15,275	$20,311	$14,880	$15,875	$20,129
2/28/2021	$15,799	$20,900	$15,204	$16,037	$20,684
3/31/2021	$16,006	$21,691	$15,545	$16,264	$21,590
4/30/2021	$16,429	$22,859	$16,040	$16,739	$22,742
5/31/2021	$16,604	$22,967	$16,196	$16,853	$22,901
6/30/2021	$16,519	$23,543	$16,344	$17,084	$23,436
7/31/2021	$16,556	$24,032	$16,496	$17,309	$23,993
8/31/2021	$16,863	$24,727	$16,750	$17,549	$24,722
9/30/2021	$16,427	$23,591	$16,229	$17,133	$23,572
10/31/2021	$17,004	$25,228	$16,815	$17,643	$25,224
11/30/2021	$16,623	$24,890	$16,537	$17,445	$25,049
12/31/2021	$16,976	$25,898	$16,995	$17,870	$26,172
1/31/2022	$16,137	$24,438	$16,375	$17,167	$24,817
2/28/2022	$15,916	$23,767	$16,101	$16,860	$24,074
3/31/2022	$15,915	$24,569	$16,212	$16,929	$24,968
4/30/2022	$14,965	$22,379	$15,329	$15,902	$22,791
5/31/2022	$15,092	$22,345	$15,387	$15,945	$22,833
6/30/2022	$13,970	$20,474	$14,487	$14,971	$20,948
7/31/2022	$14,772	$22,381	$15,217	$15,893	$22,879
8/31/2022	$14,436	$21,521	$14,780	$15,364	$21,946
9/30/2022	$13,628	$19,530	$13,844	$14,330	$19,925
10/31/2022	$14,094	$21,096	$14,392	$14,893	$21,538
11/30/2022	$14,673	$22,238	$15,071	$15,603	$22,742
12/31/2022	$14,278	$20,945	$14,643	$15,198	$21,432
1/31/2023	$14,813	$22,349	$15,326	$15,988	$22,778
2/28/2023	$14,520	$21,817	$14,952	$15,637	$22,223
3/31/2023	$14,655	$22,507	$15,200	$16,030	$23,038
4/30/2023	$14,803	$22,786	$15,322	$16,217	$23,398
5/31/2023	$14,598	$22,892	$15,184	$16,097	$23,500
6/30/2023	$15,086	$24,438	$15,716	$16,641	$25,053
7/31/2023	$15,394	$25,279	$16,065	$16,968	$25,857
8/31/2023	$15,221	$24,836	$15,827	$16,762	$25,446
9/30/2023	$14,704	$23,669	$15,302	$16,224	$24,232
10/31/2023	$14,425	$23,097	$14,998	$15,884	$23,723
11/30/2023	$15,412	$25,254	$15,939	$16,986	$25,889
12/31/2023	$16,043	$26,501	$16,619	$17,733	$27,066
1/31/2024	$16,228	$26,871	$16,672	$17,828	$27,520
2/29/2024	$16,797	$28,322	$17,070	$18,181	$28,990
3/31/2024	$17,267	$29,230	$17,502	$18,570	$29,923
4/30/2024	$16,713	$27,986	$16,943	$18,031	$28,700
5/31/2024	$17,214	$29,304	$17,477	$18,576	$30,124
6/30/2024	$17,369	$30,274	$17,711	$18,881	$31,204
7/31/2024	$17,714	$30,714	$18,058	$19,253	$31,584
8/31/2024	$18,204	$31,442	$18,367	$19,643	$32,350
9/30/2024	$18,441	$32,114	$18,656	$19,973	$33,041
10/31/2024	$18,323	$31,890	$18,372	$19,639	$32,742
11/30/2024	$19,108	$33,943	$19,024	$20,241	$34,664

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	23.98%	8.87%	7.12%
Russell 1000 Index	34.40%	15.58%	13.85%
Morningstar Moderate Allocation Average	19.35%	7.70%	7.07%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.77%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,033,673,317
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,957,357
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020010
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	ISFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.00%, reflecting performance at the net asset value (NAV) of Class A shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$9,777	$10,000	$10,000	$10,000
12/31/2014	$9,655	$10,009	$9,911	$9,928
1/31/2015	$9,653	$10,219	$9,917	$9,989
2/28/2015	$9,884	$10,123	$10,125	$10,182
3/31/2015	$9,857	$10,170	$10,075	$10,150
4/30/2015	$9,973	$10,134	$10,146	$10,221
5/31/2015	$9,992	$10,109	$10,154	$10,240
6/30/2015	$9,850	$9,999	$9,989	$10,083
7/31/2015	$9,779	$10,069	$10,034	$10,159
8/31/2015	$9,504	$10,054	$9,729	$9,911
9/30/2015	$9,333	$10,122	$9,580	$9,773
10/31/2015	$9,587	$10,124	$9,900	$10,075
11/30/2015	$9,494	$10,097	$9,855	$9,998
12/31/2015	$9,333	$10,064	$9,711	$9,870
1/31/2016	$9,094	$10,203	$9,511	$9,714
2/29/2016	$9,057	$10,275	$9,512	$9,739
3/31/2016	$9,380	$10,370	$9,886	$10,086
4/30/2016	$9,537	$10,409	$10,004	$10,246
5/31/2016	$9,588	$10,412	$10,050	$10,293
6/30/2016	$9,644	$10,599	$10,149	$10,375
7/31/2016	$9,864	$10,666	$10,361	$10,602
8/31/2016	$9,970	$10,654	$10,388	$10,659
9/30/2016	$10,027	$10,648	$10,413	$10,689
10/31/2016	$10,018	$10,566	$10,296	$10,597
11/30/2016	$10,072	$10,316	$10,295	$10,536
12/31/2016	$10,199	$10,331	$10,418	$10,670
1/31/2017	$10,344	$10,351	$10,544	$10,790
2/28/2017	$10,478	$10,421	$10,719	$10,963
3/31/2017	$10,499	$10,415	$10,740	$10,988
4/30/2017	$10,581	$10,496	$10,834	$11,109
5/31/2017	$10,639	$10,576	$10,929	$11,243
6/30/2017	$10,666	$10,566	$10,956	$11,255
7/31/2017	$10,783	$10,611	$11,091	$11,386
8/31/2017	$10,767	$10,706	$11,125	$11,438
9/30/2017	$10,892	$10,655	$11,227	$11,517
10/31/2017	$11,011	$10,662	$11,308	$11,602
11/30/2017	$11,094	$10,648	$11,395	$11,670
12/31/2017	$11,135	$10,697	$11,477	$11,748
1/31/2018	$11,396	$10,574	$11,671	$11,894
2/28/2018	$11,158	$10,473	$11,396	$11,675
3/31/2018	$11,107	$10,540	$11,351	$11,617
4/30/2018	$11,108	$10,462	$11,349	$11,633
5/31/2018	$11,199	$10,537	$11,417	$11,705
6/30/2018	$11,162	$10,524	$11,404	$11,710
7/31/2018	$11,242	$10,526	$11,567	$11,854
8/31/2018	$11,429	$10,594	$11,633	$11,968
9/30/2018	$11,474	$10,526	$11,623	$11,971
10/31/2018	$10,875	$10,443	$11,218	$11,615
11/30/2018	$10,896	$10,505	$11,302	$11,666
12/31/2018	$10,421	$10,698	$10,974	$11,429
1/31/2019	$11,006	$10,812	$11,444	$11,882
2/28/2019	$11,261	$10,805	$11,606	$12,040
3/31/2019	$11,289	$11,013	$11,753	$12,224
4/30/2019	$11,507	$11,016	$11,922	$12,403
5/31/2019	$11,266	$11,211	$11,716	$12,247
6/30/2019	$11,585	$11,352	$12,084	$12,636
7/31/2019	$11,641	$11,377	$12,129	$12,688
8/31/2019	$11,522	$11,672	$12,142	$12,769
9/30/2019	$11,542	$11,610	$12,219	$12,830
10/31/2019	$11,653	$11,645	$12,325	$12,956
11/30/2019	$11,822	$11,639	$12,441	$13,074
12/31/2019	$12,075	$11,630	$12,635	$13,257
1/31/2020	$12,029	$11,854	$12,661	$13,347
2/29/2020	$11,711	$12,068	$12,294	$13,065
3/31/2020	$10,446	$11,997	$11,206	$12,127
4/30/2020	$11,004	$12,210	$11,810	$12,739
5/31/2020	$11,482	$12,267	$12,153	$13,101
6/30/2020	$11,832	$12,344	$12,330	$13,273
7/31/2020	$12,261	$12,528	$12,706	$13,706
8/31/2020	$12,584	$12,427	$12,952	$13,962
9/30/2020	$12,429	$12,420	$12,783	$13,785
10/31/2020	$12,375	$12,365	$12,662	$13,651
11/30/2020	$13,280	$12,486	$13,398	$14,382
12/31/2020	$13,742	$12,504	$13,702	$14,648
1/31/2021	$13,723	$12,414	$13,663	$14,575
2/28/2021	$14,040	$12,235	$13,794	$14,610
3/31/2021	$14,184	$12,082	$13,970	$14,680
4/30/2021	$14,446	$12,177	$14,289	$14,976
5/31/2021	$14,631	$12,217	$14,430	$15,073
6/30/2021	$14,537	$12,303	$14,510	$15,231
7/31/2021	$14,560	$12,440	$14,621	$15,396
8/31/2021	$14,747	$12,417	$14,756	$15,521
9/30/2021	$14,453	$12,309	$14,465	$15,275
10/31/2021	$14,807	$12,306	$14,762	$15,516
11/30/2021	$14,532	$12,342	$14,573	$15,383
12/31/2021	$14,778	$12,311	$14,885	$15,641
1/31/2022	$14,219	$12,045	$14,475	$15,131
2/28/2022	$14,037	$11,911	$14,250	$14,911
3/31/2022	$13,951	$11,580	$14,215	$14,802
4/30/2022	$13,282	$11,141	$13,565	$14,057
5/31/2022	$13,360	$11,213	$13,606	$14,114
6/30/2022	$12,494	$11,037	$12,933	$13,407
7/31/2022	$13,088	$11,306	$13,472	$14,073
8/31/2022	$12,820	$10,987	$13,125	$13,636
9/30/2022	$12,216	$10,512	$12,351	$12,855
10/31/2022	$12,442	$10,376	$12,654	$13,147
11/30/2022	$12,900	$10,758	$13,233	$13,717
12/31/2022	$12,665	$10,709	$12,984	$13,506
1/31/2023	$13,089	$11,039	$13,532	$14,115
2/28/2023	$12,832	$10,753	$13,209	$13,809
3/31/2023	$12,992	$11,026	$13,409	$14,129
4/30/2023	$13,088	$11,093	$13,519	$14,279
5/31/2023	$12,903	$10,972	$13,330	$14,130
6/30/2023	$13,153	$10,933	$13,635	$14,420
7/31/2023	$13,322	$10,926	$13,846	$14,614
8/31/2023	$13,203	$10,856	$13,661	$14,476
9/30/2023	$12,839	$10,580	$13,276	$14,083
10/31/2023	$12,617	$10,413	$13,027	$13,814
11/30/2023	$13,301	$10,884	$13,758	$14,640
12/31/2023	$13,808	$11,301	$14,311	$15,250
1/31/2024	$13,893	$11,270	$14,328	$15,284
2/29/2024	$14,148	$11,111	$14,481	$15,391
3/31/2024	$14,447	$11,213	$14,778	$15,652
4/30/2024	$14,064	$10,930	$14,388	$15,264
5/31/2024	$14,395	$11,116	$14,747	$15,629
6/30/2024	$14,481	$11,221	$14,886	$15,812
7/31/2024	$14,775	$11,483	$15,210	$16,148
8/31/2024	$15,139	$11,648	$15,468	$16,446
9/30/2024	$15,328	$11,804	$15,697	$16,699
10/31/2024	$15,126	$11,511	$15,401	$16,376
11/30/2024	$15,561	$11,633	$15,801	$16,703

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	17.00%	5.65%	4.76%
Class A with sales charge	14.33%	5.16%	4.52%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 812,948,676
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 809,582
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020012
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	ISFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 16.10%, reflecting performance at the net asset value (NAV) of Class C shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,871	$10,009	$9,911	$9,928
1/31/2015	$9,863	$10,219	$9,917	$9,989
2/28/2015	$10,090	$10,123	$10,125	$10,182
3/31/2015	$10,057	$10,170	$10,075	$10,150
4/30/2015	$10,167	$10,134	$10,146	$10,221
5/31/2015	$10,187	$10,109	$10,154	$10,240
6/30/2015	$10,030	$9,999	$9,989	$10,083
7/31/2015	$9,953	$10,069	$10,034	$10,159
8/31/2015	$9,671	$10,054	$9,729	$9,911
9/30/2015	$9,485	$10,122	$9,580	$9,773
10/31/2015	$9,742	$10,124	$9,900	$10,075
11/30/2015	$9,636	$10,097	$9,855	$9,998
12/31/2015	$9,462	$10,064	$9,711	$9,870
1/31/2016	$9,217	$10,203	$9,511	$9,714
2/29/2016	$9,175	$10,275	$9,512	$9,739
3/31/2016	$9,498	$10,370	$9,886	$10,086
4/30/2016	$9,650	$10,409	$10,004	$10,246
5/31/2016	$9,694	$10,412	$10,050	$10,293
6/30/2016	$9,750	$10,599	$10,149	$10,375
7/31/2016	$9,964	$10,666	$10,361	$10,602
8/31/2016	$10,063	$10,654	$10,388	$10,659
9/30/2016	$10,120	$10,648	$10,413	$10,689
10/31/2016	$10,098	$10,566	$10,296	$10,597
11/30/2016	$10,152	$10,316	$10,295	$10,536
12/31/2016	$10,273	$10,331	$10,418	$10,670
1/31/2017	$10,409	$10,351	$10,544	$10,790
2/28/2017	$10,536	$10,421	$10,719	$10,963
3/31/2017	$10,550	$10,415	$10,740	$10,988
4/30/2017	$10,625	$10,496	$10,834	$11,109
5/31/2017	$10,682	$10,576	$10,929	$11,243
6/30/2017	$10,703	$10,566	$10,956	$11,255
7/31/2017	$10,812	$10,611	$11,091	$11,386
8/31/2017	$10,789	$10,706	$11,125	$11,438
9/30/2017	$10,906	$10,655	$11,227	$11,517
10/31/2017	$11,016	$10,662	$11,308	$11,602
11/30/2017	$11,091	$10,648	$11,395	$11,670
12/31/2017	$11,124	$10,697	$11,477	$11,748
1/31/2018	$11,381	$10,574	$11,671	$11,894
2/28/2018	$11,133	$10,473	$11,396	$11,675
3/31/2018	$11,084	$10,540	$11,351	$11,617
4/30/2018	$11,077	$10,462	$11,349	$11,633
5/31/2018	$11,152	$10,537	$11,417	$11,705
6/30/2018	$11,108	$10,524	$11,404	$11,710
7/31/2018	$11,187	$10,526	$11,567	$11,854
8/31/2018	$11,363	$10,594	$11,633	$11,968
9/30/2018	$11,401	$10,526	$11,623	$11,971
10/31/2018	$10,799	$10,443	$11,218	$11,615
11/30/2018	$10,813	$10,505	$11,302	$11,666
12/31/2018	$10,335	$10,698	$10,974	$11,429
1/31/2019	$10,913	$10,812	$11,444	$11,882
2/28/2019	$11,149	$10,805	$11,606	$12,040
3/31/2019	$11,177	$11,013	$11,753	$12,224
4/30/2019	$11,382	$11,016	$11,922	$12,403
5/31/2019	$11,140	$11,211	$11,716	$12,247
6/30/2019	$11,443	$11,352	$12,084	$12,636
7/31/2019	$11,498	$11,377	$12,129	$12,688
8/31/2019	$11,375	$11,672	$12,142	$12,769
9/30/2019	$11,388	$11,610	$12,219	$12,830
10/31/2019	$11,487	$11,645	$12,325	$12,956
11/30/2019	$11,645	$11,639	$12,441	$13,074
12/31/2019	$11,883	$11,630	$12,635	$13,257
1/31/2020	$11,830	$11,854	$12,661	$13,347
2/29/2020	$11,515	$12,068	$12,294	$13,065
3/31/2020	$10,259	$11,997	$11,206	$12,127
4/30/2020	$10,809	$12,210	$11,810	$12,739
5/31/2020	$11,271	$12,267	$12,153	$13,101
6/30/2020	$11,602	$12,344	$12,330	$13,273
7/31/2020	$12,014	$12,528	$12,706	$13,706
8/31/2020	$12,326	$12,427	$12,952	$13,962
9/30/2020	$12,168	$12,420	$12,783	$13,785
10/31/2020	$12,108	$12,365	$12,662	$13,651
11/30/2020	$12,980	$12,486	$13,398	$14,382
12/31/2020	$13,431	$12,504	$13,702	$14,648
1/31/2021	$13,397	$12,414	$13,663	$14,575
2/28/2021	$13,709	$12,235	$13,794	$14,610
3/31/2021	$13,837	$12,082	$13,970	$14,680
4/30/2021	$14,079	$12,177	$14,289	$14,976
5/31/2021	$14,248	$12,217	$14,430	$15,073
6/30/2021	$14,155	$12,303	$14,510	$15,231
7/31/2021	$14,168	$12,440	$14,621	$15,396
8/31/2021	$14,338	$12,417	$14,756	$15,521
9/30/2021	$14,040	$12,309	$14,465	$15,275
10/31/2021	$14,378	$12,306	$14,762	$15,516
11/30/2021	$14,105	$12,342	$14,573	$15,383
12/31/2021	$14,331	$12,311	$14,885	$15,641
1/31/2022	$13,781	$12,045	$14,475	$15,131
2/28/2022	$13,591	$11,911	$14,250	$14,911
3/31/2022	$13,499	$11,580	$14,215	$14,802
4/30/2022	$12,846	$11,141	$13,565	$14,057
5/31/2022	$12,912	$11,213	$13,606	$14,114
6/30/2022	$12,072	$11,037	$12,933	$13,407
7/31/2022	$12,645	$11,306	$13,472	$14,073
8/31/2022	$12,373	$10,987	$13,125	$13,636
9/30/2022	$11,784	$10,512	$12,351	$12,855
10/31/2022	$11,991	$10,376	$12,654	$13,147
11/30/2022	$12,424	$10,758	$13,233	$13,717
12/31/2022	$12,185	$10,709	$12,984	$13,506
1/31/2023	$12,593	$11,039	$13,532	$14,115
2/28/2023	$12,335	$10,753	$13,209	$13,809
3/31/2023	$12,477	$11,026	$13,409	$14,129
4/30/2023	$12,568	$11,093	$13,519	$14,279
5/31/2023	$12,385	$10,972	$13,330	$14,130
6/30/2023	$12,612	$10,933	$13,635	$14,420
7/31/2023	$12,771	$10,926	$13,846	$14,614
8/31/2023	$12,642	$10,856	$13,661	$14,476
9/30/2023	$12,283	$10,580	$13,276	$14,083
10/31/2023	$12,074	$10,413	$13,027	$13,814
11/30/2023	$12,716	$10,884	$13,758	$14,640
12/31/2023	$13,192	$11,301	$14,311	$15,250
1/31/2024	$13,262	$11,270	$14,328	$15,284
2/29/2024	$13,492	$11,111	$14,481	$15,391
3/31/2024	$13,772	$11,213	$14,778	$15,652
4/30/2024	$13,397	$10,930	$14,388	$15,264
5/31/2024	$13,706	$11,116	$14,747	$15,629
6/30/2024	$13,785	$11,221	$14,886	$15,812
7/31/2024	$14,050	$11,483	$15,210	$16,148
8/31/2024	$14,389	$11,648	$15,468	$16,446
9/30/2024	$14,565	$11,804	$15,697	$16,699
10/31/2024	$14,358	$11,511	$15,401	$16,376
11/30/2024	$14,763	$11,633	$15,801	$16,703

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	16.10%	4.86%	3.97%
Class C with sales charge	15.10%	4.86%	3.97%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 812,948,676
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 809,582
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054903
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	LIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.17%, reflecting performance at the net asset value (NAV) of Class F shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,876	$10,009	$9,911	$9,928
1/31/2015	$9,875	$10,219	$9,917	$9,989
2/28/2015	$10,107	$10,123	$10,125	$10,182
3/31/2015	$10,087	$10,170	$10,075	$10,150
4/30/2015	$10,206	$10,134	$10,146	$10,221
5/31/2015	$10,228	$10,109	$10,154	$10,240
6/30/2015	$10,076	$9,999	$9,989	$10,083
7/31/2015	$10,012	$10,069	$10,034	$10,159
8/31/2015	$9,732	$10,054	$9,729	$9,911
9/30/2015	$9,551	$10,122	$9,580	$9,773
10/31/2015	$9,819	$10,124	$9,900	$10,075
11/30/2015	$9,718	$10,097	$9,855	$9,998
12/31/2015	$9,554	$10,064	$9,711	$9,870
1/31/2016	$9,310	$10,203	$9,511	$9,714
2/29/2016	$9,281	$10,275	$9,512	$9,739
3/31/2016	$9,606	$10,370	$9,886	$10,086
4/30/2016	$9,775	$10,409	$10,004	$10,246
5/31/2016	$9,828	$10,412	$10,050	$10,293
6/30/2016	$9,887	$10,599	$10,149	$10,375
7/31/2016	$10,114	$10,666	$10,361	$10,602
8/31/2016	$10,223	$10,654	$10,388	$10,659
9/30/2016	$10,283	$10,648	$10,413	$10,689
10/31/2016	$10,275	$10,566	$10,296	$10,597
11/30/2016	$10,332	$10,316	$10,295	$10,536
12/31/2016	$10,464	$10,331	$10,418	$10,670
1/31/2017	$10,607	$10,351	$10,544	$10,790
2/28/2017	$10,745	$10,421	$10,719	$10,963
3/31/2017	$10,776	$10,415	$10,740	$10,988
4/30/2017	$10,861	$10,496	$10,834	$11,109
5/31/2017	$10,922	$10,576	$10,929	$11,243
6/30/2017	$10,952	$10,566	$10,956	$11,255
7/31/2017	$11,072	$10,611	$11,091	$11,386
8/31/2017	$11,058	$10,706	$11,125	$11,438
9/30/2017	$11,188	$10,655	$11,227	$11,517
10/31/2017	$11,304	$10,662	$11,308	$11,602
11/30/2017	$11,398	$10,648	$11,395	$11,670
12/31/2017	$11,441	$10,697	$11,477	$11,748
1/31/2018	$11,711	$10,574	$11,671	$11,894
2/28/2018	$11,460	$10,473	$11,396	$11,675
3/31/2018	$11,417	$10,540	$11,351	$11,617
4/30/2018	$11,419	$10,462	$11,349	$11,633
5/31/2018	$11,507	$10,537	$11,417	$11,705
6/30/2018	$11,470	$10,524	$11,404	$11,710
7/31/2018	$11,561	$10,526	$11,567	$11,854
8/31/2018	$11,755	$10,594	$11,633	$11,968
9/30/2018	$11,803	$10,526	$11,623	$11,971
10/31/2018	$11,181	$10,443	$11,218	$11,615
11/30/2018	$11,211	$10,505	$11,302	$11,666
12/31/2018	$10,724	$10,698	$10,974	$11,429
1/31/2019	$11,327	$10,812	$11,444	$11,882
2/28/2019	$11,584	$10,805	$11,606	$12,040
3/31/2019	$11,621	$11,013	$11,753	$12,224
4/30/2019	$11,848	$11,016	$11,922	$12,403
5/31/2019	$11,601	$11,211	$11,716	$12,247
6/30/2019	$11,922	$11,352	$12,084	$12,636
7/31/2019	$11,989	$11,377	$12,129	$12,688
8/31/2019	$11,869	$11,672	$12,142	$12,769
9/30/2019	$11,891	$11,610	$12,219	$12,830
10/31/2019	$12,007	$11,645	$12,325	$12,956
11/30/2019	$12,183	$11,639	$12,441	$13,074
12/31/2019	$12,444	$11,630	$12,635	$13,257
1/31/2020	$12,391	$11,854	$12,661	$13,347
2/29/2020	$12,073	$12,068	$12,294	$13,065
3/31/2020	$10,761	$11,997	$11,206	$12,127
4/30/2020	$11,347	$12,210	$11,810	$12,739
5/31/2020	$11,840	$12,267	$12,153	$13,101
6/30/2020	$12,203	$12,344	$12,330	$13,273
7/31/2020	$12,648	$12,528	$12,706	$13,706
8/31/2020	$12,981	$12,427	$12,952	$13,962
9/30/2020	$12,824	$12,420	$12,783	$13,785
10/31/2020	$12,769	$12,365	$12,662	$13,651
11/30/2020	$13,704	$12,486	$13,398	$14,382
12/31/2020	$14,184	$12,504	$13,702	$14,648
1/31/2021	$14,157	$12,414	$13,663	$14,575
2/28/2021	$14,494	$12,235	$13,794	$14,610
3/31/2021	$14,645	$12,082	$13,970	$14,680
4/30/2021	$14,917	$12,177	$14,289	$14,976
5/31/2021	$15,110	$12,217	$14,430	$15,073
6/30/2021	$15,014	$12,303	$14,510	$15,231
7/31/2021	$15,040	$12,440	$14,621	$15,396
8/31/2021	$15,227	$12,417	$14,756	$15,521
9/30/2021	$14,934	$12,309	$14,465	$15,275
10/31/2021	$15,302	$12,306	$14,762	$15,516
11/30/2021	$15,019	$12,342	$14,573	$15,383
12/31/2021	$15,275	$12,311	$14,885	$15,641
1/31/2022	$14,699	$12,045	$14,475	$15,131
2/28/2022	$14,504	$11,911	$14,250	$14,911
3/31/2022	$14,426	$11,580	$14,215	$14,802
4/30/2022	$13,735	$11,141	$13,565	$14,057
5/31/2022	$13,817	$11,213	$13,606	$14,114
6/30/2022	$12,923	$11,037	$12,933	$13,407
7/31/2022	$13,549	$11,306	$13,472	$14,073
8/31/2022	$13,264	$10,987	$13,125	$13,636
9/30/2022	$12,640	$10,512	$12,351	$12,855
10/31/2022	$12,876	$10,376	$12,654	$13,147
11/30/2022	$13,352	$10,758	$13,233	$13,717
12/31/2022	$13,109	$10,709	$12,984	$13,506
1/31/2023	$13,550	$11,039	$13,532	$14,115
2/28/2023	$13,285	$10,753	$13,209	$13,809
3/31/2023	$13,452	$11,026	$13,409	$14,129
4/30/2023	$13,553	$11,093	$13,519	$14,279
5/31/2023	$13,363	$10,972	$13,330	$14,130
6/30/2023	$13,624	$10,933	$13,635	$14,420
7/31/2023	$13,800	$10,926	$13,846	$14,614
8/31/2023	$13,679	$10,856	$13,661	$14,476
9/30/2023	$13,304	$10,580	$13,276	$14,083
10/31/2023	$13,084	$10,413	$13,027	$13,814
11/30/2023	$13,785	$10,884	$13,758	$14,640
12/31/2023	$14,313	$11,301	$14,311	$15,250
1/31/2024	$14,402	$11,270	$14,328	$15,284
2/29/2024	$14,669	$11,111	$14,481	$15,391
3/31/2024	$14,980	$11,213	$14,778	$15,652
4/30/2024	$14,585	$10,930	$14,388	$15,264
5/31/2024	$14,931	$11,116	$14,747	$15,629
6/30/2024	$15,021	$11,221	$14,886	$15,812
7/31/2024	$15,329	$11,483	$15,210	$16,148
8/31/2024	$15,707	$11,648	$15,468	$16,446
9/30/2024	$15,905	$11,804	$15,697	$16,699
10/31/2024	$15,698	$11,511	$15,401	$16,376
11/30/2024	$16,151	$11,633	$15,801	$16,703

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	17.17%	5.80%	4.91%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 812,948,676
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 809,582
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188246
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class F3
Trading Symbol	ISFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.34%, reflecting performance at the net asset value (NAV) of Class F3 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,088	$10,051	$10,085	$10,104
5/31/2017	$10,145	$10,128	$10,174	$10,226
6/30/2017	$10,174	$10,118	$10,198	$10,237
7/31/2017	$10,288	$10,162	$10,324	$10,357
8/31/2017	$10,275	$10,253	$10,356	$10,404
9/30/2017	$10,398	$10,204	$10,451	$10,476
10/31/2017	$10,507	$10,210	$10,526	$10,553
11/30/2017	$10,596	$10,197	$10,607	$10,615
12/31/2017	$10,637	$10,244	$10,684	$10,686
1/31/2018	$10,891	$10,126	$10,864	$10,818
2/28/2018	$10,664	$10,030	$10,608	$10,619
3/31/2018	$10,618	$10,094	$10,566	$10,567
4/30/2018	$10,628	$10,019	$10,564	$10,581
5/31/2018	$10,711	$10,091	$10,627	$10,647
6/30/2018	$10,677	$10,078	$10,616	$10,651
7/31/2018	$10,757	$10,080	$10,767	$10,782
8/31/2018	$10,939	$10,145	$10,829	$10,886
9/30/2018	$10,985	$10,080	$10,819	$10,889
10/31/2018	$10,411	$10,000	$10,442	$10,565
11/30/2018	$10,441	$10,060	$10,521	$10,611
12/31/2018	$9,986	$10,245	$10,216	$10,396
1/31/2019	$10,551	$10,354	$10,653	$10,807
2/28/2019	$10,792	$10,348	$10,804	$10,951
3/31/2019	$10,828	$10,546	$10,941	$11,119
4/30/2019	$11,034	$10,549	$11,098	$11,281
5/31/2019	$10,811	$10,736	$10,906	$11,139
6/30/2019	$11,113	$10,871	$11,248	$11,493
7/31/2019	$11,177	$10,895	$11,290	$11,540
8/31/2019	$11,065	$11,177	$11,302	$11,614
9/30/2019	$11,087	$11,118	$11,374	$11,670
10/31/2019	$11,197	$11,151	$11,473	$11,784
11/30/2019	$11,362	$11,146	$11,581	$11,892
12/31/2019	$11,601	$11,138	$11,762	$12,058
1/31/2020	$11,560	$11,352	$11,785	$12,140
2/29/2020	$11,263	$11,557	$11,444	$11,883
3/31/2020	$10,042	$11,489	$10,431	$11,031
4/30/2020	$10,592	$11,693	$10,994	$11,587
5/31/2020	$11,056	$11,747	$11,313	$11,916
6/30/2020	$11,389	$11,821	$11,478	$12,072
7/31/2020	$11,807	$11,998	$11,827	$12,466
8/31/2020	$12,121	$11,901	$12,057	$12,700
9/30/2020	$11,975	$11,894	$11,900	$12,538
10/31/2020	$11,925	$11,841	$11,786	$12,417
11/30/2020	$12,803	$11,958	$12,472	$13,081
12/31/2020	$13,254	$11,974	$12,754	$13,323
1/31/2021	$13,231	$11,888	$12,719	$13,257
2/28/2021	$13,549	$11,716	$12,840	$13,289
3/31/2021	$13,683	$11,570	$13,005	$13,353
4/30/2021	$13,948	$11,662	$13,301	$13,622
5/31/2021	$14,131	$11,700	$13,432	$13,710
6/30/2021	$14,042	$11,782	$13,507	$13,854
7/31/2021	$14,067	$11,914	$13,610	$14,004
8/31/2021	$14,245	$11,891	$13,736	$14,117
9/30/2021	$13,971	$11,788	$13,465	$13,894
10/31/2021	$14,309	$11,785	$13,742	$14,113
11/30/2021	$14,054	$11,820	$13,565	$13,992
12/31/2021	$14,295	$11,789	$13,856	$14,227
1/31/2022	$13,764	$11,535	$13,474	$13,762
2/28/2022	$13,581	$11,407	$13,265	$13,563
3/31/2022	$13,501	$11,090	$13,232	$13,464
4/30/2022	$12,854	$10,669	$12,627	$12,786
5/31/2022	$12,940	$10,738	$12,666	$12,838
6/30/2022	$12,101	$10,569	$12,039	$12,195
7/31/2022	$12,690	$10,828	$12,541	$12,801
8/31/2022	$12,432	$10,522	$12,217	$12,403
9/30/2022	$11,847	$10,067	$11,497	$11,692
10/31/2022	$12,061	$9,937	$11,779	$11,958
11/30/2022	$12,510	$10,302	$12,318	$12,476
12/31/2022	$12,284	$10,256	$12,087	$12,284
1/31/2023	$12,699	$10,571	$12,596	$12,839
2/28/2023	$12,460	$10,298	$12,296	$12,561
3/31/2023	$12,610	$10,559	$12,482	$12,851
4/30/2023	$12,715	$10,623	$12,584	$12,987
5/31/2023	$12,538	$10,508	$12,408	$12,852
6/30/2023	$12,785	$10,470	$12,692	$13,116
7/31/2023	$12,952	$10,463	$12,889	$13,292
8/31/2023	$12,839	$10,396	$12,717	$13,167
9/30/2023	$12,487	$10,132	$12,358	$12,809
10/31/2023	$12,281	$9,972	$12,126	$12,565
11/30/2023	$12,942	$10,424	$12,807	$13,316
12/31/2023	$13,441	$10,823	$13,321	$13,871
1/31/2024	$13,526	$10,793	$13,338	$13,901
2/29/2024	$13,778	$10,640	$13,479	$13,999
3/31/2024	$14,064	$10,739	$13,756	$14,237
4/30/2024	$13,702	$10,467	$13,394	$13,883
5/31/2024	$14,029	$10,645	$13,728	$14,215
6/30/2024	$14,115	$10,746	$13,857	$14,382
7/31/2024	$14,406	$10,997	$14,159	$14,688
8/31/2024	$14,765	$11,155	$14,399	$14,959
9/30/2024	$14,952	$11,304	$14,612	$15,189
10/31/2024	$14,758	$11,024	$14,336	$14,895
11/30/2024	$15,187	$11,140	$14,709	$15,192

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	17.34%	5.97%	5.61%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	5.17%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.61%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 812,948,676
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 809,582
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020014
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class I
Trading Symbol	ISFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.27%, reflecting performance at the net asset value (NAV) of Class I shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,877	$10,009	$9,911	$9,928
1/31/2015	$9,876	$10,219	$9,917	$9,989
2/28/2015	$10,110	$10,123	$10,125	$10,182
3/31/2015	$10,091	$10,170	$10,075	$10,150
4/30/2015	$10,212	$10,134	$10,146	$10,221
5/31/2015	$10,234	$10,109	$10,154	$10,240
6/30/2015	$10,083	$9,999	$9,989	$10,083
7/31/2015	$10,019	$10,069	$10,034	$10,159
8/31/2015	$9,738	$10,054	$9,729	$9,911
9/30/2015	$9,557	$10,122	$9,580	$9,773
10/31/2015	$9,828	$10,124	$9,900	$10,075
11/30/2015	$9,733	$10,097	$9,855	$9,998
12/31/2015	$9,569	$10,064	$9,711	$9,870
1/31/2016	$9,324	$10,203	$9,511	$9,714
2/29/2016	$9,289	$10,275	$9,512	$9,739
3/31/2016	$9,624	$10,370	$9,886	$10,086
4/30/2016	$9,788	$10,409	$10,004	$10,246
5/31/2016	$9,842	$10,412	$10,050	$10,293
6/30/2016	$9,902	$10,599	$10,149	$10,375
7/31/2016	$10,131	$10,666	$10,361	$10,602
8/31/2016	$10,235	$10,654	$10,388	$10,659
9/30/2016	$10,304	$10,648	$10,413	$10,689
10/31/2016	$10,289	$10,566	$10,296	$10,597
11/30/2016	$10,355	$10,316	$10,295	$10,536
12/31/2016	$10,489	$10,331	$10,418	$10,670
1/31/2017	$10,633	$10,351	$10,544	$10,790
2/28/2017	$10,773	$10,421	$10,719	$10,963
3/31/2017	$10,797	$10,415	$10,740	$10,988
4/30/2017	$10,884	$10,496	$10,834	$11,109
5/31/2017	$10,947	$10,576	$10,929	$11,243
6/30/2017	$10,978	$10,566	$10,956	$11,255
7/31/2017	$11,100	$10,611	$11,091	$11,386
8/31/2017	$11,087	$10,706	$11,125	$11,438
9/30/2017	$11,219	$10,655	$11,227	$11,517
10/31/2017	$11,336	$10,662	$11,308	$11,602
11/30/2017	$11,425	$10,648	$11,395	$11,670
12/31/2017	$11,469	$10,697	$11,477	$11,748
1/31/2018	$11,750	$10,574	$11,671	$11,894
2/28/2018	$11,498	$10,473	$11,396	$11,675
3/31/2018	$11,456	$10,540	$11,351	$11,617
4/30/2018	$11,458	$10,462	$11,349	$11,633
5/31/2018	$11,548	$10,537	$11,417	$11,705
6/30/2018	$11,511	$10,524	$11,404	$11,710
7/31/2018	$11,605	$10,526	$11,567	$11,854
8/31/2018	$11,794	$10,594	$11,633	$11,968
9/30/2018	$11,843	$10,526	$11,623	$11,971
10/31/2018	$11,224	$10,443	$11,218	$11,615
11/30/2018	$11,256	$10,505	$11,302	$11,666
12/31/2018	$10,764	$10,698	$10,974	$11,429
1/31/2019	$11,374	$10,812	$11,444	$11,882
2/28/2019	$11,634	$10,805	$11,606	$12,040
3/31/2019	$11,673	$11,013	$11,753	$12,224
4/30/2019	$11,895	$11,016	$11,922	$12,403
5/31/2019	$11,646	$11,211	$11,716	$12,247
6/30/2019	$11,980	$11,352	$12,084	$12,636
7/31/2019	$12,041	$11,377	$12,129	$12,688
8/31/2019	$11,928	$11,672	$12,142	$12,769
9/30/2019	$11,952	$11,610	$12,219	$12,830
10/31/2019	$12,062	$11,645	$12,325	$12,956
11/30/2019	$12,241	$11,639	$12,441	$13,074
12/31/2019	$12,506	$11,630	$12,635	$13,257
1/31/2020	$12,462	$11,854	$12,661	$13,347
2/29/2020	$12,133	$12,068	$12,294	$13,065
3/31/2020	$10,824	$11,997	$11,206	$12,127
4/30/2020	$11,409	$12,210	$11,810	$12,739
5/31/2020	$11,909	$12,267	$12,153	$13,101
6/30/2020	$12,268	$12,344	$12,330	$13,273
7/31/2020	$12,719	$12,528	$12,706	$13,706
8/31/2020	$13,049	$12,427	$12,952	$13,962
9/30/2020	$12,899	$12,420	$12,783	$13,785
10/31/2020	$12,845	$12,365	$12,662	$13,651
11/30/2020	$13,784	$12,486	$13,398	$14,382
12/31/2020	$14,271	$12,504	$13,702	$14,648
1/31/2021	$14,245	$12,414	$13,663	$14,575
2/28/2021	$14,588	$12,235	$13,794	$14,610
3/31/2021	$14,733	$12,082	$13,970	$14,680
4/30/2021	$15,010	$12,177	$14,289	$14,976
5/31/2021	$15,206	$12,217	$14,430	$15,073
6/30/2021	$15,111	$12,303	$14,510	$15,231
7/31/2021	$15,138	$12,440	$14,621	$15,396
8/31/2021	$15,337	$12,417	$14,756	$15,521
9/30/2021	$15,033	$12,309	$14,465	$15,275
10/31/2021	$15,407	$12,306	$14,762	$15,516
11/30/2021	$15,122	$12,342	$14,573	$15,383
12/31/2021	$15,382	$12,311	$14,885	$15,641
1/31/2022	$14,809	$12,045	$14,475	$15,131
2/28/2022	$14,612	$11,911	$14,250	$14,911
3/31/2022	$14,525	$11,580	$14,215	$14,802
4/30/2022	$13,836	$11,141	$13,565	$14,057
5/31/2022	$13,911	$11,213	$13,606	$14,114
6/30/2022	$13,015	$11,037	$12,933	$13,407
7/31/2022	$13,641	$11,306	$13,472	$14,073
8/31/2022	$13,363	$10,987	$13,125	$13,636
9/30/2022	$12,741	$10,512	$12,351	$12,855
10/31/2022	$12,972	$10,376	$12,654	$13,147
11/30/2022	$13,455	$10,758	$13,233	$13,717
12/31/2022	$13,211	$10,709	$12,984	$13,506
1/31/2023	$13,659	$11,039	$13,532	$14,115
2/28/2023	$13,392	$10,753	$13,209	$13,809
3/31/2023	$13,563	$11,026	$13,409	$14,129
4/30/2023	$13,666	$11,093	$13,519	$14,279
5/31/2023	$13,475	$10,972	$13,330	$14,130
6/30/2023	$13,741	$10,933	$13,635	$14,420
7/31/2023	$13,921	$10,926	$13,846	$14,614
8/31/2023	$13,799	$10,856	$13,661	$14,476
9/30/2023	$13,419	$10,580	$13,276	$14,083
10/31/2023	$13,198	$10,413	$13,027	$13,814
11/30/2023	$13,911	$10,884	$13,758	$14,640
12/31/2023	$14,438	$11,301	$14,311	$15,250
1/31/2024	$14,540	$11,270	$14,328	$15,284
2/29/2024	$14,803	$11,111	$14,481	$15,391
3/31/2024	$15,111	$11,213	$14,778	$15,652
4/30/2024	$14,720	$10,930	$14,388	$15,264
5/31/2024	$15,073	$11,116	$14,747	$15,629
6/30/2024	$15,165	$11,221	$14,886	$15,812
7/31/2024	$15,480	$11,483	$15,210	$16,148
8/31/2024	$15,857	$11,648	$15,468	$16,446
9/30/2024	$16,069	$11,804	$15,697	$16,699
10/31/2024	$15,850	$11,511	$15,401	$16,376
11/30/2024	$16,312	$11,633	$15,801	$16,703

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	17.27%	5.91%	5.02%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 812,948,676
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 809,582
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054904
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R2
Trading Symbol	LIGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 16.58%, reflecting performance at the net asset value (NAV) of Class R2 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,875	$10,009	$9,911	$9,928
1/31/2015	$9,870	$10,219	$9,917	$9,989
2/28/2015	$10,099	$10,123	$10,125	$10,182
3/31/2015	$10,075	$10,170	$10,075	$10,150
4/30/2015	$10,187	$10,134	$10,146	$10,221
5/31/2015	$10,204	$10,109	$10,154	$10,240
6/30/2015	$10,051	$9,999	$9,989	$10,083
7/31/2015	$9,984	$10,069	$10,034	$10,159
8/31/2015	$9,701	$10,054	$9,729	$9,911
9/30/2015	$9,514	$10,122	$9,580	$9,773
10/31/2015	$9,778	$10,124	$9,900	$10,075
11/30/2015	$9,676	$10,097	$9,855	$9,998
12/31/2015	$9,506	$10,064	$9,711	$9,870
1/31/2016	$9,259	$10,203	$9,511	$9,714
2/29/2016	$9,225	$10,275	$9,512	$9,739
3/31/2016	$9,543	$10,370	$9,886	$10,086
4/30/2016	$9,703	$10,409	$10,004	$10,246
5/31/2016	$9,751	$10,412	$10,050	$10,293
6/30/2016	$9,810	$10,599	$10,149	$10,375
7/31/2016	$10,026	$10,666	$10,361	$10,602
8/31/2016	$10,134	$10,654	$10,388	$10,659
9/30/2016	$10,195	$10,648	$10,413	$10,689
10/31/2016	$10,176	$10,566	$10,296	$10,597
11/30/2016	$10,234	$10,316	$10,295	$10,536
12/31/2016	$10,364	$10,331	$10,418	$10,670
1/31/2017	$10,497	$10,351	$10,544	$10,790
2/28/2017	$10,633	$10,421	$10,719	$10,963
3/31/2017	$10,651	$10,415	$10,740	$10,988
4/30/2017	$10,729	$10,496	$10,834	$11,109
5/31/2017	$10,790	$10,576	$10,929	$11,243
6/30/2017	$10,814	$10,566	$10,956	$11,255
7/31/2017	$10,932	$10,611	$11,091	$11,386
8/31/2017	$10,906	$10,706	$11,125	$11,438
9/30/2017	$11,034	$10,655	$11,227	$11,517
10/31/2017	$11,147	$10,662	$11,308	$11,602
11/30/2017	$11,226	$10,648	$11,395	$11,670
12/31/2017	$11,263	$10,697	$11,477	$11,748
1/31/2018	$11,531	$10,574	$11,671	$11,894
2/28/2018	$11,279	$10,473	$11,396	$11,675
3/31/2018	$11,233	$10,540	$11,351	$11,617
4/30/2018	$11,230	$10,462	$11,349	$11,633
5/31/2018	$11,317	$10,537	$11,417	$11,705
6/30/2018	$11,269	$10,524	$11,404	$11,710
7/31/2018	$11,352	$10,526	$11,567	$11,854
8/31/2018	$11,540	$10,594	$11,633	$11,968
9/30/2018	$11,581	$10,526	$11,623	$11,971
10/31/2018	$10,974	$10,443	$11,218	$11,615
11/30/2018	$10,992	$10,505	$11,302	$11,666
12/31/2018	$10,508	$10,698	$10,974	$11,429
1/31/2019	$11,100	$10,812	$11,444	$11,882
2/28/2019	$11,347	$10,805	$11,606	$12,040
3/31/2019	$11,379	$11,013	$11,753	$12,224
4/30/2019	$11,590	$11,016	$11,922	$12,403
5/31/2019	$11,342	$11,211	$11,716	$12,247
6/30/2019	$11,659	$11,352	$12,084	$12,636
7/31/2019	$11,718	$11,377	$12,129	$12,688
8/31/2019	$11,598	$11,672	$12,142	$12,769
9/30/2019	$11,614	$11,610	$12,219	$12,830
10/31/2019	$11,719	$11,645	$12,325	$12,956
11/30/2019	$11,882	$11,639	$12,441	$13,074
12/31/2019	$12,132	$11,630	$12,635	$13,257
1/31/2020	$12,084	$11,854	$12,661	$13,347
2/29/2020	$11,762	$12,068	$12,294	$13,065
3/31/2020	$10,483	$11,997	$11,206	$12,127
4/30/2020	$11,048	$12,210	$11,810	$12,739
5/31/2020	$11,526	$12,267	$12,153	$13,101
6/30/2020	$11,872	$12,344	$12,330	$13,273
7/31/2020	$12,295	$12,528	$12,706	$13,706
8/31/2020	$12,613	$12,427	$12,952	$13,962
9/30/2020	$12,459	$12,420	$12,783	$13,785
10/31/2020	$12,402	$12,365	$12,662	$13,651
11/30/2020	$13,304	$12,486	$13,398	$14,382
12/31/2020	$13,765	$12,504	$13,702	$14,648
1/31/2021	$13,734	$12,414	$13,663	$14,575
2/28/2021	$14,054	$12,235	$13,794	$14,610
3/31/2021	$14,190	$12,082	$13,970	$14,680
4/30/2021	$14,448	$12,177	$14,289	$14,976
5/31/2021	$14,632	$12,217	$14,430	$15,073
6/30/2021	$14,535	$12,303	$14,510	$15,231
7/31/2021	$14,553	$12,440	$14,621	$15,396
8/31/2021	$14,731	$12,417	$14,756	$15,521
9/30/2021	$14,433	$12,309	$14,465	$15,275
10/31/2021	$14,780	$12,306	$14,762	$15,516
11/30/2021	$14,509	$12,342	$14,573	$15,383
12/31/2021	$14,751	$12,311	$14,885	$15,641
1/31/2022	$14,189	$12,045	$14,475	$15,131
2/28/2022	$13,993	$11,911	$14,250	$14,911
3/31/2022	$13,905	$11,580	$14,215	$14,802
4/30/2022	$13,238	$11,141	$13,565	$14,057
5/31/2022	$13,309	$11,213	$13,606	$14,114
6/30/2022	$12,443	$11,037	$12,933	$13,407
7/31/2022	$13,039	$11,306	$13,472	$14,073
8/31/2022	$12,768	$10,987	$13,125	$13,636
9/30/2022	$12,164	$10,512	$12,351	$12,855
10/31/2022	$12,380	$10,376	$12,654	$13,147
11/30/2022	$12,834	$10,758	$13,233	$13,717
12/31/2022	$12,595	$10,709	$12,984	$13,506
1/31/2023	$13,017	$11,039	$13,532	$14,115
2/28/2023	$12,757	$10,753	$13,209	$13,809
3/31/2023	$12,907	$11,026	$13,409	$14,129
4/30/2023	$13,005	$11,093	$13,519	$14,279
5/31/2023	$12,815	$10,972	$13,330	$14,130
6/30/2023	$13,060	$10,933	$13,635	$14,420
7/31/2023	$13,227	$10,926	$13,846	$14,614
8/31/2023	$13,100	$10,856	$13,661	$14,476
9/30/2023	$12,738	$10,580	$13,276	$14,083
10/31/2023	$12,512	$10,413	$13,027	$13,814
11/30/2023	$13,182	$10,884	$13,758	$14,640
12/31/2023	$13,683	$11,301	$14,311	$15,250
1/31/2024	$13,769	$11,270	$14,328	$15,284
2/29/2024	$14,010	$11,111	$14,481	$15,391
3/31/2024	$14,301	$11,213	$14,778	$15,652
4/30/2024	$13,921	$10,930	$14,388	$15,264
5/31/2024	$14,243	$11,116	$14,747	$15,629
6/30/2024	$14,330	$11,221	$14,886	$15,812
7/31/2024	$14,616	$11,483	$15,210	$16,148
8/31/2024	$14,968	$11,648	$15,468	$16,446
9/30/2024	$15,154	$11,804	$15,697	$16,699
10/31/2024	$14,947	$11,511	$15,401	$16,376
11/30/2024	$15,368	$11,633	$15,801	$16,703

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	16.58%	5.28%	4.39%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 812,948,676
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 809,582
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054905
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R3
Trading Symbol	LIXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 16.70%, reflecting performance at the net asset value (NAV) of Class R3 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,873	$10,009	$9,911	$9,928
1/31/2015	$9,869	$10,219	$9,917	$9,989
2/28/2015	$10,097	$10,123	$10,125	$10,182
3/31/2015	$10,074	$10,170	$10,075	$10,150
4/30/2015	$10,184	$10,134	$10,146	$10,221
5/31/2015	$10,209	$10,109	$10,154	$10,240
6/30/2015	$10,054	$9,999	$9,989	$10,083
7/31/2015	$9,987	$10,069	$10,034	$10,159
8/31/2015	$9,698	$10,054	$9,729	$9,911
9/30/2015	$9,521	$10,122	$9,580	$9,773
10/31/2015	$9,779	$10,124	$9,900	$10,075
11/30/2015	$9,681	$10,097	$9,855	$9,998
12/31/2015	$9,516	$10,064	$9,711	$9,870
1/31/2016	$9,270	$10,203	$9,511	$9,714
2/29/2016	$9,231	$10,275	$9,512	$9,739
3/31/2016	$9,558	$10,370	$9,886	$10,086
4/30/2016	$9,717	$10,409	$10,004	$10,246
5/31/2016	$9,766	$10,412	$10,050	$10,293
6/30/2016	$9,821	$10,599	$10,149	$10,375
7/31/2016	$10,043	$10,666	$10,361	$10,602
8/31/2016	$10,149	$10,654	$10,388	$10,659
9/30/2016	$10,205	$10,648	$10,413	$10,689
10/31/2016	$10,194	$10,566	$10,296	$10,597
11/30/2016	$10,247	$10,316	$10,295	$10,536
12/31/2016	$10,381	$10,331	$10,418	$10,670
1/31/2017	$10,519	$10,351	$10,544	$10,790
2/28/2017	$10,653	$10,421	$10,719	$10,963
3/31/2017	$10,672	$10,415	$10,740	$10,988
4/30/2017	$10,753	$10,496	$10,834	$11,109
5/31/2017	$10,810	$10,576	$10,929	$11,243
6/30/2017	$10,836	$10,566	$10,956	$11,255
7/31/2017	$10,952	$10,611	$11,091	$11,386
8/31/2017	$10,934	$10,706	$11,125	$11,438
9/30/2017	$11,059	$10,655	$11,227	$11,517
10/31/2017	$11,177	$10,662	$11,308	$11,602
11/30/2017	$11,259	$10,648	$11,395	$11,670
12/31/2017	$11,298	$10,697	$11,477	$11,748
1/31/2018	$11,560	$10,574	$11,671	$11,894
2/28/2018	$11,316	$10,473	$11,396	$11,675
3/31/2018	$11,263	$10,540	$11,351	$11,617
4/30/2018	$11,261	$10,462	$11,349	$11,633
5/31/2018	$11,351	$10,537	$11,417	$11,705
6/30/2018	$11,311	$10,524	$11,404	$11,710
7/31/2018	$11,390	$10,526	$11,567	$11,854
8/31/2018	$11,577	$10,594	$11,633	$11,968
9/30/2018	$11,621	$10,526	$11,623	$11,971
10/31/2018	$11,012	$10,443	$11,218	$11,615
11/30/2018	$11,031	$10,505	$11,302	$11,666
12/31/2018	$10,548	$10,698	$10,974	$11,429
1/31/2019	$11,137	$10,812	$11,444	$11,882
2/28/2019	$11,386	$10,805	$11,606	$12,040
3/31/2019	$11,420	$11,013	$11,753	$12,224
4/30/2019	$11,638	$11,016	$11,922	$12,403
5/31/2019	$11,392	$11,211	$11,716	$12,247
6/30/2019	$11,712	$11,352	$12,084	$12,636
7/31/2019	$11,766	$11,377	$12,129	$12,688
8/31/2019	$11,643	$11,672	$12,142	$12,769
9/30/2019	$11,661	$11,610	$12,219	$12,830
10/31/2019	$11,771	$11,645	$12,325	$12,956
11/30/2019	$11,940	$11,639	$12,441	$13,074
12/31/2019	$12,192	$11,630	$12,635	$13,257
1/31/2020	$12,144	$11,854	$12,661	$13,347
2/29/2020	$11,820	$12,068	$12,294	$13,065
3/31/2020	$10,540	$11,997	$11,206	$12,127
4/30/2020	$11,101	$12,210	$11,810	$12,739
5/31/2020	$11,581	$12,267	$12,153	$13,101
6/30/2020	$11,931	$12,344	$12,330	$13,273
7/31/2020	$12,362	$12,528	$12,706	$13,706
8/31/2020	$12,684	$12,427	$12,952	$13,962
9/30/2020	$12,525	$12,420	$12,783	$13,785
10/31/2020	$12,468	$12,365	$12,662	$13,651
11/30/2020	$13,377	$12,486	$13,398	$14,382
12/31/2020	$13,840	$12,504	$13,702	$14,648
1/31/2021	$13,818	$12,414	$13,663	$14,575
2/28/2021	$14,142	$12,235	$13,794	$14,610
3/31/2021	$14,276	$12,082	$13,970	$14,680
4/30/2021	$14,536	$12,177	$14,289	$14,976
5/31/2021	$14,720	$12,217	$14,430	$15,073
6/30/2021	$14,621	$12,303	$14,510	$15,231
7/31/2021	$14,641	$12,440	$14,621	$15,396
8/31/2021	$14,827	$12,417	$14,756	$15,521
9/30/2021	$14,528	$12,309	$14,465	$15,275
10/31/2021	$14,881	$12,306	$14,762	$15,516
11/30/2021	$14,601	$12,342	$14,573	$15,383
12/31/2021	$14,845	$12,311	$14,885	$15,641
1/31/2022	$14,281	$12,045	$14,475	$15,131
2/28/2022	$14,096	$11,911	$14,250	$14,911
3/31/2022	$14,005	$11,580	$14,215	$14,802
4/30/2022	$13,331	$11,141	$13,565	$14,057
5/31/2022	$13,406	$11,213	$13,606	$14,114
6/30/2022	$12,534	$11,037	$12,933	$13,407
7/31/2022	$13,137	$11,306	$13,472	$14,073
8/31/2022	$12,865	$10,987	$13,125	$13,636
9/30/2022	$12,256	$10,512	$12,351	$12,855
10/31/2022	$12,472	$10,376	$12,654	$13,147
11/30/2022	$12,928	$10,758	$13,233	$13,717
12/31/2022	$12,690	$10,709	$12,984	$13,506
1/31/2023	$13,111	$11,039	$13,532	$14,115
2/28/2023	$12,861	$10,753	$13,209	$13,809
3/31/2023	$13,009	$11,026	$13,409	$14,129
4/30/2023	$13,103	$11,093	$13,519	$14,279
5/31/2023	$12,924	$10,972	$13,330	$14,130
6/30/2023	$13,171	$10,933	$13,635	$14,420
7/31/2023	$13,328	$10,926	$13,846	$14,614
8/31/2023	$13,207	$10,856	$13,661	$14,476
9/30/2023	$12,840	$10,580	$13,276	$14,083
10/31/2023	$12,624	$10,413	$13,027	$13,814
11/30/2023	$13,295	$10,884	$13,758	$14,640
12/31/2023	$13,800	$11,301	$14,311	$15,250
1/31/2024	$13,891	$11,270	$14,328	$15,284
2/29/2024	$14,134	$11,111	$14,481	$15,391
3/31/2024	$14,430	$11,213	$14,778	$15,652
4/30/2024	$14,044	$10,930	$14,388	$15,264
5/31/2024	$14,372	$11,116	$14,747	$15,629
6/30/2024	$14,454	$11,221	$14,886	$15,812
7/31/2024	$14,745	$11,483	$15,210	$16,148
8/31/2024	$15,104	$11,648	$15,468	$16,446
9/30/2024	$15,299	$11,804	$15,697	$16,699
10/31/2024	$15,085	$11,511	$15,401	$16,376
11/30/2024	$15,516	$11,633	$15,801	$16,703

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	16.70%	5.38%	4.49%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 812,948,676
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 809,582
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156638
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R4
Trading Symbol	LIXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 16.99%, reflecting performance at the net asset value (NAV) of Class R4 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,935	$10,070	$10,045	$10,075
8/31/2015	$9,650	$10,055	$9,740	$9,829
9/30/2015	$9,475	$10,123	$9,590	$9,693
10/31/2015	$9,733	$10,125	$9,911	$9,992
11/30/2015	$9,638	$10,098	$9,865	$9,915
12/31/2015	$9,476	$10,065	$9,721	$9,788
1/31/2016	$9,233	$10,204	$9,522	$9,634
2/29/2016	$9,196	$10,276	$9,523	$9,658
3/31/2016	$9,524	$10,371	$9,897	$10,003
4/30/2016	$9,683	$10,410	$10,015	$10,161
5/31/2016	$9,735	$10,413	$10,061	$10,208
6/30/2016	$9,792	$10,600	$10,160	$10,289
7/31/2016	$10,015	$10,667	$10,372	$10,514
8/31/2016	$10,123	$10,655	$10,399	$10,571
9/30/2016	$10,188	$10,649	$10,424	$10,600
10/31/2016	$10,172	$10,567	$10,307	$10,509
11/30/2016	$10,234	$10,317	$10,306	$10,449
12/31/2016	$10,363	$10,332	$10,429	$10,582
1/31/2017	$10,503	$10,352	$10,555	$10,700
2/28/2017	$10,640	$10,422	$10,731	$10,873
3/31/2017	$10,662	$10,416	$10,751	$10,897
4/30/2017	$10,746	$10,497	$10,846	$11,017
5/31/2017	$10,805	$10,577	$10,941	$11,150
6/30/2017	$10,833	$10,567	$10,967	$11,162
7/31/2017	$10,951	$10,612	$11,103	$11,292
8/31/2017	$10,936	$10,707	$11,137	$11,344
9/30/2017	$11,063	$10,656	$11,239	$11,422
10/31/2017	$11,184	$10,663	$11,320	$11,506
11/30/2017	$11,268	$10,649	$11,407	$11,574
12/31/2017	$11,309	$10,698	$11,490	$11,651
1/31/2018	$11,575	$10,575	$11,683	$11,795
2/28/2018	$11,333	$10,474	$11,408	$11,578
3/31/2018	$11,283	$10,542	$11,363	$11,521
4/30/2018	$11,283	$10,463	$11,361	$11,537
5/31/2018	$11,369	$10,538	$11,429	$11,608
6/30/2018	$11,331	$10,525	$11,416	$11,613
7/31/2018	$11,420	$10,527	$11,579	$11,756
8/31/2018	$11,610	$10,595	$11,646	$11,869
9/30/2018	$11,656	$10,527	$11,635	$11,872
10/31/2018	$11,048	$10,444	$11,230	$11,519
11/30/2018	$11,069	$10,506	$11,314	$11,569
12/31/2018	$10,587	$10,699	$10,986	$11,335
1/31/2019	$11,180	$10,813	$11,456	$11,784
2/28/2019	$11,432	$10,806	$11,619	$11,940
3/31/2019	$11,468	$11,014	$11,766	$12,123
4/30/2019	$11,690	$11,017	$11,935	$12,300
5/31/2019	$11,445	$11,212	$11,729	$12,145
6/30/2019	$11,760	$11,353	$12,097	$12,531
7/31/2019	$11,825	$11,378	$12,142	$12,583
8/31/2019	$11,705	$11,673	$12,155	$12,663
9/30/2019	$11,725	$11,611	$12,232	$12,724
10/31/2019	$11,838	$11,646	$12,338	$12,848
11/30/2019	$12,010	$11,640	$12,454	$12,966
12/31/2019	$12,266	$11,632	$12,649	$13,147
1/31/2020	$12,212	$11,855	$12,674	$13,236
2/29/2020	$11,897	$12,069	$12,307	$12,956
3/31/2020	$10,603	$11,998	$11,218	$12,027
4/30/2020	$11,179	$12,211	$11,823	$12,634
5/31/2020	$11,664	$12,268	$12,167	$12,993
6/30/2020	$12,020	$12,345	$12,343	$13,163
7/31/2020	$12,456	$12,530	$12,720	$13,592
8/31/2020	$12,783	$12,428	$12,966	$13,847
9/30/2020	$12,626	$12,422	$12,797	$13,671
10/31/2020	$12,571	$12,366	$12,675	$13,538
11/30/2020	$13,490	$12,488	$13,413	$14,263
12/31/2020	$13,960	$12,505	$13,716	$14,527
1/31/2021	$13,933	$12,415	$13,678	$14,455
2/28/2021	$14,263	$12,236	$13,809	$14,490
3/31/2021	$14,409	$12,083	$13,985	$14,559
4/30/2021	$14,675	$12,178	$14,305	$14,852
5/31/2021	$14,863	$12,218	$14,445	$14,949
6/30/2021	$14,767	$12,304	$14,526	$15,105
7/31/2021	$14,790	$12,442	$14,637	$15,269
8/31/2021	$14,981	$12,418	$14,772	$15,392
9/30/2021	$14,682	$12,310	$14,480	$15,149
10/31/2021	$15,042	$12,307	$14,778	$15,388
11/30/2021	$14,762	$12,344	$14,588	$15,256
12/31/2021	$15,012	$12,312	$14,901	$15,512
1/31/2022	$14,444	$12,047	$14,490	$15,005
2/28/2022	$14,250	$11,912	$14,265	$14,788
3/31/2022	$14,172	$11,581	$14,230	$14,680
4/30/2022	$13,492	$11,142	$13,580	$13,941
5/31/2022	$13,571	$11,214	$13,621	$13,997
6/30/2022	$12,691	$11,038	$12,947	$13,296
7/31/2022	$13,295	$11,307	$13,487	$13,957
8/31/2022	$13,022	$10,988	$13,139	$13,523
9/30/2022	$12,409	$10,513	$12,364	$12,748
10/31/2022	$12,630	$10,377	$12,667	$13,038
11/30/2022	$13,104	$10,759	$13,247	$13,603
12/31/2022	$12,865	$10,710	$12,998	$13,394
1/31/2023	$13,295	$11,040	$13,546	$13,998
2/28/2023	$13,034	$10,754	$13,223	$13,695
3/31/2023	$13,197	$11,027	$13,424	$14,012
4/30/2023	$13,294	$11,094	$13,534	$14,160
5/31/2023	$13,107	$10,973	$13,344	$14,013
6/30/2023	$13,361	$10,934	$13,650	$14,301
7/31/2023	$13,532	$10,927	$13,861	$14,493
8/31/2023	$13,411	$10,857	$13,676	$14,356
9/30/2023	$13,042	$10,581	$13,290	$13,966
10/31/2023	$12,816	$10,414	$13,041	$13,700
11/30/2023	$13,510	$10,886	$13,773	$14,519
12/31/2023	$14,026	$11,302	$14,326	$15,124
1/31/2024	$14,111	$11,271	$14,344	$15,157
2/29/2024	$14,370	$11,112	$14,496	$15,264
3/31/2024	$14,674	$11,215	$14,794	$15,523
4/30/2024	$14,285	$10,931	$14,404	$15,137
5/31/2024	$14,622	$11,117	$14,763	$15,499
6/30/2024	$14,708	$11,222	$14,902	$15,681
7/31/2024	$15,008	$11,484	$15,227	$16,015
8/31/2024	$15,377	$11,649	$15,485	$16,310
9/30/2024	$15,568	$11,805	$15,714	$16,561
10/31/2024	$15,363	$11,512	$15,417	$16,240
11/30/2024	$15,806	$11,634	$15,818	$16,565

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	16.99%	5.65%	4.98%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.99%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.50%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 812,948,676
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 809,582
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156639
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	LIXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.25%, reflecting performance at the net asset value (NAV) of Class R5 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,937	$10,070	$10,045	$10,075
8/31/2015	$9,658	$10,055	$9,740	$9,829
9/30/2015	$9,478	$10,123	$9,590	$9,693
10/31/2015	$9,747	$10,125	$9,911	$9,992
11/30/2015	$9,646	$10,098	$9,865	$9,915
12/31/2015	$9,484	$10,065	$9,721	$9,788
1/31/2016	$9,248	$10,204	$9,522	$9,634
2/29/2016	$9,213	$10,276	$9,523	$9,658
3/31/2016	$9,538	$10,371	$9,897	$10,003
4/30/2016	$9,701	$10,410	$10,015	$10,161
5/31/2016	$9,754	$10,413	$10,061	$10,208
6/30/2016	$9,821	$10,600	$10,160	$10,289
7/31/2016	$10,041	$10,667	$10,372	$10,514
8/31/2016	$10,151	$10,655	$10,399	$10,571
9/30/2016	$10,219	$10,649	$10,424	$10,600
10/31/2016	$10,205	$10,567	$10,307	$10,509
11/30/2016	$10,270	$10,317	$10,306	$10,449
12/31/2016	$10,402	$10,332	$10,429	$10,582
1/31/2017	$10,545	$10,352	$10,555	$10,700
2/28/2017	$10,685	$10,422	$10,731	$10,873
3/31/2017	$10,708	$10,416	$10,751	$10,897
4/30/2017	$10,795	$10,497	$10,846	$11,017
5/31/2017	$10,856	$10,577	$10,941	$11,150
6/30/2017	$10,887	$10,567	$10,967	$11,162
7/31/2017	$11,008	$10,612	$11,103	$11,292
8/31/2017	$10,995	$10,707	$11,137	$11,344
9/30/2017	$11,126	$10,656	$11,239	$11,422
10/31/2017	$11,243	$10,663	$11,320	$11,506
11/30/2017	$11,338	$10,649	$11,407	$11,574
12/31/2017	$11,382	$10,698	$11,490	$11,651
1/31/2018	$11,653	$10,575	$11,683	$11,795
2/28/2018	$11,410	$10,474	$11,408	$11,578
3/31/2018	$11,361	$10,542	$11,363	$11,521
4/30/2018	$11,363	$10,463	$11,361	$11,537
5/31/2018	$11,452	$10,538	$11,429	$11,608
6/30/2018	$11,416	$10,525	$11,416	$11,613
7/31/2018	$11,509	$10,527	$11,579	$11,756
8/31/2018	$11,704	$10,595	$11,646	$11,869
9/30/2018	$11,753	$10,527	$11,635	$11,872
10/31/2018	$11,139	$10,444	$11,230	$11,519
11/30/2018	$11,162	$10,506	$11,314	$11,569
12/31/2018	$10,675	$10,699	$10,986	$11,335
1/31/2019	$11,280	$10,813	$11,456	$11,784
2/28/2019	$11,538	$10,806	$11,619	$11,940
3/31/2019	$11,577	$11,014	$11,766	$12,123
4/30/2019	$11,796	$11,017	$11,935	$12,300
5/31/2019	$11,558	$11,212	$11,729	$12,145
6/30/2019	$11,881	$11,353	$12,097	$12,531
7/31/2019	$11,950	$11,378	$12,142	$12,583
8/31/2019	$11,830	$11,673	$12,155	$12,663
9/30/2019	$11,852	$11,611	$12,232	$12,724
10/31/2019	$11,962	$11,646	$12,338	$12,848
11/30/2019	$12,139	$11,640	$12,454	$12,966
12/31/2019	$12,402	$11,632	$12,649	$13,147
1/31/2020	$12,358	$11,855	$12,674	$13,236
2/29/2020	$12,032	$12,069	$12,307	$12,956
3/31/2020	$10,734	$11,998	$11,218	$12,027
4/30/2020	$11,315	$12,211	$11,823	$12,634
5/31/2020	$11,810	$12,268	$12,167	$12,993
6/30/2020	$12,167	$12,345	$12,343	$13,163
7/31/2020	$12,614	$12,530	$12,720	$13,592
8/31/2020	$12,949	$12,428	$12,966	$13,847
9/30/2020	$12,793	$12,422	$12,797	$13,671
10/31/2020	$12,739	$12,366	$12,675	$13,538
11/30/2020	$13,670	$12,488	$13,413	$14,263
12/31/2020	$14,152	$12,505	$13,716	$14,527
1/31/2021	$14,136	$12,415	$13,678	$14,455
2/28/2021	$14,467	$12,236	$13,809	$14,490
3/31/2021	$14,619	$12,083	$13,985	$14,559
4/30/2021	$14,894	$12,178	$14,305	$14,852
5/31/2021	$15,089	$12,218	$14,445	$14,949
6/30/2021	$14,994	$12,304	$14,526	$15,105
7/31/2021	$15,021	$12,442	$14,637	$15,269
8/31/2021	$15,210	$12,418	$14,772	$15,392
9/30/2021	$14,917	$12,310	$14,480	$15,149
10/31/2021	$15,279	$12,307	$14,778	$15,388
11/30/2021	$15,005	$12,344	$14,588	$15,256
12/31/2021	$15,263	$12,312	$14,901	$15,512
1/31/2022	$14,686	$12,047	$14,490	$15,005
2/28/2022	$14,499	$11,912	$14,265	$14,788
3/31/2022	$14,413	$11,581	$14,230	$14,680
4/30/2022	$13,721	$11,142	$13,580	$13,941
5/31/2022	$13,804	$11,214	$13,621	$13,997
6/30/2022	$12,915	$11,038	$12,947	$13,296
7/31/2022	$13,537	$11,307	$13,487	$13,957
8/31/2022	$13,260	$10,988	$13,139	$13,523
9/30/2022	$12,643	$10,513	$12,364	$12,748
10/31/2022	$12,872	$10,377	$12,667	$13,038
11/30/2022	$13,352	$10,759	$13,247	$13,603
12/31/2022	$13,110	$10,710	$12,998	$13,394
1/31/2023	$13,554	$11,040	$13,546	$13,998
2/28/2023	$13,289	$10,754	$13,223	$13,695
3/31/2023	$13,459	$11,027	$13,424	$14,012
4/30/2023	$13,561	$11,094	$13,534	$14,160
5/31/2023	$13,372	$10,973	$13,344	$14,013
6/30/2023	$13,635	$10,934	$13,650	$14,301
7/31/2023	$13,814	$10,927	$13,861	$14,493
8/31/2023	$13,693	$10,857	$13,676	$14,356
9/30/2023	$13,316	$10,581	$13,290	$13,966
10/31/2023	$13,097	$10,414	$13,041	$13,700
11/30/2023	$13,804	$10,886	$13,773	$14,519
12/31/2023	$14,327	$11,302	$14,326	$15,124
1/31/2024	$14,428	$11,271	$14,344	$15,157
2/29/2024	$14,688	$11,112	$14,496	$15,264
3/31/2024	$15,004	$11,215	$14,794	$15,523
4/30/2024	$14,607	$10,931	$14,404	$15,137
5/31/2024	$14,956	$11,117	$14,763	$15,499
6/30/2024	$15,048	$11,222	$14,902	$15,681
7/31/2024	$15,360	$11,484	$15,227	$16,015
8/31/2024	$15,743	$11,649	$15,485	$16,310
9/30/2024	$15,944	$11,805	$15,714	$16,561
10/31/2024	$15,736	$11,512	$15,417	$16,240
11/30/2024	$16,185	$11,634	$15,818	$16,565

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	17.25%	5.92%	5.25%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.99%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.50%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 812,948,676
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 809,582
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156640
Shareholder Report [Line Items]
Fund Name	Lord Abbett Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	LIXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.35%, reflecting performance at the net asset value (NAV) of Class R6 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,937	$10,070	$10,045	$10,075
8/31/2015	$9,658	$10,055	$9,740	$9,829
9/30/2015	$9,478	$10,123	$9,590	$9,693
10/31/2015	$9,747	$10,125	$9,911	$9,992
11/30/2015	$9,647	$10,098	$9,865	$9,915
12/31/2015	$9,485	$10,065	$9,721	$9,788
1/31/2016	$9,249	$10,204	$9,522	$9,634
2/29/2016	$9,214	$10,276	$9,523	$9,658
3/31/2016	$9,539	$10,371	$9,897	$10,003
4/30/2016	$9,702	$10,410	$10,015	$10,161
5/31/2016	$9,756	$10,413	$10,061	$10,208
6/30/2016	$9,823	$10,600	$10,160	$10,289
7/31/2016	$10,043	$10,667	$10,372	$10,514
8/31/2016	$10,154	$10,655	$10,399	$10,571
9/30/2016	$10,215	$10,649	$10,424	$10,600
10/31/2016	$10,208	$10,567	$10,307	$10,509
11/30/2016	$10,266	$10,317	$10,306	$10,449
12/31/2016	$10,399	$10,332	$10,429	$10,582
1/31/2017	$10,542	$10,352	$10,555	$10,700
2/28/2017	$10,682	$10,422	$10,731	$10,873
3/31/2017	$10,713	$10,416	$10,751	$10,897
4/30/2017	$10,799	$10,497	$10,846	$11,017
5/31/2017	$10,861	$10,577	$10,941	$11,150
6/30/2017	$10,892	$10,567	$10,967	$11,162
7/31/2017	$11,014	$10,612	$11,103	$11,292
8/31/2017	$11,000	$10,707	$11,137	$11,344
9/30/2017	$11,131	$10,656	$11,239	$11,422
10/31/2017	$11,248	$10,663	$11,320	$11,506
11/30/2017	$11,344	$10,649	$11,407	$11,574
12/31/2017	$11,388	$10,698	$11,490	$11,651
1/31/2018	$11,659	$10,575	$11,683	$11,795
2/28/2018	$11,416	$10,474	$11,408	$11,578
3/31/2018	$11,367	$10,542	$11,363	$11,521
4/30/2018	$11,370	$10,463	$11,361	$11,537
5/31/2018	$11,467	$10,538	$11,429	$11,608
6/30/2018	$11,431	$10,525	$11,416	$11,613
7/31/2018	$11,516	$10,527	$11,579	$11,756
8/31/2018	$11,711	$10,595	$11,646	$11,869
9/30/2018	$11,760	$10,527	$11,635	$11,872
10/31/2018	$11,146	$10,444	$11,230	$11,519
11/30/2018	$11,177	$10,506	$11,314	$11,569
12/31/2018	$10,690	$10,699	$10,986	$11,335
1/31/2019	$11,295	$10,813	$11,456	$11,784
2/28/2019	$11,554	$10,806	$11,619	$11,940
3/31/2019	$11,592	$11,014	$11,766	$12,123
4/30/2019	$11,813	$11,017	$11,935	$12,300
5/31/2019	$11,574	$11,212	$11,729	$12,145
6/30/2019	$11,897	$11,353	$12,097	$12,531
7/31/2019	$11,966	$11,378	$12,142	$12,583
8/31/2019	$11,846	$11,673	$12,155	$12,663
9/30/2019	$11,869	$11,611	$12,232	$12,724
10/31/2019	$11,987	$11,646	$12,338	$12,848
11/30/2019	$12,164	$11,640	$12,454	$12,966
12/31/2019	$12,419	$11,632	$12,649	$13,147
1/31/2020	$12,376	$11,855	$12,674	$13,236
2/29/2020	$12,057	$12,069	$12,307	$12,956
3/31/2020	$10,751	$11,998	$11,218	$12,027
4/30/2020	$11,340	$12,211	$11,823	$12,634
5/31/2020	$11,836	$12,268	$12,167	$12,993
6/30/2020	$12,193	$12,345	$12,343	$13,163
7/31/2020	$12,640	$12,530	$12,720	$13,592
8/31/2020	$12,977	$12,428	$12,966	$13,847
9/30/2020	$12,820	$12,422	$12,797	$13,671
10/31/2020	$12,766	$12,366	$12,675	$13,538
11/30/2020	$13,707	$12,488	$13,413	$14,263
12/31/2020	$14,190	$12,505	$13,716	$14,527
1/31/2021	$14,165	$12,415	$13,678	$14,455
2/28/2021	$14,505	$12,236	$13,809	$14,490
3/31/2021	$14,649	$12,083	$13,985	$14,559
4/30/2021	$14,924	$12,178	$14,305	$14,852
5/31/2021	$15,119	$12,218	$14,445	$14,949
6/30/2021	$15,033	$12,304	$14,526	$15,105
7/31/2021	$15,060	$12,442	$14,637	$15,269
8/31/2021	$15,250	$12,418	$14,772	$15,392
9/30/2021	$14,956	$12,310	$14,480	$15,149
10/31/2021	$15,319	$12,307	$14,778	$15,388
11/30/2021	$15,045	$12,344	$14,588	$15,256
12/31/2021	$15,304	$12,312	$14,901	$15,512
1/31/2022	$14,726	$12,047	$14,490	$15,005
2/28/2022	$14,540	$11,912	$14,265	$14,788
3/31/2022	$14,454	$11,581	$14,230	$14,680
4/30/2022	$13,761	$11,142	$13,580	$13,941
5/31/2022	$13,844	$11,214	$13,621	$13,997
6/30/2022	$12,955	$11,038	$12,947	$13,296
7/31/2022	$13,586	$11,307	$13,487	$13,957
8/31/2022	$13,310	$10,988	$13,139	$13,523
9/30/2022	$12,683	$10,513	$12,364	$12,748
10/31/2022	$12,913	$10,377	$12,667	$13,038
11/30/2022	$13,393	$10,759	$13,247	$13,603
12/31/2022	$13,150	$10,710	$12,998	$13,394
1/31/2023	$13,595	$11,040	$13,546	$13,998
2/28/2023	$13,340	$10,754	$13,223	$13,695
3/31/2023	$13,500	$11,027	$13,424	$14,012
4/30/2023	$13,612	$11,094	$13,534	$14,160
5/31/2023	$13,423	$10,973	$13,344	$14,013
6/30/2023	$13,687	$10,934	$13,650	$14,301
7/31/2023	$13,866	$10,927	$13,861	$14,493
8/31/2023	$13,736	$10,857	$13,676	$14,356
9/30/2023	$13,368	$10,581	$13,290	$13,966
10/31/2023	$13,148	$10,414	$13,041	$13,700
11/30/2023	$13,856	$10,886	$13,773	$14,519
12/31/2023	$14,379	$11,302	$14,326	$15,124
1/31/2024	$14,481	$11,271	$14,344	$15,157
2/29/2024	$14,741	$11,112	$14,496	$15,264
3/31/2024	$15,056	$11,215	$14,794	$15,523
4/30/2024	$14,669	$10,931	$14,404	$15,137
5/31/2024	$15,019	$11,117	$14,763	$15,499
6/30/2024	$15,111	$11,222	$14,902	$15,681
7/31/2024	$15,423	$11,484	$15,227	$16,015
8/31/2024	$15,807	$11,649	$15,485	$16,310
9/30/2024	$16,007	$11,805	$15,714	$16,561
10/31/2024	$15,800	$11,512	$15,417	$16,240
11/30/2024	$16,259	$11,634	$15,818	$16,565

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	17.35%	5.97%	5.30%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.99%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.50%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 812,948,676
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 809,582
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180461
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class A
Trading Symbol	LDCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.25%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$9,775	$10,000	$10,000
4/30/2017	$9,779	$9,992	$9,967
5/31/2017	$9,809	$10,008	$10,044
6/30/2017	$9,800	$10,005	$10,034
7/31/2017	$9,831	$10,030	$10,077
8/31/2017	$9,861	$10,050	$10,167
9/30/2017	$9,841	$10,038	$10,119
10/31/2017	$9,852	$10,036	$10,125
11/30/2017	$9,843	$10,014	$10,112
12/31/2017	$9,846	$10,017	$10,158
1/31/2018	$9,828	$9,991	$10,041
2/28/2018	$9,820	$9,981	$9,946
3/31/2018	$9,833	$9,997	$10,010
4/30/2018	$9,828	$9,987	$9,935
5/31/2018	$9,863	$10,024	$10,006
6/30/2018	$9,870	$10,025	$9,994
7/31/2018	$9,886	$10,031	$9,996
8/31/2018	$9,924	$10,066	$10,061
9/30/2018	$9,922	$10,059	$9,996
10/31/2018	$9,928	$10,070	$9,917
11/30/2018	$9,946	$10,099	$9,976
12/31/2018	$9,993	$10,177	$10,159
1/31/2019	$10,059	$10,217	$10,267
2/28/2019	$10,084	$10,233	$10,261
3/31/2019	$10,161	$10,300	$10,458
4/30/2019	$10,188	$10,324	$10,461
5/31/2019	$10,247	$10,395	$10,647
6/30/2019	$10,306	$10,453	$10,780
7/31/2019	$10,322	$10,447	$10,804
8/31/2019	$10,388	$10,531	$11,084
9/30/2019	$10,390	$10,525	$11,025
10/31/2019	$10,426	$10,562	$11,058
11/30/2019	$10,430	$10,562	$11,053
12/31/2019	$10,459	$10,587	$11,045
1/31/2020	$10,533	$10,646	$11,258
2/29/2020	$10,578	$10,733	$11,460
3/31/2020	$10,136	$10,766	$11,393
4/30/2020	$10,331	$10,834	$11,595
5/31/2020	$10,431	$10,870	$11,649
6/30/2020	$10,547	$10,892	$11,723
7/31/2020	$10,598	$10,913	$11,898
8/31/2020	$10,627	$10,917	$11,802
9/30/2020	$10,643	$10,918	$11,795
10/31/2020	$10,648	$10,920	$11,743
11/30/2020	$10,686	$10,930	$11,858
12/31/2020	$10,725	$10,940	$11,874
1/31/2021	$10,752	$10,944	$11,789
2/28/2021	$10,745	$10,941	$11,619
3/31/2021	$10,727	$10,936	$11,474
4/30/2021	$10,753	$10,944	$11,564
5/31/2021	$10,766	$10,957	$11,602
6/30/2021	$10,758	$10,940	$11,684
7/31/2021	$10,783	$10,959	$11,814
8/31/2021	$10,775	$10,959	$11,792
9/30/2021	$10,770	$10,950	$11,690
10/31/2021	$10,754	$10,914	$11,686
11/30/2021	$10,738	$10,905	$11,721
12/31/2021	$10,732	$10,889	$11,691
1/31/2022	$10,671	$10,811	$11,439
2/28/2022	$10,600	$10,763	$11,312
3/31/2022	$10,475	$10,618	$10,997
4/30/2022	$10,407	$10,561	$10,580
5/31/2022	$10,418	$10,625	$10,648
6/30/2022	$10,329	$10,551	$10,481
7/31/2022	$10,408	$10,606	$10,737
8/31/2022	$10,347	$10,523	$10,434
9/30/2022	$10,207	$10,395	$9,983
10/31/2022	$10,181	$10,382	$9,854
11/30/2022	$10,292	$10,467	$10,216
12/31/2022	$10,327	$10,487	$10,170
1/31/2023	$10,454	$10,572	$10,483
2/28/2023	$10,400	$10,493	$10,212
3/31/2023	$10,507	$10,646	$10,471
4/30/2023	$10,559	$10,682	$10,535
5/31/2023	$10,520	$10,649	$10,420
6/30/2023	$10,493	$10,606	$10,383
7/31/2023	$10,558	$10,650	$10,376
8/31/2023	$10,602	$10,688	$10,309
9/30/2023	$10,598	$10,683	$10,047
10/31/2023	$10,619	$10,717	$9,889
11/30/2023	$10,759	$10,841	$10,337
12/31/2023	$10,899	$10,971	$10,732
1/31/2024	$10,955	$11,014	$10,703
2/29/2024	$10,940	$10,973	$10,552
3/31/2024	$10,998	$11,017	$10,649
4/30/2024	$10,971	$10,980	$10,380
5/31/2024	$11,065	$11,060	$10,556
6/30/2024	$11,122	$11,122	$10,656
7/31/2024	$11,241	$11,254	$10,905
8/31/2024	$11,348	$11,356	$11,062
9/30/2024	$11,429	$11,451	$11,210
10/31/2024	$11,376	$11,386	$10,932
11/30/2024	$11,431	$11,424	$11,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class A at NAV	6.25%	1.85%	2.08%
Class A with sales charge	3.86%	1.39%	1.77%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 499,623,921
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 856,642
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180462
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class C
Trading Symbol	LDCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 5.46%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,003	$9,992	$9,967
5/31/2017	$10,016	$10,008	$10,044
6/30/2017	$10,011	$10,005	$10,034
7/31/2017	$10,035	$10,030	$10,077
8/31/2017	$10,058	$10,050	$10,167
9/30/2017	$10,032	$10,038	$10,119
10/31/2017	$10,037	$10,036	$10,125
11/30/2017	$10,022	$10,014	$10,112
12/31/2017	$10,018	$10,017	$10,158
1/31/2018	$9,994	$9,991	$10,041
2/28/2018	$9,980	$9,981	$9,946
3/31/2018	$9,987	$9,997	$10,010
4/30/2018	$9,975	$9,987	$9,935
5/31/2018	$10,004	$10,024	$10,006
6/30/2018	$10,004	$10,025	$9,994
7/31/2018	$10,014	$10,031	$9,996
8/31/2018	$10,046	$10,066	$10,061
9/30/2018	$10,037	$10,059	$9,996
10/31/2018	$10,037	$10,070	$9,917
11/30/2018	$10,049	$10,099	$9,976
12/31/2018	$10,092	$10,177	$10,159
1/31/2019	$10,151	$10,217	$10,267
2/28/2019	$10,171	$10,233	$10,261
3/31/2019	$10,232	$10,300	$10,458
4/30/2019	$10,264	$10,324	$10,461
5/31/2019	$10,318	$10,395	$10,647
6/30/2019	$10,371	$10,453	$10,780
7/31/2019	$10,382	$10,447	$10,804
8/31/2019	$10,432	$10,531	$11,084
9/30/2019	$10,438	$10,525	$11,025
10/31/2019	$10,469	$10,562	$11,058
11/30/2019	$10,466	$10,562	$11,053
12/31/2019	$10,489	$10,587	$11,045
1/31/2020	$10,547	$10,646	$11,258
2/29/2020	$10,586	$10,733	$11,460
3/31/2020	$10,147	$10,766	$11,393
4/30/2020	$10,337	$10,834	$11,595
5/31/2020	$10,420	$10,870	$11,649
6/30/2020	$10,530	$10,892	$11,723
7/31/2020	$10,586	$10,913	$11,898
8/31/2020	$10,609	$10,917	$11,802
9/30/2020	$10,608	$10,918	$11,795
10/31/2020	$10,607	$10,920	$11,743
11/30/2020	$10,650	$10,930	$11,858
12/31/2020	$10,672	$10,940	$11,874
1/31/2021	$10,693	$10,944	$11,789
2/28/2021	$10,692	$10,941	$11,619
3/31/2021	$10,668	$10,936	$11,474
4/30/2021	$10,677	$10,944	$11,564
5/31/2021	$10,684	$10,957	$11,602
6/30/2021	$10,681	$10,940	$11,684
7/31/2021	$10,688	$10,959	$11,814
8/31/2021	$10,686	$10,959	$11,792
9/30/2021	$10,674	$10,950	$11,690
10/31/2021	$10,641	$10,914	$11,686
11/30/2021	$10,619	$10,905	$11,721
12/31/2021	$10,608	$10,889	$11,691
1/31/2022	$10,552	$10,811	$11,439
2/28/2022	$10,476	$10,763	$11,312
3/31/2022	$10,336	$10,618	$10,997
4/30/2022	$10,263	$10,561	$10,580
5/31/2022	$10,268	$10,625	$10,648
6/30/2022	$10,186	$10,551	$10,481
7/31/2022	$10,247	$10,606	$10,737
8/31/2022	$10,192	$10,523	$10,434
9/30/2022	$10,049	$10,395	$9,983
10/31/2022	$10,018	$10,382	$9,854
11/30/2022	$10,110	$10,467	$10,216
12/31/2022	$10,150	$10,487	$10,170
1/31/2023	$10,259	$10,572	$10,483
2/28/2023	$10,200	$10,493	$10,212
3/31/2023	$10,300	$10,646	$10,471
4/30/2023	$10,346	$10,682	$10,535
5/31/2023	$10,313	$10,649	$10,420
6/30/2023	$10,269	$10,606	$10,383
7/31/2023	$10,328	$10,650	$10,376
8/31/2023	$10,377	$10,688	$10,309
9/30/2023	$10,356	$10,683	$10,047
10/31/2023	$10,383	$10,717	$9,889
11/30/2023	$10,514	$10,841	$10,337
12/31/2023	$10,645	$10,971	$10,732
1/31/2024	$10,695	$11,014	$10,703
2/29/2024	$10,662	$10,973	$10,552
3/31/2024	$10,713	$11,017	$10,649
4/30/2024	$10,693	$10,980	$10,380
5/31/2024	$10,768	$11,060	$10,556
6/30/2024	$10,818	$11,122	$10,656
7/31/2024	$10,939	$11,254	$10,905
8/31/2024	$11,025	$11,356	$11,062
9/30/2024	$11,111	$11,451	$11,210
10/31/2024	$11,052	$11,386	$10,932
11/30/2024	$11,088	$11,424	$11,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class C at NAV	5.46%	1.16%	1.37%
Class C with sales charge	4.46%	1.16%	1.37%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 499,623,921
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 856,642
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180463
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class F
Trading Symbol	LDCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.24%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,026	$10,008	$10,044
6/30/2017	$10,028	$10,005	$10,034
7/31/2017	$10,060	$10,030	$10,077
8/31/2017	$10,092	$10,050	$10,167
9/30/2017	$10,073	$10,038	$10,119
10/31/2017	$10,085	$10,036	$10,125
11/30/2017	$10,077	$10,014	$10,112
12/31/2017	$10,080	$10,017	$10,158
1/31/2018	$10,063	$9,991	$10,041
2/28/2018	$10,056	$9,981	$9,946
3/31/2018	$10,070	$9,997	$10,010
4/30/2018	$10,066	$9,987	$9,935
5/31/2018	$10,103	$10,024	$10,006
6/30/2018	$10,110	$10,025	$9,994
7/31/2018	$10,128	$10,031	$9,996
8/31/2018	$10,157	$10,066	$10,061
9/30/2018	$10,166	$10,059	$9,996
10/31/2018	$10,174	$10,070	$9,917
11/30/2018	$10,192	$10,099	$9,976
12/31/2018	$10,242	$10,177	$10,159
1/31/2019	$10,310	$10,217	$10,267
2/28/2019	$10,336	$10,233	$10,261
3/31/2019	$10,406	$10,300	$10,458
4/30/2019	$10,445	$10,324	$10,461
5/31/2019	$10,506	$10,395	$10,647
6/30/2019	$10,567	$10,453	$10,780
7/31/2019	$10,585	$10,447	$10,804
8/31/2019	$10,642	$10,531	$11,084
9/30/2019	$10,645	$10,525	$11,025
10/31/2019	$10,683	$10,562	$11,058
11/30/2019	$10,698	$10,562	$11,053
12/31/2019	$10,729	$10,587	$11,045
1/31/2020	$10,795	$10,646	$11,258
2/29/2020	$10,842	$10,733	$11,460
3/31/2020	$10,399	$10,766	$11,393
4/30/2020	$10,590	$10,834	$11,595
5/31/2020	$10,692	$10,870	$11,649
6/30/2020	$10,812	$10,892	$11,723
7/31/2020	$10,876	$10,913	$11,898
8/31/2020	$10,906	$10,917	$11,802
9/30/2020	$10,912	$10,918	$11,795
10/31/2020	$10,918	$10,920	$11,743
11/30/2020	$10,969	$10,930	$11,858
12/31/2020	$10,999	$10,940	$11,874
1/31/2021	$11,028	$10,944	$11,789
2/28/2021	$11,022	$10,941	$11,619
3/31/2021	$11,015	$10,936	$11,474
4/30/2021	$11,031	$10,944	$11,564
5/31/2021	$11,046	$10,957	$11,602
6/30/2021	$11,050	$10,940	$11,684
7/31/2021	$11,065	$10,959	$11,814
8/31/2021	$11,070	$10,959	$11,792
9/30/2021	$11,065	$10,950	$11,690
10/31/2021	$11,038	$10,914	$11,686
11/30/2021	$11,022	$10,905	$11,721
12/31/2021	$11,018	$10,889	$11,691
1/31/2022	$10,967	$10,811	$11,439
2/28/2022	$10,895	$10,763	$11,312
3/31/2022	$10,756	$10,618	$10,997
4/30/2022	$10,687	$10,561	$10,580
5/31/2022	$10,699	$10,625	$10,648
6/30/2022	$10,620	$10,551	$10,481
7/31/2022	$10,691	$10,606	$10,737
8/31/2022	$10,640	$10,523	$10,434
9/30/2022	$10,497	$10,395	$9,983
10/31/2022	$10,471	$10,382	$9,854
11/30/2022	$10,574	$10,467	$10,216
12/31/2022	$10,623	$10,487	$10,170
1/31/2023	$10,743	$10,572	$10,483
2/28/2023	$10,688	$10,493	$10,212
3/31/2023	$10,799	$10,646	$10,471
4/30/2023	$10,853	$10,682	$10,535
5/31/2023	$10,826	$10,649	$10,420
6/30/2023	$10,787	$10,606	$10,383
7/31/2023	$10,855	$10,650	$10,376
8/31/2023	$10,900	$10,688	$10,309
9/30/2023	$10,897	$10,683	$10,047
10/31/2023	$10,931	$10,717	$9,889
11/30/2023	$11,076	$10,841	$10,337
12/31/2023	$11,221	$10,971	$10,732
1/31/2024	$11,281	$11,014	$10,703
2/29/2024	$11,253	$10,973	$10,552
3/31/2024	$11,314	$11,017	$10,649
4/30/2024	$11,299	$10,980	$10,380
5/31/2024	$11,385	$11,060	$10,556
6/30/2024	$11,445	$11,122	$10,656
7/31/2024	$11,580	$11,254	$10,905
8/31/2024	$11,679	$11,356	$11,062
9/30/2024	$11,776	$11,451	$11,210
10/31/2024	$11,722	$11,386	$10,932
11/30/2024	$11,768	$11,424	$11,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class F at NAV	6.24%	1.92%	2.16%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 499,623,921
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 856,642
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180464
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class F3
Trading Symbol	LSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.57%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,038	$10,008	$10,044
6/30/2017	$10,032	$10,005	$10,034
7/31/2017	$10,066	$10,030	$10,077
8/31/2017	$10,099	$10,050	$10,167
9/30/2017	$10,082	$10,038	$10,119
10/31/2017	$10,096	$10,036	$10,125
11/30/2017	$10,089	$10,014	$10,112
12/31/2017	$10,094	$10,017	$10,158
1/31/2018	$10,079	$9,991	$10,041
2/28/2018	$10,073	$9,981	$9,946
3/31/2018	$10,089	$9,997	$10,010
4/30/2018	$10,087	$9,987	$9,935
5/31/2018	$10,125	$10,024	$10,006
6/30/2018	$10,134	$10,025	$9,994
7/31/2018	$10,153	$10,031	$9,996
8/31/2018	$10,195	$10,066	$10,061
9/30/2018	$10,195	$10,059	$9,996
10/31/2018	$10,204	$10,070	$9,917
11/30/2018	$10,224	$10,099	$9,976
12/31/2018	$10,276	$10,177	$10,159
1/31/2019	$10,346	$10,217	$10,267
2/28/2019	$10,374	$10,233	$10,261
3/31/2019	$10,445	$10,300	$10,458
4/30/2019	$10,485	$10,324	$10,461
5/31/2019	$10,548	$10,395	$10,647
6/30/2019	$10,611	$10,453	$10,780
7/31/2019	$10,629	$10,447	$10,804
8/31/2019	$10,689	$10,531	$11,084
9/30/2019	$10,703	$10,525	$11,025
10/31/2019	$10,743	$10,562	$11,058
11/30/2019	$10,748	$10,562	$11,053
12/31/2019	$10,770	$10,587	$11,045
1/31/2020	$10,849	$10,646	$11,258
2/29/2020	$10,897	$10,733	$11,460
3/31/2020	$10,444	$10,766	$11,393
4/30/2020	$10,648	$10,834	$11,595
5/31/2020	$10,753	$10,870	$11,649
6/30/2020	$10,876	$10,892	$11,723
7/31/2020	$10,931	$10,913	$11,898
8/31/2020	$10,975	$10,917	$11,802
9/30/2020	$10,983	$10,918	$11,795
10/31/2020	$10,991	$10,920	$11,743
11/30/2020	$11,034	$10,930	$11,858
12/31/2020	$11,077	$10,940	$11,874
1/31/2021	$11,108	$10,944	$11,789
2/28/2021	$11,104	$10,941	$11,619
3/31/2021	$11,088	$10,936	$11,474
4/30/2021	$11,118	$10,944	$11,564
5/31/2021	$11,134	$10,957	$11,602
6/30/2021	$11,140	$10,940	$11,684
7/31/2021	$11,157	$10,959	$11,814
8/31/2021	$11,153	$10,959	$11,792
9/30/2021	$11,161	$10,950	$11,690
10/31/2021	$11,136	$10,914	$11,686
11/30/2021	$11,122	$10,905	$11,721
12/31/2021	$11,119	$10,889	$11,691
1/31/2022	$11,058	$10,811	$11,439
2/28/2022	$10,998	$10,763	$11,312
3/31/2022	$10,859	$10,618	$10,997
4/30/2022	$10,791	$10,561	$10,580
5/31/2022	$10,804	$10,625	$10,648
6/30/2022	$10,726	$10,551	$10,481
7/31/2022	$10,800	$10,606	$10,737
8/31/2022	$10,749	$10,523	$10,434
9/30/2022	$10,607	$10,395	$9,983
10/31/2022	$10,582	$10,382	$9,854
11/30/2022	$10,688	$10,467	$10,216
12/31/2022	$10,738	$10,487	$10,170
1/31/2023	$10,861	$10,572	$10,483
2/28/2023	$10,807	$10,493	$10,212
3/31/2023	$10,921	$10,646	$10,471
4/30/2023	$10,978	$10,682	$10,535
5/31/2023	$10,952	$10,649	$10,420
6/30/2023	$10,914	$10,606	$10,383
7/31/2023	$10,985	$10,650	$10,376
8/31/2023	$11,033	$10,688	$10,309
9/30/2023	$11,032	$10,683	$10,047
10/31/2023	$11,056	$10,717	$9,889
11/30/2023	$11,205	$10,841	$10,337
12/31/2023	$11,354	$10,971	$10,732
1/31/2024	$11,428	$11,014	$10,703
2/29/2024	$11,402	$10,973	$10,552
3/31/2024	$11,465	$11,017	$10,649
4/30/2024	$11,440	$10,980	$10,380
5/31/2024	$11,541	$11,060	$10,556
6/30/2024	$11,604	$11,122	$10,656
7/31/2024	$11,730	$11,254	$10,905
8/31/2024	$11,845	$11,356	$11,062
9/30/2024	$11,946	$11,451	$11,210
10/31/2024	$11,892	$11,386	$10,932
11/30/2024	$11,940	$11,424	$11,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class F3 at NAV	6.57%	2.13%	2.36%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 499,623,921
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 856,642
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180465
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class I
Trading Symbol	LSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.35%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,027	$10,008	$10,044
6/30/2017	$10,030	$10,005	$10,034
7/31/2017	$10,063	$10,030	$10,077
8/31/2017	$10,096	$10,050	$10,167
9/30/2017	$10,077	$10,038	$10,119
10/31/2017	$10,091	$10,036	$10,125
11/30/2017	$10,083	$10,014	$10,112
12/31/2017	$10,087	$10,017	$10,158
1/31/2018	$10,071	$9,991	$10,041
2/28/2018	$10,065	$9,981	$9,946
3/31/2018	$10,080	$9,997	$10,010
4/30/2018	$10,076	$9,987	$9,935
5/31/2018	$10,114	$10,024	$10,006
6/30/2018	$10,123	$10,025	$9,994
7/31/2018	$10,141	$10,031	$9,996
8/31/2018	$10,171	$10,066	$10,061
9/30/2018	$10,181	$10,059	$9,996
10/31/2018	$10,189	$10,070	$9,917
11/30/2018	$10,197	$10,099	$9,976
12/31/2018	$10,248	$10,177	$10,159
1/31/2019	$10,317	$10,217	$10,267
2/28/2019	$10,354	$10,233	$10,261
3/31/2019	$10,425	$10,300	$10,458
4/30/2019	$10,465	$10,324	$10,461
5/31/2019	$10,527	$10,395	$10,647
6/30/2019	$10,590	$10,453	$10,780
7/31/2019	$10,608	$10,447	$10,804
8/31/2019	$10,678	$10,531	$11,084
9/30/2019	$10,681	$10,525	$11,025
10/31/2019	$10,721	$10,562	$11,058
11/30/2019	$10,726	$10,562	$11,053
12/31/2019	$10,758	$10,587	$11,045
1/31/2020	$10,836	$10,646	$11,258
2/29/2020	$10,883	$10,733	$11,460
3/31/2020	$10,430	$10,766	$11,393
4/30/2020	$10,633	$10,834	$11,595
5/31/2020	$10,737	$10,870	$11,649
6/30/2020	$10,858	$10,892	$11,723
7/31/2020	$10,912	$10,913	$11,898
8/31/2020	$10,943	$10,917	$11,802
9/30/2020	$10,961	$10,918	$11,795
10/31/2020	$10,968	$10,920	$11,743
11/30/2020	$11,010	$10,930	$11,858
12/31/2020	$11,052	$10,940	$11,874
1/31/2021	$11,082	$10,944	$11,789
2/28/2021	$11,076	$10,941	$11,619
3/31/2021	$11,059	$10,936	$11,474
4/30/2021	$11,076	$10,944	$11,564
5/31/2021	$11,092	$10,957	$11,602
6/30/2021	$11,097	$10,940	$11,684
7/31/2021	$11,113	$10,959	$11,814
8/31/2021	$11,118	$10,959	$11,792
9/30/2021	$11,114	$10,950	$11,690
10/31/2021	$11,088	$10,914	$11,686
11/30/2021	$11,085	$10,905	$11,721
12/31/2021	$11,070	$10,889	$11,691
1/31/2022	$11,020	$10,811	$11,439
2/28/2022	$10,948	$10,763	$11,312
3/31/2022	$10,810	$10,618	$10,997
4/30/2022	$10,753	$10,561	$10,580
5/31/2022	$10,754	$10,625	$10,648
6/30/2022	$10,676	$10,551	$10,481
7/31/2022	$10,748	$10,606	$10,737
8/31/2022	$10,697	$10,523	$10,434
9/30/2022	$10,555	$10,395	$9,983
10/31/2022	$10,530	$10,382	$9,854
11/30/2022	$10,634	$10,467	$10,216
12/31/2022	$10,684	$10,487	$10,170
1/31/2023	$10,806	$10,572	$10,483
2/28/2023	$10,751	$10,493	$10,212
3/31/2023	$10,864	$10,646	$10,471
4/30/2023	$10,919	$10,682	$10,535
5/31/2023	$10,893	$10,649	$10,420
6/30/2023	$10,854	$10,606	$10,383
7/31/2023	$10,924	$10,650	$10,376
8/31/2023	$10,983	$10,688	$10,309
9/30/2023	$10,969	$10,683	$10,047
10/31/2023	$11,004	$10,717	$9,889
11/30/2023	$11,151	$10,841	$10,337
12/31/2023	$11,286	$10,971	$10,732
1/31/2024	$11,359	$11,014	$10,703
2/29/2024	$11,332	$10,973	$10,552
3/31/2024	$11,394	$11,017	$10,649
4/30/2024	$11,380	$10,980	$10,380
5/31/2024	$11,468	$11,060	$10,556
6/30/2024	$11,529	$11,122	$10,656
7/31/2024	$11,666	$11,254	$10,905
8/31/2024	$11,767	$11,356	$11,062
9/30/2024	$11,866	$11,451	$11,210
10/31/2024	$11,812	$11,386	$10,932
11/30/2024	$11,859	$11,424	$11,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class I at NAV	6.35%	2.03%	2.26%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 499,623,921
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 856,642
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180467
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R3
Trading Symbol	LDCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 5.93%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,004	$9,992	$9,967
5/31/2017	$10,022	$10,008	$10,044
6/30/2017	$10,021	$10,005	$10,034
7/31/2017	$10,049	$10,030	$10,077
8/31/2017	$10,078	$10,050	$10,167
9/30/2017	$10,055	$10,038	$10,119
10/31/2017	$10,064	$10,036	$10,125
11/30/2017	$10,053	$10,014	$10,112
12/31/2017	$10,053	$10,017	$10,158
1/31/2018	$10,032	$9,991	$10,041
2/28/2018	$10,022	$9,981	$9,946
3/31/2018	$10,033	$9,997	$10,010
4/30/2018	$10,025	$9,987	$9,935
5/31/2018	$10,059	$10,024	$10,006
6/30/2018	$10,063	$10,025	$9,994
7/31/2018	$10,077	$10,031	$9,996
8/31/2018	$10,103	$10,066	$10,061
9/30/2018	$10,108	$10,059	$9,996
10/31/2018	$10,113	$10,070	$9,917
11/30/2018	$10,128	$10,099	$9,976
12/31/2018	$10,174	$10,177	$10,159
1/31/2019	$10,239	$10,217	$10,267
2/28/2019	$10,262	$10,233	$10,261
3/31/2019	$10,327	$10,300	$10,458
4/30/2019	$10,363	$10,324	$10,461
5/31/2019	$10,420	$10,395	$10,647
6/30/2019	$10,478	$10,453	$10,780
7/31/2019	$10,491	$10,447	$10,804
8/31/2019	$10,545	$10,531	$11,084
9/30/2019	$10,555	$10,525	$11,025
10/31/2019	$10,590	$10,562	$11,058
11/30/2019	$10,590	$10,562	$11,053
12/31/2019	$10,618	$10,587	$11,045
1/31/2020	$10,680	$10,646	$11,258
2/29/2020	$10,723	$10,733	$11,460
3/31/2020	$10,282	$10,766	$11,393
4/30/2020	$10,479	$10,834	$11,595
5/31/2020	$10,566	$10,870	$11,649
6/30/2020	$10,681	$10,892	$11,723
7/31/2020	$10,741	$10,913	$11,898
8/31/2020	$10,767	$10,917	$11,802
9/30/2020	$10,770	$10,918	$11,795
10/31/2020	$10,773	$10,920	$11,743
11/30/2020	$10,820	$10,930	$11,858
12/31/2020	$10,845	$10,940	$11,874
1/31/2021	$10,870	$10,944	$11,789
2/28/2021	$10,871	$10,941	$11,619
3/31/2021	$10,851	$10,936	$11,474
4/30/2021	$10,863	$10,944	$11,564
5/31/2021	$10,874	$10,957	$11,602
6/30/2021	$10,874	$10,940	$11,684
7/31/2021	$10,885	$10,959	$11,814
8/31/2021	$10,886	$10,959	$11,792
9/30/2021	$10,878	$10,950	$11,690
10/31/2021	$10,848	$10,914	$11,686
11/30/2021	$10,829	$10,905	$11,721
12/31/2021	$10,821	$10,889	$11,691
1/31/2022	$10,767	$10,811	$11,439
2/28/2022	$10,693	$10,763	$11,312
3/31/2022	$10,553	$10,618	$10,997
4/30/2022	$10,482	$10,561	$10,580
5/31/2022	$10,490	$10,625	$10,648
6/30/2022	$10,409	$10,551	$10,481
7/31/2022	$10,475	$10,606	$10,737
8/31/2022	$10,422	$10,523	$10,434
9/30/2022	$10,279	$10,395	$9,983
10/31/2022	$10,250	$10,382	$9,854
11/30/2022	$10,347	$10,467	$10,216
12/31/2022	$10,391	$10,487	$10,170
1/31/2023	$10,505	$10,572	$10,483
2/28/2023	$10,448	$10,493	$10,212
3/31/2023	$10,553	$10,646	$10,471
4/30/2023	$10,603	$10,682	$10,535
5/31/2023	$10,573	$10,649	$10,420
6/30/2023	$10,531	$10,606	$10,383
7/31/2023	$10,594	$10,650	$10,376
8/31/2023	$10,635	$10,688	$10,309
9/30/2023	$10,628	$10,683	$10,047
10/31/2023	$10,647	$10,717	$9,889
11/30/2023	$10,784	$10,841	$10,337
12/31/2023	$10,922	$10,971	$10,732
1/31/2024	$10,988	$11,014	$10,703
2/29/2024	$10,958	$10,973	$10,552
3/31/2024	$11,013	$11,017	$10,649
4/30/2024	$10,983	$10,980	$10,380
5/31/2024	$11,074	$11,060	$10,556
6/30/2024	$11,128	$11,122	$10,656
7/31/2024	$11,244	$11,254	$10,905
8/31/2024	$11,348	$11,356	$11,062
9/30/2024	$11,440	$11,451	$11,210
10/31/2024	$11,383	$11,386	$10,932
11/30/2024	$11,423	$11,424	$11,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class R3 at NAV	5.93%	1.53%	1.76%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 499,623,921
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 856,642
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180468
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R4
Trading Symbol	LSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.08%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,004	$9,992	$9,967
5/31/2017	$10,024	$10,008	$10,044
6/30/2017	$10,025	$10,005	$10,034
7/31/2017	$10,056	$10,030	$10,077
8/31/2017	$10,087	$10,050	$10,167
9/30/2017	$10,066	$10,038	$10,119
10/31/2017	$10,078	$10,036	$10,125
11/30/2017	$10,068	$10,014	$10,112
12/31/2017	$10,070	$10,017	$10,158
1/31/2018	$10,052	$9,991	$10,041
2/28/2018	$10,043	$9,981	$9,946
3/31/2018	$10,056	$9,997	$10,010
4/30/2018	$10,051	$9,987	$9,935
5/31/2018	$10,086	$10,024	$10,006
6/30/2018	$10,093	$10,025	$9,994
7/31/2018	$10,109	$10,031	$9,996
8/31/2018	$10,137	$10,066	$10,061
9/30/2018	$10,145	$10,059	$9,996
10/31/2018	$10,151	$10,070	$9,917
11/30/2018	$10,169	$10,099	$9,976
12/31/2018	$10,217	$10,177	$10,159
1/31/2019	$10,284	$10,217	$10,267
2/28/2019	$10,309	$10,233	$10,261
3/31/2019	$10,377	$10,300	$10,458
4/30/2019	$10,415	$10,324	$10,461
5/31/2019	$10,475	$10,395	$10,647
6/30/2019	$10,534	$10,453	$10,780
7/31/2019	$10,550	$10,447	$10,804
8/31/2019	$10,607	$10,531	$11,084
9/30/2019	$10,619	$10,525	$11,025
10/31/2019	$10,656	$10,562	$11,058
11/30/2019	$10,659	$10,562	$11,053
12/31/2019	$10,689	$10,587	$11,045
1/31/2020	$10,754	$10,646	$11,258
2/29/2020	$10,799	$10,733	$11,460
3/31/2020	$10,357	$10,766	$11,393
4/30/2020	$10,557	$10,834	$11,595
5/31/2020	$10,657	$10,870	$11,649
6/30/2020	$10,776	$10,892	$11,723
7/31/2020	$10,827	$10,913	$11,898
8/31/2020	$10,856	$10,917	$11,802
9/30/2020	$10,872	$10,918	$11,795
10/31/2020	$10,866	$10,920	$11,743
11/30/2020	$10,916	$10,930	$11,858
12/31/2020	$10,944	$10,940	$11,874
1/31/2021	$10,972	$10,944	$11,789
2/28/2021	$10,975	$10,941	$11,619
3/31/2021	$10,957	$10,936	$11,474
4/30/2021	$10,971	$10,944	$11,564
5/31/2021	$10,984	$10,957	$11,602
6/30/2021	$10,987	$10,940	$11,684
7/31/2021	$11,000	$10,959	$11,814
8/31/2021	$11,004	$10,959	$11,792
9/30/2021	$10,998	$10,950	$11,690
10/31/2021	$10,970	$10,914	$11,686
11/30/2021	$10,964	$10,905	$11,721
12/31/2021	$10,947	$10,889	$11,691
1/31/2022	$10,895	$10,811	$11,439
2/28/2022	$10,822	$10,763	$11,312
3/31/2022	$10,683	$10,618	$10,997
4/30/2022	$10,624	$10,561	$10,580
5/31/2022	$10,623	$10,625	$10,648
6/30/2022	$10,544	$10,551	$10,481
7/31/2022	$10,613	$10,606	$10,737
8/31/2022	$10,561	$10,523	$10,434
9/30/2022	$10,418	$10,395	$9,983
10/31/2022	$10,391	$10,382	$9,854
11/30/2022	$10,492	$10,467	$10,216
12/31/2022	$10,538	$10,487	$10,170
1/31/2023	$10,667	$10,572	$10,483
2/28/2023	$10,600	$10,493	$10,212
3/31/2023	$10,721	$10,646	$10,471
4/30/2023	$10,761	$10,682	$10,535
5/31/2023	$10,733	$10,649	$10,420
6/30/2023	$10,704	$10,606	$10,383
7/31/2023	$10,771	$10,650	$10,376
8/31/2023	$10,815	$10,688	$10,309
9/30/2023	$10,811	$10,683	$10,047
10/31/2023	$10,831	$10,717	$9,889
11/30/2023	$10,974	$10,841	$10,337
12/31/2023	$11,116	$10,971	$10,732
1/31/2024	$11,173	$11,014	$10,703
2/29/2024	$11,157	$10,973	$10,552
3/31/2024	$11,203	$11,017	$10,649
4/30/2024	$11,187	$10,980	$10,380
5/31/2024	$11,271	$11,060	$10,556
6/30/2024	$11,341	$11,122	$10,656
7/31/2024	$11,461	$11,254	$10,905
8/31/2024	$11,557	$11,356	$11,062
9/30/2024	$11,652	$11,451	$11,210
10/31/2024	$11,597	$11,386	$10,932
11/30/2024	$11,641	$11,424	$11,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class R4 at NAV	6.08%	1.78%	2.02%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 499,623,921
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 856,642
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180469
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R5
Trading Symbol	LSCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.35%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,027	$10,008	$10,044
6/30/2017	$10,030	$10,005	$10,034
7/31/2017	$10,063	$10,030	$10,077
8/31/2017	$10,095	$10,050	$10,167
9/30/2017	$10,077	$10,038	$10,119
10/31/2017	$10,091	$10,036	$10,125
11/30/2017	$10,083	$10,014	$10,112
12/31/2017	$10,087	$10,017	$10,158
1/31/2018	$10,071	$9,991	$10,041
2/28/2018	$10,064	$9,981	$9,946
3/31/2018	$10,080	$9,997	$10,010
4/30/2018	$10,076	$9,987	$9,935
5/31/2018	$10,114	$10,024	$10,006
6/30/2018	$10,122	$10,025	$9,994
7/31/2018	$10,141	$10,031	$9,996
8/31/2018	$10,181	$10,066	$10,061
9/30/2018	$10,181	$10,059	$9,996
10/31/2018	$10,190	$10,070	$9,917
11/30/2018	$10,209	$10,099	$9,976
12/31/2018	$10,260	$10,177	$10,159
1/31/2019	$10,329	$10,217	$10,267
2/28/2019	$10,356	$10,233	$10,261
3/31/2019	$10,427	$10,300	$10,458
4/30/2019	$10,467	$10,324	$10,461
5/31/2019	$10,529	$10,395	$10,647
6/30/2019	$10,591	$10,453	$10,780
7/31/2019	$10,610	$10,447	$10,804
8/31/2019	$10,669	$10,531	$11,084
9/30/2019	$10,683	$10,525	$11,025
10/31/2019	$10,723	$10,562	$11,058
11/30/2019	$10,728	$10,562	$11,053
12/31/2019	$10,760	$10,587	$11,045
1/31/2020	$10,828	$10,646	$11,258
2/29/2020	$10,886	$10,733	$11,460
3/31/2020	$10,433	$10,766	$11,393
4/30/2020	$10,636	$10,834	$11,595
5/31/2020	$10,739	$10,870	$11,649
6/30/2020	$10,861	$10,892	$11,723
7/31/2020	$10,915	$10,913	$11,898
8/31/2020	$10,946	$10,917	$11,802
9/30/2020	$10,965	$10,918	$11,795
10/31/2020	$10,961	$10,920	$11,743
11/30/2020	$11,013	$10,930	$11,858
12/31/2020	$11,055	$10,940	$11,874
1/31/2021	$11,074	$10,944	$11,789
2/28/2021	$11,080	$10,941	$11,619
3/31/2021	$11,063	$10,936	$11,474
4/30/2021	$11,080	$10,944	$11,564
5/31/2021	$11,096	$10,957	$11,602
6/30/2021	$11,100	$10,940	$11,684
7/31/2021	$11,116	$10,959	$11,814
8/31/2021	$11,122	$10,959	$11,792
9/30/2021	$11,118	$10,950	$11,690
10/31/2021	$11,092	$10,914	$11,686
11/30/2021	$11,088	$10,905	$11,721
12/31/2021	$11,073	$10,889	$11,691
1/31/2022	$11,023	$10,811	$11,439
2/28/2022	$10,951	$10,763	$11,312
3/31/2022	$10,813	$10,618	$10,997
4/30/2022	$10,756	$10,561	$10,580
5/31/2022	$10,757	$10,625	$10,648
6/30/2022	$10,679	$10,551	$10,481
7/31/2022	$10,751	$10,606	$10,737
8/31/2022	$10,700	$10,523	$10,434
9/30/2022	$10,558	$10,395	$9,983
10/31/2022	$10,533	$10,382	$9,854
11/30/2022	$10,637	$10,467	$10,216
12/31/2022	$10,687	$10,487	$10,170
1/31/2023	$10,820	$10,572	$10,483
2/28/2023	$10,754	$10,493	$10,212
3/31/2023	$10,879	$10,646	$10,471
4/30/2023	$10,922	$10,682	$10,535
5/31/2023	$10,896	$10,649	$10,420
6/30/2023	$10,869	$10,606	$10,383
7/31/2023	$10,938	$10,650	$10,376
8/31/2023	$10,986	$10,688	$10,309
9/30/2023	$10,971	$10,683	$10,047
10/31/2023	$11,007	$10,717	$9,889
11/30/2023	$11,154	$10,841	$10,337
12/31/2023	$11,301	$10,971	$10,732
1/31/2024	$11,361	$11,014	$10,703
2/29/2024	$11,335	$10,973	$10,552
3/31/2024	$11,397	$11,017	$10,649
4/30/2024	$11,383	$10,980	$10,380
5/31/2024	$11,470	$11,060	$10,556
6/30/2024	$11,544	$11,122	$10,656
7/31/2024	$11,669	$11,254	$10,905
8/31/2024	$11,769	$11,356	$11,062
9/30/2024	$11,868	$11,451	$11,210
10/31/2024	$11,814	$11,386	$10,932
11/30/2024	$11,861	$11,424	$11,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class R5 at NAV	6.35%	2.03%	2.27%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 499,623,921
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 856,642
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000180470
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Core Bond Fund
Class Name	Class R6
Trading Symbol	LDCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.57%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,038	$10,008	$10,044
6/30/2017	$10,032	$10,005	$10,034
7/31/2017	$10,066	$10,030	$10,077
8/31/2017	$10,099	$10,050	$10,167
9/30/2017	$10,082	$10,038	$10,119
10/31/2017	$10,096	$10,036	$10,125
11/30/2017	$10,089	$10,014	$10,112
12/31/2017	$10,094	$10,017	$10,158
1/31/2018	$10,079	$9,991	$10,041
2/28/2018	$10,073	$9,981	$9,946
3/31/2018	$10,089	$9,997	$10,010
4/30/2018	$10,087	$9,987	$9,935
5/31/2018	$10,125	$10,024	$10,006
6/30/2018	$10,134	$10,025	$9,994
7/31/2018	$10,153	$10,031	$9,996
8/31/2018	$10,184	$10,066	$10,061
9/30/2018	$10,195	$10,059	$9,996
10/31/2018	$10,204	$10,070	$9,917
11/30/2018	$10,224	$10,099	$9,976
12/31/2018	$10,276	$10,177	$10,159
1/31/2019	$10,346	$10,217	$10,267
2/28/2019	$10,374	$10,233	$10,261
3/31/2019	$10,445	$10,300	$10,458
4/30/2019	$10,485	$10,324	$10,461
5/31/2019	$10,548	$10,395	$10,647
6/30/2019	$10,611	$10,453	$10,780
7/31/2019	$10,629	$10,447	$10,804
8/31/2019	$10,689	$10,531	$11,084
9/30/2019	$10,703	$10,525	$11,025
10/31/2019	$10,743	$10,562	$11,058
11/30/2019	$10,748	$10,562	$11,053
12/31/2019	$10,781	$10,587	$11,045
1/31/2020	$10,849	$10,646	$11,258
2/29/2020	$10,897	$10,733	$11,460
3/31/2020	$10,455	$10,766	$11,393
4/30/2020	$10,648	$10,834	$11,595
5/31/2020	$10,753	$10,870	$11,649
6/30/2020	$10,876	$10,892	$11,723
7/31/2020	$10,943	$10,913	$11,898
8/31/2020	$10,975	$10,917	$11,802
9/30/2020	$10,983	$10,918	$11,795
10/31/2020	$10,991	$10,920	$11,743
11/30/2020	$11,044	$10,930	$11,858
12/31/2020	$11,075	$10,940	$11,874
1/31/2021	$11,106	$10,944	$11,789
2/28/2021	$11,101	$10,941	$11,619
3/31/2021	$11,096	$10,936	$11,474
4/30/2021	$11,114	$10,944	$11,564
5/31/2021	$11,130	$10,957	$11,602
6/30/2021	$11,136	$10,940	$11,684
7/31/2021	$11,152	$10,959	$11,814
8/31/2021	$11,159	$10,959	$11,792
9/30/2021	$11,155	$10,950	$11,690
10/31/2021	$11,130	$10,914	$11,686
11/30/2021	$11,116	$10,905	$11,721
12/31/2021	$11,113	$10,889	$11,691
1/31/2022	$11,063	$10,811	$11,439
2/28/2022	$10,992	$10,763	$11,312
3/31/2022	$10,853	$10,618	$10,997
4/30/2022	$10,785	$10,561	$10,580
5/31/2022	$10,798	$10,625	$10,648
6/30/2022	$10,720	$10,551	$10,481
7/31/2022	$10,794	$10,606	$10,737
8/31/2022	$10,743	$10,523	$10,434
9/30/2022	$10,601	$10,395	$9,983
10/31/2022	$10,577	$10,382	$9,854
11/30/2022	$10,682	$10,467	$10,216
12/31/2022	$10,732	$10,487	$10,170
1/31/2023	$10,855	$10,572	$10,483
2/28/2023	$10,801	$10,493	$10,212
3/31/2023	$10,915	$10,646	$10,471
4/30/2023	$10,972	$10,682	$10,535
5/31/2023	$10,946	$10,649	$10,420
6/30/2023	$10,908	$10,606	$10,383
7/31/2023	$10,979	$10,650	$10,376
8/31/2023	$11,039	$10,688	$10,309
9/30/2023	$11,026	$10,683	$10,047
10/31/2023	$11,051	$10,717	$9,889
11/30/2023	$11,199	$10,841	$10,337
12/31/2023	$11,348	$10,971	$10,732
1/31/2024	$11,422	$11,014	$10,703
2/29/2024	$11,396	$10,973	$10,552
3/31/2024	$11,459	$11,017	$10,649
4/30/2024	$11,434	$10,980	$10,380
5/31/2024	$11,535	$11,060	$10,556
6/30/2024	$11,597	$11,122	$10,656
7/31/2024	$11,724	$11,254	$10,905
8/31/2024	$11,839	$11,356	$11,062
9/30/2024	$11,939	$11,451	$11,210
10/31/2024	$11,886	$11,386	$10,932
11/30/2024	$11,934	$11,424	$11,047

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/19/17
Class R6 at NAV	6.57%	2.11%	2.35%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%

Performance Inception Date	Apr. 19, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 499,623,921
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 856,642
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019992
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class A
Trading Symbol	LALDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.43%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,783	$10,000	$10,000
12/31/2014	$9,727	$9,961	$10,009
1/31/2015	$9,758	$10,015	$10,219
2/28/2015	$9,789	$10,024	$10,123
3/31/2015	$9,821	$10,044	$10,170
4/30/2015	$9,854	$10,061	$10,134
5/31/2015	$9,884	$10,072	$10,109
6/30/2015	$9,872	$10,057	$9,999
7/31/2015	$9,858	$10,063	$10,069
8/31/2015	$9,824	$10,047	$10,054
9/30/2015	$9,833	$10,075	$10,122
10/31/2015	$9,841	$10,094	$10,124
11/30/2015	$9,828	$10,087	$10,097
12/31/2015	$9,769	$10,062	$10,064
1/31/2016	$9,757	$10,089	$10,203
2/29/2016	$9,767	$10,099	$10,275
3/31/2016	$9,891	$10,184	$10,370
4/30/2016	$9,970	$10,226	$10,409
5/31/2016	$9,978	$10,228	$10,412
6/30/2016	$10,058	$10,290	$10,599
7/31/2016	$10,113	$10,313	$10,666
8/31/2016	$10,123	$10,317	$10,654
9/30/2016	$10,157	$10,324	$10,648
10/31/2016	$10,166	$10,329	$10,566
11/30/2016	$10,129	$10,286	$10,316
12/31/2016	$10,161	$10,302	$10,331
1/31/2017	$10,193	$10,332	$10,351
2/28/2017	$10,226	$10,367	$10,421
3/31/2017	$10,234	$10,375	$10,415
4/30/2017	$10,266	$10,401	$10,496
5/31/2017	$10,297	$10,430	$10,576
6/30/2017	$10,305	$10,437	$10,566
7/31/2017	$10,336	$10,479	$10,611
8/31/2017	$10,367	$10,500	$10,706
9/30/2017	$10,375	$10,501	$10,655
10/31/2017	$10,380	$10,510	$10,662
11/30/2017	$10,387	$10,488	$10,648
12/31/2017	$10,394	$10,499	$10,697
1/31/2018	$10,376	$10,481	$10,574
2/28/2018	$10,359	$10,457	$10,473
3/31/2018	$10,391	$10,459	$10,540
4/30/2018	$10,376	$10,469	$10,462
5/31/2018	$10,408	$10,508	$10,537
6/30/2018	$10,418	$10,508	$10,524
7/31/2018	$10,451	$10,532	$10,526
8/31/2018	$10,486	$10,576	$10,594
9/30/2018	$10,495	$10,584	$10,526
10/31/2018	$10,478	$10,586	$10,443
11/30/2018	$10,487	$10,595	$10,505
12/31/2018	$10,521	$10,669	$10,698
1/31/2019	$10,631	$10,744	$10,812
2/28/2019	$10,665	$10,782	$10,805
3/31/2019	$10,750	$10,866	$11,013
4/30/2019	$10,785	$10,901	$11,016
5/31/2019	$10,844	$10,962	$11,211
6/30/2019	$10,929	$11,040	$11,352
7/31/2019	$10,936	$11,053	$11,377
8/31/2019	$10,994	$11,137	$11,672
9/30/2019	$11,001	$11,150	$11,610
10/31/2019	$11,032	$11,199	$11,645
11/30/2019	$11,062	$11,209	$11,639
12/31/2019	$11,092	$11,248	$11,630
1/31/2020	$11,174	$11,313	$11,854
2/29/2020	$11,203	$11,378	$12,068
3/31/2020	$10,490	$11,060	$11,997
4/30/2020	$10,786	$11,322	$12,210
5/31/2020	$10,947	$11,453	$12,267
6/30/2020	$11,108	$11,545	$12,344
7/31/2020	$11,188	$11,603	$12,528
8/31/2020	$11,240	$11,632	$12,427
9/30/2020	$11,238	$11,631	$12,420
10/31/2020	$11,262	$11,652	$12,365
11/30/2020	$11,368	$11,691	$12,486
12/31/2020	$11,419	$11,716	$12,504
1/31/2021	$11,442	$11,723	$12,414
2/28/2021	$11,466	$11,728	$12,235
3/31/2021	$11,462	$11,718	$12,082
4/30/2021	$11,513	$11,743	$12,177
5/31/2021	$11,536	$11,768	$12,217
6/30/2021	$11,558	$11,758	$12,303
7/31/2021	$11,554	$11,778	$12,440
8/31/2021	$11,575	$11,783	$12,417
9/30/2021	$11,568	$11,780	$12,309
10/31/2021	$11,534	$11,741	$12,306
11/30/2021	$11,527	$11,723	$12,342
12/31/2021	$11,548	$11,715	$12,311
1/31/2022	$11,459	$11,627	$12,045
2/28/2022	$11,371	$11,538	$11,911
3/31/2022	$11,228	$11,346	$11,580
4/30/2022	$11,141	$11,263	$11,141
5/31/2022	$11,167	$11,328	$11,213
6/30/2022	$11,026	$11,231	$11,037
7/31/2022	$11,138	$11,316	$11,306
8/31/2022	$11,058	$11,252	$10,987
9/30/2022	$10,864	$11,089	$10,512
10/31/2022	$10,841	$11,065	$10,376
11/30/2022	$10,963	$11,212	$10,758
12/31/2022	$10,999	$11,247	$10,709
1/31/2023	$11,123	$11,365	$11,039
2/28/2023	$11,074	$11,294	$10,753
3/31/2023	$11,172	$11,394	$11,026
4/30/2023	$11,213	$11,463	$11,093
5/31/2023	$11,198	$11,443	$10,972
6/30/2023	$11,153	$11,428	$10,933
7/31/2023	$11,224	$11,507	$10,926
8/31/2023	$11,268	$11,542	$10,856
9/30/2023	$11,253	$11,535	$10,580
10/31/2023	$11,239	$11,561	$10,413
11/30/2023	$11,404	$11,730	$10,884
12/31/2023	$11,568	$11,886	$11,301
1/31/2024	$11,616	$11,949	$11,270
2/29/2024	$11,601	$11,926	$11,111
3/31/2024	$11,679	$11,988	$11,213
4/30/2024	$11,637	$11,965	$10,930
5/31/2024	$11,746	$12,063	$11,116
6/30/2024	$11,796	$12,123	$11,221
7/31/2024	$11,937	$12,278	$11,483
8/31/2024	$12,018	$12,394	$11,648
9/30/2024	$12,130	$12,507	$11,804
10/31/2024	$12,086	$12,452	$11,511
11/30/2024	$12,137	$12,507	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	6.43%	1.87%	2.18%
Class A with sales charge	3.98%	1.40%	1.96%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,211,544,195
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 107,976,757
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019994
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class C
Trading Symbol	LDLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.05%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,938	$9,961	$10,009
1/31/2015	$9,964	$10,015	$10,219
2/28/2015	$9,991	$10,024	$10,123
3/31/2015	$10,019	$10,044	$10,170
4/30/2015	$10,046	$10,061	$10,134
5/31/2015	$10,050	$10,072	$10,109
6/30/2015	$10,032	$10,057	$9,999
7/31/2015	$10,035	$10,063	$10,069
8/31/2015	$9,995	$10,047	$10,054
9/30/2015	$9,977	$10,075	$10,122
10/31/2015	$10,002	$10,094	$10,124
11/30/2015	$9,984	$10,087	$10,097
12/31/2015	$9,920	$10,062	$10,064
1/31/2016	$9,903	$10,089	$10,203
2/29/2016	$9,885	$10,099	$10,275
3/31/2016	$10,027	$10,184	$10,370
4/30/2016	$10,102	$10,226	$10,409
5/31/2016	$10,105	$10,228	$10,412
6/30/2016	$10,180	$10,290	$10,599
7/31/2016	$10,206	$10,313	$10,666
8/31/2016	$10,235	$10,317	$10,654
9/30/2016	$10,264	$10,324	$10,648
10/31/2016	$10,268	$10,329	$10,566
11/30/2016	$10,226	$10,286	$10,316
12/31/2016	$10,229	$10,302	$10,331
1/31/2017	$10,279	$10,332	$10,351
2/28/2017	$10,307	$10,367	$10,421
3/31/2017	$10,310	$10,375	$10,415
4/30/2017	$10,337	$10,401	$10,496
5/31/2017	$10,363	$10,430	$10,576
6/30/2017	$10,365	$10,437	$10,566
7/31/2017	$10,390	$10,479	$10,611
8/31/2017	$10,417	$10,500	$10,706
9/30/2017	$10,419	$10,501	$10,655
10/31/2017	$10,419	$10,510	$10,662
11/30/2017	$10,421	$10,488	$10,648
12/31/2017	$10,422	$10,499	$10,697
1/31/2018	$10,399	$10,481	$10,574
2/28/2018	$10,376	$10,457	$10,473
3/31/2018	$10,379	$10,459	$10,540
4/30/2018	$10,383	$10,469	$10,462
5/31/2018	$10,410	$10,508	$10,537
6/30/2018	$10,415	$10,508	$10,524
7/31/2018	$10,417	$10,532	$10,526
8/31/2018	$10,446	$10,576	$10,594
9/30/2018	$10,451	$10,584	$10,526
10/31/2018	$10,428	$10,586	$10,443
11/30/2018	$10,457	$10,595	$10,505
12/31/2018	$10,485	$10,669	$10,698
1/31/2019	$10,563	$10,744	$10,812
2/28/2019	$10,617	$10,782	$10,805
3/31/2019	$10,671	$10,866	$11,013
4/30/2019	$10,725	$10,901	$11,016
5/31/2019	$10,778	$10,962	$11,211
6/30/2019	$10,831	$11,040	$11,352
7/31/2019	$10,859	$11,053	$11,377
8/31/2019	$10,911	$11,137	$11,672
9/30/2019	$10,912	$11,150	$11,610
10/31/2019	$10,936	$11,199	$11,645
11/30/2019	$10,935	$11,209	$11,639
12/31/2019	$10,984	$11,248	$11,630
1/31/2020	$11,060	$11,313	$11,854
2/29/2020	$11,082	$11,378	$12,068
3/31/2020	$10,377	$11,060	$11,997
4/30/2020	$10,636	$11,322	$12,210
5/31/2020	$10,788	$11,453	$12,267
6/30/2020	$10,941	$11,545	$12,344
7/31/2020	$11,013	$11,603	$12,528
8/31/2020	$11,084	$11,632	$12,427
9/30/2020	$11,077	$11,631	$12,420
10/31/2020	$11,094	$11,652	$12,365
11/30/2020	$11,165	$11,691	$12,486
12/31/2020	$11,235	$11,716	$12,504
1/31/2021	$11,252	$11,723	$12,414
2/28/2021	$11,269	$11,728	$12,235
3/31/2021	$11,259	$11,718	$12,082
4/30/2021	$11,277	$11,743	$12,177
5/31/2021	$11,320	$11,768	$12,217
6/30/2021	$11,309	$11,758	$12,303
7/31/2021	$11,325	$11,778	$12,440
8/31/2021	$11,313	$11,783	$12,417
9/30/2021	$11,301	$11,780	$12,309
10/31/2021	$11,288	$11,741	$12,306
11/30/2021	$11,276	$11,723	$12,342
12/31/2021	$11,263	$11,715	$12,311
1/31/2022	$11,171	$11,627	$12,045
2/28/2022	$11,107	$11,538	$11,911
3/31/2022	$10,962	$11,346	$11,580
4/30/2022	$10,873	$11,263	$11,141
5/31/2022	$10,865	$11,328	$11,213
6/30/2022	$10,723	$11,231	$11,037
7/31/2022	$10,826	$11,316	$11,306
8/31/2022	$10,770	$11,252	$10,987
9/30/2022	$10,577	$11,089	$10,512
10/31/2022	$10,523	$11,065	$10,376
11/30/2022	$10,635	$11,212	$10,758
12/31/2022	$10,665	$11,247	$10,709
1/31/2023	$10,806	$11,365	$11,039
2/28/2023	$10,726	$11,294	$10,753
3/31/2023	$10,815	$11,394	$11,026
4/30/2023	$10,878	$11,463	$11,093
5/31/2023	$10,829	$11,443	$10,972
6/30/2023	$10,781	$11,428	$10,933
7/31/2023	$10,844	$11,507	$10,926
8/31/2023	$10,881	$11,542	$10,856
9/30/2023	$10,861	$11,535	$10,580
10/31/2023	$10,871	$11,561	$10,413
11/30/2023	$10,995	$11,730	$10,884
12/31/2023	$11,148	$11,886	$11,301
1/31/2024	$11,217	$11,949	$11,270
2/29/2024	$11,197	$11,926	$11,111
3/31/2024	$11,238	$11,988	$11,213
4/30/2024	$11,220	$11,965	$10,930
5/31/2024	$11,291	$12,063	$11,116
6/30/2024	$11,362	$12,123	$11,221
7/31/2024	$11,462	$12,278	$11,483
8/31/2024	$11,563	$12,394	$11,648
9/30/2024	$11,635	$12,507	$11,804
10/31/2024	$11,587	$12,452	$11,511
11/30/2024	$11,660	$12,507	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	6.05%	1.29%	1.55%
Class C with sales charge	5.05%	1.29%	1.55%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,211,544,195
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 107,976,757
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054891
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class F
Trading Symbol	LDLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.54%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,922	$9,961	$10,009
1/31/2015	$9,976	$10,015	$10,219
2/28/2015	$10,009	$10,024	$10,123
3/31/2015	$10,043	$10,044	$10,170
4/30/2015	$10,077	$10,061	$10,134
5/31/2015	$10,086	$10,072	$10,109
6/30/2015	$10,074	$10,057	$9,999
7/31/2015	$10,061	$10,063	$10,069
8/31/2015	$10,049	$10,047	$10,054
9/30/2015	$10,037	$10,075	$10,122
10/31/2015	$10,069	$10,094	$10,124
11/30/2015	$10,057	$10,087	$10,097
12/31/2015	$9,997	$10,062	$10,064
1/31/2016	$9,986	$10,089	$10,203
2/29/2016	$9,974	$10,099	$10,275
3/31/2016	$10,124	$10,184	$10,370
4/30/2016	$10,205	$10,226	$10,409
5/31/2016	$10,215	$10,228	$10,412
6/30/2016	$10,297	$10,290	$10,599
7/31/2016	$10,330	$10,313	$10,666
8/31/2016	$10,366	$10,317	$10,654
9/30/2016	$10,401	$10,324	$10,648
10/31/2016	$10,411	$10,329	$10,566
11/30/2016	$10,374	$10,286	$10,316
12/31/2016	$10,383	$10,302	$10,331
1/31/2017	$10,441	$10,332	$10,351
2/28/2017	$10,475	$10,367	$10,421
3/31/2017	$10,485	$10,375	$10,415
4/30/2017	$10,519	$10,401	$10,496
5/31/2017	$10,551	$10,430	$10,576
6/30/2017	$10,560	$10,437	$10,566
7/31/2017	$10,592	$10,479	$10,611
8/31/2017	$10,626	$10,500	$10,706
9/30/2017	$10,634	$10,501	$10,655
10/31/2017	$10,640	$10,510	$10,662
11/30/2017	$10,649	$10,488	$10,648
12/31/2017	$10,656	$10,499	$10,697
1/31/2018	$10,639	$10,481	$10,574
2/28/2018	$10,622	$10,457	$10,473
3/31/2018	$10,630	$10,459	$10,540
4/30/2018	$10,641	$10,469	$10,462
5/31/2018	$10,675	$10,508	$10,537
6/30/2018	$10,686	$10,508	$10,524
7/31/2018	$10,695	$10,532	$10,526
8/31/2018	$10,732	$10,576	$10,594
9/30/2018	$10,742	$10,584	$10,526
10/31/2018	$10,726	$10,586	$10,443
11/30/2018	$10,762	$10,595	$10,505
12/31/2018	$10,797	$10,669	$10,698
1/31/2019	$10,884	$10,744	$10,812
2/28/2019	$10,946	$10,782	$10,805
3/31/2019	$11,035	$10,866	$11,013
4/30/2019	$11,071	$10,901	$11,016
5/31/2019	$11,133	$10,962	$11,211
6/30/2019	$11,194	$11,040	$11,352
7/31/2019	$11,229	$11,053	$11,377
8/31/2019	$11,290	$11,137	$11,672
9/30/2019	$11,298	$11,150	$11,610
10/31/2019	$11,330	$11,199	$11,645
11/30/2019	$11,362	$11,209	$11,639
12/31/2019	$11,394	$11,248	$11,630
1/31/2020	$11,479	$11,313	$11,854
2/29/2020	$11,509	$11,378	$12,068
3/31/2020	$10,779	$11,060	$11,997
4/30/2020	$11,056	$11,322	$12,210
5/31/2020	$11,249	$11,453	$12,267
6/30/2020	$11,389	$11,545	$12,344
7/31/2020	$11,471	$11,603	$12,528
8/31/2020	$11,554	$11,632	$12,427
9/30/2020	$11,553	$11,631	$12,420
10/31/2020	$11,578	$11,652	$12,365
11/30/2020	$11,660	$11,691	$12,486
12/31/2020	$11,741	$11,716	$12,504
1/31/2021	$11,766	$11,723	$12,414
2/28/2021	$11,791	$11,728	$12,235
3/31/2021	$11,788	$11,718	$12,082
4/30/2021	$11,842	$11,743	$12,177
5/31/2021	$11,866	$11,768	$12,217
6/30/2021	$11,862	$11,758	$12,303
7/31/2021	$11,886	$11,778	$12,440
8/31/2021	$11,881	$11,783	$12,417
9/30/2021	$11,903	$11,780	$12,309
10/31/2021	$11,869	$11,741	$12,306
11/30/2021	$11,863	$11,723	$12,342
12/31/2021	$11,857	$11,715	$12,311
1/31/2022	$11,795	$11,627	$12,045
2/28/2022	$11,705	$11,538	$11,911
3/31/2022	$11,559	$11,346	$11,580
4/30/2022	$11,471	$11,263	$11,141
5/31/2022	$11,498	$11,328	$11,213
6/30/2022	$11,354	$11,231	$11,037
7/31/2022	$11,470	$11,316	$11,306
8/31/2022	$11,388	$11,252	$10,987
9/30/2022	$11,189	$11,089	$10,512
10/31/2022	$11,167	$11,065	$10,376
11/30/2022	$11,264	$11,212	$10,758
12/31/2022	$11,303	$11,247	$10,709
1/31/2023	$11,461	$11,365	$11,039
2/28/2023	$11,410	$11,294	$10,753
3/31/2023	$11,513	$11,394	$11,026
4/30/2023	$11,556	$11,463	$11,093
5/31/2023	$11,541	$11,443	$10,972
6/30/2023	$11,496	$11,428	$10,933
7/31/2023	$11,571	$11,507	$10,926
8/31/2023	$11,617	$11,542	$10,856
9/30/2023	$11,602	$11,535	$10,580
10/31/2023	$11,589	$11,561	$10,413
11/30/2023	$11,759	$11,730	$10,884
12/31/2023	$11,930	$11,886	$11,301
1/31/2024	$11,980	$11,949	$11,270
2/29/2024	$11,965	$11,926	$11,111
3/31/2024	$12,048	$11,988	$11,213
4/30/2024	$12,004	$11,965	$10,930
5/31/2024	$12,119	$12,063	$11,116
6/30/2024	$12,170	$12,123	$11,221
7/31/2024	$12,318	$12,278	$11,483
8/31/2024	$12,402	$12,394	$11,648
9/30/2024	$12,518	$12,507	$11,804
10/31/2024	$12,474	$12,452	$11,511
11/30/2024	$12,528	$12,507	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	6.54%	1.97%	2.28%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,211,544,195
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 107,976,757
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188238
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class F3
Trading Symbol	LOLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.00%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,029	$10,020	$10,051
5/31/2017	$10,085	$10,047	$10,128
6/30/2017	$10,071	$10,054	$10,118
7/31/2017	$10,127	$10,094	$10,162
8/31/2017	$10,160	$10,114	$10,253
9/30/2017	$10,170	$10,115	$10,204
10/31/2017	$10,177	$10,124	$10,210
11/30/2017	$10,162	$10,103	$10,197
12/31/2017	$10,171	$10,113	$10,244
1/31/2018	$10,180	$10,096	$10,126
2/28/2018	$10,165	$10,073	$10,030
3/31/2018	$10,175	$10,075	$10,094
4/30/2018	$10,186	$10,084	$10,019
5/31/2018	$10,220	$10,122	$10,091
6/30/2018	$10,232	$10,122	$10,078
7/31/2018	$10,242	$10,146	$10,080
8/31/2018	$10,278	$10,188	$10,145
9/30/2018	$10,290	$10,195	$10,080
10/31/2018	$10,276	$10,197	$10,000
11/30/2018	$10,287	$10,206	$10,060
12/31/2018	$10,347	$10,277	$10,245
1/31/2019	$10,432	$10,350	$10,354
2/28/2019	$10,492	$10,386	$10,348
3/31/2019	$10,553	$10,467	$10,546
4/30/2019	$10,614	$10,501	$10,549
5/31/2019	$10,675	$10,560	$10,736
6/30/2019	$10,735	$10,635	$10,871
7/31/2019	$10,770	$10,647	$10,895
8/31/2019	$10,830	$10,728	$11,177
9/30/2019	$10,839	$10,741	$11,118
10/31/2019	$10,872	$10,788	$11,151
11/30/2019	$10,878	$10,798	$11,146
12/31/2019	$10,936	$10,835	$11,138
1/31/2020	$10,993	$10,897	$11,352
2/29/2020	$11,049	$10,960	$11,557
3/31/2020	$10,351	$10,654	$11,489
4/30/2020	$10,618	$10,907	$11,693
5/31/2020	$10,779	$11,032	$11,747
6/30/2020	$10,940	$11,121	$11,821
7/31/2020	$11,021	$11,177	$11,998
8/31/2020	$11,075	$11,205	$11,901
9/30/2020	$11,102	$11,204	$11,894
10/31/2020	$11,101	$11,224	$11,841
11/30/2020	$11,208	$11,262	$11,958
12/31/2020	$11,288	$11,286	$11,974
1/31/2021	$11,313	$11,293	$11,888
2/28/2021	$11,339	$11,297	$11,716
3/31/2021	$11,337	$11,288	$11,570
4/30/2021	$11,363	$11,311	$11,662
5/31/2021	$11,415	$11,336	$11,700
6/30/2021	$11,413	$11,326	$11,782
7/31/2021	$11,438	$11,346	$11,914
8/31/2021	$11,435	$11,350	$11,891
9/30/2021	$11,431	$11,347	$11,788
10/31/2021	$11,426	$11,310	$11,785
11/30/2021	$11,422	$11,293	$11,820
12/31/2021	$11,418	$11,285	$11,789
1/31/2022	$11,332	$11,201	$11,535
2/28/2022	$11,275	$11,114	$11,407
3/31/2022	$11,136	$10,929	$11,090
4/30/2022	$11,053	$10,849	$10,669
5/31/2022	$11,053	$10,912	$10,738
6/30/2022	$10,916	$10,819	$10,569
7/31/2022	$11,030	$10,901	$10,828
8/31/2022	$10,981	$10,839	$10,522
9/30/2022	$10,791	$10,682	$10,067
10/31/2022	$10,743	$10,659	$9,937
11/30/2022	$10,866	$10,800	$10,302
12/31/2022	$10,905	$10,834	$10,256
1/31/2023	$11,059	$10,947	$10,571
2/28/2023	$10,983	$10,879	$10,298
3/31/2023	$11,083	$10,975	$10,559
4/30/2023	$11,156	$11,042	$10,623
5/31/2023	$11,114	$11,023	$10,508
6/30/2023	$11,072	$11,009	$10,470
7/31/2023	$11,145	$11,084	$10,463
8/31/2023	$11,192	$11,118	$10,396
9/30/2023	$11,179	$11,111	$10,132
10/31/2023	$11,197	$11,137	$9,972
11/30/2023	$11,334	$11,300	$10,424
12/31/2023	$11,500	$11,450	$10,823
1/31/2024	$11,580	$11,510	$10,793
2/29/2024	$11,568	$11,488	$10,640
3/31/2024	$11,619	$11,548	$10,739
4/30/2024	$11,609	$11,526	$10,467
5/31/2024	$11,691	$11,620	$10,645
6/30/2024	$11,773	$11,678	$10,746
7/31/2024	$11,886	$11,827	$10,997
8/31/2024	$12,000	$11,939	$11,155
9/30/2024	$12,114	$12,048	$11,304
10/31/2024	$12,043	$11,995	$11,024
11/30/2024	$12,127	$12,047	$11,140

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.00%	2.20%	2.55%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.46%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,211,544,195
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 107,976,757
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019991
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class I
Trading Symbol	LLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.64%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,923	$9,961	$10,009
1/31/2015	$9,978	$10,015	$10,219
2/28/2015	$10,012	$10,024	$10,123
3/31/2015	$10,046	$10,044	$10,170
4/30/2015	$10,081	$10,061	$10,134
5/31/2015	$10,091	$10,072	$10,109
6/30/2015	$10,080	$10,057	$9,999
7/31/2015	$10,068	$10,063	$10,069
8/31/2015	$10,057	$10,047	$10,054
9/30/2015	$10,045	$10,075	$10,122
10/31/2015	$10,078	$10,094	$10,124
11/30/2015	$10,066	$10,087	$10,097
12/31/2015	$10,008	$10,062	$10,064
1/31/2016	$9,997	$10,089	$10,203
2/29/2016	$9,985	$10,099	$10,275
3/31/2016	$10,137	$10,184	$10,370
4/30/2016	$10,219	$10,226	$10,409
5/31/2016	$10,230	$10,228	$10,412
6/30/2016	$10,313	$10,290	$10,599
7/31/2016	$10,347	$10,313	$10,666
8/31/2016	$10,383	$10,317	$10,654
9/30/2016	$10,396	$10,324	$10,648
10/31/2016	$10,430	$10,329	$10,566
11/30/2016	$10,394	$10,286	$10,316
12/31/2016	$10,404	$10,302	$10,331
1/31/2017	$10,463	$10,332	$10,351
2/28/2017	$10,498	$10,367	$10,421
3/31/2017	$10,509	$10,375	$10,415
4/30/2017	$10,543	$10,401	$10,496
5/31/2017	$10,577	$10,430	$10,576
6/30/2017	$10,587	$10,437	$10,566
7/31/2017	$10,620	$10,479	$10,611
8/31/2017	$10,654	$10,500	$10,706
9/30/2017	$10,664	$10,501	$10,655
10/31/2017	$10,671	$10,510	$10,662
11/30/2017	$10,655	$10,488	$10,648
12/31/2017	$10,688	$10,499	$10,697
1/31/2018	$10,672	$10,481	$10,574
2/28/2018	$10,656	$10,457	$10,473
3/31/2018	$10,665	$10,459	$10,540
4/30/2018	$10,677	$10,469	$10,462
5/31/2018	$10,712	$10,508	$10,537
6/30/2018	$10,724	$10,508	$10,524
7/31/2018	$10,734	$10,532	$10,526
8/31/2018	$10,771	$10,576	$10,594
9/30/2018	$10,783	$10,584	$10,526
10/31/2018	$10,767	$10,586	$10,443
11/30/2018	$10,804	$10,595	$10,505
12/31/2018	$10,841	$10,669	$10,698
1/31/2019	$10,929	$10,744	$10,812
2/28/2019	$10,992	$10,782	$10,805
3/31/2019	$11,055	$10,866	$11,013
4/30/2019	$11,119	$10,901	$11,016
5/31/2019	$11,182	$10,962	$11,211
6/30/2019	$11,245	$11,040	$11,352
7/31/2019	$11,281	$11,053	$11,377
8/31/2019	$11,343	$11,137	$11,672
9/30/2019	$11,352	$11,150	$11,610
10/31/2019	$11,385	$11,199	$11,645
11/30/2019	$11,391	$11,209	$11,639
12/31/2019	$11,451	$11,248	$11,630
1/31/2020	$11,538	$11,313	$11,854
2/29/2020	$11,569	$11,378	$12,068
3/31/2020	$10,836	$11,060	$11,997
4/30/2020	$11,115	$11,322	$12,210
5/31/2020	$11,311	$11,453	$12,267
6/30/2020	$11,452	$11,545	$12,344
7/31/2020	$11,536	$11,603	$12,528
8/31/2020	$11,620	$11,632	$12,427
9/30/2020	$11,620	$11,631	$12,420
10/31/2020	$11,646	$11,652	$12,365
11/30/2020	$11,729	$11,691	$12,486
12/31/2020	$11,812	$11,716	$12,504
1/31/2021	$11,838	$11,723	$12,414
2/28/2021	$11,864	$11,728	$12,235
3/31/2021	$11,862	$11,718	$12,082
4/30/2021	$11,917	$11,743	$12,177
5/31/2021	$11,943	$11,768	$12,217
6/30/2021	$11,940	$11,758	$12,303
7/31/2021	$11,965	$11,778	$12,440
8/31/2021	$11,961	$11,783	$12,417
9/30/2021	$11,956	$11,780	$12,309
10/31/2021	$11,950	$11,741	$12,306
11/30/2021	$11,946	$11,723	$12,342
12/31/2021	$11,941	$11,715	$12,311
1/31/2022	$11,879	$11,627	$12,045
2/28/2022	$11,790	$11,538	$11,911
3/31/2022	$11,643	$11,346	$11,580
4/30/2022	$11,556	$11,263	$11,141
5/31/2022	$11,555	$11,328	$11,213
6/30/2022	$11,440	$11,231	$11,037
7/31/2022	$11,558	$11,316	$11,306
8/31/2022	$11,477	$11,252	$10,987
9/30/2022	$11,277	$11,089	$10,512
10/31/2022	$11,256	$11,065	$10,376
11/30/2022	$11,354	$11,212	$10,758
12/31/2022	$11,394	$11,247	$10,709
1/31/2023	$11,554	$11,365	$11,039
2/28/2023	$11,475	$11,294	$10,753
3/31/2023	$11,579	$11,394	$11,026
4/30/2023	$11,654	$11,463	$11,093
5/31/2023	$11,609	$11,443	$10,972
6/30/2023	$11,595	$11,428	$10,933
7/31/2023	$11,671	$11,507	$10,926
8/31/2023	$11,719	$11,542	$10,856
9/30/2023	$11,705	$11,535	$10,580
10/31/2023	$11,692	$11,561	$10,413
11/30/2023	$11,865	$11,730	$10,884
12/31/2023	$12,008	$11,886	$11,301
1/31/2024	$12,091	$11,949	$11,270
2/29/2024	$12,076	$11,926	$11,111
3/31/2024	$12,129	$11,988	$11,213
4/30/2024	$12,118	$11,965	$10,930
5/31/2024	$12,234	$12,063	$11,116
6/30/2024	$12,287	$12,123	$11,221
7/31/2024	$12,437	$12,278	$11,483
8/31/2024	$12,523	$12,394	$11,648
9/30/2024	$12,642	$12,507	$11,804
10/31/2024	$12,598	$12,452	$11,511
11/30/2024	$12,653	$12,507	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	6.64%	2.12%	2.38%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,211,544,195
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 107,976,757
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054892
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R2
Trading Symbol	LDLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.28%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,940	$9,961	$10,009
1/31/2015	$9,968	$10,015	$10,219
2/28/2015	$10,019	$10,024	$10,123
3/31/2015	$10,026	$10,044	$10,170
4/30/2015	$10,056	$10,061	$10,134
5/31/2015	$10,084	$10,072	$10,109
6/30/2015	$10,068	$10,057	$9,999
7/31/2015	$10,051	$10,063	$10,069
8/31/2015	$10,012	$10,047	$10,054
9/30/2015	$10,018	$10,075	$10,122
10/31/2015	$10,046	$10,094	$10,124
11/30/2015	$10,007	$10,087	$10,097
12/31/2015	$9,944	$10,062	$10,064
1/31/2016	$9,928	$10,089	$10,203
2/29/2016	$9,935	$10,099	$10,275
3/31/2016	$10,058	$10,184	$10,370
4/30/2016	$10,135	$10,226	$10,409
5/31/2016	$10,140	$10,228	$10,412
6/30/2016	$10,217	$10,290	$10,599
7/31/2016	$10,270	$10,313	$10,666
8/31/2016	$10,277	$10,317	$10,654
9/30/2016	$10,308	$10,324	$10,648
10/31/2016	$10,314	$10,329	$10,566
11/30/2016	$10,273	$10,286	$10,316
12/31/2016	$10,302	$10,302	$10,331
1/31/2017	$10,331	$10,332	$10,351
2/28/2017	$10,361	$10,367	$10,421
3/31/2017	$10,366	$10,375	$10,415
4/30/2017	$10,419	$10,401	$10,496
5/31/2017	$10,447	$10,430	$10,576
6/30/2017	$10,427	$10,437	$10,566
7/31/2017	$10,479	$10,479	$10,611
8/31/2017	$10,508	$10,500	$10,706
9/30/2017	$10,487	$10,501	$10,655
10/31/2017	$10,514	$10,510	$10,662
11/30/2017	$10,493	$10,488	$10,648
12/31/2017	$10,496	$10,499	$10,697
1/31/2018	$10,474	$10,481	$10,574
2/28/2018	$10,479	$10,457	$10,473
3/31/2018	$10,483	$10,459	$10,540
4/30/2018	$10,464	$10,469	$10,462
5/31/2018	$10,494	$10,508	$10,537
6/30/2018	$10,500	$10,508	$10,524
7/31/2018	$10,529	$10,532	$10,526
8/31/2018	$10,561	$10,576	$10,594
9/30/2018	$10,567	$10,584	$10,526
10/31/2018	$10,547	$10,586	$10,443
11/30/2018	$10,552	$10,595	$10,505
12/31/2018	$10,583	$10,669	$10,698
1/31/2019	$10,689	$10,744	$10,812
2/28/2019	$10,721	$10,782	$10,805
3/31/2019	$10,803	$10,866	$11,013
4/30/2019	$10,834	$10,901	$11,016
5/31/2019	$10,890	$10,962	$11,211
6/30/2019	$10,971	$11,040	$11,352
7/31/2019	$10,975	$11,053	$11,377
8/31/2019	$11,030	$11,137	$11,672
9/30/2019	$11,059	$11,150	$11,610
10/31/2019	$11,086	$11,199	$11,645
11/30/2019	$11,087	$11,209	$11,639
12/31/2019	$11,113	$11,248	$11,630
1/31/2020	$11,192	$11,313	$11,854
2/29/2020	$11,243	$11,378	$12,068
3/31/2020	$10,527	$11,060	$11,997
4/30/2020	$10,792	$11,322	$12,210
5/31/2020	$10,950	$11,453	$12,267
6/30/2020	$11,108	$11,545	$12,344
7/31/2020	$11,183	$11,603	$12,528
8/31/2020	$11,232	$11,632	$12,427
9/30/2020	$11,227	$11,631	$12,420
10/31/2020	$11,246	$11,652	$12,365
11/30/2020	$11,348	$11,691	$12,486
12/31/2020	$11,395	$11,716	$12,504
1/31/2021	$11,442	$11,723	$12,414
2/28/2021	$11,462	$11,728	$12,235
3/31/2021	$11,454	$11,718	$12,082
4/30/2021	$11,474	$11,743	$12,177
5/31/2021	$11,493	$11,768	$12,217
6/30/2021	$11,512	$11,758	$12,303
7/31/2021	$11,530	$11,778	$12,440
8/31/2021	$11,521	$11,783	$12,417
9/30/2021	$11,510	$11,780	$12,309
10/31/2021	$11,499	$11,741	$12,306
11/30/2021	$11,462	$11,723	$12,342
12/31/2021	$11,479	$11,715	$12,311
1/31/2022	$11,386	$11,627	$12,045
2/28/2022	$11,322	$11,538	$11,911
3/31/2022	$11,149	$11,346	$11,580
4/30/2022	$11,060	$11,263	$11,141
5/31/2022	$11,081	$11,328	$11,213
6/30/2022	$10,938	$11,231	$11,037
7/31/2022	$11,045	$11,316	$11,306
8/31/2022	$10,962	$11,252	$10,987
9/30/2022	$10,766	$11,089	$10,512
10/31/2022	$10,740	$11,065	$10,376
11/30/2022	$10,857	$11,212	$10,758
12/31/2022	$10,889	$11,247	$10,709
1/31/2023	$11,008	$11,365	$11,039
2/28/2023	$10,956	$11,294	$10,753
3/31/2023	$11,049	$11,394	$11,026
4/30/2023	$11,087	$11,463	$11,093
5/31/2023	$11,067	$11,443	$10,972
6/30/2023	$11,020	$11,428	$10,933
7/31/2023	$11,087	$11,507	$10,926
8/31/2023	$11,126	$11,542	$10,856
9/30/2023	$11,108	$11,535	$10,580
10/31/2023	$11,119	$11,561	$10,413
11/30/2023	$11,249	$11,730	$10,884
12/31/2023	$11,407	$11,886	$11,301
1/31/2024	$11,480	$11,949	$11,270
2/29/2024	$11,432	$11,926	$11,111
3/31/2024	$11,505	$11,988	$11,213
4/30/2024	$11,459	$11,965	$10,930
5/31/2024	$11,564	$12,063	$11,116
6/30/2024	$11,639	$12,123	$11,221
7/31/2024	$11,744	$12,278	$11,483
8/31/2024	$11,849	$12,394	$11,648
9/30/2024	$11,925	$12,507	$11,804
10/31/2024	$11,878	$12,452	$11,511
11/30/2024	$11,955	$12,507	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.28%	1.52%	1.80%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,211,544,195
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 107,976,757
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054893
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R3
Trading Symbol	LDLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.39%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,941	$9,961	$10,009
1/31/2015	$9,992	$10,015	$10,219
2/28/2015	$10,022	$10,024	$10,123
3/31/2015	$10,052	$10,044	$10,170
4/30/2015	$10,060	$10,061	$10,134
5/31/2015	$10,089	$10,072	$10,109
6/30/2015	$10,074	$10,057	$9,999
7/31/2015	$10,058	$10,063	$10,069
8/31/2015	$10,020	$10,047	$10,054
9/30/2015	$10,027	$10,075	$10,122
10/31/2015	$10,056	$10,094	$10,124
11/30/2015	$10,017	$10,087	$10,097
12/31/2015	$9,978	$10,062	$10,064
1/31/2016	$9,963	$10,089	$10,203
2/29/2016	$9,948	$10,099	$10,275
3/31/2016	$10,072	$10,184	$10,370
4/30/2016	$10,150	$10,226	$10,409
5/31/2016	$10,180	$10,228	$10,412
6/30/2016	$10,258	$10,290	$10,599
7/31/2016	$10,287	$10,313	$10,666
8/31/2016	$10,297	$10,317	$10,654
9/30/2016	$10,328	$10,324	$10,648
10/31/2016	$10,334	$10,329	$10,566
11/30/2016	$10,294	$10,286	$10,316
12/31/2016	$10,324	$10,302	$10,331
1/31/2017	$10,354	$10,332	$10,351
2/28/2017	$10,409	$10,367	$10,421
3/31/2017	$10,415	$10,375	$10,415
4/30/2017	$10,445	$10,401	$10,496
5/31/2017	$10,474	$10,430	$10,576
6/30/2017	$10,480	$10,437	$10,566
7/31/2017	$10,508	$10,479	$10,611
8/31/2017	$10,538	$10,500	$10,706
9/30/2017	$10,543	$10,501	$10,655
10/31/2017	$10,546	$10,510	$10,662
11/30/2017	$10,526	$10,488	$10,648
12/31/2017	$10,530	$10,499	$10,697
1/31/2018	$10,534	$10,481	$10,574
2/28/2018	$10,514	$10,457	$10,473
3/31/2018	$10,519	$10,459	$10,540
4/30/2018	$10,526	$10,469	$10,462
5/31/2018	$10,557	$10,508	$10,537
6/30/2018	$10,539	$10,508	$10,524
7/31/2018	$10,569	$10,532	$10,526
8/31/2018	$10,602	$10,576	$10,594
9/30/2018	$10,609	$10,584	$10,526
10/31/2018	$10,589	$10,586	$10,443
11/30/2018	$10,596	$10,595	$10,505
12/31/2018	$10,653	$10,669	$10,698
1/31/2019	$10,735	$10,744	$10,812
2/28/2019	$10,767	$10,782	$10,805
3/31/2019	$10,851	$10,866	$11,013
4/30/2019	$10,909	$10,901	$11,016
5/31/2019	$10,940	$10,962	$11,211
6/30/2019	$11,023	$11,040	$11,352
7/31/2019	$11,054	$11,053	$11,377
8/31/2019	$11,110	$11,137	$11,672
9/30/2019	$11,114	$11,150	$11,610
10/31/2019	$11,142	$11,199	$11,645
11/30/2019	$11,144	$11,209	$11,639
12/31/2019	$11,171	$11,248	$11,630
1/31/2020	$11,251	$11,313	$11,854
2/29/2020	$11,304	$11,378	$12,068
3/31/2020	$10,584	$11,060	$11,997
4/30/2020	$10,852	$11,322	$12,210
5/31/2020	$11,012	$11,453	$12,267
6/30/2020	$11,171	$11,545	$12,344
7/31/2020	$11,248	$11,603	$12,528
8/31/2020	$11,299	$11,632	$12,427
9/30/2020	$11,321	$11,631	$12,420
10/31/2020	$11,314	$11,652	$12,365
11/30/2020	$11,418	$11,691	$12,486
12/31/2020	$11,467	$11,716	$12,504
1/31/2021	$11,515	$11,723	$12,414
2/28/2021	$11,535	$11,728	$12,235
3/31/2021	$11,529	$11,718	$12,082
4/30/2021	$11,550	$11,743	$12,177
5/31/2021	$11,597	$11,768	$12,217
6/30/2021	$11,590	$11,758	$12,303
7/31/2021	$11,609	$11,778	$12,440
8/31/2021	$11,600	$11,783	$12,417
9/30/2021	$11,591	$11,780	$12,309
10/31/2021	$11,581	$11,741	$12,306
11/30/2021	$11,544	$11,723	$12,342
12/31/2021	$11,562	$11,715	$12,311
1/31/2022	$11,470	$11,627	$12,045
2/28/2022	$11,407	$11,538	$11,911
3/31/2022	$11,261	$11,346	$11,580
4/30/2022	$11,172	$11,263	$11,141
5/31/2022	$11,166	$11,328	$11,213
6/30/2022	$11,023	$11,231	$11,037
7/31/2022	$11,132	$11,316	$11,306
8/31/2022	$11,077	$11,252	$10,987
9/30/2022	$10,881	$11,089	$10,512
10/31/2022	$10,827	$11,065	$10,376
11/30/2022	$10,946	$11,212	$10,758
12/31/2022	$10,980	$11,247	$10,709
1/31/2023	$11,129	$11,365	$11,039
2/28/2023	$11,048	$11,294	$10,753
3/31/2023	$11,144	$11,394	$11,026
4/30/2023	$11,211	$11,463	$11,093
5/31/2023	$11,164	$11,443	$10,972
6/30/2023	$11,116	$11,428	$10,933
7/31/2023	$11,185	$11,507	$10,926
8/31/2023	$11,226	$11,542	$10,856
9/30/2023	$11,208	$11,535	$10,580
10/31/2023	$11,221	$11,561	$10,413
11/30/2023	$11,352	$11,730	$10,884
12/31/2023	$11,513	$11,886	$11,301
1/31/2024	$11,588	$11,949	$11,270
2/29/2024	$11,570	$11,926	$11,111
3/31/2024	$11,615	$11,988	$11,213
4/30/2024	$11,600	$11,965	$10,930
5/31/2024	$11,676	$12,063	$11,116
6/30/2024	$11,752	$12,123	$11,221
7/31/2024	$11,860	$12,278	$11,483
8/31/2024	$11,968	$12,394	$11,648
9/30/2024	$12,076	$12,507	$11,804
10/31/2024	$11,999	$12,452	$11,511
11/30/2024	$12,077	$12,507	$11,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.39%	1.62%	1.91%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,211,544,195
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 107,976,757
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156626
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R4
Trading Symbol	LDLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.37%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,986	$10,006	$10,070
8/31/2015	$9,950	$9,990	$10,055
9/30/2015	$9,960	$10,018	$10,123
10/31/2015	$9,991	$10,037	$10,125
11/30/2015	$9,977	$10,030	$10,098
12/31/2015	$9,917	$10,005	$10,065
1/31/2016	$9,904	$10,032	$10,204
2/29/2016	$9,914	$10,042	$10,276
3/31/2016	$10,039	$10,127	$10,371
4/30/2016	$10,118	$10,168	$10,410
5/31/2016	$10,127	$10,170	$10,413
6/30/2016	$10,207	$10,232	$10,600
7/31/2016	$10,238	$10,255	$10,667
8/31/2016	$10,273	$10,258	$10,655
9/30/2016	$10,306	$10,266	$10,649
10/31/2016	$10,315	$10,271	$10,567
11/30/2016	$10,277	$10,228	$10,317
12/31/2016	$10,285	$10,244	$10,332
1/31/2017	$10,341	$10,274	$10,352
2/28/2017	$10,374	$10,308	$10,422
3/31/2017	$10,382	$10,316	$10,416
4/30/2017	$10,414	$10,343	$10,497
5/31/2017	$10,445	$10,371	$10,577
6/30/2017	$10,453	$10,378	$10,567
7/31/2017	$10,483	$10,419	$10,612
8/31/2017	$10,515	$10,441	$10,707
9/30/2017	$10,522	$10,442	$10,656
10/31/2017	$10,527	$10,451	$10,663
11/30/2017	$10,534	$10,428	$10,649
12/31/2017	$10,540	$10,440	$10,698
1/31/2018	$10,522	$10,421	$10,575
2/28/2018	$10,504	$10,398	$10,474
3/31/2018	$10,511	$10,400	$10,542
4/30/2018	$10,521	$10,410	$10,463
5/31/2018	$10,554	$10,449	$10,538
6/30/2018	$10,563	$10,449	$10,525
7/31/2018	$10,571	$10,473	$10,527
8/31/2018	$10,606	$10,516	$10,595
9/30/2018	$10,615	$10,524	$10,527
10/31/2018	$10,597	$10,526	$10,444
11/30/2018	$10,632	$10,535	$10,506
12/31/2018	$10,666	$10,609	$10,699
1/31/2019	$10,750	$10,684	$10,813
2/28/2019	$10,810	$10,721	$10,806
3/31/2019	$10,896	$10,805	$11,014
4/30/2019	$10,931	$10,840	$11,017
5/31/2019	$10,990	$10,900	$11,212
6/30/2019	$11,076	$10,978	$11,353
7/31/2019	$11,083	$10,991	$11,378
8/31/2019	$11,141	$11,074	$11,673
9/30/2019	$11,148	$11,087	$11,611
10/31/2019	$11,179	$11,136	$11,646
11/30/2019	$11,209	$11,146	$11,640
12/31/2019	$11,239	$11,185	$11,632
1/31/2020	$11,322	$11,249	$11,855
2/29/2020	$11,350	$11,314	$12,069
3/31/2020	$10,630	$10,997	$11,998
4/30/2020	$10,901	$11,258	$12,211
5/31/2020	$11,090	$11,388	$12,268
6/30/2020	$11,226	$11,480	$12,345
7/31/2020	$11,306	$11,537	$12,530
8/31/2020	$11,386	$11,566	$12,428
9/30/2020	$11,384	$11,565	$12,422
10/31/2020	$11,407	$11,586	$12,366
11/30/2020	$11,486	$11,625	$12,488
12/31/2020	$11,565	$11,650	$12,505
1/31/2021	$11,589	$11,657	$12,415
2/28/2021	$11,613	$11,662	$12,236
3/31/2021	$11,609	$11,652	$12,083
4/30/2021	$11,661	$11,676	$12,178
5/31/2021	$11,685	$11,701	$12,218
6/30/2021	$11,680	$11,692	$12,304
7/31/2021	$11,703	$11,712	$12,442
8/31/2021	$11,697	$11,717	$12,418
9/30/2021	$11,719	$11,713	$12,310
10/31/2021	$11,684	$11,675	$12,307
11/30/2021	$11,678	$11,657	$12,344
12/31/2021	$11,671	$11,649	$12,312
1/31/2022	$11,601	$11,562	$12,047
2/28/2022	$11,511	$11,473	$11,912
3/31/2022	$11,366	$11,281	$11,581
4/30/2022	$11,279	$11,199	$11,142
5/31/2022	$11,304	$11,264	$11,214
6/30/2022	$11,161	$11,167	$11,038
7/31/2022	$11,274	$11,252	$11,307
8/31/2022	$11,193	$11,189	$10,988
9/30/2022	$10,996	$11,027	$10,513
10/31/2022	$10,973	$11,003	$10,377
11/30/2022	$11,067	$11,149	$10,759
12/31/2022	$11,103	$11,183	$10,710
1/31/2023	$11,257	$11,300	$11,040
2/28/2023	$11,178	$11,230	$10,754
3/31/2023	$11,305	$11,329	$11,027
4/30/2023	$11,347	$11,398	$11,094
5/31/2023	$11,301	$11,379	$10,973
6/30/2023	$11,285	$11,364	$10,934
7/31/2023	$11,357	$11,442	$10,927
8/31/2023	$11,401	$11,477	$10,857
9/30/2023	$11,385	$11,470	$10,581
10/31/2023	$11,371	$11,496	$10,414
11/30/2023	$11,536	$11,664	$10,886
12/31/2023	$11,702	$11,819	$11,302
1/31/2024	$11,750	$11,882	$11,271
2/29/2024	$11,734	$11,858	$11,112
3/31/2024	$11,783	$11,921	$11,215
4/30/2024	$11,770	$11,897	$10,931
5/31/2024	$11,880	$11,995	$11,117
6/30/2024	$11,929	$12,055	$11,222
7/31/2024	$12,072	$12,209	$11,484
8/31/2024	$12,153	$12,324	$11,649
9/30/2024	$12,265	$12,436	$11,805
10/31/2024	$12,221	$12,382	$11,512
11/30/2024	$12,272	$12,436	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	6.37%	1.83%	2.20%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,211,544,195
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 107,976,757
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156627
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R5
Trading Symbol	LDLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.92%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,988	$10,006	$10,070
8/31/2015	$9,954	$9,990	$10,055
9/30/2015	$9,966	$10,018	$10,123
10/31/2015	$9,998	$10,037	$10,125
11/30/2015	$9,986	$10,030	$10,098
12/31/2015	$9,928	$10,005	$10,065
1/31/2016	$9,894	$10,032	$10,204
2/29/2016	$9,905	$10,042	$10,276
3/31/2016	$10,033	$10,127	$10,371
4/30/2016	$10,115	$10,168	$10,410
5/31/2016	$10,125	$10,170	$10,413
6/30/2016	$10,208	$10,232	$10,600
7/31/2016	$10,265	$10,255	$10,667
8/31/2016	$10,278	$10,258	$10,655
9/30/2016	$10,314	$10,266	$10,649
10/31/2016	$10,324	$10,271	$10,567
11/30/2016	$10,288	$10,228	$10,317
12/31/2016	$10,323	$10,244	$10,332
1/31/2017	$10,357	$10,274	$10,352
2/28/2017	$10,392	$10,308	$10,422
3/31/2017	$10,402	$10,316	$10,416
4/30/2017	$10,461	$10,343	$10,497
5/31/2017	$10,494	$10,371	$10,577
6/30/2017	$10,480	$10,378	$10,567
7/31/2017	$10,537	$10,419	$10,612
8/31/2017	$10,571	$10,441	$10,707
9/30/2017	$10,556	$10,442	$10,656
10/31/2017	$10,588	$10,451	$10,663
11/30/2017	$10,572	$10,428	$10,649
12/31/2017	$10,580	$10,440	$10,698
1/31/2018	$10,564	$10,421	$10,575
2/28/2018	$10,573	$10,398	$10,474
3/31/2018	$10,582	$10,400	$10,542
4/30/2018	$10,569	$10,410	$10,463
5/31/2018	$10,629	$10,449	$10,538
6/30/2018	$10,616	$10,449	$10,525
7/31/2018	$10,651	$10,473	$10,527
8/31/2018	$10,688	$10,516	$10,595
9/30/2018	$10,700	$10,524	$10,527
10/31/2018	$10,684	$10,526	$10,444
11/30/2018	$10,695	$10,535	$10,506
12/31/2018	$10,732	$10,609	$10,699
1/31/2019	$10,845	$10,684	$10,813
2/28/2019	$10,882	$10,721	$10,806
3/31/2019	$10,971	$10,805	$11,014
4/30/2019	$11,008	$10,840	$11,017
5/31/2019	$11,070	$10,900	$11,212
6/30/2019	$11,159	$10,978	$11,353
7/31/2019	$11,195	$10,991	$11,378
8/31/2019	$11,256	$11,074	$11,673
9/30/2019	$11,265	$11,087	$11,611
10/31/2019	$11,298	$11,136	$11,646
11/30/2019	$11,305	$11,146	$11,640
12/31/2019	$11,337	$11,185	$11,632
1/31/2020	$11,423	$11,249	$11,855
2/29/2020	$11,481	$11,314	$12,069
3/31/2020	$10,753	$10,997	$11,998
4/30/2020	$11,031	$11,258	$12,211
5/31/2020	$11,198	$11,388	$12,268
6/30/2020	$11,365	$11,480	$12,345
7/31/2020	$11,448	$11,537	$12,530
8/31/2020	$11,504	$11,566	$12,428
9/30/2020	$11,504	$11,565	$12,422
10/31/2020	$11,530	$11,586	$12,366
11/30/2020	$11,641	$11,625	$12,488
12/31/2020	$11,696	$11,650	$12,505
1/31/2021	$11,751	$11,657	$12,415
2/28/2021	$11,777	$11,662	$12,236
3/31/2021	$11,775	$11,652	$12,083
4/30/2021	$11,802	$11,676	$12,178
5/31/2021	$11,829	$11,701	$12,218
6/30/2021	$11,854	$11,692	$12,304
7/31/2021	$11,880	$11,712	$12,442
8/31/2021	$11,877	$11,717	$12,418
9/30/2021	$11,873	$11,713	$12,310
10/31/2021	$11,868	$11,675	$12,307
11/30/2021	$11,836	$11,657	$12,344
12/31/2021	$11,860	$11,649	$12,312
1/31/2022	$11,761	$11,562	$12,047
2/28/2022	$11,700	$11,473	$11,912
3/31/2022	$11,555	$11,281	$11,581
4/30/2022	$11,439	$11,199	$11,142
5/31/2022	$11,468	$11,264	$11,214
6/30/2022	$11,324	$11,167	$11,038
7/31/2022	$11,442	$11,252	$11,307
8/31/2022	$11,361	$11,189	$10,988
9/30/2022	$11,192	$11,027	$10,513
10/31/2022	$11,141	$11,003	$10,377
11/30/2022	$11,268	$11,149	$10,759
12/31/2022	$11,308	$11,183	$10,710
1/31/2023	$11,467	$11,300	$11,040
2/28/2023	$11,388	$11,230	$10,754
3/31/2023	$11,491	$11,329	$11,027
4/30/2023	$11,566	$11,398	$11,094
5/31/2023	$11,521	$11,379	$10,973
6/30/2023	$11,477	$11,364	$10,934
7/31/2023	$11,552	$11,442	$10,927
8/31/2023	$11,600	$11,477	$10,857
9/30/2023	$11,586	$11,470	$10,581
10/31/2023	$11,604	$11,496	$10,414
11/30/2023	$11,745	$11,664	$10,886
12/31/2023	$11,917	$11,819	$11,302
1/31/2024	$11,999	$11,882	$11,271
2/29/2024	$11,985	$11,858	$11,112
3/31/2024	$12,037	$11,921	$11,215
4/30/2024	$12,026	$11,897	$10,931
5/31/2024	$12,110	$11,995	$11,117
6/30/2024	$12,194	$12,055	$11,222
7/31/2024	$12,311	$12,209	$11,484
8/31/2024	$12,428	$12,324	$11,649
9/30/2024	$12,514	$12,436	$11,805
10/31/2024	$12,471	$12,382	$11,512
11/30/2024	$12,558	$12,436	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	6.92%	2.12%	2.45%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,211,544,195
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 107,976,757
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156628
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Fund
Class Name	Class R6
Trading Symbol	LDLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.72%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,011	$10,006	$10,070
8/31/2015	$9,978	$9,990	$10,055
9/30/2015	$9,967	$10,018	$10,123
10/31/2015	$10,001	$10,037	$10,125
11/30/2015	$9,990	$10,030	$10,098
12/31/2015	$9,932	$10,005	$10,065
1/31/2016	$9,922	$10,032	$10,204
2/29/2016	$9,934	$10,042	$10,276
3/31/2016	$10,062	$10,127	$10,371
4/30/2016	$10,145	$10,168	$10,410
5/31/2016	$10,156	$10,170	$10,413
6/30/2016	$10,239	$10,232	$10,600
7/31/2016	$10,297	$10,255	$10,667
8/31/2016	$10,311	$10,258	$10,655
9/30/2016	$10,347	$10,266	$10,649
10/31/2016	$10,359	$10,271	$10,567
11/30/2016	$10,323	$10,228	$10,317
12/31/2016	$10,358	$10,244	$10,332
1/31/2017	$10,393	$10,274	$10,352
2/28/2017	$10,429	$10,308	$10,422
3/31/2017	$10,439	$10,316	$10,416
4/30/2017	$10,474	$10,343	$10,497
5/31/2017	$10,508	$10,371	$10,577
6/30/2017	$10,519	$10,378	$10,567
7/31/2017	$10,552	$10,419	$10,612
8/31/2017	$10,587	$10,441	$10,707
9/30/2017	$10,597	$10,442	$10,656
10/31/2017	$10,605	$10,451	$10,663
11/30/2017	$10,614	$10,428	$10,649
12/31/2017	$10,623	$10,440	$10,698
1/31/2018	$10,607	$10,421	$10,575
2/28/2018	$10,592	$10,398	$10,474
3/31/2018	$10,602	$10,400	$10,542
4/30/2018	$10,614	$10,410	$10,463
5/31/2018	$10,650	$10,449	$10,538
6/30/2018	$10,662	$10,449	$10,525
7/31/2018	$10,672	$10,473	$10,527
8/31/2018	$10,711	$10,516	$10,595
9/30/2018	$10,723	$10,524	$10,527
10/31/2018	$10,734	$10,526	$10,444
11/30/2018	$10,745	$10,535	$10,506
12/31/2018	$10,782	$10,609	$10,699
1/31/2019	$10,871	$10,684	$10,813
2/28/2019	$10,934	$10,721	$10,806
3/31/2019	$11,024	$10,805	$11,014
4/30/2019	$11,062	$10,840	$11,017
5/31/2019	$11,125	$10,900	$11,212
6/30/2019	$11,214	$10,978	$11,353
7/31/2019	$11,224	$10,991	$11,378
8/31/2019	$11,287	$11,074	$11,673
9/30/2019	$11,296	$11,087	$11,611
10/31/2019	$11,330	$11,136	$11,646
11/30/2019	$11,364	$11,146	$11,640
12/31/2019	$11,397	$11,185	$11,632
1/31/2020	$11,484	$11,249	$11,855
2/29/2020	$11,516	$11,314	$12,069
3/31/2020	$10,786	$10,997	$11,998
4/30/2020	$11,065	$11,258	$12,211
5/31/2020	$11,261	$11,388	$12,268
6/30/2020	$11,402	$11,480	$12,345
7/31/2020	$11,486	$11,537	$12,530
8/31/2020	$11,570	$11,566	$12,428
9/30/2020	$11,571	$11,565	$12,422
10/31/2020	$11,598	$11,586	$12,366
11/30/2020	$11,681	$11,625	$12,488
12/31/2020	$11,765	$11,650	$12,505
1/31/2021	$11,792	$11,657	$12,415
2/28/2021	$11,818	$11,662	$12,236
3/31/2021	$11,816	$11,652	$12,083
4/30/2021	$11,872	$11,676	$12,178
5/31/2021	$11,898	$11,701	$12,218
6/30/2021	$11,895	$11,692	$12,304
7/31/2021	$11,921	$11,712	$12,442
8/31/2021	$11,918	$11,717	$12,418
9/30/2021	$11,942	$11,713	$12,310
10/31/2021	$11,909	$11,675	$12,307
11/30/2021	$11,905	$11,657	$12,344
12/31/2021	$11,901	$11,649	$12,312
1/31/2022	$11,840	$11,562	$12,047
2/28/2022	$11,751	$11,473	$11,912
3/31/2022	$11,606	$11,281	$11,581
4/30/2022	$11,519	$11,199	$11,142
5/31/2022	$11,549	$11,264	$11,214
6/30/2022	$11,405	$11,167	$11,038
7/31/2022	$11,524	$11,252	$11,307
8/31/2022	$11,444	$11,189	$10,988
9/30/2022	$11,245	$11,027	$10,513
10/31/2022	$11,224	$11,003	$10,377
11/30/2022	$11,323	$11,149	$10,759
12/31/2022	$11,364	$11,183	$10,710
1/31/2023	$11,524	$11,300	$11,040
2/28/2023	$11,445	$11,230	$10,754
3/31/2023	$11,580	$11,329	$11,027
4/30/2023	$11,625	$11,398	$11,094
5/31/2023	$11,581	$11,379	$10,973
6/30/2023	$11,568	$11,364	$10,934
7/31/2023	$11,645	$11,442	$10,927
8/31/2023	$11,693	$11,477	$10,857
9/30/2023	$11,680	$11,470	$10,581
10/31/2023	$11,668	$11,496	$10,414
11/30/2023	$11,841	$11,664	$10,886
12/31/2023	$12,015	$11,819	$11,302
1/31/2024	$12,068	$11,882	$11,271
2/29/2024	$12,054	$11,858	$11,112
3/31/2024	$12,107	$11,921	$11,215
4/30/2024	$12,097	$11,897	$10,931
5/31/2024	$12,214	$11,995	$11,117
6/30/2024	$12,268	$12,055	$11,222
7/31/2024	$12,418	$12,209	$11,484
8/31/2024	$12,505	$12,324	$11,649
9/30/2024	$12,624	$12,436	$11,805
10/31/2024	$12,582	$12,382	$11,512
11/30/2024	$12,637	$12,436	$11,634

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	6.72%	2.15%	2.52%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 42,211,544,195
Holdings Count | Holding	1,140
Advisory Fees Paid, Amount	$ 107,976,757
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173880
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class A
Trading Symbol	LUBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.32%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,004	$10,002	$9,975
11/30/2016	$10,015	$10,002	$9,739
12/31/2016	$10,015	$10,006	$9,753
1/31/2017	$10,033	$10,012	$9,772
2/28/2017	$10,042	$10,016	$9,838
3/31/2017	$10,050	$10,017	$9,832
4/30/2017	$10,059	$10,023	$9,908
5/31/2017	$10,079	$10,028	$9,984
6/30/2017	$10,089	$10,036	$9,974
7/31/2017	$10,100	$10,044	$10,017
8/31/2017	$10,111	$10,054	$10,107
9/30/2017	$10,122	$10,063	$10,059
10/31/2017	$10,134	$10,071	$10,065
11/30/2017	$10,145	$10,078	$10,052
12/31/2017	$10,158	$10,088	$10,098
1/31/2018	$10,171	$10,099	$9,982
2/28/2018	$10,174	$10,107	$9,887
3/31/2018	$10,190	$10,121	$9,951
4/30/2018	$10,207	$10,135	$9,877
5/31/2018	$10,226	$10,151	$9,947
6/30/2018	$10,244	$10,167	$9,935
7/31/2018	$10,263	$10,183	$9,937
8/31/2018	$10,293	$10,203	$10,001
9/30/2018	$10,312	$10,218	$9,937
10/31/2018	$10,322	$10,236	$9,858
11/30/2018	$10,332	$10,256	$9,917
12/31/2018	$10,354	$10,277	$10,099
1/31/2019	$10,387	$10,299	$10,207
2/28/2019	$10,419	$10,318	$10,201
3/31/2019	$10,442	$10,341	$10,396
4/30/2019	$10,475	$10,361	$10,399
5/31/2019	$10,498	$10,386	$10,584
6/30/2019	$10,519	$10,410	$10,717
7/31/2019	$10,541	$10,429	$10,740
8/31/2019	$10,572	$10,451	$11,019
9/30/2019	$10,581	$10,468	$10,960
10/31/2019	$10,611	$10,490	$10,993
11/30/2019	$10,629	$10,503	$10,987
12/31/2019	$10,646	$10,518	$10,980
1/31/2020	$10,664	$10,533	$11,191
2/29/2020	$10,679	$10,552	$11,392
3/31/2020	$10,503	$10,587	$11,325
4/30/2020	$10,623	$10,587	$11,527
5/31/2020	$10,677	$10,587	$11,580
6/30/2020	$10,728	$10,589	$11,653
7/31/2020	$10,746	$10,591	$11,827
8/31/2020	$10,751	$10,592	$11,732
9/30/2020	$10,755	$10,593	$11,725
10/31/2020	$10,758	$10,594	$11,673
11/30/2020	$10,762	$10,595	$11,788
12/31/2020	$10,764	$10,596	$11,804
1/31/2021	$10,767	$10,597	$11,719
2/28/2021	$10,770	$10,598	$11,550
3/31/2021	$10,762	$10,599	$11,406
4/30/2021	$10,766	$10,599	$11,496
5/31/2021	$10,769	$10,600	$11,533
6/30/2021	$10,773	$10,599	$11,614
7/31/2021	$10,776	$10,600	$11,744
8/31/2021	$10,779	$10,601	$11,722
9/30/2021	$10,772	$10,601	$11,620
10/31/2021	$10,765	$10,601	$11,617
11/30/2021	$10,758	$10,601	$11,652
12/31/2021	$10,754	$10,602	$11,622
1/31/2022	$10,736	$10,599	$11,371
2/28/2022	$10,719	$10,599	$11,245
3/31/2022	$10,670	$10,599	$10,932
4/30/2022	$10,656	$10,601	$10,517
5/31/2022	$10,643	$10,607	$10,585
6/30/2022	$10,610	$10,607	$10,419
7/31/2022	$10,646	$10,614	$10,674
8/31/2022	$10,664	$10,631	$10,372
9/30/2022	$10,630	$10,651	$9,924
10/31/2022	$10,631	$10,668	$9,795
11/30/2022	$10,691	$10,702	$10,156
12/31/2022	$10,742	$10,743	$10,110
1/31/2023	$10,828	$10,778	$10,421
2/28/2023	$10,860	$10,813	$10,151
3/31/2023	$10,895	$10,864	$10,409
4/30/2023	$10,943	$10,900	$10,472
5/31/2023	$10,971	$10,940	$10,358
6/30/2023	$11,010	$10,989	$10,321
7/31/2023	$11,075	$11,034	$10,314
8/31/2023	$11,130	$11,084	$10,248
9/30/2023	$11,162	$11,134	$9,988
10/31/2023	$11,206	$11,184	$9,830
11/30/2023	$11,284	$11,236	$10,275
12/31/2023	$11,365	$11,290	$10,669
1/31/2024	$11,436	$11,339	$10,639
2/29/2024	$11,482	$11,383	$10,489
3/31/2024	$11,531	$11,435	$10,586
4/30/2024	$11,580	$11,482	$10,319
5/31/2024	$11,642	$11,538	$10,493
6/30/2024	$11,691	$11,586	$10,593
7/31/2024	$11,777	$11,640	$10,840
8/31/2024	$11,840	$11,698	$10,996
9/30/2024	$11,901	$11,751	$11,143
10/31/2024	$11,938	$11,795	$10,867
11/30/2024	$11,998	$11,840	$10,982

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/17/16
Class A at NAV	6.32%	2.45%	2.27%
Class A with sales charge	6.32%	2.45%	2.27%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.16%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 11,457,768,935
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 17,076,257
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000213736
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class A1
Trading Symbol	LUSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.11%, reflecting performance at the net asset value (NAV) of Class A1 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A1	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
7/31/2019	$9,853	$10,000	$10,000
8/31/2019	$9,881	$10,021	$10,259
9/30/2019	$9,889	$10,038	$10,205
10/31/2019	$9,915	$10,059	$10,235
11/30/2019	$9,930	$10,071	$10,230
12/31/2019	$9,945	$10,086	$10,223
1/31/2020	$9,960	$10,100	$10,420
2/29/2020	$9,984	$10,118	$10,607
3/31/2020	$9,818	$10,151	$10,545
4/30/2020	$9,920	$10,152	$10,732
5/31/2020	$9,979	$10,152	$10,782
6/30/2020	$10,016	$10,153	$10,850
7/31/2020	$10,032	$10,156	$11,012
8/31/2020	$10,036	$10,156	$10,923
9/30/2020	$10,039	$10,158	$10,917
10/31/2020	$10,042	$10,159	$10,869
11/30/2020	$10,044	$10,160	$10,975
12/31/2020	$10,046	$10,161	$10,990
1/31/2021	$10,048	$10,161	$10,911
2/28/2021	$10,050	$10,162	$10,754
3/31/2021	$10,042	$10,163	$10,620
4/30/2021	$10,045	$10,164	$10,704
5/31/2021	$10,057	$10,164	$10,738
6/30/2021	$10,049	$10,164	$10,814
7/31/2021	$10,052	$10,164	$10,935
8/31/2021	$10,054	$10,165	$10,914
9/30/2021	$10,057	$10,165	$10,820
10/31/2021	$10,039	$10,165	$10,817
11/30/2021	$10,032	$10,165	$10,849
12/31/2021	$10,037	$10,166	$10,821
1/31/2022	$10,020	$10,163	$10,588
2/28/2022	$9,993	$10,163	$10,470
3/31/2022	$9,947	$10,163	$10,179
4/30/2022	$9,932	$10,165	$9,792
5/31/2022	$9,929	$10,171	$9,856
6/30/2022	$9,899	$10,170	$9,701
7/31/2022	$9,921	$10,178	$9,938
8/31/2022	$9,936	$10,194	$9,657
9/30/2022	$9,914	$10,213	$9,240
10/31/2022	$9,905	$10,229	$9,120
11/30/2022	$9,959	$10,262	$9,456
12/31/2022	$10,006	$10,301	$9,413
1/31/2023	$10,086	$10,335	$9,703
2/28/2023	$10,115	$10,369	$9,452
3/31/2023	$10,146	$10,417	$9,692
4/30/2023	$10,190	$10,452	$9,751
5/31/2023	$10,225	$10,490	$9,644
6/30/2023	$10,251	$10,537	$9,610
7/31/2023	$10,310	$10,580	$9,603
8/31/2023	$10,360	$10,628	$9,542
9/30/2023	$10,390	$10,676	$9,299
10/31/2023	$10,430	$10,724	$9,153
11/30/2023	$10,512	$10,774	$9,567
12/31/2023	$10,587	$10,826	$9,933
1/31/2024	$10,652	$10,872	$9,906
2/29/2024	$10,683	$10,915	$9,766
3/31/2024	$10,738	$10,964	$9,856
4/30/2024	$10,772	$11,010	$9,607
5/31/2024	$10,829	$11,063	$9,770
6/30/2024	$10,885	$11,109	$9,863
7/31/2024	$10,953	$11,161	$10,093
8/31/2024	$11,011	$11,217	$10,238
9/30/2024	$11,078	$11,268	$10,375
10/31/2024	$11,100	$11,310	$10,118
11/30/2024	$11,155	$11,353	$10,225

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class A1 at NAV	6.11%	2.35%	2.35%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.41%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	0.42%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 11,457,768,935
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 17,076,257
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173881
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class F
Trading Symbol	LUBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.37%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,016	$10,002	$9,739
12/31/2016	$10,016	$10,006	$9,753
1/31/2017	$10,035	$10,012	$9,772
2/28/2017	$10,044	$10,016	$9,838
3/31/2017	$10,052	$10,017	$9,832
4/30/2017	$10,062	$10,023	$9,908
5/31/2017	$10,082	$10,028	$9,984
6/30/2017	$10,092	$10,036	$9,974
7/31/2017	$10,103	$10,044	$10,017
8/31/2017	$10,115	$10,054	$10,107
9/30/2017	$10,126	$10,063	$10,059
10/31/2017	$10,138	$10,071	$10,065
11/30/2017	$10,150	$10,078	$10,052
12/31/2017	$10,163	$10,088	$10,098
1/31/2018	$10,177	$10,099	$9,982
2/28/2018	$10,191	$10,107	$9,887
3/31/2018	$10,196	$10,121	$9,951
4/30/2018	$10,214	$10,135	$9,877
5/31/2018	$10,243	$10,151	$9,947
6/30/2018	$10,252	$10,167	$9,935
7/31/2018	$10,282	$10,183	$9,937
8/31/2018	$10,301	$10,203	$10,001
9/30/2018	$10,321	$10,218	$9,937
10/31/2018	$10,331	$10,236	$9,858
11/30/2018	$10,351	$10,256	$9,917
12/31/2018	$10,363	$10,277	$10,099
1/31/2019	$10,397	$10,299	$10,207
2/28/2019	$10,429	$10,318	$10,201
3/31/2019	$10,453	$10,341	$10,396
4/30/2019	$10,486	$10,361	$10,399
5/31/2019	$10,510	$10,386	$10,584
6/30/2019	$10,542	$10,410	$10,717
7/31/2019	$10,564	$10,429	$10,740
8/31/2019	$10,585	$10,451	$11,019
9/30/2019	$10,605	$10,468	$10,960
10/31/2019	$10,625	$10,490	$10,993
11/30/2019	$10,644	$10,503	$10,987
12/31/2019	$10,662	$10,518	$10,980
1/31/2020	$10,679	$10,533	$11,191
2/29/2020	$10,695	$10,552	$11,392
3/31/2020	$10,519	$10,587	$11,325
4/30/2020	$10,640	$10,587	$11,527
5/31/2020	$10,694	$10,587	$11,580
6/30/2020	$10,746	$10,589	$11,653
7/31/2020	$10,764	$10,591	$11,827
8/31/2020	$10,770	$10,592	$11,732
9/30/2020	$10,774	$10,593	$11,725
10/31/2020	$10,778	$10,594	$11,673
11/30/2020	$10,782	$10,595	$11,788
12/31/2020	$10,785	$10,596	$11,804
1/31/2021	$10,788	$10,597	$11,719
2/28/2021	$10,792	$10,598	$11,550
3/31/2021	$10,784	$10,599	$11,406
4/30/2021	$10,788	$10,599	$11,496
5/31/2021	$10,803	$10,600	$11,533
6/30/2021	$10,796	$10,599	$11,614
7/31/2021	$10,800	$10,600	$11,744
8/31/2021	$10,804	$10,601	$11,722
9/30/2021	$10,808	$10,601	$11,620
10/31/2021	$10,790	$10,601	$11,617
11/30/2021	$10,784	$10,601	$11,652
12/31/2021	$10,791	$10,602	$11,622
1/31/2022	$10,774	$10,599	$11,371
2/28/2022	$10,747	$10,599	$11,245
3/31/2022	$10,698	$10,599	$10,932
4/30/2022	$10,684	$10,601	$10,517
5/31/2022	$10,682	$10,607	$10,585
6/30/2022	$10,639	$10,607	$10,419
7/31/2022	$10,675	$10,614	$10,674
8/31/2022	$10,694	$10,631	$10,372
9/30/2022	$10,671	$10,651	$9,924
10/31/2022	$10,662	$10,668	$9,795
11/30/2022	$10,722	$10,702	$10,156
12/31/2022	$10,774	$10,743	$10,110
1/31/2023	$10,861	$10,778	$10,421
2/28/2023	$10,893	$10,813	$10,151
3/31/2023	$10,929	$10,864	$10,409
4/30/2023	$10,977	$10,900	$10,472
5/31/2023	$11,006	$10,940	$10,358
6/30/2023	$11,046	$10,989	$10,321
7/31/2023	$11,111	$11,034	$10,314
8/31/2023	$11,166	$11,084	$10,248
9/30/2023	$11,199	$11,134	$9,988
10/31/2023	$11,244	$11,184	$9,830
11/30/2023	$11,323	$11,236	$10,275
12/31/2023	$11,405	$11,290	$10,669
1/31/2024	$11,476	$11,339	$10,639
2/29/2024	$11,523	$11,383	$10,489
3/31/2024	$11,572	$11,435	$10,586
4/30/2024	$11,622	$11,482	$10,319
5/31/2024	$11,684	$11,538	$10,493
6/30/2024	$11,735	$11,586	$10,593
7/31/2024	$11,821	$11,640	$10,840
8/31/2024	$11,885	$11,698	$10,996
9/30/2024	$11,947	$11,751	$11,143
10/31/2024	$11,985	$11,795	$10,867
11/30/2024	$12,045	$11,840	$10,982

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/17/16
Class F at NAV	6.37%	2.50%	2.32%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.16%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 11,457,768,935
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 17,076,257
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188258
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class F3
Trading Symbol	LUBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.53%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,010	$10,006	$10,051
5/31/2017	$10,031	$10,010	$10,128
6/30/2017	$10,033	$10,019	$10,118
7/31/2017	$10,045	$10,026	$10,162
8/31/2017	$10,057	$10,037	$10,253
9/30/2017	$10,070	$10,045	$10,204
10/31/2017	$10,083	$10,053	$10,210
11/30/2017	$10,096	$10,060	$10,197
12/31/2017	$10,110	$10,070	$10,244
1/31/2018	$10,125	$10,081	$10,126
2/28/2018	$10,130	$10,090	$10,030
3/31/2018	$10,147	$10,104	$10,094
4/30/2018	$10,166	$10,118	$10,019
5/31/2018	$10,196	$10,133	$10,091
6/30/2018	$10,216	$10,150	$10,078
7/31/2018	$10,237	$10,166	$10,080
8/31/2018	$10,258	$10,185	$10,145
9/30/2018	$10,278	$10,200	$10,080
10/31/2018	$10,299	$10,218	$10,000
11/30/2018	$10,311	$10,238	$10,060
12/31/2018	$10,324	$10,259	$10,245
1/31/2019	$10,359	$10,281	$10,354
2/28/2019	$10,392	$10,300	$10,348
3/31/2019	$10,427	$10,323	$10,546
4/30/2019	$10,451	$10,343	$10,549
5/31/2019	$10,476	$10,367	$10,736
6/30/2019	$10,510	$10,392	$10,871
7/31/2019	$10,533	$10,411	$10,895
8/31/2019	$10,555	$10,433	$11,177
9/30/2019	$10,577	$10,450	$11,118
10/31/2019	$10,598	$10,472	$11,151
11/30/2019	$10,617	$10,484	$11,146
12/31/2019	$10,637	$10,500	$11,138
1/31/2020	$10,656	$10,514	$11,352
2/29/2020	$10,673	$10,534	$11,557
3/31/2020	$10,499	$10,568	$11,489
4/30/2020	$10,620	$10,569	$11,693
5/31/2020	$10,676	$10,569	$11,747
6/30/2020	$10,728	$10,570	$11,821
7/31/2020	$10,748	$10,573	$11,998
8/31/2020	$10,755	$10,573	$11,901
9/30/2020	$10,760	$10,575	$11,894
10/31/2020	$10,766	$10,576	$11,841
11/30/2020	$10,771	$10,577	$11,958
12/31/2020	$10,775	$10,578	$11,974
1/31/2021	$10,780	$10,578	$11,888
2/28/2021	$10,784	$10,579	$11,716
3/31/2021	$10,778	$10,580	$11,570
4/30/2021	$10,784	$10,581	$11,662
5/31/2021	$10,789	$10,581	$11,700
6/30/2021	$10,794	$10,581	$11,782
7/31/2021	$10,799	$10,581	$11,914
8/31/2021	$10,804	$10,582	$11,891
9/30/2021	$10,799	$10,582	$11,788
10/31/2021	$10,794	$10,582	$11,785
11/30/2021	$10,788	$10,582	$11,820
12/31/2021	$10,786	$10,583	$11,789
1/31/2022	$10,770	$10,580	$11,535
2/28/2022	$10,754	$10,580	$11,407
3/31/2022	$10,707	$10,580	$11,090
4/30/2022	$10,694	$10,582	$10,669
5/31/2022	$10,683	$10,589	$10,738
6/30/2022	$10,653	$10,588	$10,569
7/31/2022	$10,690	$10,596	$10,828
8/31/2022	$10,710	$10,612	$10,522
9/30/2022	$10,677	$10,632	$10,067
10/31/2022	$10,680	$10,649	$9,937
11/30/2022	$10,742	$10,683	$10,302
12/31/2022	$10,795	$10,724	$10,256
1/31/2023	$10,884	$10,759	$10,571
2/28/2023	$10,906	$10,794	$10,298
3/31/2023	$10,955	$10,845	$10,559
4/30/2023	$11,004	$10,881	$10,623
5/31/2023	$11,034	$10,920	$10,508
6/30/2023	$11,075	$10,969	$10,470
7/31/2023	$11,142	$11,014	$10,463
8/31/2023	$11,199	$11,064	$10,396
9/30/2023	$11,233	$11,114	$10,132
10/31/2023	$11,280	$11,164	$9,972
11/30/2023	$11,360	$11,216	$10,424
12/31/2023	$11,444	$11,271	$10,823
1/31/2024	$11,517	$11,319	$10,793
2/29/2024	$11,565	$11,363	$10,640
3/31/2024	$11,616	$11,415	$10,739
4/30/2024	$11,667	$11,462	$10,467
5/31/2024	$11,732	$11,518	$10,645
6/30/2024	$11,784	$11,565	$10,746
7/31/2024	$11,872	$11,619	$10,997
8/31/2024	$11,938	$11,678	$11,155
9/30/2024	$12,001	$11,731	$11,304
10/31/2024	$12,041	$11,774	$11,024
11/30/2024	$12,103	$11,820	$11,140

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.53%	2.65%	2.52%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.21%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 11,457,768,935
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 17,076,257
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class I
Trading Symbol	LUBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.37%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,017	$10,002	$9,739
12/31/2016	$10,019	$10,006	$9,753
1/31/2017	$10,038	$10,012	$9,772
2/28/2017	$10,048	$10,016	$9,838
3/31/2017	$10,058	$10,017	$9,832
4/30/2017	$10,079	$10,023	$9,908
5/31/2017	$10,090	$10,028	$9,984
6/30/2017	$10,102	$10,036	$9,974
7/31/2017	$10,113	$10,044	$10,017
8/31/2017	$10,126	$10,054	$10,107
9/30/2017	$10,138	$10,063	$10,059
10/31/2017	$10,151	$10,071	$10,065
11/30/2017	$10,164	$10,078	$10,052
12/31/2017	$10,178	$10,088	$10,098
1/31/2018	$10,192	$10,099	$9,982
2/28/2018	$10,197	$10,107	$9,887
3/31/2018	$10,214	$10,121	$9,951
4/30/2018	$10,232	$10,135	$9,877
5/31/2018	$10,252	$10,151	$9,947
6/30/2018	$10,272	$10,167	$9,935
7/31/2018	$10,292	$10,183	$9,937
8/31/2018	$10,323	$10,203	$10,001
9/30/2018	$10,344	$10,218	$9,937
10/31/2018	$10,355	$10,236	$9,858
11/30/2018	$10,366	$10,256	$9,917
12/31/2018	$10,389	$10,277	$10,099
1/31/2019	$10,424	$10,299	$10,207
2/28/2019	$10,457	$10,318	$10,201
3/31/2019	$10,482	$10,341	$10,396
4/30/2019	$10,516	$10,361	$10,399
5/31/2019	$10,540	$10,386	$10,584
6/30/2019	$10,563	$10,410	$10,717
7/31/2019	$10,586	$10,429	$10,740
8/31/2019	$10,608	$10,451	$11,019
9/30/2019	$10,629	$10,468	$10,960
10/31/2019	$10,661	$10,490	$10,993
11/30/2019	$10,680	$10,503	$10,987
12/31/2019	$10,699	$10,518	$10,980
1/31/2020	$10,718	$10,533	$11,191
2/29/2020	$10,735	$10,552	$11,392
3/31/2020	$10,559	$10,587	$11,325
4/30/2020	$10,681	$10,587	$11,527
5/31/2020	$10,736	$10,587	$11,580
6/30/2020	$10,778	$10,589	$11,653
7/31/2020	$10,808	$10,591	$11,827
8/31/2020	$10,815	$10,592	$11,732
9/30/2020	$10,820	$10,593	$11,725
10/31/2020	$10,825	$10,594	$11,673
11/30/2020	$10,830	$10,595	$11,788
12/31/2020	$10,834	$10,596	$11,804
1/31/2021	$10,838	$10,597	$11,719
2/28/2021	$10,842	$10,598	$11,550
3/31/2021	$10,836	$10,599	$11,406
4/30/2021	$10,841	$10,599	$11,496
5/31/2021	$10,845	$10,600	$11,533
6/30/2021	$10,850	$10,599	$11,614
7/31/2021	$10,855	$10,600	$11,744
8/31/2021	$10,860	$10,601	$11,722
9/30/2021	$10,854	$10,601	$11,620
10/31/2021	$10,848	$10,601	$11,617
11/30/2021	$10,843	$10,601	$11,652
12/31/2021	$10,840	$10,602	$11,622
1/31/2022	$10,823	$10,599	$11,371
2/28/2022	$10,807	$10,599	$11,245
3/31/2022	$10,760	$10,599	$10,932
4/30/2022	$10,746	$10,601	$10,517
5/31/2022	$10,734	$10,607	$10,585
6/30/2022	$10,703	$10,607	$10,419
7/31/2022	$10,740	$10,614	$10,674
8/31/2022	$10,760	$10,631	$10,372
9/30/2022	$10,726	$10,651	$9,924
10/31/2022	$10,730	$10,668	$9,795
11/30/2022	$10,791	$10,702	$10,156
12/31/2022	$10,844	$10,743	$10,110
1/31/2023	$10,933	$10,778	$10,421
2/28/2023	$10,966	$10,813	$10,151
3/31/2023	$11,003	$10,864	$10,409
4/30/2023	$11,052	$10,900	$10,472
5/31/2023	$11,082	$10,940	$10,358
6/30/2023	$11,123	$10,989	$10,321
7/31/2023	$11,189	$11,034	$10,314
8/31/2023	$11,247	$11,084	$10,248
9/30/2023	$11,281	$11,134	$9,988
10/31/2023	$11,327	$11,184	$9,830
11/30/2023	$11,407	$11,236	$10,275
12/31/2023	$11,490	$11,290	$10,669
1/31/2024	$11,563	$11,339	$10,639
2/29/2024	$11,611	$11,383	$10,489
3/31/2024	$11,662	$11,435	$10,586
4/30/2024	$11,713	$11,482	$10,319
5/31/2024	$11,777	$11,538	$10,493
6/30/2024	$11,829	$11,586	$10,593
7/31/2024	$11,917	$11,640	$10,840
8/31/2024	$11,982	$11,698	$10,996
9/30/2024	$12,046	$11,751	$11,143
10/31/2024	$12,085	$11,795	$10,867
11/30/2024	$12,134	$11,840	$10,982

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/17/16
Class I at NAV	6.37%	2.59%	2.41%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.16%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 11,457,768,935
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 17,076,257
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class R5
Trading Symbol	LUBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.37%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,017	$10,002	$9,739
12/31/2016	$10,019	$10,006	$9,753
1/31/2017	$10,038	$10,012	$9,772
2/28/2017	$10,048	$10,016	$9,838
3/31/2017	$10,058	$10,017	$9,832
4/30/2017	$10,079	$10,023	$9,908
5/31/2017	$10,091	$10,028	$9,984
6/30/2017	$10,102	$10,036	$9,974
7/31/2017	$10,114	$10,044	$10,017
8/31/2017	$10,127	$10,054	$10,107
9/30/2017	$10,139	$10,063	$10,059
10/31/2017	$10,152	$10,071	$10,065
11/30/2017	$10,165	$10,078	$10,052
12/31/2017	$10,179	$10,088	$10,098
1/31/2018	$10,194	$10,099	$9,982
2/28/2018	$10,209	$10,107	$9,887
3/31/2018	$10,216	$10,121	$9,951
4/30/2018	$10,245	$10,135	$9,877
5/31/2018	$10,265	$10,151	$9,947
6/30/2018	$10,285	$10,167	$9,935
7/31/2018	$10,306	$10,183	$9,937
8/31/2018	$10,327	$10,203	$10,001
9/30/2018	$10,347	$10,218	$9,937
10/31/2018	$10,369	$10,236	$9,858
11/30/2018	$10,380	$10,256	$9,917
12/31/2018	$10,393	$10,277	$10,099
1/31/2019	$10,428	$10,299	$10,207
2/28/2019	$10,462	$10,318	$10,201
3/31/2019	$10,497	$10,341	$10,396
4/30/2019	$10,521	$10,361	$10,399
5/31/2019	$10,545	$10,386	$10,584
6/30/2019	$10,579	$10,410	$10,717
7/31/2019	$10,602	$10,429	$10,740
8/31/2019	$10,624	$10,451	$11,019
9/30/2019	$10,645	$10,468	$10,960
10/31/2019	$10,666	$10,490	$10,993
11/30/2019	$10,685	$10,503	$10,987
12/31/2019	$10,704	$10,518	$10,980
1/31/2020	$10,723	$10,533	$11,191
2/29/2020	$10,740	$10,552	$11,392
3/31/2020	$10,564	$10,587	$11,325
4/30/2020	$10,687	$10,587	$11,527
5/31/2020	$10,742	$10,587	$11,580
6/30/2020	$10,795	$10,589	$11,653
7/31/2020	$10,814	$10,591	$11,827
8/31/2020	$10,821	$10,592	$11,732
9/30/2020	$10,826	$10,593	$11,725
10/31/2020	$10,831	$10,594	$11,673
11/30/2020	$10,836	$10,595	$11,788
12/31/2020	$10,840	$10,596	$11,804
1/31/2021	$10,844	$10,597	$11,719
2/28/2021	$10,848	$10,598	$11,550
3/31/2021	$10,842	$10,599	$11,406
4/30/2021	$10,846	$10,599	$11,496
5/31/2021	$10,862	$10,600	$11,533
6/30/2021	$10,856	$10,599	$11,614
7/31/2021	$10,861	$10,600	$11,744
8/31/2021	$10,866	$10,601	$11,722
9/30/2021	$10,860	$10,601	$11,620
10/31/2021	$10,854	$10,601	$11,617
11/30/2021	$10,848	$10,601	$11,652
12/31/2021	$10,846	$10,602	$11,622
1/31/2022	$10,840	$10,599	$11,371
2/28/2022	$10,814	$10,599	$11,245
3/31/2022	$10,766	$10,599	$10,932
4/30/2022	$10,752	$10,601	$10,517
5/31/2022	$10,741	$10,607	$10,585
6/30/2022	$10,709	$10,607	$10,419
7/31/2022	$10,747	$10,614	$10,674
8/31/2022	$10,766	$10,631	$10,372
9/30/2022	$10,744	$10,651	$9,924
10/31/2022	$10,736	$10,668	$9,795
11/30/2022	$10,797	$10,702	$10,156
12/31/2022	$10,850	$10,743	$10,110
1/31/2023	$10,939	$10,778	$10,421
2/28/2023	$10,972	$10,813	$10,151
3/31/2023	$11,009	$10,864	$10,409
4/30/2023	$11,059	$10,900	$10,472
5/31/2023	$11,088	$10,940	$10,358
6/30/2023	$11,130	$10,989	$10,321
7/31/2023	$11,196	$11,034	$10,314
8/31/2023	$11,253	$11,084	$10,248
9/30/2023	$11,287	$11,134	$9,988
10/31/2023	$11,334	$11,184	$9,830
11/30/2023	$11,426	$11,236	$10,275
12/31/2023	$11,497	$11,290	$10,669
1/31/2024	$11,570	$11,339	$10,639
2/29/2024	$11,618	$11,383	$10,489
3/31/2024	$11,669	$11,435	$10,586
4/30/2024	$11,720	$11,482	$10,319
5/31/2024	$11,784	$11,538	$10,493
6/30/2024	$11,848	$11,586	$10,593
7/31/2024	$11,924	$11,640	$10,840
8/31/2024	$11,989	$11,698	$10,996
9/30/2024	$12,053	$11,751	$11,143
10/31/2024	$12,092	$11,795	$10,867
11/30/2024	$12,154	$11,840	$10,982

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/17/16
Class R5 at NAV	6.37%	2.61%	2.43%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.16%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 11,457,768,935
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 17,076,257
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000173884
Shareholder Report [Line Items]
Fund Name	Lord Abbett Ultra Short Bond Fund
Class Name	Class R6
Trading Symbol	LUBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.43%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,018	$10,002	$9,739
12/31/2016	$10,020	$10,006	$9,753
1/31/2017	$10,040	$10,012	$9,772
2/28/2017	$10,050	$10,016	$9,838
3/31/2017	$10,061	$10,017	$9,832
4/30/2017	$10,082	$10,023	$9,908
5/31/2017	$10,094	$10,028	$9,984
6/30/2017	$10,106	$10,036	$9,974
7/31/2017	$10,118	$10,044	$10,017
8/31/2017	$10,131	$10,054	$10,107
9/30/2017	$10,144	$10,063	$10,059
10/31/2017	$10,158	$10,071	$10,065
11/30/2017	$10,171	$10,078	$10,052
12/31/2017	$10,185	$10,088	$10,098
1/31/2018	$10,201	$10,099	$9,982
2/28/2018	$10,216	$10,107	$9,887
3/31/2018	$10,223	$10,121	$9,951
4/30/2018	$10,252	$10,135	$9,877
5/31/2018	$10,272	$10,151	$9,947
6/30/2018	$10,292	$10,167	$9,935
7/31/2018	$10,313	$10,183	$9,937
8/31/2018	$10,334	$10,203	$10,001
9/30/2018	$10,355	$10,218	$9,937
10/31/2018	$10,376	$10,236	$9,858
11/30/2018	$10,387	$10,256	$9,917
12/31/2018	$10,400	$10,277	$10,099
1/31/2019	$10,446	$10,299	$10,207
2/28/2019	$10,469	$10,318	$10,201
3/31/2019	$10,493	$10,341	$10,396
4/30/2019	$10,528	$10,361	$10,399
5/31/2019	$10,552	$10,386	$10,584
6/30/2019	$10,586	$10,410	$10,717
7/31/2019	$10,610	$10,429	$10,740
8/31/2019	$10,632	$10,451	$11,019
9/30/2019	$10,654	$10,468	$10,960
10/31/2019	$10,675	$10,490	$10,993
11/30/2019	$10,695	$10,503	$10,987
12/31/2019	$10,714	$10,518	$10,980
1/31/2020	$10,744	$10,533	$11,191
2/29/2020	$10,762	$10,552	$11,392
3/31/2020	$10,586	$10,587	$11,325
4/30/2020	$10,709	$10,587	$11,527
5/31/2020	$10,765	$10,587	$11,580
6/30/2020	$10,807	$10,589	$11,653
7/31/2020	$10,827	$10,591	$11,827
8/31/2020	$10,834	$10,592	$11,732
9/30/2020	$10,840	$10,593	$11,725
10/31/2020	$10,845	$10,594	$11,673
11/30/2020	$10,850	$10,595	$11,788
12/31/2020	$10,855	$10,596	$11,804
1/31/2021	$10,859	$10,597	$11,719
2/28/2021	$10,864	$10,598	$11,550
3/31/2021	$10,858	$10,599	$11,406
4/30/2021	$10,863	$10,599	$11,496
5/31/2021	$10,879	$10,600	$11,533
6/30/2021	$10,873	$10,599	$11,614
7/31/2021	$10,879	$10,600	$11,744
8/31/2021	$10,884	$10,601	$11,722
9/30/2021	$10,889	$10,601	$11,620
10/31/2021	$10,873	$10,601	$11,617
11/30/2021	$10,868	$10,601	$11,652
12/31/2021	$10,876	$10,602	$11,622
1/31/2022	$10,860	$10,599	$11,371
2/28/2022	$10,834	$10,599	$11,245
3/31/2022	$10,786	$10,599	$10,932
4/30/2022	$10,773	$10,601	$10,517
5/31/2022	$10,773	$10,607	$10,585
6/30/2022	$10,731	$10,607	$10,419
7/31/2022	$10,769	$10,614	$10,674
8/31/2022	$10,789	$10,631	$10,372
9/30/2022	$10,767	$10,651	$9,924
10/31/2022	$10,759	$10,668	$9,795
11/30/2022	$10,821	$10,702	$10,156
12/31/2022	$10,874	$10,743	$10,110
1/31/2023	$10,964	$10,778	$10,421
2/28/2023	$10,998	$10,813	$10,151
3/31/2023	$11,035	$10,864	$10,409
4/30/2023	$11,086	$10,900	$10,472
5/31/2023	$11,116	$10,940	$10,358
6/30/2023	$11,157	$10,989	$10,321
7/31/2023	$11,224	$11,034	$10,314
8/31/2023	$11,282	$11,084	$10,248
9/30/2023	$11,316	$11,134	$9,988
10/31/2023	$11,363	$11,184	$9,830
11/30/2023	$11,456	$11,236	$10,275
12/31/2023	$11,528	$11,290	$10,669
1/31/2024	$11,602	$11,339	$10,639
2/29/2024	$11,651	$11,383	$10,489
3/31/2024	$11,702	$11,435	$10,586
4/30/2024	$11,754	$11,482	$10,319
5/31/2024	$11,818	$11,538	$10,493
6/30/2024	$11,883	$11,586	$10,593
7/31/2024	$11,960	$11,640	$10,840
8/31/2024	$12,026	$11,698	$10,996
9/30/2024	$12,090	$11,751	$11,143
10/31/2024	$12,130	$11,795	$10,867
11/30/2024	$12,192	$11,840	$10,982

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/17/16
Class R6 at NAV	6.43%	2.66%	2.47%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.16%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 11,457,768,935
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 17,076,257
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019995
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class A
Trading Symbol	LTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.13%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$9,771	$10,000	$10,000
12/31/2014	$9,748	$10,009	$9,982
1/31/2015	$9,902	$10,219	$10,172
2/28/2015	$9,861	$10,123	$10,112
3/31/2015	$9,903	$10,170	$10,154
4/30/2015	$9,888	$10,134	$10,143
5/31/2015	$9,863	$10,109	$10,125
6/30/2015	$9,754	$9,999	$10,012
7/31/2015	$9,795	$10,069	$10,070
8/31/2015	$9,735	$10,054	$10,040
9/30/2015	$9,759	$10,122	$10,080
10/31/2015	$9,792	$10,124	$10,112
11/30/2015	$9,759	$10,097	$10,075
12/31/2015	$9,686	$10,064	$10,025
1/31/2016	$9,739	$10,203	$10,135
2/29/2016	$9,792	$10,275	$10,207
3/31/2016	$9,959	$10,370	$10,332
4/30/2016	$10,051	$10,409	$10,403
5/31/2016	$10,053	$10,412	$10,411
6/30/2016	$10,229	$10,599	$10,594
7/31/2016	$10,329	$10,666	$10,682
8/31/2016	$10,351	$10,654	$10,693
9/30/2016	$10,346	$10,648	$10,696
10/31/2016	$10,293	$10,566	$10,625
11/30/2016	$10,054	$10,316	$10,386
12/31/2016	$10,078	$10,331	$10,417
1/31/2017	$10,119	$10,351	$10,453
2/28/2017	$10,200	$10,421	$10,534
3/31/2017	$10,193	$10,415	$10,531
4/30/2017	$10,274	$10,496	$10,618
5/31/2017	$10,336	$10,576	$10,700
6/30/2017	$10,339	$10,566	$10,691
7/31/2017	$10,392	$10,611	$10,744
8/31/2017	$10,464	$10,706	$10,837
9/30/2017	$10,425	$10,655	$10,799
10/31/2017	$10,428	$10,662	$10,812
11/30/2017	$10,421	$10,648	$10,795
12/31/2017	$10,464	$10,697	$10,843
1/31/2018	$10,366	$10,574	$10,739
2/28/2018	$10,268	$10,473	$10,637
3/31/2018	$10,306	$10,540	$10,690
4/30/2018	$10,243	$10,462	$10,619
5/31/2018	$10,282	$10,537	$10,677
6/30/2018	$10,270	$10,524	$10,661
7/31/2018	$10,288	$10,526	$10,684
8/31/2018	$10,328	$10,594	$10,736
9/30/2018	$10,296	$10,526	$10,690
10/31/2018	$10,212	$10,443	$10,601
11/30/2018	$10,243	$10,505	$10,649
12/31/2018	$10,367	$10,698	$10,815
1/31/2019	$10,519	$10,812	$10,964
2/28/2019	$10,524	$10,805	$10,976
3/31/2019	$10,701	$11,013	$11,174
4/30/2019	$10,719	$11,016	$11,190
5/31/2019	$10,875	$11,211	$11,362
6/30/2019	$11,021	$11,352	$11,522
7/31/2019	$11,058	$11,377	$11,556
8/31/2019	$11,251	$11,672	$11,818
9/30/2019	$11,204	$11,610	$11,767
10/31/2019	$11,227	$11,645	$11,805
11/30/2019	$11,227	$11,639	$11,802
12/31/2019	$11,229	$11,630	$11,820
1/31/2020	$11,455	$11,854	$12,032
2/29/2020	$11,598	$12,068	$12,212
3/31/2020	$11,097	$11,997	$11,974
4/30/2020	$11,320	$12,210	$12,214
5/31/2020	$11,465	$12,267	$12,328
6/30/2020	$11,599	$12,344	$12,431
7/31/2020	$11,874	$12,528	$12,649
8/31/2020	$11,833	$12,427	$12,576
9/30/2020	$11,811	$12,420	$12,553
10/31/2020	$11,776	$12,365	$12,509
11/30/2020	$11,972	$12,486	$12,672
12/31/2020	$12,055	$12,504	$12,716
1/31/2021	$12,005	$12,414	$12,636
2/28/2021	$11,879	$12,235	$12,473
3/31/2021	$11,763	$12,082	$12,327
4/30/2021	$11,873	$12,177	$12,431
5/31/2021	$11,918	$12,217	$12,479
6/30/2021	$12,031	$12,303	$12,569
7/31/2021	$12,142	$12,440	$12,696
8/31/2021	$12,129	$12,417	$12,687
9/30/2021	$12,036	$12,309	$12,579
10/31/2021	$12,033	$12,306	$12,568
11/30/2021	$12,053	$12,342	$12,584
12/31/2021	$12,042	$12,311	$12,575
1/31/2022	$11,810	$12,045	$12,300
2/28/2022	$11,670	$11,911	$12,132
3/31/2022	$11,348	$11,580	$11,806
4/30/2022	$10,956	$11,141	$11,366
5/31/2022	$10,925	$11,213	$11,429
6/30/2022	$10,662	$11,037	$11,200
7/31/2022	$10,939	$11,306	$11,482
8/31/2022	$10,679	$10,987	$11,183
9/30/2022	$10,182	$10,512	$10,701
10/31/2022	$10,051	$10,376	$10,584
11/30/2022	$10,393	$10,758	$10,979
12/31/2022	$10,347	$10,709	$10,941
1/31/2023	$10,705	$11,039	$11,281
2/28/2023	$10,452	$10,753	$11,004
3/31/2023	$10,672	$11,026	$11,262
4/30/2023	$10,734	$11,093	$11,331
5/31/2023	$10,605	$10,972	$11,213
6/30/2023	$10,596	$10,933	$11,196
7/31/2023	$10,624	$10,926	$11,207
8/31/2023	$10,567	$10,856	$11,139
9/30/2023	$10,313	$10,580	$10,874
10/31/2023	$10,158	$10,413	$10,710
11/30/2023	$10,596	$10,884	$11,192
12/31/2023	$10,999	$11,301	$11,617
1/31/2024	$10,991	$11,270	$11,589
2/29/2024	$10,871	$11,111	$11,450
3/31/2024	$10,977	$11,213	$11,563
4/30/2024	$10,731	$10,930	$11,292
5/31/2024	$10,901	$11,116	$11,480
6/30/2024	$11,009	$11,221	$11,585
7/31/2024	$11,257	$11,483	$11,847
8/31/2024	$11,443	$11,648	$12,022
9/30/2024	$11,589	$11,804	$12,187
10/31/2024	$11,323	$11,511	$11,910
11/30/2024	$11,457	$11,633	$12,035

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	8.13%	0.41%	1.61%
Class A with sales charge	5.66%	(0.05%)	1.37%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019997
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class C
Trading Symbol	LTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.48%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,972	$10,009	$9,982
1/31/2015	$10,124	$10,219	$10,172
2/28/2015	$10,077	$10,123	$10,112
3/31/2015	$10,114	$10,170	$10,154
4/30/2015	$10,094	$10,134	$10,143
5/31/2015	$10,062	$10,109	$10,125
6/30/2015	$9,946	$9,999	$10,012
7/31/2015	$9,982	$10,069	$10,070
8/31/2015	$9,915	$10,054	$10,040
9/30/2015	$9,934	$10,122	$10,080
10/31/2015	$9,962	$10,124	$10,112
11/30/2015	$9,923	$10,097	$10,075
12/31/2015	$9,844	$10,064	$10,025
1/31/2016	$9,892	$10,203	$10,135
2/29/2016	$9,940	$10,275	$10,207
3/31/2016	$10,105	$10,370	$10,332
4/30/2016	$10,193	$10,409	$10,403
5/31/2016	$10,190	$10,412	$10,411
6/30/2016	$10,363	$10,599	$10,594
7/31/2016	$10,458	$10,666	$10,682
8/31/2016	$10,475	$10,654	$10,693
9/30/2016	$10,464	$10,648	$10,696
10/31/2016	$10,405	$10,566	$10,625
11/30/2016	$10,158	$10,316	$10,386
12/31/2016	$10,177	$10,331	$10,417
1/31/2017	$10,213	$10,351	$10,453
2/28/2017	$10,289	$10,421	$10,534
3/31/2017	$10,277	$10,415	$10,531
4/30/2017	$10,353	$10,496	$10,618
5/31/2017	$10,410	$10,576	$10,700
6/30/2017	$10,407	$10,566	$10,691
7/31/2017	$10,455	$10,611	$10,744
8/31/2017	$10,522	$10,706	$10,837
9/30/2017	$10,477	$10,655	$10,799
10/31/2017	$10,475	$10,662	$10,812
11/30/2017	$10,462	$10,648	$10,795
12/31/2017	$10,499	$10,697	$10,843
1/31/2018	$10,395	$10,574	$10,739
2/28/2018	$10,293	$10,473	$10,637
3/31/2018	$10,325	$10,540	$10,690
4/30/2018	$10,256	$10,462	$10,619
5/31/2018	$10,290	$10,537	$10,677
6/30/2018	$10,273	$10,524	$10,661
7/31/2018	$10,286	$10,526	$10,684
8/31/2018	$10,320	$10,594	$10,736
9/30/2018	$10,283	$10,526	$10,690
10/31/2018	$10,194	$10,443	$10,601
11/30/2018	$10,219	$10,505	$10,649
12/31/2018	$10,337	$10,698	$10,815
1/31/2019	$10,484	$10,812	$10,964
2/28/2019	$10,484	$10,805	$10,976
3/31/2019	$10,655	$11,013	$11,174
4/30/2019	$10,667	$11,016	$11,190
5/31/2019	$10,818	$11,211	$11,362
6/30/2019	$10,957	$11,352	$11,522
7/31/2019	$10,988	$11,377	$11,556
8/31/2019	$11,174	$11,672	$11,818
9/30/2019	$11,122	$11,610	$11,767
10/31/2019	$11,139	$11,645	$11,805
11/30/2019	$11,134	$11,639	$11,802
12/31/2019	$11,129	$11,630	$11,820
1/31/2020	$11,348	$11,854	$12,032
2/29/2020	$11,484	$12,068	$12,212
3/31/2020	$10,982	$11,997	$11,974
4/30/2020	$11,197	$12,210	$12,214
5/31/2020	$11,335	$12,267	$12,328
6/30/2020	$11,462	$12,344	$12,431
7/31/2020	$11,727	$12,528	$12,649
8/31/2020	$11,680	$12,427	$12,576
9/30/2020	$11,653	$12,420	$12,553
10/31/2020	$11,612	$12,365	$12,509
11/30/2020	$11,799	$12,486	$12,672
12/31/2020	$11,875	$12,504	$12,716
1/31/2021	$11,830	$12,414	$12,636
2/28/2021	$11,688	$12,235	$12,473
3/31/2021	$11,568	$12,082	$12,327
4/30/2021	$11,671	$12,177	$12,431
5/31/2021	$11,708	$12,217	$12,479
6/30/2021	$11,813	$12,303	$12,569
7/31/2021	$11,917	$12,440	$12,696
8/31/2021	$11,897	$12,417	$12,687
9/30/2021	$11,800	$12,309	$12,579
10/31/2021	$11,791	$12,306	$12,568
11/30/2021	$11,804	$12,342	$12,584
12/31/2021	$11,799	$12,311	$12,575
1/31/2022	$11,554	$12,045	$12,300
2/28/2022	$11,412	$11,911	$12,132
3/31/2022	$11,091	$11,580	$11,806
4/30/2022	$10,713	$11,141	$11,366
5/31/2022	$10,677	$11,213	$11,429
6/30/2022	$10,414	$11,037	$11,200
7/31/2022	$10,668	$11,306	$11,482
8/31/2022	$10,409	$10,987	$11,183
9/30/2022	$9,931	$10,512	$10,701
10/31/2022	$9,786	$10,376	$10,584
11/30/2022	$10,114	$10,758	$10,979
12/31/2022	$10,076	$10,709	$10,941
1/31/2023	$10,407	$11,039	$11,281
2/28/2023	$10,156	$10,753	$11,004
3/31/2023	$10,365	$11,026	$11,262
4/30/2023	$10,420	$11,093	$11,331
5/31/2023	$10,301	$10,972	$11,213
6/30/2023	$10,287	$10,933	$11,196
7/31/2023	$10,309	$10,926	$11,207
8/31/2023	$10,236	$10,856	$11,139
9/30/2023	$9,985	$10,580	$10,874
10/31/2023	$9,830	$10,413	$10,710
11/30/2023	$10,249	$10,884	$11,192
12/31/2023	$10,633	$11,301	$11,617
1/31/2024	$10,621	$11,270	$11,589
2/29/2024	$10,499	$11,111	$11,450
3/31/2024	$10,596	$11,213	$11,563
4/30/2024	$10,353	$10,930	$11,292
5/31/2024	$10,524	$11,116	$11,480
6/30/2024	$10,623	$11,221	$11,585
7/31/2024	$10,845	$11,483	$11,847
8/31/2024	$11,018	$11,648	$12,022
9/30/2024	$11,154	$11,804	$12,187
10/31/2024	$10,892	$11,511	$11,910
11/30/2024	$11,015	$11,633	$12,035

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	7.48%	(0.21%)	0.97%
Class C with sales charge	6.48%	(0.21%)	0.97%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054894
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class F
Trading Symbol	LTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.24%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,978	$10,009	$9,982
1/31/2015	$10,136	$10,219	$10,172
2/28/2015	$10,094	$10,123	$10,112
3/31/2015	$10,138	$10,170	$10,154
4/30/2015	$10,114	$10,134	$10,143
5/31/2015	$10,099	$10,109	$10,125
6/30/2015	$9,988	$9,999	$10,012
7/31/2015	$10,031	$10,069	$10,070
8/31/2015	$9,970	$10,054	$10,040
9/30/2015	$9,986	$10,122	$10,080
10/31/2015	$10,030	$10,124	$10,112
11/30/2015	$9,998	$10,097	$10,075
12/31/2015	$9,924	$10,064	$10,025
1/31/2016	$9,979	$10,203	$10,135
2/29/2016	$10,033	$10,275	$10,207
3/31/2016	$10,206	$10,370	$10,332
4/30/2016	$10,301	$10,409	$10,403
5/31/2016	$10,304	$10,412	$10,411
6/30/2016	$10,475	$10,599	$10,594
7/31/2016	$10,588	$10,666	$10,682
8/31/2016	$10,601	$10,654	$10,693
9/30/2016	$10,607	$10,648	$10,696
10/31/2016	$10,544	$10,566	$10,625
11/30/2016	$10,309	$10,316	$10,386
12/31/2016	$10,335	$10,331	$10,417
1/31/2017	$10,378	$10,351	$10,453
2/28/2017	$10,451	$10,421	$10,534
3/31/2017	$10,455	$10,415	$10,531
4/30/2017	$10,539	$10,496	$10,618
5/31/2017	$10,603	$10,576	$10,700
6/30/2017	$10,607	$10,566	$10,691
7/31/2017	$10,651	$10,611	$10,744
8/31/2017	$10,736	$10,706	$10,837
9/30/2017	$10,698	$10,655	$10,799
10/31/2017	$10,701	$10,662	$10,812
11/30/2017	$10,695	$10,648	$10,795
12/31/2017	$10,740	$10,697	$10,843
1/31/2018	$10,640	$10,574	$10,739
2/28/2018	$10,541	$10,473	$10,637
3/31/2018	$10,581	$10,540	$10,690
4/30/2018	$10,517	$10,462	$10,619
5/31/2018	$10,558	$10,537	$10,677
6/30/2018	$10,546	$10,524	$10,661
7/31/2018	$10,566	$10,526	$10,684
8/31/2018	$10,608	$10,594	$10,736
9/30/2018	$10,576	$10,526	$10,690
10/31/2018	$10,490	$10,443	$10,601
11/30/2018	$10,523	$10,505	$10,649
12/31/2018	$10,651	$10,698	$10,815
1/31/2019	$10,808	$10,812	$10,964
2/28/2019	$10,814	$10,805	$10,976
3/31/2019	$10,997	$11,013	$11,174
4/30/2019	$11,016	$11,016	$11,190
5/31/2019	$11,178	$11,211	$11,362
6/30/2019	$11,328	$11,352	$11,522
7/31/2019	$11,367	$11,377	$11,556
8/31/2019	$11,566	$11,672	$11,818
9/30/2019	$11,519	$11,610	$11,767
10/31/2019	$11,543	$11,645	$11,805
11/30/2019	$11,534	$11,639	$11,802
12/31/2019	$11,547	$11,630	$11,820
1/31/2020	$11,782	$11,854	$12,032
2/29/2020	$11,929	$12,068	$12,212
3/31/2020	$11,415	$11,997	$11,974
4/30/2020	$11,645	$12,210	$12,214
5/31/2020	$11,795	$12,267	$12,328
6/30/2020	$11,923	$12,344	$12,431
7/31/2020	$12,218	$12,528	$12,649
8/31/2020	$12,176	$12,427	$12,576
9/30/2020	$12,156	$12,420	$12,553
10/31/2020	$12,121	$12,365	$12,509
11/30/2020	$12,323	$12,486	$12,672
12/31/2020	$12,398	$12,504	$12,716
1/31/2021	$12,359	$12,414	$12,636
2/28/2021	$12,230	$12,235	$12,473
3/31/2021	$12,100	$12,082	$12,327
4/30/2021	$12,226	$12,177	$12,431
5/31/2021	$12,273	$12,217	$12,479
6/30/2021	$12,390	$12,303	$12,569
7/31/2021	$12,506	$12,440	$12,696
8/31/2021	$12,494	$12,417	$12,687
9/30/2021	$12,399	$12,309	$12,579
10/31/2021	$12,397	$12,306	$12,568
11/30/2021	$12,419	$12,342	$12,584
12/31/2021	$12,409	$12,311	$12,575
1/31/2022	$12,171	$12,045	$12,300
2/28/2022	$12,028	$11,911	$12,132
3/31/2022	$11,697	$11,580	$11,806
4/30/2022	$11,293	$11,141	$11,366
5/31/2022	$11,262	$11,213	$11,429
6/30/2022	$10,992	$11,037	$11,200
7/31/2022	$11,279	$11,306	$11,482
8/31/2022	$11,012	$10,987	$11,183
9/30/2022	$10,500	$10,512	$10,701
10/31/2022	$10,365	$10,376	$10,584
11/30/2022	$10,719	$10,758	$10,979
12/31/2022	$10,673	$10,709	$10,941
1/31/2023	$11,042	$11,039	$11,281
2/28/2023	$10,770	$10,753	$11,004
3/31/2023	$11,010	$11,026	$11,262
4/30/2023	$11,076	$11,093	$11,331
5/31/2023	$10,943	$10,972	$11,213
6/30/2023	$10,935	$10,933	$11,196
7/31/2023	$10,964	$10,926	$11,207
8/31/2023	$10,906	$10,856	$11,139
9/30/2023	$10,633	$10,580	$10,874
10/31/2023	$10,474	$10,413	$10,710
11/30/2023	$10,939	$10,884	$11,192
12/31/2023	$11,343	$11,301	$11,617
1/31/2024	$11,349	$11,270	$11,589
2/29/2024	$11,226	$11,111	$11,450
3/31/2024	$11,336	$11,213	$11,563
4/30/2024	$11,083	$10,930	$11,292
5/31/2024	$11,260	$11,116	$11,480
6/30/2024	$11,372	$11,221	$11,585
7/31/2024	$11,630	$11,483	$11,847
8/31/2024	$11,809	$11,648	$12,022
9/30/2024	$11,975	$11,804	$12,187
10/31/2024	$11,701	$11,511	$11,910
11/30/2024	$11,840	$11,633	$12,035

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	8.24%	0.53%	1.70%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188241
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class F3
Trading Symbol	LTROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.45%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,060	$10,051	$10,059
5/31/2017	$10,132	$10,128	$10,137
6/30/2017	$10,128	$10,118	$10,128
7/31/2017	$10,183	$10,162	$10,178
8/31/2017	$10,266	$10,253	$10,266
9/30/2017	$10,221	$10,204	$10,230
10/31/2017	$10,236	$10,210	$10,242
11/30/2017	$10,222	$10,197	$10,227
12/31/2017	$10,266	$10,244	$10,272
1/31/2018	$10,173	$10,126	$10,173
2/28/2018	$10,090	$10,030	$10,077
3/31/2018	$10,129	$10,094	$10,127
4/30/2018	$10,060	$10,019	$10,060
5/31/2018	$10,101	$10,091	$10,115
6/30/2018	$10,091	$10,078	$10,100
7/31/2018	$10,122	$10,080	$10,121
8/31/2018	$10,154	$10,145	$10,171
9/30/2018	$10,135	$10,080	$10,127
10/31/2018	$10,045	$10,000	$10,043
11/30/2018	$10,087	$10,060	$10,088
12/31/2018	$10,202	$10,245	$10,246
1/31/2019	$10,354	$10,354	$10,387
2/28/2019	$10,362	$10,348	$10,398
3/31/2019	$10,549	$10,546	$10,586
4/30/2019	$10,559	$10,549	$10,601
5/31/2019	$10,716	$10,736	$10,763
6/30/2019	$10,872	$10,871	$10,916
7/31/2019	$10,901	$10,895	$10,948
8/31/2019	$11,104	$11,177	$11,196
9/30/2019	$11,050	$11,118	$11,147
10/31/2019	$11,076	$11,151	$11,183
11/30/2019	$11,079	$11,146	$11,181
12/31/2019	$11,094	$11,138	$11,198
1/31/2020	$11,310	$11,352	$11,399
2/29/2020	$11,453	$11,557	$11,569
3/31/2020	$10,962	$11,489	$11,343
4/30/2020	$11,184	$11,693	$11,571
5/31/2020	$11,331	$11,747	$11,679
6/30/2020	$11,466	$11,821	$11,776
7/31/2020	$11,751	$11,998	$11,983
8/31/2020	$11,713	$11,901	$11,914
9/30/2020	$11,695	$11,894	$11,892
10/31/2020	$11,664	$11,841	$11,850
11/30/2020	$11,849	$11,958	$12,005
12/31/2020	$11,934	$11,974	$12,046
1/31/2021	$11,899	$11,888	$11,970
2/28/2021	$11,765	$11,716	$11,816
3/31/2021	$11,653	$11,570	$11,678
4/30/2021	$11,777	$11,662	$11,777
5/31/2021	$11,824	$11,700	$11,821
6/30/2021	$11,927	$11,782	$11,908
7/31/2021	$12,041	$11,914	$12,027
8/31/2021	$12,042	$11,891	$12,019
9/30/2021	$11,942	$11,788	$11,917
10/31/2021	$11,941	$11,785	$11,907
11/30/2021	$11,964	$11,820	$11,921
12/31/2021	$11,968	$11,789	$11,913
1/31/2022	$11,729	$11,535	$11,652
2/28/2022	$11,604	$11,407	$11,493
3/31/2022	$11,276	$11,090	$11,185
4/30/2022	$10,900	$10,669	$10,768
5/31/2022	$10,872	$10,738	$10,827
6/30/2022	$10,613	$10,569	$10,610
7/31/2022	$10,880	$10,828	$10,877
8/31/2022	$10,624	$10,522	$10,594
9/30/2022	$10,144	$10,067	$10,138
10/31/2022	$10,016	$9,937	$10,027
11/30/2022	$10,358	$10,302	$10,401
12/31/2022	$10,316	$10,256	$10,365
1/31/2023	$10,663	$10,571	$10,687
2/28/2023	$10,413	$10,298	$10,424
3/31/2023	$10,635	$10,559	$10,669
4/30/2023	$10,700	$10,623	$10,734
5/31/2023	$10,585	$10,508	$10,623
6/30/2023	$10,580	$10,470	$10,606
7/31/2023	$10,610	$10,463	$10,617
8/31/2023	$10,543	$10,396	$10,553
9/30/2023	$10,293	$10,132	$10,301
10/31/2023	$10,141	$9,972	$10,146
11/30/2023	$10,580	$10,424	$10,603
12/31/2023	$10,985	$10,823	$11,005
1/31/2024	$10,980	$10,793	$10,979
2/29/2024	$10,862	$10,640	$10,847
3/31/2024	$10,971	$10,739	$10,954
4/30/2024	$10,740	$10,467	$10,698
5/31/2024	$10,913	$10,645	$10,875
6/30/2024	$11,024	$10,746	$10,975
7/31/2024	$11,263	$10,997	$11,224
8/31/2024	$11,451	$11,155	$11,389
9/30/2024	$11,614	$11,304	$11,545
10/31/2024	$11,350	$11,024	$11,283
11/30/2024	$11,474	$11,140	$11,402

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	8.45%	0.70%	1.81%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.73%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019999
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class I
Trading Symbol	LTRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.38%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,979	$10,009	$9,982
1/31/2015	$10,137	$10,219	$10,172
2/28/2015	$10,097	$10,123	$10,112
3/31/2015	$10,141	$10,170	$10,154
4/30/2015	$10,128	$10,134	$10,143
5/31/2015	$10,104	$10,109	$10,125
6/30/2015	$9,995	$9,999	$10,012
7/31/2015	$10,038	$10,069	$10,070
8/31/2015	$9,978	$10,054	$10,040
9/30/2015	$9,995	$10,122	$10,080
10/31/2015	$10,040	$10,124	$10,112
11/30/2015	$10,008	$10,097	$10,075
12/31/2015	$9,935	$10,064	$10,025
1/31/2016	$9,991	$10,203	$10,135
2/29/2016	$10,047	$10,275	$10,207
3/31/2016	$10,220	$10,370	$10,332
4/30/2016	$10,316	$10,409	$10,403
5/31/2016	$10,320	$10,412	$10,411
6/30/2016	$10,502	$10,599	$10,594
7/31/2016	$10,606	$10,666	$10,682
8/31/2016	$10,630	$10,654	$10,693
9/30/2016	$10,627	$10,648	$10,696
10/31/2016	$10,575	$10,566	$10,625
11/30/2016	$10,331	$10,316	$10,386
12/31/2016	$10,358	$10,331	$10,417
1/31/2017	$10,402	$10,351	$10,453
2/28/2017	$10,486	$10,421	$10,534
3/31/2017	$10,481	$10,415	$10,531
4/30/2017	$10,566	$10,496	$10,618
5/31/2017	$10,631	$10,576	$10,700
6/30/2017	$10,636	$10,566	$10,691
7/31/2017	$10,692	$10,611	$10,744
8/31/2017	$10,768	$10,706	$10,837
9/30/2017	$10,730	$10,655	$10,799
10/31/2017	$10,735	$10,662	$10,812
11/30/2017	$10,729	$10,648	$10,795
12/31/2017	$10,765	$10,697	$10,843
1/31/2018	$10,677	$10,574	$10,739
2/28/2018	$10,578	$10,473	$10,637
3/31/2018	$10,618	$10,540	$10,690
4/30/2018	$10,556	$10,462	$10,619
5/31/2018	$10,598	$10,537	$10,677
6/30/2018	$10,588	$10,524	$10,661
7/31/2018	$10,609	$10,526	$10,684
8/31/2018	$10,653	$10,594	$10,736
9/30/2018	$10,621	$10,526	$10,690
10/31/2018	$10,527	$10,443	$10,601
11/30/2018	$10,571	$10,505	$10,649
12/31/2018	$10,701	$10,698	$10,815
1/31/2019	$10,860	$10,812	$10,964
2/28/2019	$10,867	$10,805	$10,976
3/31/2019	$11,052	$11,013	$11,174
4/30/2019	$11,072	$11,016	$11,190
5/31/2019	$11,236	$11,211	$11,362
6/30/2019	$11,389	$11,352	$11,522
7/31/2019	$11,429	$11,377	$11,556
8/31/2019	$11,630	$11,672	$11,818
9/30/2019	$11,584	$11,610	$11,767
10/31/2019	$11,610	$11,645	$11,805
11/30/2019	$11,602	$11,639	$11,802
12/31/2019	$11,617	$11,630	$11,820
1/31/2020	$11,854	$11,854	$12,032
2/29/2020	$12,003	$12,068	$12,212
3/31/2020	$11,488	$11,997	$11,974
4/30/2020	$11,720	$12,210	$12,214
5/31/2020	$11,873	$12,267	$12,328
6/30/2020	$12,014	$12,344	$12,431
7/31/2020	$12,301	$12,528	$12,649
8/31/2020	$12,260	$12,427	$12,576
9/30/2020	$12,241	$12,420	$12,553
10/31/2020	$12,207	$12,365	$12,509
11/30/2020	$12,412	$12,486	$12,672
12/31/2020	$12,501	$12,504	$12,716
1/31/2021	$12,463	$12,414	$12,636
2/28/2021	$12,323	$12,235	$12,473
3/31/2021	$12,206	$12,082	$12,327
4/30/2021	$12,323	$12,177	$12,431
5/31/2021	$12,371	$12,217	$12,479
6/30/2021	$12,491	$12,303	$12,569
7/31/2021	$12,609	$12,440	$12,696
8/31/2021	$12,598	$12,417	$12,687
9/30/2021	$12,504	$12,309	$12,579
10/31/2021	$12,503	$12,306	$12,568
11/30/2021	$12,527	$12,342	$12,584
12/31/2021	$12,519	$12,311	$12,575
1/31/2022	$12,280	$12,045	$12,300
2/28/2022	$12,137	$11,911	$12,132
3/31/2022	$11,806	$11,580	$11,806
4/30/2022	$11,400	$11,141	$11,366
5/31/2022	$11,370	$11,213	$11,429
6/30/2022	$11,100	$11,037	$11,200
7/31/2022	$11,390	$11,306	$11,482
8/31/2022	$11,110	$10,987	$11,183
9/30/2022	$10,608	$10,512	$10,701
10/31/2022	$10,474	$10,376	$10,584
11/30/2022	$10,831	$10,758	$10,979
12/31/2022	$10,786	$10,709	$10,941
1/31/2023	$11,160	$11,039	$11,281
2/28/2023	$10,887	$10,753	$11,004
3/31/2023	$11,131	$11,026	$11,262
4/30/2023	$11,198	$11,093	$11,331
5/31/2023	$11,066	$10,972	$11,213
6/30/2023	$11,059	$10,933	$11,196
7/31/2023	$11,090	$10,926	$11,207
8/31/2023	$11,020	$10,856	$11,139
9/30/2023	$10,759	$10,580	$10,874
10/31/2023	$10,599	$10,413	$10,710
11/30/2023	$11,070	$10,884	$11,192
12/31/2023	$11,480	$11,301	$11,617
1/31/2024	$11,487	$11,270	$11,589
2/29/2024	$11,364	$11,111	$11,450
3/31/2024	$11,464	$11,213	$11,563
4/30/2024	$11,222	$10,930	$11,292
5/31/2024	$11,403	$11,116	$11,480
6/30/2024	$11,517	$11,221	$11,585
7/31/2024	$11,779	$11,483	$11,847
8/31/2024	$11,962	$11,648	$12,022
9/30/2024	$12,131	$11,804	$12,187
10/31/2024	$11,856	$11,511	$11,910
11/30/2024	$11,998	$11,633	$12,035

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	8.38%	0.67%	1.84%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019998
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class P
Trading Symbol	LTRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.85%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,975	$10,009	$9,982
1/31/2015	$10,129	$10,219	$10,172
2/28/2015	$10,086	$10,123	$10,112
3/31/2015	$10,126	$10,170	$10,154
4/30/2015	$10,110	$10,134	$10,143
5/31/2015	$10,082	$10,109	$10,125
6/30/2015	$9,970	$9,999	$10,012
7/31/2015	$10,009	$10,069	$10,070
8/31/2015	$9,946	$10,054	$10,040
9/30/2015	$9,959	$10,122	$10,080
10/31/2015	$10,000	$10,124	$10,112
11/30/2015	$9,965	$10,097	$10,075
12/31/2015	$9,889	$10,064	$10,025
1/31/2016	$9,940	$10,203	$10,135
2/29/2016	$9,992	$10,275	$10,207
3/31/2016	$10,160	$10,370	$10,332
4/30/2016	$10,251	$10,409	$10,403
5/31/2016	$10,252	$10,412	$10,411
6/30/2016	$10,428	$10,599	$10,594
7/31/2016	$10,527	$10,666	$10,682
8/31/2016	$10,548	$10,654	$10,693
9/30/2016	$10,540	$10,648	$10,696
10/31/2016	$10,485	$10,566	$10,625
11/30/2016	$10,240	$10,316	$10,386
12/31/2016	$10,262	$10,331	$10,417
1/31/2017	$10,302	$10,351	$10,453
2/28/2017	$10,372	$10,421	$10,534
3/31/2017	$10,373	$10,415	$10,531
4/30/2017	$10,453	$10,496	$10,618
5/31/2017	$10,513	$10,576	$10,700
6/30/2017	$10,514	$10,566	$10,691
7/31/2017	$10,565	$10,611	$10,744
8/31/2017	$10,636	$10,706	$10,837
9/30/2017	$10,595	$10,655	$10,799
10/31/2017	$10,596	$10,662	$10,812
11/30/2017	$10,586	$10,648	$10,795
12/31/2017	$10,618	$10,697	$10,843
1/31/2018	$10,527	$10,574	$10,739
2/28/2018	$10,426	$10,473	$10,637
3/31/2018	$10,462	$10,540	$10,690
4/30/2018	$10,397	$10,462	$10,619
5/31/2018	$10,434	$10,537	$10,677
6/30/2018	$10,420	$10,524	$10,661
7/31/2018	$10,436	$10,526	$10,684
8/31/2018	$10,475	$10,594	$10,736
9/30/2018	$10,440	$10,526	$10,690
10/31/2018	$10,343	$10,443	$10,601
11/30/2018	$10,382	$10,505	$10,649
12/31/2018	$10,495	$10,698	$10,815
1/31/2019	$10,657	$10,812	$10,964
2/28/2019	$10,660	$10,805	$10,976
3/31/2019	$10,836	$11,013	$11,174
4/30/2019	$10,852	$11,016	$11,190
5/31/2019	$11,008	$11,211	$11,362
6/30/2019	$11,152	$11,352	$11,522
7/31/2019	$11,187	$11,377	$11,556
8/31/2019	$11,379	$11,672	$11,818
9/30/2019	$11,330	$11,610	$11,767
10/31/2019	$11,351	$11,645	$11,805
11/30/2019	$11,339	$11,639	$11,802
12/31/2019	$11,348	$11,630	$11,820
1/31/2020	$11,574	$11,854	$12,032
2/29/2020	$11,715	$12,068	$12,212
3/31/2020	$11,210	$11,997	$11,974
4/30/2020	$11,431	$12,210	$12,214
5/31/2020	$11,575	$12,267	$12,328
6/30/2020	$11,707	$12,344	$12,431
7/31/2020	$11,981	$12,528	$12,649
8/31/2020	$11,937	$12,427	$12,576
9/30/2020	$11,913	$12,420	$12,553
10/31/2020	$11,876	$12,365	$12,509
11/30/2020	$12,070	$12,486	$12,672
12/31/2020	$12,151	$12,504	$12,716
1/31/2021	$12,109	$12,414	$12,636
2/28/2021	$11,969	$12,235	$12,473
3/31/2021	$11,851	$12,082	$12,327
4/30/2021	$11,959	$12,177	$12,431
5/31/2021	$12,001	$12,217	$12,479
6/30/2021	$12,112	$12,303	$12,569
7/31/2021	$12,221	$12,440	$12,696
8/31/2021	$12,206	$12,417	$12,687
9/30/2021	$12,110	$12,309	$12,579
10/31/2021	$12,105	$12,306	$12,568
11/30/2021	$12,122	$12,342	$12,584
12/31/2021	$12,109	$12,311	$12,575
1/31/2022	$11,874	$12,045	$12,300
2/28/2022	$11,732	$11,911	$12,132
3/31/2022	$11,408	$11,580	$11,806
4/30/2022	$11,013	$11,141	$11,366
5/31/2022	$10,979	$11,213	$11,429
6/30/2022	$10,715	$11,037	$11,200
7/31/2022	$10,990	$11,306	$11,482
8/31/2022	$10,716	$10,987	$11,183
9/30/2022	$10,229	$10,512	$10,701
10/31/2022	$10,084	$10,376	$10,584
11/30/2022	$10,424	$10,758	$10,979
12/31/2022	$10,388	$10,709	$10,941
1/31/2023	$10,731	$11,039	$11,281
2/28/2023	$10,477	$10,753	$11,004
3/31/2023	$10,694	$11,026	$11,262
4/30/2023	$10,755	$11,093	$11,331
5/31/2023	$10,635	$10,972	$11,213
6/30/2023	$10,624	$10,933	$11,196
7/31/2023	$10,650	$10,926	$11,207
8/31/2023	$10,579	$10,856	$11,139
9/30/2023	$10,324	$10,580	$10,874
10/31/2023	$10,168	$10,413	$10,710
11/30/2023	$10,601	$10,884	$11,192
12/31/2023	$11,000	$11,301	$11,617
1/31/2024	$10,991	$11,270	$11,589
2/29/2024	$10,869	$11,111	$11,450
3/31/2024	$10,973	$11,213	$11,563
4/30/2024	$10,725	$10,930	$11,292
5/31/2024	$10,893	$11,116	$11,480
6/30/2024	$10,998	$11,221	$11,585
7/31/2024	$11,243	$11,483	$11,847
8/31/2024	$11,413	$11,648	$12,022
9/30/2024	$11,569	$11,804	$12,187
10/31/2024	$11,303	$11,511	$11,910
11/30/2024	$11,434	$11,633	$12,035

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	7.85%	0.17%	1.35%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054895
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R2
Trading Symbol	LTRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.58%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,974	$10,009	$9,982
1/31/2015	$10,127	$10,219	$10,172
2/28/2015	$10,082	$10,123	$10,112
3/31/2015	$10,122	$10,170	$10,154
4/30/2015	$10,094	$10,134	$10,143
5/31/2015	$10,074	$10,109	$10,125
6/30/2015	$9,960	$9,999	$10,012
7/31/2015	$9,998	$10,069	$10,070
8/31/2015	$9,933	$10,054	$10,040
9/30/2015	$9,945	$10,122	$10,080
10/31/2015	$9,985	$10,124	$10,112
11/30/2015	$9,948	$10,097	$10,075
12/31/2015	$9,871	$10,064	$10,025
1/31/2016	$9,921	$10,203	$10,135
2/29/2016	$9,972	$10,275	$10,207
3/31/2016	$10,139	$10,370	$10,332
4/30/2016	$10,229	$10,409	$10,403
5/31/2016	$10,228	$10,412	$10,411
6/30/2016	$10,394	$10,599	$10,594
7/31/2016	$10,501	$10,666	$10,682
8/31/2016	$10,511	$10,654	$10,693
9/30/2016	$10,512	$10,648	$10,696
10/31/2016	$10,445	$10,566	$10,625
11/30/2016	$10,209	$10,316	$10,386
12/31/2016	$10,230	$10,331	$10,417
1/31/2017	$10,268	$10,351	$10,453
2/28/2017	$10,337	$10,421	$10,534
3/31/2017	$10,336	$10,415	$10,531
4/30/2017	$10,415	$10,496	$10,618
5/31/2017	$10,474	$10,576	$10,700
6/30/2017	$10,474	$10,566	$10,691
7/31/2017	$10,514	$10,611	$10,744
8/31/2017	$10,593	$10,706	$10,837
9/30/2017	$10,551	$10,655	$10,799
10/31/2017	$10,550	$10,662	$10,812
11/30/2017	$10,539	$10,648	$10,795
12/31/2017	$10,569	$10,697	$10,843
1/31/2018	$10,476	$10,574	$10,739
2/28/2018	$10,375	$10,473	$10,637
3/31/2018	$10,409	$10,540	$10,690
4/30/2018	$10,342	$10,462	$10,619
5/31/2018	$10,378	$10,537	$10,677
6/30/2018	$10,362	$10,524	$10,661
7/31/2018	$10,377	$10,526	$10,684
8/31/2018	$10,414	$10,594	$10,736
9/30/2018	$10,378	$10,526	$10,690
10/31/2018	$10,280	$10,443	$10,601
11/30/2018	$10,318	$10,505	$10,649
12/31/2018	$10,428	$10,698	$10,815
1/31/2019	$10,589	$10,812	$10,964
2/28/2019	$10,580	$10,805	$10,976
3/31/2019	$10,765	$11,013	$11,174
4/30/2019	$10,780	$11,016	$11,190
5/31/2019	$10,923	$11,211	$11,362
6/30/2019	$11,076	$11,352	$11,522
7/31/2019	$11,109	$11,377	$11,556
8/31/2019	$11,299	$11,672	$11,818
9/30/2019	$11,238	$11,610	$11,767
10/31/2019	$11,257	$11,645	$11,805
11/30/2019	$11,254	$11,639	$11,802
12/31/2019	$11,262	$11,630	$11,820
1/31/2020	$11,486	$11,854	$12,032
2/29/2020	$11,625	$12,068	$12,212
3/31/2020	$11,120	$11,997	$11,974
4/30/2020	$11,328	$12,210	$12,214
5/31/2020	$11,480	$12,267	$12,328
6/30/2020	$11,600	$12,344	$12,431
7/31/2020	$11,882	$12,528	$12,649
8/31/2020	$11,837	$12,427	$12,576
9/30/2020	$11,811	$12,420	$12,553
10/31/2020	$11,773	$12,365	$12,509
11/30/2020	$11,953	$12,486	$12,672
12/31/2020	$12,032	$12,504	$12,716
1/31/2021	$11,989	$12,414	$12,636
2/28/2021	$11,859	$12,235	$12,473
3/31/2021	$11,729	$12,082	$12,327
4/30/2021	$11,846	$12,177	$12,431
5/31/2021	$11,886	$12,217	$12,479
6/30/2021	$11,995	$12,303	$12,569
7/31/2021	$12,102	$12,440	$12,696
8/31/2021	$12,085	$12,417	$12,687
9/30/2021	$11,977	$12,309	$12,579
10/31/2021	$11,981	$12,306	$12,568
11/30/2021	$11,997	$12,342	$12,584
12/31/2021	$11,982	$12,311	$12,575
1/31/2022	$11,747	$12,045	$12,300
2/28/2022	$11,605	$11,911	$12,132
3/31/2022	$11,281	$11,580	$11,806
4/30/2022	$10,887	$11,141	$11,366
5/31/2022	$10,852	$11,213	$11,429
6/30/2022	$10,587	$11,037	$11,200
7/31/2022	$10,859	$11,306	$11,482
8/31/2022	$10,586	$10,987	$11,183
9/30/2022	$10,101	$10,512	$10,701
10/31/2022	$9,967	$10,376	$10,584
11/30/2022	$10,303	$10,758	$10,979
12/31/2022	$10,254	$10,709	$10,941
1/31/2023	$10,605	$11,039	$11,281
2/28/2023	$10,340	$10,753	$11,004
3/31/2023	$10,565	$11,026	$11,262
4/30/2023	$10,612	$11,093	$11,331
5/31/2023	$10,492	$10,972	$11,213
6/30/2023	$10,480	$10,933	$11,196
7/31/2023	$10,504	$10,926	$11,207
8/31/2023	$10,432	$10,856	$11,139
9/30/2023	$10,178	$10,580	$10,874
10/31/2023	$10,022	$10,413	$10,710
11/30/2023	$10,462	$10,884	$11,192
12/31/2023	$10,844	$11,301	$11,617
1/31/2024	$10,846	$11,270	$11,589
2/29/2024	$10,724	$11,111	$11,450
3/31/2024	$10,812	$11,213	$11,563
4/30/2024	$10,578	$10,930	$11,292
5/31/2024	$10,743	$11,116	$11,480
6/30/2024	$10,845	$11,221	$11,585
7/31/2024	$11,086	$11,483	$11,847
8/31/2024	$11,253	$11,648	$12,022
9/30/2024	$11,406	$11,804	$12,187
10/31/2024	$11,140	$11,511	$11,910
11/30/2024	$11,255	$11,633	$12,035

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	7.58%	0.00%	1.19%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054896
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R3
Trading Symbol	LTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.81%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,975	$10,009	$9,982
1/31/2015	$10,129	$10,219	$10,172
2/28/2015	$10,085	$10,123	$10,112
3/31/2015	$10,125	$10,170	$10,154
4/30/2015	$10,098	$10,134	$10,143
5/31/2015	$10,079	$10,109	$10,125
6/30/2015	$9,966	$9,999	$10,012
7/31/2015	$10,005	$10,069	$10,070
8/31/2015	$9,941	$10,054	$10,040
9/30/2015	$9,954	$10,122	$10,080
10/31/2015	$9,995	$10,124	$10,112
11/30/2015	$9,959	$10,097	$10,075
12/31/2015	$9,882	$10,064	$10,025
1/31/2016	$9,933	$10,203	$10,135
2/29/2016	$9,985	$10,275	$10,207
3/31/2016	$10,153	$10,370	$10,332
4/30/2016	$10,234	$10,409	$10,403
5/31/2016	$10,244	$10,412	$10,411
6/30/2016	$10,411	$10,599	$10,594
7/31/2016	$10,519	$10,666	$10,682
8/31/2016	$10,529	$10,654	$10,693
9/30/2016	$10,531	$10,648	$10,696
10/31/2016	$10,465	$10,566	$10,625
11/30/2016	$10,229	$10,316	$10,386
12/31/2016	$10,251	$10,331	$10,417
1/31/2017	$10,291	$10,351	$10,453
2/28/2017	$10,360	$10,421	$10,534
3/31/2017	$10,360	$10,415	$10,531
4/30/2017	$10,431	$10,496	$10,618
5/31/2017	$10,501	$10,576	$10,700
6/30/2017	$10,501	$10,566	$10,691
7/31/2017	$10,542	$10,611	$10,744
8/31/2017	$10,623	$10,706	$10,837
9/30/2017	$10,581	$10,655	$10,799
10/31/2017	$10,581	$10,662	$10,812
11/30/2017	$10,571	$10,648	$10,795
12/31/2017	$10,602	$10,697	$10,843
1/31/2018	$10,510	$10,574	$10,739
2/28/2018	$10,409	$10,473	$10,637
3/31/2018	$10,444	$10,540	$10,690
4/30/2018	$10,378	$10,462	$10,619
5/31/2018	$10,404	$10,537	$10,677
6/30/2018	$10,400	$10,524	$10,661
7/31/2018	$10,416	$10,526	$10,684
8/31/2018	$10,454	$10,594	$10,736
9/30/2018	$10,418	$10,526	$10,690
10/31/2018	$10,320	$10,443	$10,601
11/30/2018	$10,359	$10,505	$10,649
12/31/2018	$10,471	$10,698	$10,815
1/31/2019	$10,633	$10,812	$10,964
2/28/2019	$10,625	$10,805	$10,976
3/31/2019	$10,812	$11,013	$11,174
4/30/2019	$10,828	$11,016	$11,190
5/31/2019	$10,972	$11,211	$11,362
6/30/2019	$11,127	$11,352	$11,522
7/31/2019	$11,161	$11,377	$11,556
8/31/2019	$11,354	$11,672	$11,818
9/30/2019	$11,293	$11,610	$11,767
10/31/2019	$11,313	$11,645	$11,805
11/30/2019	$11,311	$11,639	$11,802
12/31/2019	$11,320	$11,630	$11,820
1/31/2020	$11,546	$11,854	$12,032
2/29/2020	$11,686	$12,068	$12,212
3/31/2020	$11,179	$11,997	$11,974
4/30/2020	$11,390	$12,210	$12,214
5/31/2020	$11,544	$12,267	$12,328
6/30/2020	$11,666	$12,344	$12,431
7/31/2020	$11,950	$12,528	$12,649
8/31/2020	$11,905	$12,427	$12,576
9/30/2020	$11,881	$12,420	$12,553
10/31/2020	$11,843	$12,365	$12,509
11/30/2020	$12,026	$12,486	$12,672
12/31/2020	$12,106	$12,504	$12,716
1/31/2021	$12,064	$12,414	$12,636
2/28/2021	$11,934	$12,235	$12,473
3/31/2021	$11,803	$12,082	$12,327
4/30/2021	$11,923	$12,177	$12,431
5/31/2021	$11,964	$12,217	$12,479
6/30/2021	$12,075	$12,303	$12,569
7/31/2021	$12,183	$12,440	$12,696
8/31/2021	$12,167	$12,417	$12,687
9/30/2021	$12,071	$12,309	$12,579
10/31/2021	$12,065	$12,306	$12,568
11/30/2021	$12,082	$12,342	$12,584
12/31/2021	$12,068	$12,311	$12,575
1/31/2022	$11,833	$12,045	$12,300
2/28/2022	$11,690	$11,911	$12,132
3/31/2022	$11,364	$11,580	$11,806
4/30/2022	$10,969	$11,141	$11,366
5/31/2022	$10,935	$11,213	$11,429
6/30/2022	$10,669	$11,037	$11,200
7/31/2022	$10,943	$11,306	$11,482
8/31/2022	$10,669	$10,987	$11,183
9/30/2022	$10,181	$10,512	$10,701
10/31/2022	$10,047	$10,376	$10,584
11/30/2022	$10,386	$10,758	$10,979
12/31/2022	$10,338	$10,709	$10,941
1/31/2023	$10,693	$11,039	$11,281
2/28/2023	$10,426	$10,753	$11,004
3/31/2023	$10,655	$11,026	$11,262
4/30/2023	$10,715	$11,093	$11,331
5/31/2023	$10,582	$10,972	$11,213
6/30/2023	$10,571	$10,933	$11,196
7/31/2023	$10,596	$10,926	$11,207
8/31/2023	$10,537	$10,856	$11,139
9/30/2023	$10,269	$10,580	$10,874
10/31/2023	$10,112	$10,413	$10,710
11/30/2023	$10,558	$10,884	$11,192
12/31/2023	$10,944	$11,301	$11,617
1/31/2024	$10,947	$11,270	$11,589
2/29/2024	$10,824	$11,111	$11,450
3/31/2024	$10,927	$11,213	$11,563
4/30/2024	$10,679	$10,930	$11,292
5/31/2024	$10,846	$11,116	$11,480
6/30/2024	$10,950	$11,221	$11,585
7/31/2024	$11,195	$11,483	$11,847
8/31/2024	$11,364	$11,648	$12,022
9/30/2024	$11,519	$11,804	$12,187
10/31/2024	$11,252	$11,511	$11,910
11/30/2024	$11,382	$11,633	$12,035

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	7.81%	0.13%	1.30%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156629
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R4
Trading Symbol	LTRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.08%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,041	$10,070	$10,058
8/31/2015	$9,979	$10,055	$10,029
9/30/2015	$9,993	$10,123	$10,068
10/31/2015	$10,037	$10,125	$10,100
11/30/2015	$10,003	$10,098	$10,063
12/31/2015	$9,928	$10,065	$10,013
1/31/2016	$9,992	$10,204	$10,123
2/29/2016	$10,035	$10,276	$10,195
3/31/2016	$10,207	$10,371	$10,320
4/30/2016	$10,300	$10,410	$10,391
5/31/2016	$10,303	$10,413	$10,399
6/30/2016	$10,483	$10,600	$10,582
7/31/2016	$10,584	$10,667	$10,669
8/31/2016	$10,606	$10,655	$10,681
9/30/2016	$10,601	$10,649	$10,683
10/31/2016	$10,546	$10,567	$10,612
11/30/2016	$10,301	$10,317	$10,374
12/31/2016	$10,325	$10,332	$10,404
1/31/2017	$10,367	$10,352	$10,441
2/28/2017	$10,449	$10,422	$10,522
3/31/2017	$10,442	$10,416	$10,518
4/30/2017	$10,525	$10,497	$10,606
5/31/2017	$10,588	$10,577	$10,687
6/30/2017	$10,590	$10,567	$10,678
7/31/2017	$10,644	$10,612	$10,731
8/31/2017	$10,717	$10,707	$10,824
9/30/2017	$10,677	$10,656	$10,786
10/31/2017	$10,690	$10,663	$10,799
11/30/2017	$10,672	$10,649	$10,783
12/31/2017	$10,715	$10,698	$10,830
1/31/2018	$10,615	$10,575	$10,726
2/28/2018	$10,515	$10,474	$10,624
3/31/2018	$10,553	$10,542	$10,678
4/30/2018	$10,488	$10,463	$10,607
5/31/2018	$10,527	$10,538	$10,664
6/30/2018	$10,514	$10,525	$10,649
7/31/2018	$10,533	$10,527	$10,671
8/31/2018	$10,573	$10,595	$10,724
9/30/2018	$10,540	$10,527	$10,678
10/31/2018	$10,453	$10,444	$10,589
11/30/2018	$10,484	$10,506	$10,636
12/31/2018	$10,611	$10,699	$10,802
1/31/2019	$10,766	$10,813	$10,951
2/28/2019	$10,771	$10,806	$10,963
3/31/2019	$10,952	$11,014	$11,161
4/30/2019	$10,970	$11,017	$11,177
5/31/2019	$11,129	$11,212	$11,348
6/30/2019	$11,278	$11,353	$11,509
7/31/2019	$11,315	$11,378	$11,543
8/31/2019	$11,512	$11,673	$11,804
9/30/2019	$11,463	$11,611	$11,753
10/31/2019	$11,487	$11,646	$11,791
11/30/2019	$11,487	$11,640	$11,789
12/31/2019	$11,488	$11,632	$11,806
1/31/2020	$11,719	$11,855	$12,018
2/29/2020	$11,864	$12,069	$12,198
3/31/2020	$11,352	$11,998	$11,960
4/30/2020	$11,579	$12,211	$12,199
5/31/2020	$11,727	$12,268	$12,313
6/30/2020	$11,864	$12,345	$12,416
7/31/2020	$12,144	$12,530	$12,634
8/31/2020	$12,102	$12,428	$12,561
9/30/2020	$12,079	$12,422	$12,539
10/31/2020	$12,043	$12,366	$12,494
11/30/2020	$12,243	$12,488	$12,657
12/31/2020	$12,316	$12,505	$12,701
1/31/2021	$12,276	$12,415	$12,621
2/28/2021	$12,146	$12,236	$12,458
3/31/2021	$12,027	$12,083	$12,313
4/30/2021	$12,139	$12,178	$12,417
5/31/2021	$12,184	$12,218	$12,464
6/30/2021	$12,299	$12,304	$12,555
7/31/2021	$12,413	$12,442	$12,681
8/31/2021	$12,399	$12,418	$12,672
9/30/2021	$12,303	$12,310	$12,564
10/31/2021	$12,300	$12,307	$12,554
11/30/2021	$12,320	$12,344	$12,569
12/31/2021	$12,308	$12,312	$12,560
1/31/2022	$12,071	$12,047	$12,285
2/28/2022	$11,927	$11,912	$12,118
3/31/2022	$11,598	$11,581	$11,792
4/30/2022	$11,196	$11,142	$11,353
5/31/2022	$11,164	$11,214	$11,415
6/30/2022	$10,895	$11,038	$11,187
7/31/2022	$11,177	$11,307	$11,468
8/31/2022	$10,911	$10,988	$11,170
9/30/2022	$10,403	$10,513	$10,689
10/31/2022	$10,268	$10,377	$10,572
11/30/2022	$10,617	$10,759	$10,966
12/31/2022	$10,570	$10,710	$10,929
1/31/2023	$10,935	$11,040	$11,268
2/28/2023	$10,664	$10,754	$10,991
3/31/2023	$10,901	$11,027	$11,249
4/30/2023	$10,964	$11,094	$11,317
5/31/2023	$10,831	$10,973	$11,200
6/30/2023	$10,822	$10,934	$11,183
7/31/2023	$10,850	$10,927	$11,194
8/31/2023	$10,791	$10,857	$11,126
9/30/2023	$10,532	$10,581	$10,861
10/31/2023	$10,373	$10,414	$10,698
11/30/2023	$10,819	$10,886	$11,179
12/31/2023	$11,230	$11,302	$11,603
1/31/2024	$11,223	$11,271	$11,576
2/29/2024	$11,099	$11,112	$11,437
3/31/2024	$11,207	$11,215	$11,549
4/30/2024	$10,955	$10,931	$11,279
5/31/2024	$11,129	$11,117	$11,466
6/30/2024	$11,238	$11,222	$11,571
7/31/2024	$11,491	$11,484	$11,834
8/31/2024	$11,680	$11,649	$12,008
9/30/2024	$11,829	$11,805	$12,172
10/31/2024	$11,557	$11,512	$11,896
11/30/2024	$11,693	$11,634	$12,021

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	8.08%	0.36%	1.67%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.97%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156630
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R5
Trading Symbol	LTRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.35%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,044	$10,070	$10,058
8/31/2015	$9,983	$10,055	$10,029
9/30/2015	$10,000	$10,123	$10,068
10/31/2015	$10,045	$10,125	$10,100
11/30/2015	$10,013	$10,098	$10,063
12/31/2015	$9,929	$10,065	$10,013
1/31/2016	$9,984	$10,204	$10,123
2/29/2016	$10,029	$10,276	$10,195
3/31/2016	$10,210	$10,371	$10,320
4/30/2016	$10,297	$10,410	$10,391
5/31/2016	$10,301	$10,413	$10,399
6/30/2016	$10,484	$10,600	$10,582
7/31/2016	$10,588	$10,667	$10,669
8/31/2016	$10,613	$10,655	$10,681
9/30/2016	$10,620	$10,649	$10,683
10/31/2016	$10,558	$10,567	$10,612
11/30/2016	$10,315	$10,317	$10,374
12/31/2016	$10,342	$10,332	$10,404
1/31/2017	$10,397	$10,352	$10,441
2/28/2017	$10,471	$10,422	$10,522
3/31/2017	$10,465	$10,416	$10,518
4/30/2017	$10,551	$10,497	$10,606
5/31/2017	$10,626	$10,577	$10,687
6/30/2017	$10,621	$10,567	$10,678
7/31/2017	$10,677	$10,612	$10,731
8/31/2017	$10,763	$10,707	$10,824
9/30/2017	$10,715	$10,656	$10,786
10/31/2017	$10,730	$10,663	$10,799
11/30/2017	$10,714	$10,649	$10,783
12/31/2017	$10,760	$10,698	$10,830
1/31/2018	$10,661	$10,575	$10,726
2/28/2018	$10,573	$10,474	$10,624
3/31/2018	$10,613	$10,542	$10,678
4/30/2018	$10,540	$10,463	$10,607
5/31/2018	$10,582	$10,538	$10,664
6/30/2018	$10,571	$10,525	$10,649
7/31/2018	$10,592	$10,527	$10,671
8/31/2018	$10,635	$10,595	$10,724
9/30/2018	$10,603	$10,527	$10,678
10/31/2018	$10,519	$10,444	$10,589
11/30/2018	$10,552	$10,506	$10,636
12/31/2018	$10,681	$10,699	$10,802
1/31/2019	$10,840	$10,813	$10,951
2/28/2019	$10,847	$10,806	$10,963
3/31/2019	$11,031	$11,014	$11,161
4/30/2019	$11,052	$11,017	$11,177
5/31/2019	$11,215	$11,212	$11,348
6/30/2019	$11,367	$11,353	$11,509
7/31/2019	$11,407	$11,378	$11,543
8/31/2019	$11,608	$11,673	$11,804
9/30/2019	$11,561	$11,611	$11,753
10/31/2019	$11,587	$11,646	$11,791
11/30/2019	$11,590	$11,640	$11,789
12/31/2019	$11,593	$11,632	$11,806
1/31/2020	$11,829	$11,855	$12,018
2/29/2020	$11,978	$12,069	$12,198
3/31/2020	$11,463	$11,998	$11,960
4/30/2020	$11,695	$12,211	$12,199
5/31/2020	$11,847	$12,268	$12,313
6/30/2020	$11,988	$12,345	$12,416
7/31/2020	$12,285	$12,530	$12,634
8/31/2020	$12,244	$12,428	$12,561
9/30/2020	$12,213	$12,422	$12,539
10/31/2020	$12,179	$12,366	$12,494
11/30/2020	$12,383	$12,488	$12,657
12/31/2020	$12,471	$12,505	$12,701
1/31/2021	$12,433	$12,415	$12,621
2/28/2021	$12,293	$12,236	$12,458
3/31/2021	$12,175	$12,083	$12,313
4/30/2021	$12,291	$12,178	$12,417
5/31/2021	$12,351	$12,218	$12,464
6/30/2021	$12,458	$12,304	$12,555
7/31/2021	$12,576	$12,442	$12,681
8/31/2021	$12,576	$12,418	$12,672
9/30/2021	$12,470	$12,310	$12,564
10/31/2021	$12,469	$12,307	$12,554
11/30/2021	$12,492	$12,344	$12,569
12/31/2021	$12,495	$12,312	$12,560
1/31/2022	$12,244	$12,047	$12,285
2/28/2022	$12,113	$11,912	$12,118
3/31/2022	$11,769	$11,581	$11,792
4/30/2022	$11,376	$11,142	$11,353
5/31/2022	$11,346	$11,214	$11,415
6/30/2022	$11,075	$11,038	$11,187
7/31/2022	$11,352	$11,307	$11,468
8/31/2022	$11,085	$10,988	$11,170
9/30/2022	$10,583	$10,513	$10,689
10/31/2022	$10,436	$10,377	$10,572
11/30/2022	$10,792	$10,759	$10,966
12/31/2022	$10,760	$10,710	$10,929
1/31/2023	$11,120	$11,040	$11,268
2/28/2023	$10,860	$10,754	$10,991
3/31/2023	$11,090	$11,027	$11,249
4/30/2023	$11,157	$11,094	$11,317
5/31/2023	$11,036	$10,973	$11,200
6/30/2023	$11,029	$10,934	$11,183
7/31/2023	$11,060	$10,927	$11,194
8/31/2023	$10,990	$10,857	$11,126
9/30/2023	$10,728	$10,581	$10,861
10/31/2023	$10,568	$10,414	$10,698
11/30/2023	$11,025	$10,886	$11,179
12/31/2023	$11,446	$11,302	$11,603
1/31/2024	$11,441	$11,271	$11,576
2/29/2024	$11,317	$11,112	$11,437
3/31/2024	$11,430	$11,215	$11,549
4/30/2024	$11,175	$10,931	$11,279
5/31/2024	$11,368	$11,117	$11,466
6/30/2024	$11,468	$11,222	$11,571
7/31/2024	$11,729	$11,484	$11,834
8/31/2024	$11,925	$11,649	$12,008
9/30/2024	$12,079	$11,805	$12,172
10/31/2024	$11,804	$11,512	$11,896
11/30/2024	$11,946	$11,634	$12,021

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	8.35%	0.61%	1.91%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.97%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000156631
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Fund
Class Name	Class R6
Trading Symbol	LTRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.45%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,044	$10,070	$10,058
8/31/2015	$9,985	$10,055	$10,029
9/30/2015	$10,003	$10,123	$10,068
10/31/2015	$10,040	$10,125	$10,100
11/30/2015	$10,009	$10,098	$10,063
12/31/2015	$9,937	$10,065	$10,013
1/31/2016	$9,994	$10,204	$10,123
2/29/2016	$10,050	$10,276	$10,195
3/31/2016	$10,225	$10,371	$10,320
4/30/2016	$10,321	$10,410	$10,391
5/31/2016	$10,327	$10,413	$10,399
6/30/2016	$10,500	$10,600	$10,582
7/31/2016	$10,615	$10,667	$10,669
8/31/2016	$10,641	$10,655	$10,681
9/30/2016	$10,639	$10,649	$10,683
10/31/2016	$10,577	$10,567	$10,612
11/30/2016	$10,344	$10,317	$10,374
12/31/2016	$10,372	$10,332	$10,404
1/31/2017	$10,417	$10,352	$10,441
2/28/2017	$10,493	$10,422	$10,522
3/31/2017	$10,498	$10,416	$10,518
4/30/2017	$10,585	$10,497	$10,606
5/31/2017	$10,651	$10,577	$10,687
6/30/2017	$10,657	$10,567	$10,678
7/31/2017	$10,714	$10,612	$10,731
8/31/2017	$10,792	$10,707	$10,824
9/30/2017	$10,755	$10,656	$10,786
10/31/2017	$10,761	$10,663	$10,799
11/30/2017	$10,756	$10,649	$10,783
12/31/2017	$10,793	$10,698	$10,830
1/31/2018	$10,705	$10,575	$10,726
2/28/2018	$10,607	$10,474	$10,624
3/31/2018	$10,649	$10,542	$10,678
4/30/2018	$10,587	$10,463	$10,607
5/31/2018	$10,630	$10,538	$10,664
6/30/2018	$10,620	$10,525	$10,649
7/31/2018	$10,642	$10,527	$10,671
8/31/2018	$10,686	$10,595	$10,724
9/30/2018	$10,655	$10,527	$10,678
10/31/2018	$10,571	$10,444	$10,589
11/30/2018	$10,605	$10,506	$10,636
12/31/2018	$10,736	$10,699	$10,802
1/31/2019	$10,896	$10,813	$10,951
2/28/2019	$10,904	$10,806	$10,963
3/31/2019	$11,090	$11,014	$11,161
4/30/2019	$11,112	$11,017	$11,177
5/31/2019	$11,277	$11,212	$11,348
6/30/2019	$11,430	$11,353	$11,509
7/31/2019	$11,471	$11,378	$11,543
8/31/2019	$11,675	$11,673	$11,804
9/30/2019	$11,629	$11,611	$11,753
10/31/2019	$11,656	$11,646	$11,791
11/30/2019	$11,648	$11,640	$11,789
12/31/2019	$11,664	$11,632	$11,806
1/31/2020	$11,902	$11,855	$12,018
2/29/2020	$12,053	$12,069	$12,198
3/31/2020	$11,536	$11,998	$11,960
4/30/2020	$11,770	$12,211	$12,199
5/31/2020	$11,924	$12,268	$12,313
6/30/2020	$12,055	$12,345	$12,416
7/31/2020	$12,355	$12,530	$12,634
8/31/2020	$12,315	$12,428	$12,561
9/30/2020	$12,296	$12,422	$12,539
10/31/2020	$12,263	$12,366	$12,494
11/30/2020	$12,470	$12,488	$12,657
12/31/2020	$12,547	$12,505	$12,701
1/31/2021	$12,510	$12,415	$12,621
2/28/2021	$12,381	$12,236	$12,458
3/31/2021	$12,252	$12,083	$12,313
4/30/2021	$12,382	$12,178	$12,417
5/31/2021	$12,431	$12,218	$12,464
6/30/2021	$12,552	$12,304	$12,555
7/31/2021	$12,672	$12,442	$12,681
8/31/2021	$12,661	$12,418	$12,672
9/30/2021	$12,567	$12,310	$12,564
10/31/2021	$12,567	$12,307	$12,554
11/30/2021	$12,591	$12,344	$12,569
12/31/2021	$12,583	$12,312	$12,560
1/31/2022	$12,344	$12,047	$12,285
2/28/2022	$12,201	$11,912	$12,118
3/31/2022	$11,868	$11,581	$11,792
4/30/2022	$11,461	$11,142	$11,353
5/31/2022	$11,431	$11,214	$11,415
6/30/2022	$11,159	$11,038	$11,187
7/31/2022	$11,452	$11,307	$11,468
8/31/2022	$11,171	$10,988	$11,170
9/30/2022	$10,666	$10,513	$10,689
10/31/2022	$10,531	$10,377	$10,572
11/30/2022	$10,891	$10,759	$10,966
12/31/2022	$10,847	$10,710	$10,929
1/31/2023	$11,224	$11,040	$11,268
2/28/2023	$10,949	$10,754	$10,991
3/31/2023	$11,195	$11,027	$11,249
4/30/2023	$11,263	$11,094	$11,317
5/31/2023	$11,130	$10,973	$11,200
6/30/2023	$11,124	$10,934	$11,183
7/31/2023	$11,155	$10,927	$11,194
8/31/2023	$11,099	$10,857	$11,126
9/30/2023	$10,822	$10,581	$10,861
10/31/2023	$10,662	$10,414	$10,698
11/30/2023	$11,137	$10,886	$11,179
12/31/2023	$11,550	$11,302	$11,603
1/31/2024	$11,558	$11,271	$11,576
2/29/2024	$11,434	$11,112	$11,437
3/31/2024	$11,549	$11,215	$11,549
4/30/2024	$11,293	$10,931	$11,279
5/31/2024	$11,475	$11,117	$11,466
6/30/2024	$11,591	$11,222	$11,571
7/31/2024	$11,856	$11,484	$11,834
8/31/2024	$12,041	$11,649	$12,008
9/30/2024	$12,211	$11,805	$12,172
10/31/2024	$11,934	$11,512	$11,896
11/30/2024	$12,078	$11,634	$12,021

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	8.45%	0.73%	2.02%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.97%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,738,945,309
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,804,862
InvestmentCompanyPortfolioTurnover	385.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of November 30, 2024)
Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.